Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.9% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 01/15/23	721,808,443	746,499,698
0.63%, 04/15/23	614,255,948	642,964,134
0.38%, 07/15/23	698,003,398	735,628,091
0.63%, 01/15/24	666,900,551	711,729,253
0.50%, 04/15/24	372,500,751	397,857,234
0.13%, 07/15/24	617,177,439	659,057,421
0.13%, 10/15/24	532,726,639	569,981,933
0.25%, 01/15/25	589,349,393	633,355,664
2.38%, 01/15/25	394,151,604	452,587,779
0.13%, 04/15/25	439,418,596	471,498,592
0.38%, 07/15/25	614,645,197	670,772,421
0.13%, 10/15/25	531,251,378	574,990,286
0.63%, 01/15/26	531,754,490	587,051,751
2.00%, 01/15/26	283,134,107	330,325,360
0.13%, 04/15/26	467,487,371	506,222,626
0.13%, 07/15/26	508,308,542	554,654,143
0.38%, 01/15/27	476,763,121	526,605,516
2.38%, 01/15/27	232,753,395	283,221,652
0.38%, 07/15/27	516,934,586	575,282,006
0.50%, 01/15/28	527,237,010	590,588,180
1.75%, 01/15/28	219,357,388	264,194,396
3.63%, 04/15/28	225,573,971	301,753,622
0.75%, 07/15/28	460,900,648	528,031,182
0.88%, 01/15/29	394,772,227	456,385,280
2.50%, 01/15/29	203,450,413	260,811,455
3.88%, 04/15/29	271,142,957	378,584,070
0.25%, 07/15/29	475,672,583	529,441,817
0.13%, 01/15/30	526,288,225	578,557,582
0.13%, 07/15/30	582,072,831	642,330,768
0.13%, 01/15/31	606,944,443	666,586,652
0.13%, 07/15/31	454,165,451	500,480,812
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	94,600,417	138,593,506
2.13%, 02/15/40	122,699,757	182,778,554
2.13%, 02/15/41	176,420,437	265,907,830
0.75%, 02/15/42	289,469,325	352,966,940
0.63%, 02/15/43	224,340,756	267,622,776
1.38%, 02/15/44	309,535,063	425,492,959
0.75%, 02/15/45	341,077,129	420,138,146
1.00%, 02/15/46	177,782,294	231,683,024
0.88%, 02/15/47	216,870,352	278,151,943
1.00%, 02/15/48	160,138,611	212,659,349
1.00%, 02/15/49	148,976,528	199,816,671
0.25%, 02/15/50	224,629,366	253,439,077
0.13%, 02/15/51	251,285,746	275,755,828
Total Treasuries (Cost $19,238,322,937)		19,833,037,979

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	588,886	588,886
Total Short-Term Investments (Cost $588,886)		588,886
Total Investments in Securities (Cost $19,238,911,823)		$19,833,626,865

(a)	The rate shown is the 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$19,833,037,979	$—	$19,833,037,979
Short-Term Investments[1]	588,886	—	—	588,886
Total	$588,886	$19,833,037,979	$—	$19,833,626,865

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
Bonds
7.63%, 11/15/22	6,430,000	6,969,266
7.13%, 02/15/23	12,944,000	14,181,012
6.25%, 08/15/23	19,415,000	21,596,154
Notes
1.38%, 10/15/22	83,796,000	84,905,643
0.13%, 10/31/22	118,680,000	118,712,452
2.00%, 10/31/22	79,983,000	81,626,401
1.63%, 11/15/22	147,627,000	150,144,156
0.13%, 11/30/22	122,132,200	122,136,970
2.00%, 11/30/22	137,726,000	140,749,517
1.63%, 12/15/22	77,397,000	78,801,332
0.13%, 12/31/22	133,935,600	133,925,137
2.13%, 12/31/22	121,753,000	124,773,045
1.50%, 01/15/23	71,321,000	72,573,296
0.13%, 01/31/23	161,571,000	161,523,665
1.75%, 01/31/23	71,248,000	72,763,411
2.38%, 01/31/23	77,759,000	80,067,470
1.38%, 02/15/23	70,317,000	71,496,732
2.00%, 02/15/23	113,372,000	116,248,371
0.13%, 02/28/23	158,238,000	158,151,464
1.50%, 02/28/23	59,787,000	60,918,516
2.63%, 02/28/23	70,263,000	72,705,737
0.50%, 03/15/23	87,855,000	88,278,832
0.13%, 03/31/23	144,047,000	143,931,650
1.50%, 03/31/23	75,273,000	76,762,288
2.50%, 03/31/23	73,807,000	76,367,180
0.25%, 04/15/23	101,593,000	101,690,228
0.13%, 04/30/23	161,270,000	161,074,712
1.63%, 04/30/23	59,840,000	61,186,400
2.75%, 04/30/23	75,066,000	78,089,166
0.13%, 05/15/23	91,385,000	91,268,984
1.75%, 05/15/23	120,099,000	123,122,586
0.13%, 05/31/23	153,858,000	153,626,611
1.63%, 05/31/23	65,437,000	66,974,514
2.75%, 05/31/23	67,921,000	70,783,764
0.25%, 06/15/23	94,258,000	94,300,343
0.13%, 06/30/23	167,874,000	167,601,861
1.38%, 06/30/23	66,961,000	68,310,683
2.63%, 06/30/23	72,275,000	75,297,281
0.13%, 07/15/23	100,353,000	100,158,958
0.13%, 07/31/23	166,510,000	166,168,525
1.25%, 07/31/23	72,464,000	73,808,547
2.75%, 07/31/23	63,781,000	66,705,957
0.13%, 08/15/23	98,769,600	98,547,755
2.50%, 08/15/23	115,826,000	120,694,312
0.13%, 08/31/23	165,818,000	165,390,501
1.38%, 08/31/23	72,140,000	73,674,384
2.75%, 08/31/23	57,619,000	60,358,153
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.13%, 09/15/23	99,706,000	99,423,630
0.25%, 09/30/23	167,000,000	166,882,579
1.38%, 09/30/23	72,761,000	74,355,489
2.88%, 09/30/23	74,155,000	77,975,721
0.13%, 10/15/23	101,596,000	101,254,701
1.63%, 10/31/23	61,317,000	63,000,822
2.88%, 10/31/23	67,423,000	71,028,550
0.25%, 11/15/23	133,382,000	133,225,694
2.75%, 11/15/23	152,193,000	160,076,123
2.13%, 11/30/23	68,704,000	71,390,434
2.88%, 11/30/23	61,220,000	64,596,666
0.13%, 12/15/23	106,284,200	105,810,904
2.25%, 12/31/23	64,104,000	66,853,461
2.63%, 12/31/23	81,206,000	85,351,947
0.13%, 01/15/24	127,703,600	127,050,116
2.25%, 01/31/24	70,172,000	73,269,436
2.50%, 01/31/24	88,895,000	93,322,388
0.13%, 02/15/24	160,797,000	159,917,641
2.75%, 02/15/24	130,679,000	138,075,635
2.13%, 02/29/24	69,674,000	72,613,372
2.38%, 02/29/24	62,215,000	65,201,806
0.25%, 03/15/24	159,054,000	158,538,317
2.13%, 03/31/24	137,570,000	143,465,089
0.38%, 04/15/24	127,858,000	127,738,133
2.00%, 04/30/24	69,422,000	72,250,404
2.25%, 04/30/24	98,583,000	103,211,780
0.25%, 05/15/24	150,187,000	149,471,266
2.50%, 05/15/24	167,367,000	176,428,355
2.00%, 05/31/24	114,130,000	118,842,320
0.25%, 06/15/24	153,007,000	152,158,290
1.75%, 06/30/24	93,994,000	97,324,178
2.00%, 06/30/24	66,162,000	68,953,209
0.38%, 07/15/24	129,862,000	129,506,909
1.75%, 07/31/24	94,936,000	98,358,888
2.13%, 07/31/24	61,781,000	64,648,025
0.38%, 08/15/24	161,710,000	161,147,806
2.38%, 08/15/24	174,674,000	184,096,843
1.25%, 08/31/24	83,328,000	85,144,290
1.88%, 08/31/24	71,269,000	74,119,760
0.38%, 09/15/24	161,000,000	160,314,493
1.50%, 09/30/24	88,000,000	90,591,875
2.13%, 09/30/24	60,000,000	62,871,094
Total Treasuries (Cost $9,116,865,272)		9,119,002,361

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	6,725,059	6,725,059
Total Short-Term Investments (Cost $6,725,059)		6,725,059
Total Investments in Securities (Cost $9,123,590,331)		$9,125,727,420

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$9,119,002,361	$—	$9,119,002,361
Short-Term Investments[1]	6,725,059	—	—	6,725,059
Total	$6,725,059	$9,119,002,361	$—	$9,125,727,420

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
Bonds
7.50%, 11/15/24	7,036,000	8,554,787
7.63%, 02/15/25	2,763,000	3,412,521
6.88%, 08/15/25	3,161,000	3,902,353
6.00%, 02/15/26	5,905,000	7,208,252
6.75%, 08/15/26	3,196,000	4,077,397
6.50%, 11/15/26	3,495,000	4,457,217
6.63%, 02/15/27	2,350,000	3,037,283
6.38%, 08/15/27	3,353,000	4,359,424
6.13%, 11/15/27	6,384,000	8,266,781
5.50%, 08/15/28	4,440,000	5,678,344
5.25%, 11/15/28	6,333,000	8,051,321
5.25%, 02/15/29	3,855,000	4,922,955
6.13%, 08/15/29	3,636,000	4,942,119
6.25%, 05/15/30	5,672,000	7,914,213
5.38%, 02/15/31	7,035,000	9,470,319
Notes
2.25%, 11/15/24	53,030,000	55,834,790
1.50%, 11/30/24	33,070,000	34,044,015
1.75%, 12/31/24	26,702,000	27,709,583
2.25%, 12/31/24	23,468,000	24,729,405
1.38%, 01/31/25	23,468,000	24,063,867
2.50%, 01/31/25	25,409,000	27,001,033
2.00%, 02/15/25	51,538,000	53,921,632
1.13%, 02/28/25	31,201,000	31,725,079
2.75%, 02/28/25	23,971,000	25,692,043
0.50%, 03/31/25	35,994,000	35,804,188
2.63%, 03/31/25	20,615,000	22,022,618
0.38%, 04/30/25	40,458,000	40,023,392
2.88%, 04/30/25	22,474,000	24,221,880
2.13%, 05/15/25	49,006,000	51,525,215
0.25%, 05/31/25	33,724,000	33,164,129
2.88%, 05/31/25	22,614,000	24,394,853
0.25%, 06/30/25	32,553,000	31,980,779
2.75%, 06/30/25	20,891,000	22,456,193
0.25%, 07/31/25	38,036,000	37,318,368
2.88%, 07/31/25	23,388,000	25,271,830
2.00%, 08/15/25	48,428,000	50,728,330
0.25%, 08/31/25	43,667,000	42,788,543
2.75%, 08/31/25	13,763,000	14,815,655
0.25%, 09/30/25	38,665,000	37,847,900
3.00%, 09/30/25	22,500,000	24,466,113
0.25%, 10/31/25	39,709,000	38,807,792
3.00%, 10/31/25	22,918,000	24,943,915
2.25%, 11/15/25	51,209,000	54,183,523
0.38%, 11/30/25	41,694,000	40,908,980
2.88%, 11/30/25	23,250,000	25,201,728
0.38%, 12/31/25	44,479,000	43,592,895
2.63%, 12/31/25	19,425,000	20,868,217
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 01/31/26	49,890,000	48,825,940
2.63%, 01/31/26	20,206,000	21,723,818
1.63%, 02/15/26	43,515,000	44,910,540
0.50%, 02/28/26	47,775,000	46,976,262
2.50%, 02/28/26	17,620,000	18,863,724
0.75%, 03/31/26	42,356,000	42,064,803
2.25%, 03/31/26	20,165,000	21,370,962
0.75%, 04/30/26	46,913,000	46,561,153
2.38%, 04/30/26	14,978,000	15,964,442
1.63%, 05/15/26	42,363,000	43,708,356
0.75%, 05/31/26	45,881,000	45,495,671
2.13%, 05/31/26	12,961,000	13,671,830
0.88%, 06/30/26	44,569,000	44,412,312
1.88%, 06/30/26	18,990,000	19,817,104
0.63%, 07/31/26	47,949,000	47,184,813
1.88%, 07/31/26	19,574,000	20,431,892
1.50%, 08/15/26	44,850,000	45,990,522
0.75%, 08/31/26	49,483,000	48,959,176
1.38%, 08/31/26	19,120,000	19,489,703
0.88%, 09/30/26	50,000,000	49,734,375
1.63%, 09/30/26	12,272,000	12,656,938
1.63%, 10/31/26	17,343,000	17,882,936
2.00%, 11/15/26	41,272,000	43,321,090
1.63%, 11/30/26	15,597,000	16,080,141
1.75%, 12/31/26	19,725,000	20,460,065
1.50%, 01/31/27	18,300,000	18,738,199
2.25%, 02/15/27	37,710,000	40,069,821
1.13%, 02/28/27	14,227,000	14,279,240
0.63%, 03/31/27	19,091,000	18,636,097
0.50%, 04/30/27	26,560,000	25,707,175
2.38%, 05/15/27	45,288,000	48,454,622
0.50%, 05/31/27	28,883,000	27,910,455
0.50%, 06/30/27	32,526,000	31,404,107
0.38%, 07/31/27	37,388,000	35,797,550
2.25%, 08/15/27	36,720,000	39,045,122
0.50%, 08/31/27	30,457,000	29,323,191
0.38%, 09/30/27	40,842,000	38,984,965
0.50%, 10/31/27	41,042,000	39,403,527
2.25%, 11/15/27	38,103,000	40,524,624
0.63%, 11/30/27	43,265,000	41,798,046
0.63%, 12/31/27	46,147,000	44,537,263
0.75%, 01/31/28	50,476,000	49,026,787
2.75%, 02/15/28	51,188,000	56,028,865
1.13%, 02/29/28	49,672,000	49,375,132
1.25%, 03/31/28	43,492,000	43,510,688
1.25%, 04/30/28	50,343,000	50,331,201
2.88%, 05/15/28	50,012,000	55,192,931
1.25%, 05/31/28	51,313,000	51,252,868
1.25%, 06/30/28	47,066,000	46,974,074
1.00%, 07/31/28	50,016,000	49,058,663
2.88%, 08/15/28	53,951,000	59,624,285

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 08/31/28	48,672,000	48,105,428
1.25%, 09/30/28	50,000,000	49,792,969
3.13%, 11/15/28	47,786,000	53,710,718
2.63%, 02/15/29	47,694,000	52,023,721
2.38%, 05/15/29	41,101,000	44,132,199
1.63%, 08/15/29	37,989,000	38,713,165
1.75%, 11/15/29	28,541,000	29,343,716
1.50%, 02/15/30	48,200,000	48,527,610
0.63%, 05/15/30	66,479,000	62,079,960
0.63%, 08/15/30	84,353,000	78,514,191
0.88%, 11/15/30	87,555,000	83,129,369
1.13%, 02/15/31	94,111,000	91,177,384
1.63%, 05/15/31	91,822,000	92,919,560
1.25%, 08/15/31	64,456,000	62,899,992
Total Treasuries (Cost $3,869,174,179)		3,856,931,817

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	2,238,292	2,238,292
Total Short-Term Investments (Cost $2,238,292)		2,238,292
Total Investments in Securities (Cost $3,871,412,471)		3,859,170,109

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$3,856,931,817	$—	$3,856,931,817
Short-Term Investments[1]	2,238,292	—	—	2,238,292
Total	$2,238,292	$3,856,931,817	$—	$3,859,170,109

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
4.50%, 02/15/36	311,400	425,621
4.75%, 02/15/37	185,000	261,226
5.00%, 05/15/37	238,800	346,111
4.38%, 02/15/38	251,200	343,987
4.50%, 05/15/38	284,500	395,455
3.50%, 02/15/39	293,100	365,528
4.25%, 05/15/39	432,600	589,857
4.50%, 08/15/39	462,100	649,250
4.38%, 11/15/39	497,100	689,221
4.63%, 02/15/40	500,900	716,287
1.13%, 05/15/40	1,543,000	1,334,454
4.38%, 05/15/40	484,800	675,122
1.13%, 08/15/40	1,931,300	1,663,030
3.88%, 08/15/40	482,000	632,361
1.38%, 11/15/40	2,088,400	1,877,113
4.25%, 11/15/40	478,600	658,225
1.88%, 02/15/41	2,609,800	2,554,342
4.75%, 02/15/41	507,300	741,649
2.25%, 05/15/41	2,723,000	2,832,984
4.38%, 05/15/41	468,400	656,382
1.75%, 08/15/41	1,896,000	1,813,198
3.75%, 08/15/41	473,800	614,422
3.13%, 11/15/41	497,600	593,116
3.13%, 02/15/42	526,600	628,588
3.00%, 05/15/42	489,800	573,219
2.75%, 08/15/42	572,500	644,733
2.75%, 11/15/42	838,400	943,462
3.13%, 02/15/43	718,300	856,404
2.88%, 05/15/43	1,138,700	1,307,548
3.63%, 08/15/43	810,200	1,040,601
3.75%, 11/15/43	830,000	1,086,392
3.63%, 02/15/44	889,700	1,145,628
3.38%, 05/15/44	827,800	1,029,512
3.13%, 08/15/44	1,087,100	1,301,547
3.00%, 11/15/44	996,500	1,170,576
2.50%, 02/15/45	1,279,500	1,382,660
3.00%, 05/15/45	685,400	806,898
2.88%, 08/15/45	873,400	1,007,753
3.00%, 11/15/45	483,900	570,775
2.50%, 02/15/46	1,045,600	1,131,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	1,065,500	1,153,737
2.25%, 08/15/46	1,253,500	1,295,414
2.88%, 11/15/46	621,300	720,077
3.00%, 02/15/47	1,136,300	1,347,226
3.00%, 05/15/47	844,800	1,002,804
2.75%, 08/15/47	1,211,500	1,376,283
2.75%, 11/15/47	1,263,200	1,436,100
3.00%, 02/15/48	1,433,900	1,706,117
3.13%, 05/15/48	1,512,000	1,840,860
3.00%, 08/15/48	1,678,400	2,000,967
3.38%, 11/15/48	1,672,600	2,132,042
3.00%, 02/15/49	1,797,000	2,149,521
2.88%, 05/15/49	1,795,400	2,101,600
2.25%, 08/15/49	1,729,300	1,793,608
2.38%, 11/15/49	1,552,900	1,653,960
2.00%, 02/15/50	1,919,600	1,886,907
1.25%, 05/15/50	2,230,600	1,825,955
1.38%, 08/15/50	2,517,000	2,125,489
1.63%, 11/15/50	2,497,600	2,245,303
1.88%, 02/15/51	2,772,000	2,645,094
2.38%, 05/15/51	2,788,200	2,976,839
2.00%, 08/15/51	1,896,000	1,863,264
Total Treasuries (Cost $81,095,459)		77,336,103

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	3,669	3,669
Total Short-Term Investments (Cost $3,669)		3,669
Total Investments in Securities (Cost $81,099,128)		77,339,772

(a)	The rate shown is the 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$77,336,103	$—	$77,336,103
Short-Term Investments[1]	3,669	—	—	3,669
Total	$3,669	$77,336,103	$—	$77,339,772

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.9% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	100,000	103,775
1.45%, 10/02/23 (a)	450,000	457,038
3.88%, 05/21/24 (a)	250,000	268,938
5.13%, 09/30/24	400,000	448,064
4.63%, 03/30/25	150,000	166,764
5.80%, 05/01/25 (a)	250,000	287,943
8.00%, 11/01/31	1,100,000	1,578,310
American Express Co.
2.65%, 12/02/22	450,000	462,380
3.40%, 02/27/23 (a)	675,000	702,101
3.70%, 08/03/23 (a)	800,000	846,544
3.40%, 02/22/24 (a)	475,000	505,737
2.50%, 07/30/24 (a)	450,000	473,144
3.00%, 10/30/24 (a)	700,000	747,271
4.20%, 11/06/25 (a)	400,000	450,160
3.13%, 05/20/26 (a)	50,000	54,247
4.05%, 12/03/42	400,000	478,820
American Express Credit Corp.
3.30%, 05/03/27 (a)	550,000	609,312
Australia & New Zealand Banking Group Ltd.
2.63%, 11/09/22	500,000	513,150
2.05%, 11/21/22	250,000	254,943
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	600,000	603,564
1.13%, 09/18/25	200,000	197,796
Banco Santander S.A.
3.13%, 02/23/23	200,000	207,132
3.85%, 04/12/23	600,000	630,114
2.71%, 06/27/24	600,000	631,182
2.75%, 05/28/25	600,000	629,532
5.18%, 11/19/25	400,000	454,864
4.25%, 04/11/27	200,000	224,886
1.72%, 09/14/27 (a)(b)	200,000	199,196
3.80%, 02/23/28	600,000	659,316
4.38%, 04/12/28	400,000	454,100
3.31%, 06/27/29	600,000	649,290
3.49%, 05/28/30	400,000	429,624
2.75%, 12/03/30	450,000	447,503
2.96%, 03/25/31	600,000	617,238
Bank of America Corp.
2.50%, 10/21/22 (a)	1,000,000	1,001,050
3.30%, 01/11/23	1,700,000	1,764,736
4.10%, 07/24/23	500,000	533,365
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 12/20/23 (a)(b)	2,100,000	2,164,218
4.13%, 01/22/24	950,000	1,027,368
3.55%, 03/05/24 (a)(b)	1,150,000	1,199,093
4.00%, 04/01/24	850,000	920,405
0.52%, 06/14/24 (a)(b)	700,000	699,965
3.86%, 07/23/24 (a)(b)	750,000	793,950
4.20%, 08/26/24	950,000	1,039,490
0.81%, 10/24/24 (a)(b)	400,000	401,456
4.00%, 01/22/25	750,000	816,015
3.46%, 03/15/25 (a)(b)	1,175,000	1,250,635
3.95%, 04/21/25	1,150,000	1,253,649
0.98%, 04/22/25 (a)(b)	500,000	502,705
3.88%, 08/01/25	1,850,000	2,037,923
0.98%, 09/25/25 (a)(b)	750,000	751,192
3.09%, 10/01/25 (a)(b)	350,000	371,875
2.46%, 10/22/25 (a)(b)	850,000	888,649
3.37%, 01/23/26 (a)(b)	500,000	534,495
2.02%, 02/13/26 (a)(b)	850,000	872,346
4.45%, 03/03/26	700,000	784,462
3.50%, 04/19/26	1,000,000	1,092,200
1.32%, 06/19/26 (a)(b)	350,000	350,011
4.25%, 10/22/26	900,000	1,013,922
1.20%, 10/24/26 (a)(b)	700,000	694,463
1.66%, 03/11/27 (a)(b)	500,000	502,885
3.56%, 04/23/27 (a)(b)	1,050,000	1,143,009
1.73%, 07/22/27 (a)(b)	950,000	955,206
3.25%, 10/21/27 (a)	1,000,000	1,080,050
4.18%, 11/25/27 (a)	1,200,000	1,338,348
3.82%, 01/20/28 (a)(b)	1,250,000	1,381,012
3.71%, 04/24/28 (a)(b)	500,000	549,675
3.59%, 07/21/28 (a)(b)	850,000	932,696
3.42%, 12/20/28 (a)(b)	2,100,000	2,279,088
3.97%, 03/05/29 (a)(b)	1,000,000	1,113,330
2.09%, 06/14/29 (a)(b)	500,000	499,665
4.27%, 07/23/29 (a)(b)	750,000	851,055
3.97%, 02/07/30 (a)(b)	950,000	1,065,672
3.19%, 07/23/30 (a)(b)	1,500,000	1,599,240
2.88%, 10/22/30 (a)(b)	800,000	835,616
2.50%, 02/13/31 (a)(b)	1,200,000	1,215,360
2.59%, 04/29/31 (a)(b)	1,060,000	1,082,037
1.90%, 07/23/31 (a)(b)	1,200,000	1,156,140
1.92%, 10/24/31 (a)(b)	950,000	915,724
2.65%, 03/11/32 (a)(b)	750,000	764,430
2.69%, 04/22/32 (a)(b)	1,500,000	1,532,295
2.30%, 07/21/32 (a)(b)	1,250,000	1,232,750
2.48%, 09/21/36 (a)(b)	250,000	244,903
6.11%, 01/29/37	650,000	877,305
4.24%, 04/24/38 (a)(b)	800,000	936,024
7.75%, 05/14/38	750,000	1,176,292
4.08%, 04/23/40 (a)(b)	550,000	633,814
2.68%, 06/19/41 (a)(b)	1,650,000	1,598,454

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 02/07/42	550,000	786,747
3.31%, 04/22/42 (a)(b)	1,150,000	1,212,157
5.00%, 01/21/44	650,000	852,280
4.88%, 04/01/44	500,000	647,625
4.75%, 04/21/45	200,000	249,146
4.44%, 01/20/48 (a)(b)	800,000	994,984
3.95%, 01/23/49 (a)(b)	400,000	465,264
4.33%, 03/15/50 (a)(b)	1,025,000	1,259,489
4.08%, 03/20/51 (a)(b)	2,000,000	2,373,600
2.83%, 10/24/51 (a)(b)	350,000	337,271
3.48%, 03/13/52 (a)(b)	300,000	325,650
2.97%, 07/21/52 (a)(b)	700,000	684,936
Bank of America NA
6.00%, 10/15/36	350,000	479,822
Bank of Montreal
2.05%, 11/01/22	200,000	203,894
2.55%, 11/06/22 (a)	450,000	460,296
0.40%, 09/15/23	500,000	500,585
0.45%, 12/08/23	350,000	350,095
3.30%, 02/05/24	650,000	691,262
2.50%, 06/28/24	500,000	524,650
1.85%, 05/01/25	475,000	488,789
0.95%, 01/22/27 (a)(b)	300,000	295,323
4.34%, 10/05/28 (a)(b)	300,000	320,358
3.80%, 12/15/32 (a)(b)	429,000	469,935
Bank of New York Mellon Corp.
1.85%, 01/27/23 (a)	300,000	305,931
2.95%, 01/29/23 (a)	500,000	516,570
3.50%, 04/28/23	250,000	262,448
3.45%, 08/11/23	250,000	264,525
2.20%, 08/16/23 (a)	500,000	516,180
0.35%, 12/07/23 (a)	150,000	149,939
3.65%, 02/04/24 (a)	150,000	160,409
3.25%, 09/11/24 (a)	350,000	375,305
2.10%, 10/24/24	320,000	333,395
3.00%, 02/24/25 (a)	250,000	267,138
1.60%, 04/24/25 (a)	550,000	562,210
3.95%, 11/18/25 (a)	950,000	1,056,409
0.75%, 01/28/26 (a)	150,000	148,001
2.45%, 08/17/26 (a)	200,000	211,446
3.25%, 05/16/27 (a)	300,000	327,852
3.40%, 01/29/28 (a)	250,000	275,218
3.44%, 02/07/28 (a)(b)	300,000	330,312
1.65%, 07/14/28 (a)	100,000	99,989
3.00%, 10/30/28 (a)	350,000	379,232
3.30%, 08/23/29 (a)	250,000	274,303
Bank of Nova Scotia
2.00%, 11/15/22	400,000	407,736
2.38%, 01/18/23	250,000	256,735
1.95%, 02/01/23	350,000	357,574
1.63%, 05/01/23	550,000	561,374
0.80%, 06/15/23	150,000	151,019
3.40%, 02/11/24	650,000	690,976
0.70%, 04/15/24	400,000	400,036
2.20%, 02/03/25	400,000	415,384
1.30%, 06/11/25	550,000	554,015
4.50%, 12/16/25	600,000	674,196
1.05%, 03/02/26	350,000	346,007
1.35%, 06/24/26	250,000	250,090
2.70%, 08/03/26	650,000	689,695
2.15%, 08/01/31	250,000	248,303
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	226,222
5.13%, 06/11/30 (a)	250,000	288,923
Barclays Bank PLC
3.75%, 05/15/24	400,000	432,396
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barclays PLC
3.68%, 01/10/23 (a)	550,000	554,840
4.34%, 05/16/24 (a)(b)	750,000	793,950
4.38%, 09/11/24	200,000	217,796
1.01%, 12/10/24 (a)(b)	250,000	251,205
3.65%, 03/16/25	800,000	861,080
3.93%, 05/07/25 (a)(b)	700,000	751,156
4.38%, 01/12/26	900,000	1,004,229
2.85%, 05/07/26 (a)(b)	400,000	420,032
5.20%, 05/12/26	900,000	1,031,040
4.34%, 01/10/28 (a)	400,000	447,720
4.84%, 05/09/28 (a)	700,000	792,666
4.97%, 05/16/29 (a)(b)	950,000	1,106,132
5.09%, 06/20/30 (a)(b)	500,000	578,460
2.65%, 06/24/31 (a)(b)	200,000	201,680
2.67%, 03/10/32 (a)(b)	750,000	752,580
3.56%, 09/23/35 (a)(b)	400,000	414,856
5.25%, 08/17/45	500,000	667,915
4.95%, 01/10/47	500,000	649,325
BBVA USA
2.50%, 08/27/24 (a)	250,000	262,310
3.88%, 04/10/25 (a)	250,000	273,053
BNP Paribas S.A.
3.25%, 03/03/23	375,000	390,773
4.25%, 10/15/24	300,000	328,485
BPCE S.A.
4.00%, 04/15/24	500,000	541,760
3.38%, 12/02/26	250,000	273,000
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	500,000	500,165
0.95%, 06/23/23	500,000	504,375
3.50%, 09/13/23	700,000	742,203
0.50%, 12/14/23	300,000	299,664
3.10%, 04/02/24	250,000	264,860
2.25%, 01/28/25	400,000	415,672
0.95%, 10/23/25	200,000	198,468
Capital One Bank USA NA
3.38%, 02/15/23	500,000	520,165
2.28%, 01/28/26 (a)(b)	500,000	517,905
Capital One Financial Corp.
3.50%, 06/15/23	1,600,000	1,681,680
3.90%, 01/29/24 (a)	250,000	267,720
3.30%, 10/30/24 (a)	700,000	751,086
3.20%, 02/05/25 (a)	500,000	534,295
4.20%, 10/29/25 (a)	550,000	609,130
3.75%, 07/28/26 (a)	500,000	549,275
3.75%, 03/09/27 (a)	250,000	277,098
3.65%, 05/11/27 (a)	450,000	498,208
3.80%, 01/31/28 (a)	550,000	612,078
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	263,218
Citibank NA
3.65%, 01/23/24 (a)	850,000	907,885
Citigroup, Inc.
2.70%, 10/27/22 (a)	500,000	511,870
3.50%, 05/15/23	600,000	628,578
3.88%, 10/25/23	550,000	588,632
4.04%, 06/01/24 (a)(b)	450,000	476,037
3.75%, 06/16/24	500,000	540,845
4.00%, 08/05/24	250,000	271,158
0.78%, 10/30/24 (a)(b)	500,000	501,985
3.88%, 03/26/25	450,000	489,168
3.35%, 04/24/25 (a)(b)	550,000	584,391
3.30%, 04/27/25	765,000	824,632
0.98%, 05/01/25 (a)(b)	500,000	502,070
4.40%, 06/10/25	750,000	830,130
5.50%, 09/13/25	750,000	866,017

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 01/12/26	950,000	1,043,907
4.60%, 03/09/26	800,000	904,768
3.11%, 04/08/26 (a)(b)	1,300,000	1,380,678
3.40%, 05/01/26	600,000	653,316
3.20%, 10/21/26 (a)	1,100,000	1,186,526
4.30%, 11/20/26	500,000	562,385
1.12%, 01/28/27 (a)(b)	600,000	591,966
1.46%, 06/09/27 (a)(b)	800,000	796,032
4.45%, 09/29/27	1,150,000	1,308,665
3.89%, 01/10/28 (a)(b)	1,050,000	1,161,195
6.63%, 01/15/28	500,000	639,350
3.67%, 07/24/28 (a)(b)	1,000,000	1,100,240
4.13%, 07/25/28	900,000	1,005,777
3.52%, 10/27/28 (a)(b)	900,000	979,524
4.08%, 04/23/29 (a)(b)	300,000	336,411
3.98%, 03/20/30 (a)(b)	950,000	1,068,702
2.98%, 11/05/30 (a)(b)	900,000	947,133
2.67%, 01/29/31 (a)(b)	750,000	769,935
4.41%, 03/31/31 (a)(b)	1,350,000	1,559,169
2.57%, 06/03/31 (a)(b)	1,100,000	1,121,791
2.56%, 05/01/32 (a)(b)	750,000	758,887
6.63%, 06/15/32	300,000	404,532
5.88%, 02/22/33	350,000	452,655
6.00%, 10/31/33	350,000	458,759
3.88%, 01/24/39 (a)(b)	300,000	343,482
8.13%, 07/15/39	300,000	510,837
5.32%, 03/26/41 (a)(b)	600,000	799,242
5.88%, 01/30/42	400,000	571,432
6.68%, 09/13/43	450,000	690,903
5.30%, 05/06/44	300,000	400,626
4.65%, 07/30/45	500,000	635,745
4.75%, 05/18/46	650,000	819,162
4.28%, 04/24/48 (a)(b)	600,000	731,814
4.65%, 07/23/48 (a)	1,000,000	1,293,780
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	261,235
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	300,000	333,114
2.85%, 07/27/26 (a)	150,000	159,443
2.50%, 02/06/30 (a)	200,000	203,556
3.25%, 04/30/30 (a)	450,000	482,589
2.64%, 09/30/32 (a)	250,000	251,625
Comerica Bank
4.00%, 07/27/25	250,000	274,488
Comerica, Inc.
3.70%, 07/31/23 (a)	350,000	369,702
4.00%, 02/01/29 (a)	300,000	343,329
Cooperatieve Rabobank UA
2.75%, 01/10/23	250,000	257,790
4.63%, 12/01/23	450,000	487,571
0.38%, 01/12/24	250,000	248,943
3.38%, 05/21/25	500,000	542,735
4.38%, 08/04/25	750,000	831,967
3.75%, 07/21/26	250,000	275,243
5.25%, 05/24/41	650,000	894,920
5.75%, 12/01/43	500,000	706,065
5.25%, 08/04/45	500,000	668,900
Credit Suisse AG
1.00%, 05/05/23	750,000	756,847
0.52%, 08/09/23	500,000	500,675
0.50%, 02/02/24	250,000	249,255
3.63%, 09/09/24	1,300,000	1,402,700
2.95%, 04/09/25	500,000	530,450
1.25%, 08/07/26	600,000	591,870
Credit Suisse Group AG
3.80%, 06/09/23	600,000	631,950
3.75%, 03/26/25	1,250,000	1,348,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 04/17/26	750,000	843,352
4.88%, 05/15/45	500,000	626,955
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	427,581
Deutsche Bank AG
3.95%, 02/27/23	500,000	522,535
0.90%, 05/28/24	600,000	599,574
3.70%, 05/30/24	549,000	585,599
2.22%, 09/18/24 (a)(b)	650,000	666,419
1.45%, 04/01/25 (a)(b)	150,000	150,956
3.96%, 11/26/25 (a)(b)	700,000	757,414
4.10%, 01/13/26	750,000	820,902
1.69%, 03/19/26	300,000	301,887
2.13%, 11/24/26 (a)(b)	550,000	559,179
3.55%, 09/18/31 (a)(b)	600,000	641,334
3.04%, 05/28/32 (a)(b)	300,000	306,201
Discover Bank
4.20%, 08/08/23	500,000	533,650
2.45%, 09/12/24 (a)	300,000	312,846
4.68%, 08/09/28 (a)(b)	250,000	266,398
4.65%, 09/13/28 (a)	1,000,000	1,161,520
Discover Financial Services
3.85%, 11/21/22	800,000	830,712
3.95%, 11/06/24 (a)	200,000	216,588
3.75%, 03/04/25 (a)	250,000	269,868
Fifth Third Bancorp
1.63%, 05/05/23 (a)	200,000	203,666
4.30%, 01/16/24 (a)	250,000	269,168
3.65%, 01/25/24 (a)	575,000	613,548
2.38%, 01/28/25 (a)	50,000	51,997
2.55%, 05/05/27 (a)	250,000	263,123
3.95%, 03/14/28 (a)	200,000	227,872
8.25%, 03/01/38	350,000	582,162
Fifth Third Bank NA
1.80%, 01/30/23 (a)	500,000	509,245
3.95%, 07/28/25 (a)	250,000	276,913
3.85%, 03/15/26 (a)	500,000	551,070
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	305,333
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	104,417
4.00%, 05/26/25 (a)	200,000	218,240
First Republic Bank
4.38%, 08/01/46 (a)	250,000	305,353
4.63%, 02/13/47 (a)	250,000	316,788
Goldman Sachs Capital I
6.35%, 02/15/34	500,000	702,145
Goldman Sachs Group, Inc.
3.63%, 01/22/23	800,000	834,024
0.48%, 01/27/23 (a)	850,000	850,136
3.20%, 02/23/23 (a)	600,000	621,690
0.63%, 11/17/23 (a)(b)	850,000	850,782
3.63%, 02/20/24 (a)	600,000	639,702
4.00%, 03/03/24	1,050,000	1,131,973
0.67%, 03/08/24 (a)(b)	750,000	750,975
3.85%, 07/08/24 (a)	700,000	753,809
0.66%, 09/10/24 (a)(b)	500,000	500,220
3.50%, 01/23/25 (a)	1,000,000	1,071,370
3.50%, 04/01/25 (a)	1,300,000	1,398,072
3.75%, 05/22/25 (a)	700,000	758,800
3.27%, 09/29/25 (a)(b)	900,000	961,344
4.25%, 10/21/25	900,000	997,506
0.86%, 02/12/26 (a)(b)	150,000	148,674
3.75%, 02/25/26 (a)	350,000	383,989
3.50%, 11/16/26 (a)	1,050,000	1,136,331
1.09%, 12/09/26 (a)(b)	750,000	739,380

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 01/15/27	265,000	319,365
3.85%, 01/26/27 (a)	1,245,000	1,367,869
1.43%, 03/09/27 (a)(b)	1,200,000	1,196,880
1.54%, 09/10/27 (a)(b)	1,000,000	997,370
3.69%, 06/05/28 (a)(b)	850,000	935,646
3.81%, 04/23/29 (a)(b)	675,000	746,914
4.22%, 05/01/29 (a)(b)	1,050,000	1,188,159
2.60%, 02/07/30 (a)	700,000	720,923
3.80%, 03/15/30 (a)	850,000	946,951
1.99%, 01/27/32 (a)(b)	1,050,000	1,012,221
2.62%, 04/22/32 (a)(b)	1,400,000	1,417,444
2.38%, 07/21/32 (a)(b)	1,000,000	991,160
6.13%, 02/15/33	200,000	267,420
6.45%, 05/01/36	200,000	277,002
6.75%, 10/01/37	1,950,000	2,793,511
4.02%, 10/31/38 (a)(b)	900,000	1,035,423
4.41%, 04/23/39 (a)(b)	600,000	721,368
6.25%, 02/01/41	950,000	1,390,144
3.21%, 04/22/42 (a)(b)	800,000	827,672
2.91%, 07/21/42 (a)(b)	500,000	494,570
4.80%, 07/08/44 (a)	875,000	1,119,116
5.15%, 05/22/45	700,000	919,520
4.75%, 10/21/45 (a)	650,000	837,694
HSBC Bank USA NA
5.88%, 11/01/34	250,000	323,585
5.63%, 08/15/35	250,000	316,338
7.00%, 01/15/39	250,000	386,543
HSBC Holdings PLC
3.60%, 05/25/23	700,000	736,197
3.03%, 11/22/23 (a)(b)	250,000	257,170
4.25%, 03/14/24	1,350,000	1,450,818
3.95%, 05/18/24 (a)(b)	700,000	737,296
3.80%, 03/11/25 (a)(b)	850,000	906,754
0.98%, 05/24/25 (a)(b)	200,000	199,668
4.25%, 08/18/25	400,000	438,384
2.63%, 11/07/25 (a)(b)	500,000	521,655
4.30%, 03/08/26	1,300,000	1,448,642
1.65%, 04/18/26 (a)(b)	950,000	955,776
3.90%, 05/25/26	1,100,000	1,209,780
2.10%, 06/04/26 (a)(b)	850,000	868,479
4.29%, 09/12/26 (a)(b)	1,000,000	1,103,020
4.38%, 11/23/26	500,000	557,940
1.59%, 05/24/27 (a)(b)	750,000	745,717
4.04%, 03/13/28 (a)(b)	800,000	886,056
2.01%, 09/22/28 (a)(b)	650,000	650,364
4.58%, 06/19/29 (a)(b)	1,250,000	1,422,300
2.21%, 08/17/29 (a)(b)	750,000	744,825
4.95%, 03/31/30	850,000	1,012,282
3.97%, 05/22/30 (a)(b)	1,000,000	1,105,540
2.85%, 06/04/31 (a)(b)	450,000	462,105
2.36%, 08/18/31 (a)(b)	500,000	494,430
7.63%, 05/17/32	387,000	542,915
2.80%, 05/24/32 (a)(b)	800,000	811,408
6.50%, 05/02/36	650,000	896,454
6.50%, 09/15/37	750,000	1,044,870
6.80%, 06/01/38	650,000	929,981
6.10%, 01/14/42	200,000	287,428
5.25%, 03/14/44	495,000	645,331
HSBC USA, Inc.
3.50%, 06/23/24	200,000	214,724
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	262,213
4.00%, 05/15/25 (a)	250,000	274,300
2.55%, 02/04/30 (a)	250,000	258,585
2.49%, 08/15/36 (a)(b)(c)	250,000	246,408
Huntington National Bank
3.55%, 10/06/23 (a)	500,000	529,615
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep N.V.
4.10%, 10/02/23	400,000	428,236
3.55%, 04/09/24	650,000	696,481
3.95%, 03/29/27	700,000	784,322
1.73%, 04/01/27 (a)(b)	500,000	503,250
4.55%, 10/02/28	500,000	586,310
4.05%, 04/09/29	255,000	290,210
2.73%, 04/01/32 (a)(b)	250,000	257,115
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	218,760
JPMorgan Chase & Co.
2.97%, 01/15/23 (a)	500,000	503,785
3.20%, 01/25/23	1,091,000	1,132,698
3.38%, 05/01/23	1,075,000	1,124,353
2.70%, 05/18/23 (a)	750,000	775,695
3.88%, 02/01/24	670,000	720,598
0.70%, 03/16/24 (a)(b)	750,000	752,302
3.56%, 04/23/24 (a)(b)	700,000	732,963
3.63%, 05/13/24	500,000	538,355
1.51%, 06/01/24 (a)(b)	100,000	101,709
3.80%, 07/23/24 (a)(b)	940,000	993,881
3.88%, 09/10/24	1,150,000	1,251,211
0.65%, 09/16/24 (a)(b)	350,000	350,858
4.02%, 12/05/24 (a)(b)	700,000	750,260
3.13%, 01/23/25 (a)	1,000,000	1,063,200
0.56%, 02/16/25 (a)(b)	300,000	298,674
3.22%, 03/01/25 (a)(b)	1,100,000	1,162,403
0.82%, 06/01/25 (a)(b)	700,000	699,762
0.97%, 06/23/25 (a)(b)	700,000	700,966
3.90%, 07/15/25 (a)	750,000	820,155
7.75%, 07/15/25	100,000	123,866
0.77%, 08/09/25 (a)(b)	250,000	249,055
2.30%, 10/15/25 (a)(b)	650,000	674,362
2.01%, 03/13/26 (a)(b)	700,000	717,696
3.30%, 04/01/26 (a)	925,000	1,000,989
2.08%, 04/22/26 (a)(b)	1,250,000	1,286,012
3.20%, 06/15/26 (a)	799,000	863,152
2.95%, 10/01/26 (a)	1,275,000	1,365,958
7.63%, 10/15/26	500,000	643,605
1.05%, 11/19/26 (a)(b)	800,000	787,760
4.13%, 12/15/26	700,000	787,157
3.96%, 01/29/27 (a)(b)	700,000	773,185
1.04%, 02/04/27 (a)(b)	1,000,000	981,470
1.58%, 04/22/27 (a)(b)	500,000	501,135
8.00%, 04/29/27	200,000	264,882
1.47%, 09/22/27 (a)(b)	750,000	745,042
4.25%, 10/01/27	493,000	560,309
3.63%, 12/01/27 (a)	500,000	546,520
3.78%, 02/01/28 (a)(b)	1,000,000	1,102,960
3.54%, 05/01/28 (a)(b)	1,100,000	1,202,993
2.18%, 06/01/28 (a)(b)	500,000	511,060
3.51%, 01/23/29 (a)(b)	750,000	816,847
4.01%, 04/23/29 (a)(b)	750,000	839,332
2.07%, 06/01/29 (a)(b)	750,000	752,032
4.20%, 07/23/29 (a)(b)	1,150,000	1,304,376
4.45%, 12/05/29 (a)(b)	750,000	863,565
3.70%, 05/06/30 (a)(b)	900,000	994,527
8.75%, 09/01/30	50,000	75,015
2.74%, 10/15/30 (a)(b)	1,200,000	1,245,876
4.49%, 03/24/31 (a)(b)	1,400,000	1,634,878
2.52%, 04/22/31 (a)(b)	950,000	969,627
2.96%, 05/13/31 (a)(b)	1,000,000	1,042,150
1.76%, 11/19/31 (a)(b)	700,000	668,927
1.95%, 02/04/32 (a)(b)	1,250,000	1,207,387
2.58%, 04/22/32 (a)(b)	1,000,000	1,015,930
6.40%, 05/15/38	900,000	1,313,919
3.88%, 07/24/38 (a)(b)	850,000	973,199
5.50%, 10/15/40	500,000	681,995

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.11%, 04/22/41 (a)(b)	600,000	621,792
5.60%, 07/15/41	400,000	556,892
2.53%, 11/19/41 (a)(b)	500,000	475,570
5.40%, 01/06/42	500,000	687,740
3.16%, 04/22/42 (a)(b)	700,000	727,706
5.63%, 08/16/43	450,000	624,919
4.85%, 02/01/44	100,000	130,592
4.95%, 06/01/45	600,000	786,246
4.26%, 02/22/48 (a)(b)	600,000	727,374
4.03%, 07/24/48 (a)(b)	500,000	584,310
3.96%, 11/15/48 (a)(b)	1,400,000	1,630,762
3.90%, 01/23/49 (a)(b)	500,000	576,015
3.11%, 04/22/51 (a)(b)	800,000	817,000
3.33%, 04/22/52 (a)(b)	1,250,000	1,318,450
KeyBank NA
3.38%, 03/07/23	250,000	260,823
1.25%, 03/10/23	500,000	506,785
3.30%, 06/01/25	250,000	270,698
3.90%, 04/13/29	250,000	279,108
KeyCorp
2.25%, 04/06/27	250,000	258,588
4.10%, 04/30/28	1,000,000	1,143,640
2.55%, 10/01/29	150,000	156,057
Lloyds Banking Group PLC
4.05%, 08/16/23	500,000	532,555
2.91%, 11/07/23 (a)(b)	700,000	718,249
3.90%, 03/12/24	350,000	376,506
0.70%, 05/11/24 (a)(b)	400,000	401,052
4.50%, 11/04/24	800,000	878,688
4.45%, 05/08/25	200,000	222,062
3.87%, 07/09/25 (a)(b)	400,000	431,372
4.58%, 12/10/25	200,000	223,470
2.44%, 02/05/26 (a)(b)	200,000	207,502
4.65%, 03/24/26	1,050,000	1,181,313
3.75%, 01/11/27	400,000	440,168
4.38%, 03/22/28	750,000	853,612
4.55%, 08/16/28	200,000	230,424
3.57%, 11/07/28 (a)(b)	750,000	817,312
5.30%, 12/01/45	350,000	463,428
4.34%, 01/09/48	600,000	707,196
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	265,675
3.40%, 08/17/27	250,000	274,045
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	377,000	393,317
3.76%, 07/26/23	750,000	795,105
3.41%, 03/07/24	500,000	532,170
2.80%, 07/18/24	300,000	316,089
0.85%, 09/15/24 (a)(b)	950,000	954,417
2.19%, 02/25/25	850,000	878,585
3.78%, 03/02/25	350,000	380,919
1.41%, 07/17/25	500,000	502,815
0.95%, 07/19/25 (a)(b)	700,000	701,337
3.85%, 03/01/26	750,000	828,735
2.76%, 09/13/26	200,000	211,564
3.68%, 02/22/27	300,000	331,671
1.54%, 07/20/27 (a)(b)	500,000	499,435
3.29%, 07/25/27	550,000	600,418
3.96%, 03/02/28	250,000	280,523
3.74%, 03/07/29	1,000,000	1,113,940
3.20%, 07/18/29	750,000	804,112
2.56%, 02/25/30	650,000	666,536
2.05%, 07/17/30	750,000	737,550
2.31%, 07/20/32 (a)(b)	500,000	495,960
4.29%, 07/26/38	300,000	359,955
4.15%, 03/07/39	150,000	176,721
3.75%, 07/18/39	500,000	563,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mizuho Financial Group, Inc.
3.55%, 03/05/23	250,000	261,228
1.24%, 07/10/24 (a)(b)	400,000	404,640
0.85%, 09/08/24 (a)(b)	250,000	251,025
3.92%, 09/11/24 (a)(b)	250,000	265,655
2.56%, 09/13/25 (a)(b)	200,000	209,340
2.23%, 05/25/26 (a)(b)	400,000	411,600
3.66%, 02/28/27	400,000	440,724
1.23%, 05/22/27 (a)(b)	250,000	246,175
1.55%, 07/09/27 (a)(b)	250,000	249,575
3.17%, 09/11/27	700,000	753,599
4.02%, 03/05/28	200,000	225,952
4.25%, 09/11/29 (a)(b)	750,000	855,540
3.15%, 07/16/30 (a)(b)	250,000	265,935
2.87%, 09/13/30 (a)(b)	200,000	208,780
2.59%, 05/25/31 (a)(b)	750,000	761,782
2.20%, 07/10/31 (a)(b)	250,000	246,303
1.98%, 09/08/31 (a)(b)	400,000	386,852
2.26%, 07/09/32 (a)(b)	250,000	246,603
Morgan Stanley
4.88%, 11/01/22	950,000	995,353
3.13%, 01/23/23	950,000	983,763
3.75%, 02/25/23	650,000	680,101
4.10%, 05/22/23	1,000,000	1,056,430
0.56%, 11/10/23 (a)(b)	550,000	550,891
0.53%, 01/25/24 (a)(b)	550,000	550,396
0.73%, 04/05/24 (a)(b)	750,000	752,640
3.74%, 04/24/24 (a)(b)	1,000,000	1,049,550
3.88%, 04/29/24	1,050,000	1,133,118
3.70%, 10/23/24	1,350,000	1,465,155
0.79%, 01/22/25 (a)(b)	250,000	250,208
0.79%, 05/30/25 (a)(b)	1,100,000	1,096,942
2.72%, 07/22/25 (a)(b)	490,000	513,422
4.00%, 07/23/25	1,000,000	1,102,390
0.86%, 10/21/25 (a)(b)	400,000	399,412
5.00%, 11/24/25	850,000	971,618
3.88%, 01/27/26	1,200,000	1,327,344
2.19%, 04/28/26 (a)(b)	750,000	774,735
3.13%, 07/27/26	1,500,000	1,615,095
6.25%, 08/09/26	450,000	548,707
4.35%, 09/08/26	1,050,000	1,184,620
0.99%, 12/10/26 (a)(b)	700,000	688,030
3.63%, 01/20/27	1,150,000	1,268,036
3.95%, 04/23/27	800,000	890,344
1.59%, 05/04/27 (a)(b)	500,000	501,585
1.51%, 07/20/27 (a)(b)	1,500,000	1,493,625
3.59%, 07/22/28 (a)(b)	1,100,000	1,208,889
3.77%, 01/24/29 (a)(b)	850,000	941,281
4.43%, 01/23/30 (a)(b)	1,150,000	1,328,204
2.70%, 01/22/31 (a)(b)	1,650,000	1,707,106
3.62%, 04/01/31 (a)(b)	900,000	993,303
1.79%, 02/13/32 (a)(b)	250,000	238,195
7.25%, 04/01/32	450,000	653,679
1.93%, 04/28/32 (a)(b)	600,000	576,558
2.24%, 07/21/32 (a)(b)	1,500,000	1,475,265
2.48%, 09/16/36 (a)(b)	750,000	733,912
3.97%, 07/22/38 (a)(b)	750,000	863,805
4.46%, 04/22/39 (a)(b)	250,000	303,123
3.22%, 04/22/42 (a)(b)	750,000	784,867
6.38%, 07/24/42	750,000	1,143,030
4.30%, 01/27/45	1,150,000	1,405,024
4.38%, 01/22/47	700,000	871,801
5.60%, 03/24/51 (a)(b)	850,000	1,263,057
2.80%, 01/25/52 (a)(b)	450,000	436,388
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (a)	150,000	159,156
MUFG Union Bank NA
2.10%, 12/09/22 (a)	250,000	254,935

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	258,793
2.88%, 04/12/23	250,000	259,735
3.63%, 06/20/23	250,000	264,090
3.38%, 01/14/26	500,000	547,725
2.50%, 07/12/26	300,000	318,156
National Bank of Canada
2.10%, 02/01/23	600,000	613,482
0.55%, 11/15/24 (a)(b)	250,000	249,495
Natwest Group PLC
3.88%, 09/12/23	750,000	795,652
6.00%, 12/19/23	400,000	443,436
2.36%, 05/22/24 (a)(b)	200,000	205,276
5.13%, 05/28/24	1,050,000	1,157,404
4.52%, 06/25/24 (a)(b)	550,000	585,535
4.27%, 03/22/25 (a)(b)	700,000	755,510
4.80%, 04/05/26	600,000	682,374
1.64%, 06/14/27 (a)(b)	250,000	249,948
3.07%, 05/22/28 (a)(b)	500,000	530,940
4.89%, 05/18/29 (a)(b)	900,000	1,047,834
3.75%, 11/01/29 (a)(b)	200,000	213,464
5.08%, 01/27/30 (a)(b)	550,000	650,050
4.45%, 05/08/30 (a)(b)	500,000	572,855
3.03%, 11/28/35 (a)(b)	250,000	250,650
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	250,000	273,078
Northern Trust Corp.
3.95%, 10/30/25	450,000	502,461
3.65%, 08/03/28 (a)	250,000	280,898
3.15%, 05/03/29 (a)	250,000	273,135
1.95%, 05/01/30 (a)	250,000	250,940
People's United Financial, Inc.
3.65%, 12/06/22 (a)	290,000	298,349
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	256,035
2.95%, 01/30/23 (a)	750,000	774,082
3.50%, 06/08/23 (a)	250,000	262,645
3.80%, 07/25/23 (a)	500,000	528,645
3.30%, 10/30/24 (a)	250,000	269,280
3.25%, 06/01/25 (a)	500,000	539,405
3.10%, 10/25/27 (a)	550,000	600,957
3.25%, 01/22/28 (a)	500,000	548,240
4.05%, 07/26/28	500,000	570,090
2.70%, 10/22/29	250,000	262,425
PNC Financial Services Group, Inc.
2.85%, 11/09/22	200,000	205,690
3.50%, 01/23/24 (a)	500,000	532,030
3.90%, 04/29/24 (a)	100,000	107,798
2.20%, 11/01/24 (a)	600,000	628,374
2.60%, 07/23/26 (a)	300,000	319,011
3.15%, 05/19/27 (a)	100,000	109,342
3.45%, 04/23/29 (a)	250,000	277,045
2.55%, 01/22/30 (a)	700,000	728,616
Regions Bank
6.45%, 06/26/37	250,000	355,280
Regions Financial Corp.
2.25%, 05/18/25 (a)	550,000	571,813
1.80%, 08/12/28 (a)	250,000	247,340
7.38%, 12/10/37	150,000	228,545
Royal Bank of Canada
1.60%, 04/17/23	600,000	611,790
3.70%, 10/05/23	650,000	692,107
0.50%, 10/26/23	425,000	425,336
0.43%, 01/19/24	750,000	747,165
2.55%, 07/16/24	500,000	525,065
2.25%, 11/01/24	650,000	678,912
1.15%, 06/10/25	200,000	200,456
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 01/20/26	750,000	738,742
4.65%, 01/27/26	700,000	794,815
1.20%, 04/27/26	350,000	348,061
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	100,000	103,409
3.50%, 06/07/24 (a)	250,000	265,658
3.45%, 06/02/25 (a)	250,000	267,708
4.50%, 07/17/25 (a)	700,000	771,400
3.24%, 10/05/26 (a)(c)	300,000	320,661
4.40%, 07/13/27 (a)	600,000	674,742
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	201,696
3.37%, 01/05/24 (a)(b)	1,050,000	1,085,437
1.09%, 03/15/25 (a)(b)	500,000	501,085
1.53%, 08/21/26 (a)(b)	450,000	449,424
3.82%, 11/03/28 (a)(b)	200,000	218,852
2.90%, 03/15/32 (a)(b)	400,000	408,352
Santander UK PLC
2.10%, 01/13/23	200,000	204,502
4.00%, 03/13/24	400,000	432,068
Signature Bank
4.00%, 10/15/30 (a)(b)	150,000	161,547
State Street Corp.
3.10%, 05/15/23	250,000	261,345
3.70%, 11/20/23	200,000	214,388
3.78%, 12/03/24 (a)(b)	250,000	268,003
3.30%, 12/16/24	400,000	433,092
3.55%, 08/18/25	571,000	626,518
2.35%, 11/01/25 (a)(b)	550,000	575,492
2.90%, 03/30/26 (a)(b)	100,000	106,191
2.65%, 05/19/26	350,000	372,855
4.14%, 12/03/29 (a)(b)	500,000	584,615
2.40%, 01/24/30	250,000	259,305
2.20%, 03/03/31	200,000	199,782
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	258,560
3.95%, 01/10/24	250,000	269,000
3.40%, 07/11/24	500,000	535,310
3.65%, 07/23/25	250,000	272,863
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	1,000,000	1,035,220
3.75%, 07/19/23	250,000	264,748
3.94%, 10/16/23	250,000	267,418
2.70%, 07/16/24	1,250,000	1,312,175
2.45%, 09/27/24	350,000	365,904
2.35%, 01/15/25	450,000	467,478
1.47%, 07/08/25	550,000	554,350
3.78%, 03/09/26	750,000	827,730
2.63%, 07/14/26	1,000,000	1,053,270
1.40%, 09/17/26	500,000	496,015
3.01%, 10/19/26	800,000	858,840
3.45%, 01/11/27	300,000	328,035
3.36%, 07/12/27	350,000	383,170
3.54%, 01/17/28	200,000	219,730
3.94%, 07/19/28	150,000	168,752
1.90%, 09/17/28	700,000	692,636
4.31%, 10/16/28	250,000	287,398
3.04%, 07/16/29	1,150,000	1,218,413
2.72%, 09/27/29	400,000	414,844
2.75%, 01/15/30	450,000	467,987
2.13%, 07/08/30	450,000	444,663
2.14%, 09/23/30	350,000	338,772
2.22%, 09/17/31	350,000	344,845
2.30%, 01/12/41	400,000	368,636
2.93%, 09/17/41	250,000	243,878

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SVB Financial Group
3.50%, 01/29/25	100,000	107,434
3.13%, 06/05/30 (a)	250,000	267,665
1.80%, 02/02/31 (a)	250,000	240,468
Svenska Handelsbanken AB
3.90%, 11/20/23	400,000	429,756
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	170,441
4.25%, 08/15/24 (a)	250,000	270,340
3.70%, 08/04/26 (a)	450,000	488,146
3.95%, 12/01/27 (a)	450,000	496,746
5.15%, 03/19/29 (a)	400,000	468,984
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	255,438
Toronto-Dominion Bank
1.90%, 12/01/22	450,000	458,519
0.30%, 06/02/23	300,000	299,715
0.75%, 06/12/23	350,000	352,233
3.50%, 07/19/23	1,250,000	1,320,062
0.45%, 09/11/23	500,000	500,255
0.55%, 03/04/24	150,000	149,651
3.25%, 03/11/24	300,000	318,867
2.65%, 06/12/24	500,000	526,305
1.15%, 06/12/25	400,000	401,088
0.75%, 09/11/25	525,000	518,689
0.75%, 01/06/26	250,000	245,905
1.20%, 06/03/26	500,000	498,880
1.25%, 09/10/26	500,000	496,790
2.00%, 09/10/31	500,000	491,635
3.63%, 09/15/31 (a)(b)	450,000	494,109
Truist Bank
3.00%, 02/02/23 (a)	250,000	258,420
2.75%, 05/01/23 (a)	200,000	207,314
3.20%, 04/01/24 (a)	350,000	371,900
3.69%, 08/02/24 (a)(b)	550,000	583,088
1.50%, 03/10/25 (a)	650,000	661,882
3.63%, 09/16/25 (a)	750,000	819,405
4.05%, 11/03/25 (a)	350,000	390,044
3.80%, 10/30/26 (a)	500,000	556,165
2.25%, 03/11/30 (a)	600,000	604,554
Truist Financial Corp.
2.20%, 03/16/23 (a)	600,000	615,714
3.75%, 12/06/23 (a)	800,000	855,104
2.50%, 08/01/24 (a)	160,000	168,283
2.85%, 10/26/24 (a)	100,000	106,399
4.00%, 05/01/25 (a)	500,000	550,170
3.70%, 06/05/25 (a)	230,000	251,845
1.20%, 08/05/25 (a)	400,000	403,220
1.13%, 08/03/27 (a)	650,000	635,771
3.88%, 03/19/29 (a)	100,000	112,994
1.89%, 06/07/29 (a)(b)	250,000	250,210
US Bancorp
3.70%, 01/30/24 (a)	250,000	267,405
3.38%, 02/05/24 (a)	450,000	478,314
2.40%, 07/30/24 (a)	400,000	419,384
3.60%, 09/11/24 (a)	700,000	758,121
1.45%, 05/12/25 (a)	500,000	508,315
3.95%, 11/17/25 (a)	300,000	334,344
3.10%, 04/27/26 (a)	100,000	108,009
2.38%, 07/22/26 (a)	400,000	422,416
3.15%, 04/27/27 (a)	650,000	709,020
3.90%, 04/26/28 (a)	450,000	512,217
1.38%, 07/22/30 (a)	450,000	429,336
US Bank NA
1.95%, 01/09/23 (a)	250,000	254,958
2.85%, 01/23/23 (a)	250,000	257,915
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 01/21/25 (a)	550,000	571,208
2.80%, 01/27/25 (a)	500,000	529,985
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,803
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	110,639
Wells Fargo & Co.
3.07%, 01/24/23 (a)	350,000	353,007
3.45%, 02/13/23	600,000	624,996
4.48%, 01/16/24	250,000	271,143
3.75%, 01/24/24 (a)	1,250,000	1,336,500
1.65%, 06/02/24 (a)(b)	1,150,000	1,172,942
3.30%, 09/09/24	1,100,000	1,183,644
3.00%, 02/19/25	1,000,000	1,061,180
3.55%, 09/29/25	1,100,000	1,198,219
2.41%, 10/30/25 (a)(b)	1,500,000	1,562,910
2.16%, 02/11/26 (a)(b)	1,100,000	1,135,629
3.00%, 04/22/26	1,250,000	1,342,262
2.19%, 04/30/26 (a)(b)	1,000,000	1,032,960
4.10%, 06/03/26	1,450,000	1,616,445
7.57%, 08/01/26	200,000	254,316
3.00%, 10/23/26	1,200,000	1,286,028
3.20%, 06/17/27 (a)(b)	750,000	805,672
4.30%, 07/22/27	800,000	908,520
3.58%, 05/22/28 (a)(b)	950,000	1,042,197
2.39%, 06/02/28 (a)(b)	750,000	774,180
4.15%, 01/24/29 (a)	750,000	852,037
2.88%, 10/30/30 (a)(b)	1,200,000	1,255,656
2.57%, 02/11/31 (a)(b)	1,050,000	1,071,063
4.48%, 04/04/31 (a)(b)	950,000	1,108,735
5.38%, 02/07/35	100,000	133,335
5.50%, 08/01/35	450,000	581,089
3.07%, 04/30/41 (a)(b)	1,050,000	1,081,888
5.38%, 11/02/43	800,000	1,061,488
5.61%, 01/15/44	800,000	1,090,704
4.65%, 11/04/44	750,000	918,472
3.90%, 05/01/45	700,000	818,440
4.90%, 11/17/45	700,000	884,800
4.40%, 06/14/46	900,000	1,073,943
4.75%, 12/07/46	700,000	877,856
5.01%, 04/04/51 (a)(b)	1,900,000	2,561,257
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	339,833
6.60%, 01/15/38	500,000	727,740
Westpac Banking Corp.
2.75%, 01/11/23	1,050,000	1,083,064
2.00%, 01/13/23	200,000	204,400
3.65%, 05/15/23	350,000	368,967
3.30%, 02/26/24	250,000	266,368
2.35%, 02/19/25	400,000	418,432
2.85%, 05/13/26	750,000	807,630
2.70%, 08/19/26	450,000	482,517
3.35%, 03/08/27	550,000	604,593
3.40%, 01/25/28	300,000	331,878
2.65%, 01/16/30	250,000	265,835
2.89%, 02/04/30 (a)(b)	400,000	414,280
2.15%, 06/03/31	250,000	252,308
4.32%, 11/23/31 (a)(b)	550,000	607,035
4.11%, 07/24/34 (a)(b)	800,000	869,760
2.67%, 11/15/35 (a)(b)	200,000	195,930
4.42%, 07/24/39	450,000	528,736
2.96%, 11/16/40	400,000	395,380
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	260,275
		508,812,804

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	270,797
3.30%, 06/15/30 (a)	300,000	320,574
Ameriprise Financial, Inc.
4.00%, 10/15/23	200,000	214,216
3.70%, 10/15/24	375,000	408,424
3.00%, 04/02/25 (a)	150,000	159,395
2.88%, 09/15/26 (a)	250,000	267,253
BGC Partners, Inc.
5.38%, 07/24/23	250,000	268,510
3.75%, 10/01/24 (a)	50,000	53,060
BlackRock, Inc.
3.50%, 03/18/24	400,000	428,904
3.20%, 03/15/27	200,000	219,096
3.25%, 04/30/29 (a)	500,000	549,660
2.40%, 04/30/30 (a)	250,000	258,285
1.90%, 01/28/31 (a)	400,000	397,516
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	217,510
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	206,282
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	268,333
3.90%, 01/25/28 (a)	500,000	555,275
4.85%, 03/29/29 (a)	350,000	411,995
4.35%, 04/15/30 (a)	350,000	403,280
4.70%, 09/20/47 (a)	350,000	424,945
3.50%, 03/30/51 (a)	250,000	261,010
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	350,000	385,787
CI Financial Corp.
3.20%, 12/17/30 (a)	450,000	468,580
4.10%, 06/15/51 (a)	250,000	269,473
CME Group, Inc.
3.00%, 09/15/22	200,000	205,300
3.00%, 03/15/25 (a)	400,000	425,868
3.75%, 06/15/28 (a)	250,000	283,022
5.30%, 09/15/43 (a)	350,000	491,837
4.15%, 06/15/48 (a)	250,000	317,882
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	111,208
4.50%, 06/20/28 (a)	300,000	344,214
Eaton Vance Corp.
3.63%, 06/15/23	150,000	157,796
3.50%, 04/06/27 (a)	123,000	133,766
Franklin Resources, Inc.
2.80%, 09/15/22	200,000	204,810
2.85%, 03/30/25	250,000	265,653
1.60%, 10/30/30 (a)	250,000	238,013
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	250,000	254,610
0.70%, 06/15/23	200,000	200,948
3.45%, 09/21/23 (a)	150,000	158,421
4.00%, 10/15/23	250,000	267,353
3.75%, 12/01/25 (a)	250,000	274,822
3.10%, 09/15/27 (a)	250,000	270,897
3.75%, 09/21/28 (a)	500,000	558,070
2.10%, 06/15/30 (a)	500,000	495,110
1.85%, 09/15/32 (a)	500,000	472,880
2.65%, 09/15/40 (a)	250,000	239,545
4.25%, 09/21/48 (a)	500,000	597,060
3.00%, 06/15/50 (a)	500,000	493,750
3.00%, 09/15/60 (a)	500,000	473,375
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Invesco Finance PLC
3.13%, 11/30/22	250,000	257,868
4.00%, 01/30/24	50,000	53,838
3.75%, 01/15/26	350,000	384,349
5.38%, 11/30/43	100,000	132,384
Jefferies Group LLC
5.13%, 01/20/23	500,000	529,050
6.45%, 06/08/27	150,000	187,595
6.25%, 01/15/36	200,000	269,438
6.50%, 01/20/43	150,000	208,197
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	813,239
4.15%, 01/23/30	300,000	337,572
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	218,064
4.50%, 09/19/28 (a)	150,000	173,399
4.38%, 03/11/29 (a)	150,000	170,081
Legg Mason, Inc.
4.75%, 03/15/26	250,000	286,842
5.63%, 01/15/44	176,000	243,825
Nasdaq, Inc.
0.45%, 12/21/22 (a)	300,000	300,054
4.25%, 06/01/24 (a)	200,000	216,796
3.85%, 06/30/26 (a)	350,000	388,682
2.50%, 12/21/40 (a)	300,000	276,630
3.25%, 04/28/50 (a)	300,000	301,746
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	521,100
1.85%, 07/16/25	500,000	507,100
1.65%, 07/14/26	500,000	498,180
2.17%, 07/14/28	400,000	396,880
3.10%, 01/16/30	500,000	521,425
2.68%, 07/16/30	550,000	555,841
2.61%, 07/14/31	200,000	199,370
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	237,464
4.95%, 07/15/46	300,000	387,333
3.75%, 04/01/51 (a)	200,000	223,288
Stifel Financial Corp.
4.25%, 07/18/24	100,000	108,939
4.00%, 05/15/30 (a)	450,000	500,895
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	275,000	282,903
3.55%, 02/01/24 (a)(d)	150,000	160,085
0.75%, 03/18/24 (a)(d)	450,000	452,241
3.75%, 04/01/24 (a)(d)	80,000	85,767
4.20%, 03/24/25 (a)(d)	200,000	221,084
3.85%, 05/21/25 (a)(d)	175,000	191,765
0.90%, 03/11/26 (a)(d)	425,000	421,281
1.15%, 05/13/26 (a)(d)	250,000	250,530
3.20%, 03/02/27 (a)(d)	200,000	218,238
3.30%, 04/01/27 (a)(d)	225,000	245,826
3.20%, 01/25/28 (a)(d)	225,000	245,383
2.00%, 03/20/28 (a)(d)	350,000	357,430
4.00%, 02/01/29 (a)(d)	200,000	228,150
3.25%, 05/22/29 (a)(d)	200,000	218,522
2.75%, 10/01/29 (a)(d)	150,000	158,532
4.63%, 03/22/30 (a)(d)	150,000	180,713
1.65%, 03/11/31 (a)(d)	250,000	240,908
2.30%, 05/13/31 (a)(d)	200,000	204,224
		30,395,416
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	257,760
4.13%, 07/03/23 (a)	300,000	316,140

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 01/16/24 (a)	250,000	270,175
3.15%, 02/15/24 (a)	400,000	417,204
2.88%, 08/14/24 (a)	300,000	312,360
3.50%, 01/15/25 (a)	250,000	263,437
6.50%, 07/15/25 (a)	350,000	406,346
4.45%, 10/01/25 (a)	150,000	163,811
1.75%, 01/30/26 (a)	300,000	296,865
4.45%, 04/03/26 (a)	650,000	710,229
3.65%, 07/21/27 (a)	850,000	902,980
4.63%, 10/15/27 (a)	150,000	167,258
Air Lease Corp.
2.25%, 01/15/23	200,000	204,398
2.75%, 01/15/23 (a)	250,000	256,653
3.88%, 07/03/23 (a)	175,000	184,237
3.00%, 09/15/23 (a)	300,000	311,916
0.70%, 02/15/24 (a)	250,000	248,610
4.25%, 09/15/24 (a)	650,000	705,796
2.30%, 02/01/25 (a)	250,000	256,742
3.25%, 03/01/25 (a)	200,000	211,180
3.38%, 07/01/25 (a)	100,000	106,250
2.88%, 01/15/26 (a)	200,000	208,726
3.75%, 06/01/26 (a)	250,000	270,815
1.88%, 08/15/26 (a)	200,000	199,532
3.63%, 04/01/27 (a)	650,000	699,244
3.63%, 12/01/27 (a)	449,000	481,660
2.10%, 09/01/28 (a)	200,000	194,428
4.63%, 10/01/28 (a)	150,000	168,800
3.25%, 10/01/29 (a)	250,000	260,620
3.00%, 02/01/30 (a)	350,000	355,845
3.13%, 12/01/30 (a)	100,000	102,265
Aircastle Ltd.
5.00%, 04/01/23	250,000	265,517
4.40%, 09/25/23 (a)	250,000	266,335
4.13%, 05/01/24 (a)	200,000	212,814
4.25%, 06/15/26 (a)	200,000	218,736
Ares Capital Corp.
3.50%, 02/10/23 (a)	400,000	413,720
4.20%, 06/10/24 (a)	450,000	483,097
4.25%, 03/01/25 (a)	100,000	107,449
3.25%, 07/15/25 (a)	350,000	367,948
3.88%, 01/15/26 (a)	600,000	641,922
2.15%, 07/15/26 (a)	300,000	300,741
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	250,000	254,963
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	216,048
4.13%, 02/01/25 (a)	400,000	427,540
3.40%, 01/15/26 (a)	150,000	156,729
GATX Corp.
4.35%, 02/15/24 (a)	100,000	107,867
3.85%, 03/30/27 (a)	200,000	220,120
3.50%, 03/15/28 (a)	100,000	109,134
4.55%, 11/07/28 (a)	350,000	403,315
4.70%, 04/01/29 (a)	255,000	295,984
5.20%, 03/15/44 (a)	150,000	190,085
3.10%, 06/01/51 (a)	150,000	142,031
GE Capital Funding LLC
3.45%, 05/15/25 (a)	500,000	539,545
4.05%, 05/15/27 (a)	250,000	280,950
4.40%, 05/15/30 (a)	1,000,000	1,162,320
4.55%, 05/15/32 (a)	250,000	297,455
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	921,587
4.42%, 11/15/35	4,025,000	4,840,223
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	325,000	344,919
2.88%, 01/15/26 (a)	250,000	256,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	209,200
2.50%, 08/24/26 (a)	200,000	201,756
Main Street Capital Corp.
5.20%, 05/01/24	250,000	271,050
3.00%, 07/14/26 (a)	100,000	102,089
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	104,814
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	300,000	327,033
4.00%, 03/30/25 (a)	250,000	264,380
4.25%, 01/15/26 (a)	400,000	429,528
3.40%, 07/15/26 (a)	500,000	520,920
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	154,479
3.36%, 11/15/26 (a)	300,000	304,842
3.44%, 10/15/28 (a)	200,000	194,570
		27,442,765
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	246,145
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	350,000	369,852
2.75%, 09/16/26 (a)	200,000	204,758
2.13%, 02/15/27 (a)(c)	250,000	247,305
ORIX Corp.
4.05%, 01/16/24	150,000	161,138
3.25%, 12/04/24	250,000	267,997
3.70%, 07/18/27	143,000	158,628
2.25%, 03/09/31	190,000	190,065
		1,845,888
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	100,000	150,144
Ace INA Holdings, Inc.
2.88%, 11/03/22 (a)	400,000	409,240
2.70%, 03/13/23	250,000	258,663
3.15%, 03/15/25	400,000	429,716
3.35%, 05/03/26 (a)	500,000	545,210
4.35%, 11/03/45 (a)	650,000	818,174
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	294,050
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	153,110
2.80%, 06/15/23 (a)	250,000	258,935
3.50%, 11/15/24 (a)	500,000	537,785
6.63%, 06/15/36	300,000	431,640
6.75%, 12/15/37	250,000	366,065
4.50%, 05/15/42 (a)	300,000	358,812
4.75%, 03/15/44 (a)	400,000	495,836
3.88%, 08/15/47 (a)	150,000	166,719
Aflac, Inc.
3.63%, 11/15/24	150,000	163,293
3.25%, 03/17/25	200,000	215,196
1.13%, 03/15/26 (a)	300,000	300,144
3.60%, 04/01/30 (a)	350,000	391,930
4.75%, 01/15/49 (a)	250,000	327,690
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	219,594
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	326,895

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allstate Corp.
3.15%, 06/15/23	200,000	209,434
0.75%, 12/15/25 (a)	450,000	444,586
3.28%, 12/15/26 (a)	400,000	438,008
1.45%, 12/15/30 (a)	100,000	95,536
5.35%, 06/01/33	79,000	101,081
5.55%, 05/09/35	200,000	268,074
4.50%, 06/15/43	450,000	564,354
4.20%, 12/15/46 (a)	226,000	277,510
3.85%, 08/10/49 (a)	250,000	296,167
6.50%, 05/15/57 (a)(b)	100,000	134,649
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	114,669
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	108,975
5.25%, 04/02/30 (a)	100,000	121,531
4.50%, 06/15/47 (a)	300,000	367,281
American International Group, Inc.
4.13%, 02/15/24	550,000	594,033
2.50%, 06/30/25 (a)	450,000	471,402
3.75%, 07/10/25 (a)	500,000	544,615
3.90%, 04/01/26 (a)	500,000	554,180
4.20%, 04/01/28 (a)	400,000	456,452
4.25%, 03/15/29 (a)	200,000	229,152
3.40%, 06/30/30 (a)	500,000	546,430
3.88%, 01/15/35 (a)	250,000	282,517
4.70%, 07/10/35 (a)	200,000	243,740
6.25%, 05/01/36	100,000	139,538
4.50%, 07/16/44 (a)	700,000	855,260
4.80%, 07/10/45 (a)	500,000	635,470
4.75%, 04/01/48 (a)	400,000	511,396
5.75%, 04/01/48 (a)(b)	210,000	241,506
4.38%, 06/30/50 (a)	300,000	369,777
4.38%, 01/15/55 (a)	500,000	617,260
8.18%, 05/15/58 (a)(b)	50,000	74,035
Anthem, Inc.
2.95%, 12/01/22 (a)	750,000	771,022
3.30%, 01/15/23	500,000	518,710
3.50%, 08/15/24 (a)	350,000	375,056
3.35%, 12/01/24 (a)	350,000	375,833
2.38%, 01/15/25 (a)	300,000	312,762
1.50%, 03/15/26 (a)	500,000	504,525
3.65%, 12/01/27 (a)	500,000	555,310
4.10%, 03/01/28 (a)	250,000	282,977
2.88%, 09/15/29 (a)	210,000	221,292
2.25%, 05/15/30 (a)	450,000	451,440
2.55%, 03/15/31 (a)	100,000	102,822
5.95%, 12/15/34	100,000	136,638
5.85%, 01/15/36	100,000	134,077
6.38%, 06/15/37	50,000	70,816
4.63%, 05/15/42	200,000	245,500
4.65%, 01/15/43	525,000	646,737
5.10%, 01/15/44	200,000	259,570
4.65%, 08/15/44 (a)	700,000	865,508
4.38%, 12/01/47 (a)	250,000	301,775
4.55%, 03/01/48 (a)	450,000	554,508
3.70%, 09/15/49 (a)	250,000	275,325
3.13%, 05/15/50 (a)	500,000	506,605
3.60%, 03/15/51 (a)	150,000	164,010
Aon Corp.
8.21%, 01/01/27	100,000	130,278
4.50%, 12/15/28 (a)	100,000	115,894
3.75%, 05/02/29 (a)	100,000	111,284
2.05%, 08/23/31 (a)	200,000	195,534
6.25%, 09/30/40	150,000	215,988
2.90%, 08/23/51 (a)	200,000	193,180
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon PLC
4.00%, 11/27/23 (a)	300,000	319,302
3.50%, 06/14/24 (a)	500,000	533,840
3.88%, 12/15/25 (a)	300,000	330,726
4.60%, 06/14/44 (a)	300,000	373,413
4.75%, 05/15/45 (a)	300,000	379,938
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	225,150
5.03%, 12/15/46 (a)	400,000	524,344
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	273,820
Arch Capital Group US, Inc.
5.14%, 11/01/43	250,000	329,885
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	300,000	320,223
Assurant, Inc.
4.20%, 09/27/23 (a)	200,000	213,112
4.90%, 03/27/28 (a)	150,000	173,640
3.70%, 02/22/30 (a)	150,000	163,349
2.65%, 01/15/32 (a)	100,000	99,289
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	146,277
3.15%, 06/15/31 (a)	250,000	262,613
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	500,206
6.15%, 04/03/30 (a)	200,000	252,198
3.50%, 01/15/31 (a)	150,000	161,087
AXA S.A.
8.60%, 12/15/30	500,000	747,800
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	300,000	330,141
4.90%, 01/15/40 (a)(b)	50,000	53,327
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	111,879
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	350,000	349,401
1.45%, 10/15/30 (a)	200,000	192,728
5.75%, 01/15/40	150,000	214,112
4.40%, 05/15/42	350,000	433,608
4.30%, 05/15/43	300,000	369,906
4.20%, 08/15/48 (a)	850,000	1,040,621
4.25%, 01/15/49 (a)	700,000	860,328
2.85%, 10/15/50 (a)	550,000	541,442
2.50%, 01/15/51 (a)	300,000	277,959
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	259,120
2.75%, 03/15/23 (a)	900,000	928,593
3.13%, 03/15/26 (a)	895,000	971,388
4.50%, 02/11/43	50,000	62,851
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	580,000	635,030
5.63%, 05/15/30 (a)	100,000	120,962
4.70%, 06/22/47 (a)	435,000	489,801
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	395,000	429,788
4.50%, 03/15/29 (a)	50,000	57,290
2.38%, 03/15/31 (a)	250,000	249,198
Chubb Corp.
6.00%, 05/11/37	350,000	505,687
6.50%, 05/15/38	260,000	392,033
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	350,000	331,513
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	455,227
6.13%, 11/01/34	50,000	68,196

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	107,471
4.50%, 03/01/26 (a)	350,000	393,424
3.45%, 08/15/27 (a)	150,000	164,811
3.90%, 05/01/29 (a)	25,000	27,912
2.05%, 08/15/30 (a)	250,000	245,473
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	56,285
5.25%, 05/30/29 (a)	320,000	376,294
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	283,447
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	162,000	170,014
4.35%, 04/20/28 (a)	550,000	626,543
5.00%, 04/20/48 (a)	650,000	829,328
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	145,713
3.50%, 10/15/50 (a)	250,000	266,350
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	285,550
4.63%, 04/29/30 (a)	400,000	451,056
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	300,000	341,784
3.40%, 06/15/30 (a)	200,000	215,012
2.45%, 03/15/31 (a)	300,000	299,073
First American Financial Corp.
4.60%, 11/15/24	150,000	164,775
4.00%, 05/15/30 (a)	100,000	110,203
Globe Life, Inc.
4.55%, 09/15/28 (a)	270,000	313,062
2.15%, 08/15/30 (a)	250,000	248,090
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	168,057
2.50%, 09/01/30 (a)	100,000	100,376
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	95,000	99,284
5.95%, 10/15/36	100,000	136,745
6.10%, 10/01/41	150,000	212,348
4.40%, 03/15/48 (a)	225,000	275,501
3.60%, 08/19/49 (a)	400,000	437,764
Humana, Inc.
3.15%, 12/01/22 (a)	300,000	307,674
3.85%, 10/01/24 (a)	600,000	649,068
4.50%, 04/01/25 (a)	200,000	221,826
1.35%, 02/03/27 (a)	250,000	246,653
3.95%, 03/15/27 (a)	150,000	167,282
3.13%, 08/15/29 (a)	200,000	213,392
4.88%, 04/01/30 (a)	200,000	238,302
2.15%, 02/03/32 (a)	250,000	244,330
4.63%, 12/01/42 (a)	100,000	122,900
4.95%, 10/01/44 (a)	250,000	321,815
4.80%, 03/15/47 (a)	150,000	189,062
3.95%, 08/15/49 (a)	200,000	229,180
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	108,708
2.40%, 09/30/30 (a)	200,000	198,344
Lincoln National Corp.
3.35%, 03/09/25	168,000	180,741
3.63%, 12/12/26 (a)	104,000	114,459
3.80%, 03/01/28 (a)	200,000	222,834
3.05%, 01/15/30 (a)	50,000	53,319
3.40%, 01/15/31 (a)	250,000	271,913
6.30%, 10/09/37	150,000	211,649
7.00%, 06/15/40	150,000	229,578
4.35%, 03/01/48 (a)	325,000	387,572
4.38%, 06/15/50 (a)	50,000	60,760
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Loews Corp.
2.63%, 05/15/23 (a)	200,000	206,170
3.75%, 04/01/26 (a)	250,000	275,825
3.20%, 05/15/30 (a)	300,000	322,200
6.00%, 02/01/35	100,000	135,038
4.13%, 05/15/43 (a)	100,000	117,840
Manulife Financial Corp.
4.15%, 03/04/26	350,000	391,783
2.48%, 05/19/27 (a)	300,000	314,358
4.06%, 02/24/32 (a)(b)	250,000	274,328
5.38%, 03/04/46	300,000	421,734
Markel Corp.
3.50%, 11/01/27 (a)	250,000	273,553
3.35%, 09/17/29 (a)	100,000	108,517
5.00%, 04/05/46	75,000	96,662
4.30%, 11/01/47 (a)	50,000	58,985
5.00%, 05/20/49 (a)	200,000	258,386
4.15%, 09/17/50 (a)	300,000	347,913
3.45%, 05/07/52 (a)	150,000	156,165
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	376,460
3.50%, 06/03/24 (a)	400,000	426,948
3.75%, 03/14/26 (a)	250,000	275,365
4.38%, 03/15/29 (a)	550,000	638,995
2.25%, 11/15/30 (a)	325,000	327,444
4.75%, 03/15/39 (a)	250,000	316,755
4.35%, 01/30/47 (a)	350,000	433,482
4.20%, 03/01/48 (a)	100,000	122,196
4.90%, 03/15/49 (a)	500,000	674,535
Mercury General Corp.
4.40%, 03/15/27 (a)	200,000	226,218
MetLife, Inc.
3.60%, 04/10/24	565,000	607,262
3.00%, 03/01/25	100,000	106,621
3.60%, 11/13/25 (a)	250,000	273,765
4.55%, 03/23/30 (a)	400,000	475,644
5.70%, 06/15/35	600,000	818,898
6.40%, 12/15/36 (a)	700,000	897,043
10.75%, 08/01/39 (a)(b)	100,000	175,469
5.88%, 02/06/41	500,000	714,895
4.13%, 08/13/42	250,000	297,507
4.88%, 11/13/43	100,000	131,420
4.72%, 12/15/44	250,000	322,835
4.05%, 03/01/45	150,000	179,007
4.60%, 05/13/46 (a)	500,000	642,090
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	80,906
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	276,995
3.85%, 06/11/51 (a)	150,000	162,791
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	176,510
4.50%, 10/01/50 (a)(b)	100,000	105,542
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	260,483
3.10%, 11/15/26 (a)	150,000	161,399
3.70%, 05/15/29 (a)	150,000	167,669
2.13%, 06/15/30 (a)	250,000	247,975
4.63%, 09/15/42	200,000	249,486
4.35%, 05/15/43	250,000	302,145
4.30%, 11/15/46 (a)	50,000	60,598
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	101,546
3.88%, 03/27/28 (a)	292,000	330,710
2.10%, 03/10/30 (a)	250,000	253,033
5.75%, 07/15/33	100,000	130,896
5.70%, 12/14/36	90,000	121,977

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 12/01/37	350,000	511,868
3.00%, 03/10/40 (a)	200,000	205,454
5.63%, 06/15/43 (a)(b)	600,000	638,556
5.20%, 03/15/44 (a)(b)	100,000	107,848
4.60%, 05/15/44	300,000	378,780
5.38%, 05/15/45 (a)(b)	300,000	332,277
3.91%, 12/07/47 (a)	350,000	408,138
4.42%, 03/27/48 (a)	250,000	313,127
5.70%, 09/15/48 (a)(b)	250,000	292,295
3.94%, 12/07/49 (a)	700,000	824,131
4.35%, 02/25/50 (a)	250,000	313,827
3.70%, 10/01/50 (a)(b)	250,000	262,480
3.70%, 03/13/51 (a)	450,000	515,547
Prudential PLC
3.13%, 04/14/30	425,000	458,447
Reinsurance Group of America, Inc.
4.70%, 09/15/23	465,000	500,698
3.90%, 05/15/29 (a)	200,000	223,124
3.15%, 06/15/30 (a)	150,000	159,513
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	150,000	163,356
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	328,767
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	128,399
Swiss Re America Holding Corp.
7.00%, 02/15/26	200,000	247,698
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	639,878
3.20%, 03/26/30 (a)	150,000	163,748
6.25%, 12/01/32	110,000	150,626
4.35%, 04/25/44	150,000	186,359
3.70%, 01/26/45	150,000	170,555
4.13%, 04/15/47 (a)	350,000	425,775
4.20%, 03/15/48 (a)	125,000	153,855
3.95%, 03/26/50 (a)	200,000	239,744
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	264,681
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	74,895
6.25%, 06/15/37	500,000	727,525
4.60%, 08/01/43	200,000	257,736
4.30%, 08/25/45 (a)	200,000	250,520
3.75%, 05/15/46 (a)	200,000	231,024
4.00%, 05/30/47 (a)	150,000	180,635
4.10%, 03/04/49 (a)	350,000	430,118
2.55%, 04/27/50 (a)	350,000	333,830
3.05%, 06/08/51 (a)	250,000	261,670
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	421,719
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	122,967
UnitedHealth Group, Inc.
2.38%, 10/15/22	380,000	388,501
2.75%, 02/15/23 (a)	250,000	256,870
2.88%, 03/15/23	300,000	311,232
3.50%, 06/15/23	382,000	402,280
3.50%, 02/15/24	250,000	267,243
2.38%, 08/15/24	200,000	209,680
3.75%, 07/15/25	750,000	827,235
3.70%, 12/15/25	150,000	166,007
1.25%, 01/15/26	100,000	100,791
3.10%, 03/15/26	350,000	380,145
3.45%, 01/15/27	500,000	552,100
2.95%, 10/15/27	100,000	108,711
3.85%, 06/15/28	450,000	509,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/15/28	350,000	398,821
2.88%, 08/15/29	550,000	589,649
2.00%, 05/15/30	500,000	501,920
2.30%, 05/15/31 (a)	400,000	408,396
4.63%, 07/15/35	600,000	748,572
5.80%, 03/15/36	200,000	278,432
6.63%, 11/15/37	250,000	374,452
6.88%, 02/15/38	300,000	461,337
3.50%, 08/15/39 (a)	400,000	442,448
2.75%, 05/15/40 (a)	500,000	502,695
5.70%, 10/15/40 (a)	300,000	419,919
5.95%, 02/15/41 (a)	150,000	216,201
3.05%, 05/15/41 (a)	500,000	518,125
4.63%, 11/15/41 (a)	273,000	342,883
4.38%, 03/15/42 (a)	100,000	122,197
3.95%, 10/15/42 (a)	250,000	294,395
4.75%, 07/15/45	750,000	983,595
4.20%, 01/15/47 (a)	300,000	362,925
4.25%, 04/15/47 (a)	250,000	307,120
3.75%, 10/15/47 (a)	200,000	228,536
4.25%, 06/15/48 (a)	500,000	615,700
4.45%, 12/15/48 (a)	350,000	444,440
3.70%, 08/15/49 (a)	400,000	455,424
2.90%, 05/15/50 (a)	400,000	401,584
3.25%, 05/15/51 (a)	750,000	800,437
3.88%, 08/15/59 (a)	450,000	531,918
3.13%, 05/15/60 (a)	650,000	666,685
Unum Group
4.00%, 03/15/24	100,000	107,259
4.00%, 06/15/29 (a)	300,000	333,294
5.75%, 08/15/42	100,000	125,124
4.50%, 12/15/49 (a)	250,000	267,183
4.13%, 06/15/51 (a)	200,000	202,680
Voya Financial, Inc.
3.65%, 06/15/26	400,000	439,348
5.70%, 07/15/43	150,000	206,247
4.80%, 06/15/46	275,000	347,869
4.70%, 01/23/48 (a)(b)	100,000	105,368
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	426,716
4.50%, 09/15/28 (a)	300,000	342,993
2.95%, 09/15/29 (a)	200,000	209,162
5.05%, 09/15/48 (a)	150,000	193,443
3.88%, 09/15/49 (a)	100,000	111,194
WR Berkley Corp.
4.75%, 08/01/44	150,000	188,118
4.00%, 05/12/50 (a)	100,000	115,116
3.55%, 03/30/52 (a)	150,000	159,983
XLIT Ltd.
5.25%, 12/15/43	250,000	345,640
5.50%, 03/31/45	100,000	138,335
		108,605,594
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	150,000	148,953
2.90%, 10/01/30 (a)	250,000	258,412
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	279,012
3.80%, 04/15/26 (a)	250,000	276,200
3.95%, 01/15/28 (a)	250,000	280,667
4.50%, 07/30/29 (a)	150,000	174,725
2.75%, 12/15/29 (a)	150,000	156,309
4.70%, 07/01/30 (a)	250,000	296,682
4.90%, 12/15/30 (a)	350,000	423,619
3.38%, 08/15/31 (a)	230,000	250,728
2.00%, 05/18/32 (a)	200,000	194,070

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 02/01/33 (a)	250,000	235,865
4.85%, 04/15/49 (a)	150,000	193,694
4.00%, 02/01/50 (a)	150,000	172,593
3.00%, 05/18/51 (a)	200,000	195,072
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	260,267
3.30%, 07/15/26 (a)	250,000	267,985
2.85%, 02/01/30 (a)	200,000	205,748
3.88%, 01/30/31 (a)	175,000	195,626
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	214,846
4.90%, 02/15/29 (a)	100,000	117,096
2.38%, 07/15/31 (a)	200,000	198,340
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	107,107
3.50%, 11/15/24 (a)	600,000	647,004
3.45%, 06/01/25 (a)	150,000	162,155
2.90%, 10/15/26 (a)	100,000	107,402
3.35%, 05/15/27 (a)	250,000	274,902
3.20%, 01/15/28 (a)	250,000	270,557
3.30%, 06/01/29 (a)	150,000	163,715
2.30%, 03/01/30 (a)	250,000	254,117
2.45%, 01/15/31 (a)	400,000	410,160
4.35%, 04/15/48 (a)	150,000	188,964
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,035,510
3.13%, 09/01/23 (a)	500,000	521,480
3.80%, 02/01/24 (a)	100,000	106,274
3.20%, 01/15/25 (a)	250,000	265,602
3.65%, 02/01/26 (a)	200,000	218,192
2.75%, 10/01/26 (a)	150,000	158,331
4.50%, 12/01/28 (a)	300,000	345,585
3.40%, 06/21/29 (a)	350,000	378,469
2.90%, 03/15/30 (a)	200,000	207,386
3.25%, 01/30/31 (a)	683,000	724,328
2.55%, 04/01/32 (a)	50,000	50,060
2.45%, 10/01/33 (a)	300,000	292,377
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	215,454
3.95%, 11/15/27 (a)	100,000	108,861
4.55%, 10/01/29 (a)	150,000	167,948
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	270,327
4.13%, 06/15/26 (a)	50,000	55,451
3.90%, 03/15/27 (a)	200,000	219,118
4.13%, 05/15/29 (a)	250,000	281,310
4.05%, 07/01/30 (a)	550,000	613,470
2.50%, 08/16/31 (a)	250,000	246,883
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	171,723
3.15%, 07/01/29 (a)	366,000	395,939
2.80%, 05/15/30 (a)	250,000	264,062
3.35%, 11/01/49 (a)	200,000	219,144
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	250,000	265,260
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	256,122
2.00%, 01/15/29 (a)	150,000	146,966
2.75%, 04/15/31 (a)	200,000	202,394
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	273,867
3.13%, 09/01/26 (a)	100,000	106,429
4.38%, 02/15/29 (a)	118,000	134,578
3.00%, 02/15/30 (a)	150,000	157,775
2.00%, 02/15/31 (a)	250,000	243,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	209,668
3.45%, 11/15/29 (a)	300,000	312,774
2.15%, 11/01/30 (a)	250,000	235,490
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	411,185
4.45%, 07/15/28 (a)	300,000	344,109
3.60%, 07/01/29 (a)	300,000	329,163
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	593,521
3.25%, 06/30/26 (a)	50,000	53,916
2.88%, 11/15/29 (a)	150,000	158,066
1.75%, 07/01/30 (a)	250,000	240,043
3.05%, 03/01/50 (a)	200,000	197,078
EPR Properties
4.75%, 12/15/26 (a)	200,000	218,610
4.50%, 06/01/27 (a)	200,000	217,250
4.95%, 04/15/28 (a)	200,000	221,142
3.75%, 08/15/29 (a)	200,000	206,750
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	268,745
2.85%, 11/01/26 (a)	450,000	479,466
3.25%, 08/01/27 (a)	250,000	272,515
3.50%, 03/01/28 (a)	200,000	219,832
4.15%, 12/01/28 (a)	50,000	57,094
3.00%, 07/01/29 (a)	200,000	213,752
2.50%, 02/15/30 (a)	200,000	205,632
4.50%, 07/01/44 (a)	150,000	188,121
4.50%, 06/01/45 (a)	250,000	313,910
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	150,879
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	155,514
3.88%, 05/01/24 (a)	300,000	320,964
3.50%, 04/01/25 (a)	300,000	322,836
3.63%, 05/01/27 (a)	150,000	164,601
4.00%, 03/01/29 (a)	150,000	168,243
3.00%, 01/15/30 (a)	150,000	157,892
1.65%, 01/15/31 (a)	150,000	140,417
2.65%, 03/15/32 (a)	200,000	202,704
4.50%, 03/15/48 (a)	114,000	139,761
2.65%, 09/01/50 (a)	150,000	134,709
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	250,000	266,630
1.25%, 02/15/26 (a)	150,000	149,126
3.25%, 07/15/27 (a)	200,000	215,968
3.20%, 06/15/29 (a)	100,000	106,828
4.50%, 12/01/44 (a)	250,000	298,845
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	151,989
2.05%, 03/15/31 (a)	250,000	243,285
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	350,000	379,851
3.75%, 07/01/27 (a)	350,000	387,030
2.00%, 03/15/31 (a)	250,000	240,343
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	160,104
4.00%, 06/01/25 (a)	150,000	164,006
3.25%, 07/15/26 (a)	300,000	325,689
3.50%, 07/15/29 (a)	250,000	273,870
3.00%, 01/15/30 (a)	300,000	316,821
6.75%, 02/01/41 (a)	250,000	376,500
Highwoods Realty LP
4.20%, 04/15/29 (a)	300,000	336,285
3.05%, 02/15/30 (a)	150,000	156,678
2.60%, 02/01/31 (a)	250,000	251,850

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	400,000	419,348
3.88%, 04/01/24 (a)	200,000	212,334
4.00%, 06/15/25 (a)	100,000	107,282
4.50%, 02/01/26 (a)	150,000	164,478
3.38%, 12/15/29 (a)	300,000	309,096
3.50%, 09/15/30 (a)	375,000	390,037
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	164,400
4.65%, 04/01/29 (a)	250,000	287,450
3.25%, 01/15/30 (a)	150,000	157,640
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (a)	250,000	240,395
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	258,290
4.38%, 10/01/25 (a)	350,000	390,295
4.25%, 08/15/29 (a)	200,000	226,326
3.05%, 02/15/30 (a)	200,000	209,988
2.50%, 11/15/32 (a)	250,000	246,190
Kimco Realty Corp.
3.40%, 11/01/22 (a)	513,000	527,000
2.80%, 10/01/26 (a)	450,000	477,886
1.90%, 03/01/28 (a)	250,000	249,970
2.70%, 10/01/30 (a)	300,000	308,883
4.25%, 04/01/45 (a)	150,000	172,955
4.45%, 09/01/47 (a)	250,000	300,885
3.70%, 10/01/49 (a)	150,000	162,354
Kite Realty Group LP
4.00%, 10/01/26 (a)	350,000	377,940
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	253,230
Life Storage LP
3.88%, 12/15/27 (a)	350,000	393,571
4.00%, 06/15/29 (a)	150,000	167,924
2.20%, 10/15/30 (a)	300,000	297,429
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	268,030
4.00%, 11/15/25 (a)	150,000	165,069
3.60%, 06/01/27 (a)	60,000	66,278
4.20%, 06/15/28 (a)	350,000	400,750
2.75%, 03/15/30 (a)	100,000	104,214
1.70%, 02/15/31 (a)	250,000	237,605
2.88%, 09/15/51 (a)	150,000	144,356
National Health Investors, Inc.
3.00%, 02/01/31 (a)	275,000	267,542
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	107,402
3.60%, 12/15/26 (a)	250,000	272,120
3.50%, 10/15/27 (a)	125,000	135,693
4.30%, 10/15/28 (a)	200,000	226,510
2.50%, 04/15/30 (a)	100,000	101,404
4.80%, 10/15/48 (a)	250,000	313,210
3.10%, 04/15/50 (a)	200,000	193,922
3.00%, 04/15/52 (a)	250,000	237,245
Office Properties Income Trust
4.25%, 05/15/24 (a)	250,000	265,317
4.50%, 02/01/25 (a)	167,000	179,086
2.65%, 06/15/26 (a)	250,000	252,190
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	600,000	652,938
4.50%, 01/15/25 (a)	50,000	54,487
5.25%, 01/15/26 (a)	100,000	113,598
4.50%, 04/01/27 (a)	100,000	111,426
4.75%, 01/15/28 (a)	93,000	104,624
3.63%, 10/01/29 (a)	150,000	158,100
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/01/31 (a)	250,000	254,732
3.25%, 04/15/33 (a)	400,000	396,672
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	339,273
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	257,690
Prologis LP
3.25%, 10/01/26 (a)	150,000	163,410
4.38%, 02/01/29 (a)	25,000	29,166
2.25%, 04/15/30 (a)	350,000	355,607
1.25%, 10/15/30 (a)	350,000	328,170
1.63%, 03/15/31 (a)	200,000	193,128
3.00%, 04/15/50 (a)	300,000	307,743
2.13%, 10/15/50 (a)	350,000	299,911
Public Storage
0.88%, 02/15/26 (a)	300,000	296,610
3.09%, 09/15/27 (a)	250,000	272,840
3.39%, 05/01/29 (a)	300,000	329,919
2.30%, 05/01/31 (a)	250,000	253,497
Realty Income Corp.
3.88%, 07/15/24 (a)	450,000	486,184
0.75%, 03/15/26 (a)	250,000	244,273
4.13%, 10/15/26 (a)	50,000	56,208
3.00%, 01/15/27 (a)	500,000	535,580
3.65%, 01/15/28 (a)	300,000	332,778
3.25%, 01/15/31 (a)	400,000	434,716
4.65%, 03/15/47 (a)	200,000	257,734
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	275,527
4.13%, 03/15/28 (a)	200,000	224,462
2.95%, 09/15/29 (a)	150,000	157,578
3.70%, 06/15/30 (a)	50,000	55,297
4.40%, 02/01/47 (a)	300,000	351,354
4.65%, 03/15/49 (a)	50,000	61,177
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	250,000	276,377
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	241,248
Sabra Health Care LP
4.80%, 06/01/24	150,000	165,138
5.13%, 08/15/26 (a)	200,000	224,012
3.90%, 10/15/29 (a)	150,000	158,217
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	150,480
Simon Property Group LP
2.75%, 06/01/23 (a)	600,000	619,770
3.75%, 02/01/24 (a)	350,000	372,890
2.00%, 09/13/24 (a)	175,000	181,130
3.38%, 10/01/24 (a)	100,000	107,057
3.50%, 09/01/25 (a)	250,000	272,000
3.30%, 01/15/26 (a)	300,000	325,014
3.25%, 11/30/26 (a)	200,000	216,976
3.38%, 06/15/27 (a)	650,000	710,105
3.38%, 12/01/27 (a)	100,000	109,017
2.45%, 09/13/29 (a)	450,000	459,783
2.65%, 07/15/30 (a)	100,000	102,991
2.20%, 02/01/31 (a)	100,000	98,529
6.75%, 02/01/40 (a)	270,000	402,076
4.75%, 03/15/42 (a)	250,000	307,007
4.25%, 10/01/44 (a)	200,000	232,236
4.25%, 11/30/46 (a)	100,000	116,175
3.25%, 09/13/49 (a)	450,000	455,751
3.80%, 07/15/50 (a)	450,000	495,913

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SITE Centers Corp.
3.63%, 02/01/25 (a)	250,000	265,252
4.25%, 02/01/26 (a)	200,000	217,556
4.70%, 06/01/27 (a)	204,000	229,849
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	256,277
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	67,016
3.20%, 01/15/27 (a)	200,000	213,242
3.40%, 01/15/30 (a)	250,000	265,560
3.20%, 02/15/31 (a)	250,000	260,442
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	95,923
4.63%, 03/15/29 (a)	150,000	170,871
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	156,860
3.88%, 07/15/27 (a)	150,000	162,236
UDR, Inc.
2.95%, 09/01/26 (a)	200,000	212,656
3.50%, 01/15/28 (a)	145,000	158,041
4.40%, 01/26/29 (a)	200,000	229,626
3.00%, 08/15/31 (a)	650,000	681,278
2.10%, 08/01/32 (a)	100,000	96,306
Ventas Realty LP
3.50%, 04/15/24 (a)	150,000	159,698
3.75%, 05/01/24 (a)	150,000	159,671
2.65%, 01/15/25 (a)	300,000	313,179
3.50%, 02/01/25 (a)	200,000	213,720
4.13%, 01/15/26 (a)	150,000	165,471
3.25%, 10/15/26 (a)	250,000	267,782
4.00%, 03/01/28 (a)	400,000	445,740
4.40%, 01/15/29 (a)	150,000	171,450
4.75%, 11/15/30 (a)	300,000	352,965
5.70%, 09/30/43 (a)	250,000	332,982
4.88%, 04/15/49 (a)	150,000	187,598
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	215,846
4.63%, 11/01/25 (a)	250,000	281,220
3.95%, 08/15/27 (a)	550,000	616,396
3.40%, 01/15/28 (a)	350,000	378,521
3.10%, 12/15/29 (a)	100,000	106,514
2.85%, 12/15/32 (a)	200,000	207,834
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	159,653
2.15%, 06/01/26 (a)	150,000	152,490
Welltower, Inc.
4.50%, 01/15/24 (a)	400,000	429,800
3.63%, 03/15/24 (a)	600,000	639,978
4.00%, 06/01/25 (a)	200,000	218,836
4.25%, 04/01/26 (a)	400,000	447,356
4.13%, 03/15/29 (a)	400,000	451,276
3.10%, 01/15/30 (a)	150,000	158,621
2.75%, 01/15/31 (a)	250,000	257,537
6.50%, 03/15/41 (a)	300,000	432,444
4.95%, 09/01/48 (a)	150,000	193,133
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	92,222
4.00%, 02/01/25 (a)	400,000	434,520
3.85%, 07/15/29 (a)	100,000	110,851
2.40%, 02/01/31 (a)	200,000	198,024
2.25%, 04/01/33 (a)	150,000	143,534
		69,724,340
		746,826,807

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 15.7%
Basic Industry 0.7%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	150,000	154,845
3.35%, 07/31/24 (a)	20,000	21,395
1.50%, 10/15/25 (a)	250,000	254,955
1.85%, 05/15/27 (a)	300,000	308,829
2.05%, 05/15/30 (a)	250,000	252,963
2.70%, 05/15/40 (a)	300,000	303,012
2.80%, 05/15/50 (a)	350,000	349,058
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	163,874
5.45%, 12/01/44 (a)	100,000	129,489
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	300,000	308,301
ArcelorMittal S.A.
4.25%, 07/16/29	200,000	220,148
7.00%, 10/15/39	350,000	495,477
Barrick Gold Corp.
5.25%, 04/01/42	100,000	129,431
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	745,217
5.75%, 05/01/43	200,000	274,872
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	685,900
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	300,000	320,823
6.42%, 03/01/26	200,000	243,318
4.13%, 02/24/42	250,000	296,895
5.00%, 09/30/43	900,000	1,199,295
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	163,542
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	261,480
3.50%, 05/08/24 (a)	100,000	106,602
1.40%, 08/05/26 (a)	150,000	149,135
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	216,234
3.88%, 11/02/27 (a)	200,000	215,826
5.50%, 11/02/47 (a)	200,000	235,344
CF Industries, Inc.
3.45%, 06/01/23	350,000	365,743
5.15%, 03/15/34	350,000	428,704
5.38%, 03/15/44	400,000	508,576
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	59,153
7.38%, 11/01/29	450,000	614,349
2.10%, 11/15/30 (a)	250,000	247,870
4.25%, 10/01/34 (a)	500,000	574,665
5.25%, 11/15/41 (a)	300,000	388,725
4.38%, 11/15/42 (a)	600,000	708,000
4.63%, 10/01/44 (a)	150,000	181,830
5.55%, 11/30/48 (a)	350,000	482,016
4.80%, 05/15/49 (a)	300,000	379,122
3.60%, 11/15/50 (a)	250,000	266,008
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	900,000	966,681
4.49%, 11/15/25 (a)	625,000	703,019
4.73%, 11/15/28 (a)	800,000	938,936
5.32%, 11/15/38 (a)	700,000	906,150
5.42%, 11/15/48 (a)	705,000	968,198

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	270,625
4.80%, 09/01/42 (a)	300,000	365,079
4.65%, 10/15/44 (a)	370,000	443,693
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	320,181
3.25%, 12/01/27 (a)	450,000	492,768
4.80%, 03/24/30 (a)	50,000	60,649
1.30%, 01/30/31 (a)	300,000	282,729
2.13%, 08/15/50 (a)	250,000	219,938
2.75%, 08/18/55 (a)(c)	264,000	254,150
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	204,226
2.30%, 07/15/30 (a)	150,000	152,748
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	200,000	213,774
5.50%, 01/17/27	300,000	343,350
FMC Corp.
3.20%, 10/01/26 (a)	150,000	160,670
3.45%, 10/01/29 (a)	150,000	161,640
4.50%, 10/01/49 (a)	250,000	294,775
Georgia-Pacific LLC
8.00%, 01/15/24	300,000	349,914
7.75%, 11/15/29	250,000	355,237
Huntsman International LLC
4.50%, 05/01/29 (a)	350,000	396,375
2.95%, 06/15/31 (a)	150,000	153,419
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	288,290
4.38%, 06/01/47 (a)	50,000	59,002
5.00%, 09/26/48 (a)	400,000	516,156
International Paper Co.
5.00%, 09/15/35 (a)	200,000	248,332
7.30%, 11/15/39	300,000	462,180
6.00%, 11/15/41 (a)	200,000	280,680
4.80%, 06/15/44 (a)	250,000	314,387
5.15%, 05/15/46 (a)	200,000	262,270
4.40%, 08/15/47 (a)	300,000	365,931
4.35%, 08/15/48 (a)	400,000	490,352
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	276,832
4.50%, 07/15/27 (a)	150,000	172,410
Linde, Inc.
2.65%, 02/05/25 (a)	400,000	420,516
3.20%, 01/30/26 (a)	350,000	379,515
1.10%, 08/10/30 (a)	200,000	186,276
3.55%, 11/07/42 (a)	100,000	112,833
2.00%, 08/10/50 (a)	100,000	85,881
Lubrizol Corp.
6.50%, 10/01/34	96,000	139,754
LYB International Finance BV
4.00%, 07/15/23	298,000	316,157
5.25%, 07/15/43	300,000	386,028
4.88%, 03/15/44 (a)	350,000	430,377
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	327,234
LYB International Finance III LLC
3.38%, 05/01/30 (a)	250,000	271,610
2.25%, 10/01/30 (a)	200,000	200,476
3.38%, 10/01/40 (a)	250,000	258,438
4.20%, 10/15/49 (a)	400,000	455,420
4.20%, 05/01/50 (a)	350,000	399,367
3.63%, 04/01/51 (a)	250,000	261,793
3.80%, 10/01/60 (a)	250,000	260,810
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	450,000	500,112
4.63%, 02/26/55 (a)	400,000	483,908
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	308,718
4.25%, 11/15/23 (a)	100,000	106,684
4.05%, 11/15/27 (a)	250,000	280,997
5.45%, 11/15/33 (a)	250,000	313,392
4.88%, 11/15/41 (a)	150,000	176,975
5.63%, 11/15/43 (a)	250,000	331,750
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	200,286
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	89,150
2.80%, 10/01/29 (a)	250,000	260,388
2.25%, 10/01/30 (a)	400,000	398,264
5.88%, 04/01/35	250,000	330,805
6.25%, 10/01/39	350,000	496,191
4.88%, 03/15/42 (a)	400,000	502,572
5.45%, 06/09/44 (a)	150,000	202,811
Nucor Corp.
4.00%, 08/01/23 (a)	300,000	316,815
3.95%, 05/01/28 (a)	200,000	224,928
2.70%, 06/01/30 (a)	250,000	260,655
2.98%, 12/15/55 (a)(c)	550,000	536,596
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	153,138
3.63%, 03/15/24 (a)	450,000	478,858
3.38%, 03/15/25 (a)	200,000	214,254
3.00%, 04/01/25 (a)	100,000	105,944
4.20%, 04/01/29 (a)	250,000	285,050
4.13%, 03/15/35 (a)	400,000	453,676
5.88%, 12/01/36	100,000	134,954
5.63%, 12/01/40	50,000	67,715
6.13%, 01/15/41 (a)	350,000	496,919
4.90%, 06/01/43 (a)	200,000	252,050
5.25%, 01/15/45 (a)	300,000	395,733
5.00%, 04/01/49 (a)	50,000	65,569
3.95%, 05/13/50 (a)	300,000	342,270
Packaging Corp. of America
3.65%, 09/15/24 (a)	400,000	430,120
3.40%, 12/15/27 (a)	200,000	218,416
4.05%, 12/15/49 (a)	150,000	174,543
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	207,446
2.40%, 08/15/24 (a)	100,000	104,439
3.75%, 03/15/28 (a)	300,000	337,191
2.80%, 08/15/29 (a)	200,000	210,294
2.55%, 06/15/30 (a)	300,000	308,661
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	209,926
2.15%, 08/15/30 (a)	250,000	244,653
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	536,539
6.13%, 12/15/33	50,000	69,378
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	500,000	546,810
7.13%, 07/15/28	250,000	333,535
5.20%, 11/02/40	350,000	469,014
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	515,288
4.13%, 08/21/42 (a)	100,000	120,700
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	102,498
3.75%, 03/15/27 (a)	250,000	273,812
4.25%, 01/15/48 (a)	250,000	279,115

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	264,895
3.45%, 08/01/25 (a)	100,000	108,386
3.45%, 06/01/27 (a)	550,000	603,691
2.95%, 08/15/29 (a)	300,000	318,057
2.30%, 05/15/30 (a)	200,000	201,736
4.55%, 08/01/45 (a)	150,000	183,794
4.50%, 06/01/47 (a)	500,000	609,940
3.80%, 08/15/49 (a)	200,000	224,204
3.30%, 05/15/50 (a)	150,000	155,582
Southern Copper Corp.
3.88%, 04/23/25	250,000	271,580
7.50%, 07/27/35	450,000	644,535
6.75%, 04/16/40	400,000	559,760
5.25%, 11/08/42	500,000	622,890
5.88%, 04/23/45	345,000	466,371
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	200,000	208,190
5.00%, 12/15/26 (a)	50,000	51,717
1.65%, 10/15/27 (a)	100,000	98,968
3.45%, 04/15/30 (a)	250,000	269,797
3.25%, 01/15/31 (a)	200,000	213,508
3.25%, 10/15/50 (a)	250,000	246,355
Suzano Austria GmbH
6.00%, 01/15/29 (a)	750,000	881,070
5.00%, 01/15/30 (a)	450,000	499,851
3.75%, 01/15/31 (a)	250,000	257,533
3.13%, 01/15/32 (a)	350,000	338,737
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	271,595
6.13%, 10/01/35	300,000	388,464
6.00%, 08/15/40 (a)	200,000	257,846
6.25%, 07/15/41 (a)	350,000	468,177
5.40%, 02/01/43 (a)	100,000	122,939
Vale Overseas Ltd.
6.25%, 08/10/26	650,000	771,023
3.75%, 07/08/30 (a)	550,000	569,976
8.25%, 01/17/34	250,000	361,435
6.88%, 11/21/36	598,000	799,664
6.88%, 11/10/39	475,000	643,478
Vale S.A.
5.63%, 09/11/42	200,000	246,382
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	350,000	385,007
3.38%, 06/15/30 (a)	250,000	269,685
2.88%, 08/15/41 (a)	150,000	143,279
5.00%, 08/15/46 (a)	200,000	247,904
4.38%, 11/15/47 (a)	180,000	206,354
3.13%, 08/15/51 (a)	200,000	188,844
3.38%, 08/15/61 (a)	150,000	141,065
WestRock MWV LLC
8.20%, 01/15/30	215,000	301,047
Weyerhaeuser Co.
8.50%, 01/15/25	200,000	246,036
6.95%, 10/01/27	200,000	256,080
4.00%, 11/15/29 (a)	175,000	197,379
7.38%, 03/15/32	450,000	640,273
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	264,745
3.75%, 03/15/25 (a)	400,000	432,804
4.65%, 03/15/26 (a)	350,000	397,551
3.90%, 06/01/28 (a)	250,000	278,602
4.90%, 03/15/29 (a)	300,000	355,611
4.20%, 06/01/32 (a)	250,000	287,392
3.00%, 06/15/33 (a)	250,000	261,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	150,000	146,366
		66,329,112
Capital Goods 1.5%
3M Co.
1.75%, 02/14/23 (a)	200,000	203,846
2.25%, 03/15/23 (a)	500,000	513,300
3.25%, 02/14/24 (a)	250,000	265,545
2.00%, 02/14/25 (a)	450,000	465,489
2.65%, 04/15/25 (a)	550,000	580,811
2.25%, 09/19/26 (a)	100,000	105,039
2.88%, 10/15/27 (a)	400,000	433,196
3.38%, 03/01/29 (a)	150,000	165,528
2.38%, 08/26/29 (a)	350,000	363,016
3.05%, 04/15/30 (a)	200,000	216,204
3.13%, 09/19/46 (a)	200,000	207,614
3.63%, 10/15/47 (a)	200,000	225,926
4.00%, 09/14/48 (a)	550,000	658,020
3.25%, 08/26/49 (a)	300,000	319,506
3.70%, 04/15/50 (a)	250,000	286,855
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	226,530
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	275,000	267,938
Allegion PLC
3.50%, 10/01/29 (a)	110,000	119,173
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	370,961
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	87,292
4.50%, 05/15/28 (a)	300,000	346,473
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	255,818
2.69%, 05/25/31 (a)	250,000	256,368
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	206,398
4.35%, 06/01/29 (a)	350,000	405,153
2.80%, 02/15/30 (a)	300,000	314,190
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	236,748
2.65%, 04/30/30 (a)	200,000	204,732
Berry Global, Inc.
0.95%, 02/15/24 (a)(c)	150,000	150,231
1.57%, 01/15/26 (a)(c)	600,000	600,540
1.65%, 01/15/27 (a)(c)	100,000	98,974
BOC Aviation Ltd.
3.00%, 05/23/22 (a)	200,000	202,138
Boeing Co.
1.17%, 02/04/23 (a)	300,000	300,660
2.80%, 03/01/23 (a)	150,000	154,329
4.51%, 05/01/23 (a)	950,000	1,003,627
1.88%, 06/15/23 (a)	100,000	101,757
1.95%, 02/01/24	350,000	358,473
1.43%, 02/04/24 (a)	1,000,000	1,001,490
2.80%, 03/01/24 (a)	250,000	259,940
2.85%, 10/30/24 (a)	100,000	104,824
4.88%, 05/01/25 (a)	1,150,000	1,280,858
2.60%, 10/30/25 (a)	300,000	311,271
2.75%, 02/01/26 (a)	600,000	625,008
2.20%, 02/04/26 (a)	1,850,000	1,864,985
3.10%, 05/01/26 (a)	200,000	211,188
2.25%, 06/15/26 (a)	50,000	50,898
2.70%, 02/01/27 (a)	300,000	310,830
2.80%, 03/01/27 (a)	200,000	207,762
5.04%, 05/01/27 (a)	700,000	805,070

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 11/01/28 (a)	350,000	371,595
3.20%, 03/01/29 (a)	450,000	468,688
2.95%, 02/01/30 (a)	200,000	203,874
5.15%, 05/01/30 (a)	1,500,000	1,761,600
3.63%, 02/01/31 (a)	500,000	535,995
6.13%, 02/15/33	200,000	253,092
3.60%, 05/01/34 (a)	450,000	470,169
3.25%, 02/01/35 (a)	250,000	251,113
6.63%, 02/15/38	200,000	267,746
3.55%, 03/01/38 (a)	250,000	253,750
3.50%, 03/01/39 (a)	150,000	150,107
6.88%, 03/15/39	200,000	276,478
5.88%, 02/15/40	250,000	315,330
5.71%, 05/01/40 (a)	1,100,000	1,400,641
3.65%, 03/01/47 (a)	150,000	147,819
3.63%, 03/01/48 (a)	100,000	97,959
3.85%, 11/01/48 (a)	150,000	153,555
3.90%, 05/01/49 (a)	300,000	310,167
3.75%, 02/01/50 (a)	425,000	431,184
5.81%, 05/01/50 (a)	1,900,000	2,541,782
3.83%, 03/01/59 (a)	150,000	148,071
3.95%, 08/01/59 (a)	390,000	398,073
5.93%, 05/01/60 (a)	1,150,000	1,572,544
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	100,033
3.50%, 12/01/24 (a)	400,000	428,748
2.75%, 03/01/30 (a)	250,000	258,048
Carrier Global Corp.
2.24%, 02/15/25 (a)	650,000	673,686
2.49%, 02/15/27 (a)	400,000	417,808
2.72%, 02/15/30 (a)	700,000	724,150
2.70%, 02/15/31 (a)(c)	250,000	257,293
3.38%, 04/05/40 (a)	500,000	524,160
3.58%, 04/05/50 (a)(c)	550,000	584,732
Caterpillar Financial Services Corp.
2.55%, 11/29/22	750,000	769,860
3.45%, 05/15/23	65,000	68,294
0.65%, 07/07/23	500,000	502,990
0.45%, 09/14/23	400,000	400,808
3.75%, 11/24/23	200,000	214,538
3.65%, 12/07/23	100,000	107,015
2.85%, 05/17/24	150,000	158,717
3.30%, 06/09/24	250,000	268,160
2.15%, 11/08/24	450,000	470,281
3.25%, 12/01/24	100,000	108,244
1.45%, 05/15/25	300,000	305,508
0.80%, 11/13/25	500,000	496,785
0.90%, 03/02/26	300,000	297,531
1.10%, 09/14/27	450,000	445,365
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,050,000	1,121,694
2.60%, 04/09/30 (a)	250,000	263,305
6.05%, 08/15/36	475,000	684,119
5.20%, 05/27/41	275,000	376,975
3.80%, 08/15/42	250,000	293,345
4.30%, 05/15/44 (a)	125,000	158,401
3.25%, 09/19/49 (a)	400,000	433,672
3.25%, 04/09/50 (a)	500,000	544,485
4.75%, 05/15/64 (a)	200,000	281,946
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	102,263
4.20%, 01/15/24	340,000	365,174
1.88%, 01/15/26 (a)	200,000	202,998
CNH Industrial NV
4.50%, 08/15/23	350,000	374,241
3.85%, 11/15/27 (a)	150,000	167,222
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Crane Co.
4.20%, 03/15/48 (a)	150,000	164,357
Deere & Co.
2.75%, 04/15/25 (a)	500,000	529,595
5.38%, 10/16/29	150,000	189,198
3.10%, 04/15/30 (a)	350,000	380,877
7.13%, 03/03/31	150,000	213,191
3.90%, 06/09/42 (a)	250,000	297,465
2.88%, 09/07/49 (a)	200,000	205,740
3.75%, 04/15/50 (a)	300,000	357,024
Dover Corp.
2.95%, 11/04/29 (a)	250,000	265,938
5.38%, 10/15/35	100,000	127,501
5.38%, 03/01/41 (a)	200,000	260,048
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	247,975
Eaton Corp.
2.75%, 11/02/22	800,000	820,792
4.00%, 11/02/32	200,000	232,466
4.15%, 11/02/42	350,000	412,611
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	196,328
1.80%, 10/15/27 (a)	350,000	356,405
1.95%, 10/15/30 (a)	150,000	149,483
5.25%, 11/15/39	140,000	187,193
2.75%, 10/15/50 (a)	300,000	292,656
Flowserve Corp.
4.00%, 11/15/23 (a)	150,000	159,084
3.50%, 10/01/30 (a)	350,000	367,136
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	431,748
4.30%, 06/15/46 (a)	250,000	296,042
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	212,772
4.00%, 06/15/25 (a)	350,000	383,190
3.25%, 09/15/29 (a)	200,000	215,658
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	203,398
3.38%, 05/15/23 (a)	350,000	366,467
1.88%, 08/15/23 (a)	200,000	205,252
2.38%, 11/15/24 (a)	100,000	105,044
3.25%, 04/01/25 (a)	250,000	268,563
3.50%, 05/15/25 (a)	250,000	271,362
2.13%, 08/15/26 (a)	350,000	364,896
3.50%, 04/01/27 (a)	250,000	276,415
2.63%, 11/15/27 (a)	150,000	159,642
3.75%, 05/15/28 (a)	400,000	449,884
3.63%, 04/01/30 (a)	500,000	561,285
2.25%, 06/01/31 (a)	200,000	204,140
4.25%, 04/01/40 (a)	400,000	486,172
3.60%, 11/15/42 (a)	150,000	170,465
4.25%, 04/01/50 (a)	325,000	411,486
General Electric Co.
3.38%, 03/11/24	50,000	53,195
3.45%, 05/01/27 (a)	600,000	658,986
3.63%, 05/01/30 (a)	500,000	556,090
6.75%, 03/15/32	1,000,000	1,372,570
6.15%, 08/07/37	100,000	138,089
5.88%, 01/14/38	600,000	812,292
6.88%, 01/10/39	500,000	745,375
4.25%, 05/01/40 (a)	500,000	585,600
4.50%, 03/11/44	250,000	302,390
4.35%, 05/01/50 (a)	450,000	543,289
Honeywell International, Inc.
3.35%, 12/01/23	100,000	106,191
2.30%, 08/15/24 (a)	250,000	261,795

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.35%, 06/01/25 (a)	400,000	406,180
2.50%, 11/01/26 (a)	650,000	690,085
1.10%, 03/01/27 (a)	250,000	248,005
2.70%, 08/15/29 (a)	250,000	265,835
1.95%, 06/01/30 (a)	500,000	501,855
1.75%, 09/01/31 (a)	500,000	487,185
5.70%, 03/15/37	200,000	275,250
5.38%, 03/01/41	200,000	276,300
3.81%, 11/21/47 (a)	200,000	237,594
2.80%, 06/01/50 (a)	250,000	253,823
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	107,131
3.50%, 02/15/28 (a)	250,000	272,082
2.30%, 03/15/31 (a)	150,000	149,651
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	250,000	250,100
3.48%, 12/01/27 (a)	190,000	204,995
4.20%, 05/01/30 (a)	250,000	282,137
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	368,431
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	282,108
2.65%, 11/15/26 (a)	700,000	749,497
4.88%, 09/15/41 (a)	150,000	196,382
3.90%, 09/01/42 (a)	350,000	407,949
John Deere Capital Corp.
2.70%, 01/06/23	500,000	515,125
0.25%, 01/17/23	200,000	200,024
2.80%, 01/27/23	150,000	154,964
2.80%, 03/06/23	200,000	207,210
3.45%, 06/07/23	150,000	157,889
0.70%, 07/05/23	50,000	50,313
0.40%, 10/10/23	250,000	250,180
3.45%, 01/10/24	200,000	213,264
2.60%, 03/07/24	500,000	525,130
2.65%, 06/24/24	475,000	501,605
2.05%, 01/09/25	250,000	259,845
3.40%, 09/11/25	200,000	218,232
0.70%, 01/15/26	200,000	196,942
2.65%, 06/10/26	400,000	427,840
2.25%, 09/14/26	400,000	420,160
1.75%, 03/09/27	150,000	153,573
2.80%, 09/08/27	350,000	377,429
3.05%, 01/06/28	50,000	54,347
3.45%, 03/07/29	200,000	222,566
2.80%, 07/18/29	500,000	535,590
2.45%, 01/09/30	450,000	468,684
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	267,033
3.90%, 02/14/26 (a)	183,000	201,620
1.75%, 09/15/30 (a)	150,000	145,616
6.00%, 01/15/36	382,000	529,861
4.63%, 07/02/44 (a)	200,000	244,202
5.13%, 09/14/45 (a)	24,000	31,553
4.50%, 02/15/47 (a)	50,000	61,720
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	225,950
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	300,000	316,233
3.95%, 05/28/24 (a)	100,000	107,364
3.83%, 04/27/25 (a)	200,000	217,506
3.85%, 12/15/26 (a)	200,000	221,864
4.40%, 06/15/28 (a)	645,000	736,606
2.90%, 12/15/29 (a)	150,000	157,305
1.80%, 01/15/31 (a)	300,000	288,756
4.85%, 04/27/35 (a)	200,000	247,296
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 12/15/40	150,000	215,475
5.05%, 04/27/45 (a)	100,000	130,711
Lafarge S.A.
7.13%, 07/15/36	100,000	147,163
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	217,928
4.40%, 03/15/29 (a)	326,000	372,957
Legrand France S.A.
8.50%, 02/15/25	250,000	310,500
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	100,038
1.70%, 08/01/27 (a)	300,000	297,942
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	300,000	309,498
2.90%, 03/01/25 (a)	50,000	53,220
3.55%, 01/15/26 (a)	950,000	1,044,221
1.85%, 06/15/30 (a)	300,000	298,209
3.60%, 03/01/35 (a)	100,000	113,137
5.72%, 06/01/40	315,000	439,463
4.07%, 12/15/42	500,000	598,025
3.80%, 03/01/45 (a)	250,000	290,050
4.70%, 05/15/46 (a)	350,000	459,924
2.80%, 06/15/50 (a)	250,000	248,555
4.09%, 09/15/52 (a)	775,000	951,126
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	250,000	250,490
4.25%, 07/02/24 (a)	200,000	217,014
3.45%, 06/01/27 (a)	25,000	27,256
2.50%, 03/15/30 (a)	300,000	306,057
2.40%, 07/15/31 (a)	500,000	502,770
4.25%, 12/15/47 (a)	300,000	348,510
Masco Corp.
2.00%, 10/01/30 (a)	350,000	338,670
4.50%, 05/15/47 (a)	350,000	419,643
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	207,344
3.63%, 05/15/30 (a)	200,000	218,134
Northrop Grumman Corp.
3.25%, 08/01/23	250,000	262,830
2.93%, 01/15/25 (a)	550,000	582,637
3.20%, 02/01/27 (a)	500,000	541,905
3.25%, 01/15/28 (a)	450,000	486,616
4.40%, 05/01/30 (a)	300,000	351,117
5.15%, 05/01/40 (a)	100,000	130,360
5.05%, 11/15/40	150,000	193,641
4.75%, 06/01/43	500,000	635,415
3.85%, 04/15/45 (a)	200,000	227,650
4.03%, 10/15/47 (a)	700,000	824,593
5.25%, 05/01/50 (a)	450,000	628,452
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	302,382
Oshkosh Corp.
3.10%, 03/01/30 (a)	250,000	262,885
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	516,525
2.29%, 04/05/27 (a)	300,000	311,817
2.57%, 02/15/30 (a)	500,000	513,605
3.36%, 02/15/50 (a)	450,000	472,009
Owens Corning
3.40%, 08/15/26 (a)	250,000	270,125
3.95%, 08/15/29 (a)	200,000	223,868
3.88%, 06/01/30 (a)	100,000	110,271
7.00%, 12/01/36	145,000	208,477
4.30%, 07/15/47 (a)	200,000	229,806
4.40%, 01/30/48 (a)	200,000	234,306

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	262,610
3.25%, 03/01/27 (a)	100,000	108,507
3.25%, 06/14/29 (a)	370,000	398,150
4.20%, 11/21/34 (a)	250,000	287,402
6.25%, 05/15/38	150,000	203,910
4.45%, 11/21/44 (a)	250,000	301,897
4.10%, 03/01/47 (a)	150,000	173,214
4.00%, 06/14/49 (a)	400,000	459,600
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	286,817
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	357,980
3.25%, 06/15/25 (a)	200,000	215,502
3.90%, 01/15/43 (a)	250,000	285,365
4.38%, 06/15/45 (a)	139,000	168,841
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	200,000	212,478
3.20%, 03/15/24 (a)	250,000	264,930
3.95%, 08/16/25 (a)	650,000	716,170
3.50%, 03/15/27 (a)	200,000	219,758
3.13%, 05/04/27 (a)	350,000	380,009
4.13%, 11/16/28 (a)	900,000	1,025,028
7.50%, 09/15/29	250,000	346,310
2.25%, 07/01/30 (a)	450,000	454,612
1.90%, 09/01/31 (a)	350,000	339,962
5.40%, 05/01/35	250,000	326,780
6.05%, 06/01/36	300,000	414,864
6.13%, 07/15/38	600,000	847,140
4.45%, 11/16/38 (a)	300,000	363,330
5.70%, 04/15/40	700,000	961,317
4.88%, 10/15/40 (c)	250,000	317,470
4.70%, 12/15/41	200,000	248,370
4.50%, 06/01/42	1,000,000	1,230,360
4.80%, 12/15/43 (a)	140,000	176,576
4.15%, 05/15/45 (a)	250,000	292,695
3.75%, 11/01/46 (a)	350,000	389,378
4.35%, 04/15/47 (a)	400,000	482,756
4.05%, 05/04/47 (a)	450,000	522,949
4.63%, 11/16/48 (a)	100,000	126,651
3.13%, 07/01/50 (a)	300,000	303,444
2.82%, 09/01/51 (a)	350,000	334,246
Republic Services, Inc.
2.50%, 08/15/24 (a)	450,000	471,433
0.88%, 11/15/25 (a)	250,000	246,618
2.90%, 07/01/26 (a)	550,000	585,750
3.38%, 11/15/27 (a)	600,000	654,756
3.95%, 05/15/28 (a)	75,000	84,373
2.30%, 03/01/30 (a)	250,000	253,335
1.45%, 02/15/31 (a)	250,000	234,340
6.20%, 03/01/40	100,000	143,339
3.05%, 03/01/50 (a)	150,000	153,099
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	111,373
1.75%, 08/15/31 (a)	200,000	195,154
4.20%, 03/01/49 (a)	250,000	309,152
2.80%, 08/15/61 (a)	150,000	143,376
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	250,000	255,980
2.35%, 09/15/24 (a)	150,000	157,041
1.00%, 09/15/25 (a)	250,000	248,768
3.85%, 12/15/25 (a)	500,000	549,300
3.80%, 12/15/26 (a)	150,000	166,595
1.40%, 09/15/27 (a)	350,000	345,229
4.20%, 09/15/28 (a)	50,000	56,973
2.95%, 09/15/29 (a)	400,000	424,456
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 06/30/30 (a)	350,000	343,525
1.75%, 02/15/31 (a)	250,000	238,218
Snap-on, Inc.
4.10%, 03/01/48 (a)	250,000	304,490
3.10%, 05/01/50 (a)	200,000	210,022
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	424,640
5.75%, 11/01/40 (a)	130,000	175,785
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	289,752
2.30%, 03/15/30 (a)	350,000	359,810
5.20%, 09/01/40	109,000	144,196
4.85%, 11/15/48 (a)	200,000	266,054
2.75%, 11/15/50 (a)	250,000	239,940
4.00%, 03/15/60 (a)(b)	250,000	268,225
Teledyne Technologies, Inc.
0.65%, 04/01/23	250,000	249,940
1.60%, 04/01/26 (a)	250,000	251,750
2.75%, 04/01/31 (a)	500,000	512,235
Textron, Inc.
4.30%, 03/01/24 (a)	250,000	268,095
3.88%, 03/01/25 (a)	250,000	270,753
4.00%, 03/15/26 (a)	150,000	165,740
3.65%, 03/15/27 (a)	250,000	275,132
3.90%, 09/17/29 (a)	200,000	223,040
2.45%, 03/15/31 (a)	250,000	250,495
Timken Co.
3.88%, 09/01/24 (a)	150,000	160,461
4.50%, 12/15/28 (a)	150,000	168,099
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	265,898
3.75%, 08/21/28 (a)	500,000	555,330
5.75%, 06/15/43	100,000	143,761
4.30%, 02/21/48 (a)	400,000	480,240
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	400,000	447,200
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	300,000	314,715
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	160,034
5.25%, 10/01/54 (a)	150,000	187,218
Vontier Corp.
1.80%, 04/01/26 (a)(c)	200,000	199,122
2.40%, 04/01/28 (a)(c)	200,000	197,982
2.95%, 04/01/31 (a)(c)	300,000	298,686
Vulcan Materials Co.
3.90%, 04/01/27 (a)	300,000	336,540
3.50%, 06/01/30 (a)	250,000	274,777
4.50%, 06/15/47 (a)	250,000	302,962
4.70%, 03/01/48 (a)	125,000	155,110
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	230,286
3.50%, 05/01/29 (a)	209,000	229,461
2.60%, 02/01/30 (a)	350,000	361,063
2.95%, 01/15/52 (a)	200,000	196,038
Waste Management, Inc.
2.40%, 05/15/23 (a)	366,000	376,771
0.75%, 11/15/25 (a)	300,000	295,548
3.15%, 11/15/27 (a)	300,000	325,920
1.15%, 03/15/28 (a)	250,000	240,948
1.50%, 03/15/31 (a)	50,000	47,052
4.10%, 03/01/45 (a)	250,000	295,710
4.15%, 07/15/49 (a)	250,000	307,392
2.50%, 11/15/50 (a)	300,000	276,624

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	300,000	322,677
3.20%, 06/15/25 (a)	250,000	265,408
3.45%, 11/15/26 (a)	400,000	428,676
4.95%, 09/15/28 (a)(e)(f)	400,000	460,920
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	309,084
4.60%, 06/15/45 (a)	150,000	192,911
4.20%, 05/15/47 (a)	500,000	617,205
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	201,101
1.95%, 01/30/28 (a)	250,000	251,443
2.25%, 01/30/31 (a)	250,000	250,248
4.38%, 11/01/46 (a)	195,000	232,528
		136,311,352
Communications 2.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	326,985
3.40%, 06/15/27 (a)	250,000	273,480
1.35%, 09/15/30 (a)	250,000	232,180
4.50%, 06/15/47 (a)	78,000	95,459
2.50%, 09/15/50 (a)	500,000	437,405
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	450,000	490,072
2.88%, 05/07/30 (a)	600,000	624,600
6.13%, 11/15/37	150,000	206,042
6.13%, 03/30/40	800,000	1,130,752
4.38%, 07/16/42	500,000	597,420
4.38%, 04/22/49 (a)	350,000	429,264
American Tower Corp.
3.50%, 01/31/23	600,000	624,642
3.00%, 06/15/23	200,000	208,364
5.00%, 02/15/24	350,000	384,580
3.38%, 05/15/24 (a)	250,000	266,113
2.95%, 01/15/25 (a)	280,000	295,764
2.40%, 03/15/25 (a)	350,000	364,080
4.00%, 06/01/25 (a)	100,000	109,160
4.40%, 02/15/26 (a)	100,000	111,824
1.60%, 04/15/26 (a)	350,000	351,680
3.38%, 10/15/26 (a)	250,000	270,798
2.75%, 01/15/27 (a)	65,000	68,301
3.13%, 01/15/27 (a)	350,000	373,065
3.55%, 07/15/27 (a)	450,000	490,554
3.60%, 01/15/28 (a)	300,000	327,015
1.50%, 01/31/28 (a)	250,000	242,560
3.95%, 03/15/29 (a)	350,000	389,977
3.80%, 08/15/29 (a)	750,000	831,300
2.90%, 01/15/30 (a)	150,000	156,263
1.88%, 10/15/30 (a)	250,000	240,325
2.30%, 09/15/31 (a)	200,000	197,544
3.70%, 10/15/49 (a)	300,000	324,501
3.10%, 06/15/50 (a)	550,000	537,944
2.95%, 01/15/51 (a)	250,000	236,445
AT&T, Inc.
2.63%, 12/01/22 (a)	250,000	255,150
4.05%, 12/15/23	150,000	161,640
3.90%, 03/11/24 (a)	550,000	588,247
0.90%, 03/25/24 (a)	350,000	350,525
4.45%, 04/01/24 (a)	350,000	379,386
3.95%, 01/15/25 (a)	350,000	382,396
3.40%, 05/15/25 (a)	750,000	808,860
3.60%, 07/15/25 (a)	250,000	271,615
3.88%, 01/15/26 (a)	250,000	275,783
4.13%, 02/17/26 (a)	400,000	446,572
1.70%, 03/25/26 (a)	900,000	911,781
2.95%, 07/15/26 (a)	250,000	267,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/15/27 (a)	350,000	388,129
4.25%, 03/01/27 (a)	500,000	566,340
2.30%, 06/01/27 (a)	800,000	829,104
1.65%, 02/01/28 (a)	550,000	545,149
4.10%, 02/15/28 (a)	750,000	847,335
4.35%, 03/01/29 (a)	1,050,000	1,204,371
4.30%, 02/15/30 (a)	1,050,000	1,205,904
2.75%, 06/01/31 (a)	1,200,000	1,233,048
2.25%, 02/01/32 (a)	950,000	926,079
2.55%, 12/01/33 (a)	1,481,000	1,460,651
6.15%, 09/15/34	200,000	264,370
4.50%, 05/15/35 (a)	1,000,000	1,171,420
5.25%, 03/01/37 (a)	800,000	992,368
4.90%, 08/15/37 (a)	304,000	369,080
4.85%, 03/01/39 (a)	540,000	647,714
6.00%, 08/15/40 (a)	300,000	409,839
5.35%, 09/01/40	500,000	634,675
6.38%, 03/01/41	350,000	498,977
3.50%, 06/01/41 (a)	800,000	822,952
5.15%, 03/15/42	450,000	561,024
4.90%, 06/15/42	150,000	181,991
4.30%, 12/15/42 (a)	550,000	618,744
3.10%, 02/01/43 (a)	400,000	385,232
4.65%, 06/01/44 (a)	250,000	294,478
4.80%, 06/15/44 (a)	400,000	477,528
4.35%, 06/15/45 (a)	500,000	565,255
4.85%, 07/15/45 (a)	100,000	121,083
4.75%, 05/15/46 (a)	600,000	718,974
5.15%, 11/15/46 (a)	300,000	381,030
5.65%, 02/15/47 (a)	200,000	268,048
5.45%, 03/01/47 (a)	328,000	428,912
4.50%, 03/09/48 (a)	700,000	810,425
4.55%, 03/09/49 (a)	559,000	652,264
5.15%, 02/15/50 (a)	500,000	631,365
3.65%, 06/01/51 (a)	900,000	918,216
3.30%, 02/01/52 (a)	1,050,000	1,012,378
3.50%, 09/15/53 (a)	2,315,000	2,294,327
3.55%, 09/15/55 (a)	2,375,000	2,344,671
5.70%, 03/01/57 (a)	100,000	138,196
3.80%, 12/01/57 (a)	1,975,000	2,020,208
3.65%, 09/15/59 (a)	2,244,000	2,222,368
3.85%, 06/01/60 (a)	400,000	415,276
3.50%, 02/01/61 (a)	500,000	480,760
Bell Canada
0.75%, 03/17/24	250,000	250,225
4.46%, 04/01/48 (a)	550,000	671,044
4.30%, 07/29/49 (a)	50,000	59,609
3.20%, 02/15/52 (a)	300,000	300,672
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	269,823
5.13%, 12/04/28 (a)	1,250,000	1,463,250
9.63%, 12/15/30 (e)(f)	100,000	153,274
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	525,115
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	500,000	541,030
4.91%, 07/23/25 (a)	1,600,000	1,799,328
3.75%, 02/15/28 (a)	575,000	630,177
4.20%, 03/15/28 (a)	250,000	279,585
5.05%, 03/30/29 (a)	500,000	585,080
2.80%, 04/01/31 (a)	500,000	502,445
2.30%, 02/01/32 (a)	300,000	286,068
6.38%, 10/23/35 (a)	800,000	1,051,744
5.38%, 04/01/38 (a)	450,000	544,513
3.50%, 06/01/41 (a)	300,000	295,572
3.50%, 03/01/42 (a)(g)	450,000	440,194
6.48%, 10/23/45 (a)	1,350,000	1,835,635

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 05/01/47 (a)	950,000	1,140,674
5.75%, 04/01/48 (a)	850,000	1,076,338
5.13%, 07/01/49 (a)	600,000	705,768
4.80%, 03/01/50 (a)	1,050,000	1,184,316
3.70%, 04/01/51 (a)	550,000	533,874
3.90%, 06/01/52 (a)	400,000	398,256
6.83%, 10/23/55 (a)	300,000	438,303
3.85%, 04/01/61 (a)	800,000	763,736
4.40%, 12/01/61 (a)	200,000	209,046
3.95%, 06/30/62 (a)(g)	450,000	435,307
Comcast Corp.
3.60%, 03/01/24	450,000	482,710
3.70%, 04/15/24 (a)	950,000	1,021,934
3.38%, 02/15/25 (a)	200,000	215,392
3.10%, 04/01/25 (a)	550,000	588,692
3.38%, 08/15/25 (a)	550,000	596,436
3.95%, 10/15/25 (a)	1,150,000	1,276,695
3.15%, 03/01/26 (a)	750,000	810,810
2.35%, 01/15/27 (a)	550,000	576,559
3.30%, 02/01/27 (a)	530,000	578,871
3.15%, 02/15/28 (a)	750,000	815,265
3.55%, 05/01/28 (a)	292,000	324,243
4.15%, 10/15/28 (a)	1,550,000	1,784,608
2.65%, 02/01/30 (a)	700,000	730,821
3.40%, 04/01/30 (a)	500,000	549,770
4.25%, 10/15/30 (a)	500,000	583,485
1.95%, 01/15/31 (a)	700,000	688,674
1.50%, 02/15/31 (a)	350,000	331,485
4.25%, 01/15/33	700,000	825,461
7.05%, 03/15/33	250,000	363,288
4.20%, 08/15/34 (a)	500,000	585,770
5.65%, 06/15/35	150,000	201,243
4.40%, 08/15/35 (a)	230,000	272,709
6.50%, 11/15/35	300,000	431,466
3.20%, 07/15/36 (a)	350,000	373,138
3.90%, 03/01/38 (a)	500,000	570,445
4.60%, 10/15/38 (a)	600,000	734,094
3.25%, 11/01/39 (a)	100,000	105,873
3.75%, 04/01/40 (a)	450,000	506,785
4.65%, 07/15/42	150,000	186,653
4.75%, 03/01/44	300,000	379,182
4.60%, 08/15/45 (a)	300,000	376,074
3.40%, 07/15/46 (a)	550,000	583,764
4.00%, 08/15/47 (a)	416,000	477,747
3.97%, 11/01/47 (a)	748,000	854,837
4.00%, 03/01/48 (a)	400,000	458,528
4.70%, 10/15/48 (a)	600,000	766,824
4.00%, 11/01/49 (a)	900,000	1,042,452
3.45%, 02/01/50 (a)	600,000	637,908
2.80%, 01/15/51 (a)	500,000	473,290
2.89%, 11/01/51 (a)(c)	1,708,000	1,638,911
2.45%, 08/15/52 (a)	650,000	574,671
4.05%, 11/01/52 (a)	428,000	497,678
2.94%, 11/01/56 (a)(c)	1,863,000	1,768,751
4.95%, 10/15/58 (a)	550,000	759,841
2.65%, 08/15/62 (a)	550,000	487,767
2.99%, 11/01/63 (a)(c)	1,290,000	1,210,510
Crown Castle International Corp.
3.15%, 07/15/23 (a)	50,000	52,234
3.20%, 09/01/24 (a)	400,000	425,712
1.35%, 07/15/25 (a)	100,000	100,518
4.45%, 02/15/26 (a)	500,000	560,135
3.70%, 06/15/26 (a)	250,000	273,323
1.05%, 07/15/26 (a)	100,000	97,982
4.00%, 03/01/27 (a)	200,000	222,896
3.65%, 09/01/27 (a)	300,000	329,637
3.80%, 02/15/28 (a)	350,000	385,430
3.10%, 11/15/29 (a)	200,000	210,320
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 07/01/30 (a)	350,000	373,527
2.25%, 01/15/31 (a)	400,000	391,128
2.10%, 04/01/31 (a)	425,000	409,997
2.50%, 07/15/31 (a)	250,000	249,603
2.90%, 04/01/41 (a)	300,000	289,074
4.75%, 05/15/47 (a)	150,000	184,535
5.20%, 02/15/49 (a)	100,000	129,757
4.00%, 11/15/49 (a)	350,000	387,107
4.15%, 07/01/50 (a)	100,000	113,828
3.25%, 01/15/51 (a)	300,000	297,756
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	1,200,000	1,783,128
9.25%, 06/01/32	300,000	487,368
Discovery Communications LLC
2.95%, 03/20/23 (a)	313,000	323,805
3.90%, 11/15/24 (a)	400,000	433,060
3.45%, 03/15/25 (a)	250,000	267,293
4.90%, 03/11/26 (a)	100,000	113,719
3.95%, 03/20/28 (a)	750,000	831,637
4.13%, 05/15/29 (a)	250,000	279,843
3.63%, 05/15/30 (a)	450,000	488,610
5.00%, 09/20/37 (a)	50,000	60,125
6.35%, 06/01/40	300,000	413,001
4.88%, 04/01/43	300,000	357,693
5.20%, 09/20/47 (a)	450,000	556,681
5.30%, 05/15/49 (a)	100,000	124,922
4.65%, 05/15/50 (a)	350,000	406,994
4.00%, 09/15/55 (a)	664,000	695,640
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	85,466
1.85%, 02/15/31 (a)	250,000	242,083
2.95%, 02/15/51 (a)	250,000	240,288
Fox Corp.
4.03%, 01/25/24 (a)	250,000	268,230
3.05%, 04/07/25 (a)	250,000	266,213
4.71%, 01/25/29 (a)	650,000	757,952
3.50%, 04/08/30 (a)	300,000	327,138
5.48%, 01/25/39 (a)	550,000	704,198
5.58%, 01/25/49 (a)	550,000	742,555
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	350,484
6.63%, 01/15/40	400,000	559,464
5.00%, 05/13/45 (a)	400,000	480,408
6.13%, 01/31/46 (a)	250,000	344,335
5.25%, 05/24/49 (a)	200,000	254,228
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	354,675
2.40%, 03/01/31 (a)	200,000	200,968
5.40%, 10/01/48 (a)	150,000	202,319
Koninklijke KPN N.V.
8.38%, 10/01/30	290,000	411,298
NBCUniversal Media LLC
5.95%, 04/01/41	150,000	217,169
4.45%, 01/15/43	400,000	484,240
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	400,000	405,512
4.20%, 06/01/30 (a)	200,000	228,668
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	269,833
3.60%, 04/15/26 (a)	500,000	547,740
Orange S.A.
9.00%, 03/01/31	800,000	1,245,720
5.38%, 01/13/42	400,000	534,720
5.50%, 02/06/44 (a)	300,000	412,077

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	257,473
4.10%, 10/01/23 (a)	250,000	265,195
3.63%, 12/15/25 (a)	270,000	294,446
2.90%, 11/15/26 (a)	100,000	106,410
4.50%, 03/15/43 (a)	200,000	229,260
5.45%, 10/01/43 (a)	250,000	325,688
5.00%, 03/15/44 (a)	500,000	616,860
4.30%, 02/15/48 (a)	300,000	336,699
4.35%, 05/01/49 (a)	450,000	511,605
3.70%, 11/15/49 (a)	400,000	414,116
TCI Communications, Inc.
7.88%, 02/15/26	100,000	127,466
7.13%, 02/15/28	350,000	460,883
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	393,494
7.05%, 06/20/36	650,000	938,093
4.67%, 03/06/38	250,000	292,908
5.21%, 03/08/47	1,000,000	1,248,460
4.90%, 03/06/48	500,000	600,460
5.52%, 03/01/49 (a)	450,000	589,662
Telefonica Europe BV
8.25%, 09/15/30	450,000	648,405
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	212,286
3.70%, 09/15/27 (a)	250,000	279,005
4.60%, 11/16/48 (a)	300,000	374,499
4.30%, 06/15/49 (a)	200,000	238,498
Time Warner Cable LLC
6.55%, 05/01/37	600,000	811,992
7.30%, 07/01/38	550,000	790,779
6.75%, 06/15/39	600,000	822,264
5.88%, 11/15/40 (a)	500,000	630,850
5.50%, 09/01/41 (a)	450,000	553,149
4.50%, 09/15/42 (a)	350,000	380,219
Time Warner Entertainment Co. LP
8.38%, 03/15/23	377,000	418,892
8.38%, 07/15/33	300,000	443,784
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,100,000	1,184,744
1.50%, 02/15/26 (a)	350,000	351,488
3.75%, 04/15/27 (a)	1,400,000	1,543,094
2.05%, 02/15/28 (a)	750,000	756,570
3.88%, 04/15/30 (a)	2,300,000	2,542,328
2.55%, 02/15/31 (a)	750,000	753,435
2.25%, 11/15/31 (a)	250,000	245,008
4.38%, 04/15/40 (a)	900,000	1,037,007
3.00%, 02/15/41 (a)	600,000	582,168
4.50%, 04/15/50 (a)	1,100,000	1,286,549
3.30%, 02/15/51 (a)	1,000,000	971,960
3.40%, 10/15/52 (a)(c)	400,000	392,052
3.60%, 11/15/60 (a)	500,000	493,205
3.60%, 11/15/60 (a)(c)	250,000	247,413
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	700,000	716,310
3.15%, 09/17/25	200,000	216,038
3.00%, 02/13/26	600,000	646,344
1.85%, 07/30/26	400,000	411,576
7.00%, 03/01/32	250,000	356,438
4.38%, 08/16/41	350,000	425,565
4.13%, 12/01/41	400,000	474,168
4.13%, 06/01/44	200,000	238,698
3.00%, 07/30/46	250,000	253,538
Verizon Communications, Inc.
0.75%, 03/22/24	400,000	401,780
3.50%, 11/01/24 (a)	408,000	439,759
3.38%, 02/15/25	800,000	864,512
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.85%, 11/20/25 (a)	600,000	594,210
1.45%, 03/20/26 (a)	800,000	807,712
2.63%, 08/15/26	650,000	688,155
4.13%, 03/16/27	1,150,000	1,305,664
3.00%, 03/22/27 (a)	250,000	268,525
2.10%, 03/22/28 (a)	1,000,000	1,015,720
4.33%, 09/21/28	1,450,000	1,669,312
3.88%, 02/08/29 (a)	450,000	505,300
4.02%, 12/03/29 (a)	1,457,000	1,653,462
3.15%, 03/22/30 (a)	500,000	535,145
1.50%, 09/18/30 (a)	500,000	472,410
1.68%, 10/30/30 (a)	518,000	492,271
7.75%, 12/01/30	250,000	358,658
1.75%, 01/20/31 (a)	700,000	666,365
2.55%, 03/21/31 (a)	1,500,000	1,521,960
2.36%, 03/15/32 (a)	1,190,000	1,178,493
4.50%, 08/10/33	950,000	1,132,343
4.40%, 11/01/34 (a)	850,000	1,007,156
4.27%, 01/15/36	950,000	1,119,869
5.25%, 03/16/37	500,000	648,585
4.81%, 03/15/39	566,000	703,193
2.65%, 11/20/40 (a)	550,000	519,227
3.40%, 03/22/41 (a)	1,000,000	1,045,180
4.75%, 11/01/41	450,000	550,323
3.85%, 11/01/42 (a)	506,000	563,122
6.55%, 09/15/43	200,000	313,130
4.13%, 08/15/46	550,000	632,423
4.86%, 08/21/46	1,250,000	1,592,600
5.50%, 03/16/47	250,000	347,778
4.52%, 09/15/48	1,250,000	1,531,575
5.01%, 04/15/49	550,000	721,286
4.00%, 03/22/50 (a)	550,000	621,654
2.88%, 11/20/50 (a)	1,000,000	930,770
3.55%, 03/22/51 (a)	1,550,000	1,633,560
5.01%, 08/21/54	500,000	668,100
4.67%, 03/15/55	600,000	753,540
2.99%, 10/30/56 (a)	1,507,000	1,402,113
3.00%, 11/20/60 (a)	850,000	786,343
3.70%, 03/22/61 (a)	1,000,000	1,058,580
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	448,000	478,307
3.50%, 01/15/25 (a)	200,000	214,340
4.75%, 05/15/25 (a)	500,000	561,355
2.90%, 01/15/27 (a)	400,000	424,728
3.38%, 02/15/28 (a)	600,000	654,564
3.70%, 06/01/28 (a)	150,000	166,196
4.20%, 06/01/29 (a)	289,000	330,000
4.95%, 01/15/31 (a)	250,000	299,685
4.20%, 05/19/32 (a)	400,000	457,752
5.50%, 05/15/33	100,000	126,559
6.88%, 04/30/36	450,000	645,448
4.85%, 07/01/42 (a)	200,000	241,360
4.38%, 03/15/43	600,000	687,912
5.85%, 09/01/43 (a)	650,000	889,564
5.25%, 04/01/44 (a)	150,000	188,855
4.90%, 08/15/44 (a)	200,000	243,654
4.60%, 01/15/45 (a)	300,000	359,253
4.95%, 05/19/50 (a)	200,000	251,334
Vodafone Group PLC
2.95%, 02/19/23	350,000	361,855
3.75%, 01/16/24	400,000	428,912
4.13%, 05/30/25	500,000	553,420
4.38%, 05/30/28	1,000,000	1,149,680
7.88%, 02/15/30	300,000	425,931
6.25%, 11/30/32	100,000	134,295
6.15%, 02/27/37	580,000	796,966
5.00%, 05/30/38	450,000	564,268
4.38%, 02/19/43	450,000	523,984

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/30/48	1,100,000	1,427,096
4.88%, 06/19/49	600,000	750,498
4.25%, 09/17/50	500,000	577,175
5.13%, 06/19/59	200,000	261,930
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	361,078
3.70%, 09/15/24 (a)	300,000	324,597
3.35%, 03/24/25	500,000	540,075
3.70%, 10/15/25 (a)	450,000	493,371
1.75%, 01/13/26	500,000	513,285
3.38%, 11/15/26 (a)	450,000	493,663
3.70%, 03/23/27	200,000	223,432
2.20%, 01/13/28	350,000	361,876
2.00%, 09/01/29 (a)	375,000	378,810
3.80%, 03/22/30	200,000	227,598
2.65%, 01/13/31	800,000	836,560
6.20%, 12/15/34	400,000	565,136
6.40%, 12/15/35	450,000	657,283
6.15%, 03/01/37	200,000	282,312
6.65%, 11/15/37	500,000	745,920
4.63%, 03/23/40 (a)	250,000	314,525
3.50%, 05/13/40 (a)	550,000	607,359
6.15%, 02/15/41	150,000	219,689
4.75%, 09/15/44 (a)	390,000	501,236
4.95%, 10/15/45 (a)	385,000	510,056
4.75%, 11/15/46 (a)	200,000	260,288
2.75%, 09/01/49 (a)	650,000	624,344
4.70%, 03/23/50 (a)	650,000	854,945
3.60%, 01/13/51 (a)	950,000	1,063,316
3.80%, 05/13/60 (a)	550,000	637,125
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	261,413
3.38%, 07/08/30 (a)	300,000	300,324
WPP Finance 2010
3.75%, 09/19/24	300,000	325,710
		220,147,970
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	250,000	249,228
3.90%, 04/15/30 (a)	200,000	221,424
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	206,740
3.60%, 11/28/24 (a)	900,000	966,240
3.40%, 12/06/27 (a)	750,000	804,660
2.13%, 02/09/31 (a)	500,000	481,110
4.50%, 11/28/34 (a)	300,000	345,333
4.00%, 12/06/37 (a)	550,000	600,391
2.70%, 02/09/41 (a)	250,000	229,643
4.20%, 12/06/47 (a)	600,000	663,420
3.15%, 02/09/51 (a)	500,000	466,980
4.40%, 12/06/57 (a)	300,000	345,690
3.25%, 02/09/61 (a)	300,000	278,904
Amazon.com, Inc.
2.50%, 11/29/22 (a)	650,000	663,162
2.40%, 02/22/23 (a)	700,000	719,516
0.25%, 05/12/23	250,000	249,983
0.40%, 06/03/23	650,000	651,709
0.45%, 05/12/24	1,000,000	998,390
2.80%, 08/22/24 (a)	700,000	742,049
3.80%, 12/05/24 (a)	450,000	491,337
0.80%, 06/03/25 (a)	250,000	249,658
5.20%, 12/03/25 (a)	400,000	464,824
1.00%, 05/12/26 (a)	1,000,000	999,260
1.20%, 06/03/27 (a)	100,000	99,718
3.15%, 08/22/27 (a)	600,000	659,784
1.65%, 05/12/28 (a)	1,000,000	1,008,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 06/03/30 (a)	800,000	778,320
2.10%, 05/12/31 (a)	250,000	253,345
4.80%, 12/05/34 (a)	650,000	829,796
3.88%, 08/22/37 (a)	1,050,000	1,236,984
2.88%, 05/12/41 (a)	1,000,000	1,030,700
4.95%, 12/05/44 (a)	600,000	809,358
4.05%, 08/22/47 (a)	1,100,000	1,334,850
2.50%, 06/03/50 (a)	900,000	845,451
3.10%, 05/12/51 (a)	1,150,000	1,211,502
4.25%, 08/22/57 (a)	900,000	1,144,593
2.70%, 06/03/60 (a)	800,000	753,816
3.25%, 05/12/61 (a)	550,000	584,738
American Honda Finance Corp.
2.60%, 11/16/22	1,000,000	1,025,070
2.05%, 01/10/23	150,000	153,356
1.95%, 05/10/23	500,000	512,370
3.45%, 07/14/23	100,000	105,324
0.65%, 09/08/23	200,000	200,854
3.55%, 01/12/24	450,000	479,767
2.90%, 02/16/24	500,000	526,595
2.40%, 06/27/24	500,000	522,590
0.55%, 07/12/24	650,000	646,893
2.15%, 09/10/24	200,000	208,000
1.00%, 09/10/25	200,000	199,134
2.30%, 09/09/26	250,000	261,938
3.50%, 02/15/28	200,000	221,292
Aptiv Corp.
4.15%, 03/15/24 (a)	490,000	526,441
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	172,188
4.40%, 10/01/46 (a)	150,000	177,558
5.40%, 03/15/49 (a)	100,000	136,288
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	107,062
3.80%, 11/15/27 (a)	300,000	329,664
4.75%, 06/01/30 (a)	250,000	291,092
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	52,913
3.25%, 04/15/25 (a)	650,000	695,188
3.13%, 04/21/26 (a)	50,000	53,868
3.75%, 06/01/27 (a)	200,000	223,136
3.75%, 04/18/29 (a)	200,000	222,554
4.00%, 04/15/30 (a)	250,000	283,177
1.65%, 01/15/31 (a)	250,000	237,463
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	230,308
1.95%, 10/01/30 (a)	200,000	194,598
Block Financial LLC
5.50%, 11/01/22 (a)	145,000	149,002
5.25%, 10/01/25 (a)	250,000	283,015
3.88%, 08/15/30 (a)	350,000	380,996
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	270,000	278,929
3.60%, 06/01/26 (a)	495,000	544,960
3.55%, 03/15/28 (a)	150,000	166,569
4.63%, 04/13/30 (a)	500,000	595,035
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	369,295
4.38%, 03/15/45 (a)	320,000	377,430
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	171,645
2.50%, 04/01/31 (a)	200,000	201,466
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	213,366
3.70%, 01/15/31 (a)	150,000	160,848

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	316,692
3.00%, 05/18/27 (a)	650,000	710,170
1.60%, 04/20/30 (a)	400,000	391,168
1.75%, 04/20/32 (a)	600,000	588,420
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	105,709
0.75%, 09/01/25 (a)	250,000	247,865
1.50%, 09/01/30 (a)	400,000	382,480
4.88%, 10/01/43 (a)	150,000	198,147
2.60%, 09/01/50 (a)	300,000	280,797
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	833,492
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	171,960
4.55%, 02/15/48 (a)	200,000	230,862
Dollar General Corp.
3.25%, 04/15/23 (a)	300,000	311,148
4.15%, 11/01/25 (a)	89,000	98,717
3.88%, 04/15/27 (a)	350,000	390,600
4.13%, 05/01/28 (a)	250,000	284,237
3.50%, 04/03/30 (a)	300,000	330,144
4.13%, 04/03/50 (a)	200,000	233,694
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	650,000	681,473
4.20%, 05/15/28 (a)	400,000	452,564
DR Horton, Inc.
4.75%, 02/15/23 (a)	90,000	94,163
5.75%, 08/15/23 (a)	100,000	108,435
2.50%, 10/15/24 (a)	200,000	209,542
2.60%, 10/15/25 (a)	210,000	220,712
1.40%, 10/15/27 (a)	400,000	392,716
eBay, Inc.
2.75%, 01/30/23 (a)	400,000	411,612
3.45%, 08/01/24 (a)	500,000	534,490
1.40%, 05/10/26 (a)	250,000	250,840
3.60%, 06/05/27 (a)	450,000	497,592
2.70%, 03/11/30 (a)	200,000	207,978
2.60%, 05/10/31 (a)	250,000	255,293
4.00%, 07/15/42 (a)	350,000	394,453
3.65%, 05/10/51 (a)	250,000	268,515
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	264,668
4.50%, 08/15/24 (a)	100,000	108,673
5.00%, 02/15/26 (a)	100,000	113,000
4.63%, 08/01/27 (a)	225,000	255,247
3.80%, 02/15/28 (a)	250,000	271,458
3.25%, 02/15/30 (a)	800,000	828,152
2.95%, 03/15/31 (a)	350,000	354,662
Ford Foundation
2.42%, 06/01/50 (a)	300,000	287,136
General Motors Co.
4.88%, 10/02/23	900,000	972,810
5.40%, 10/02/23	300,000	327,336
4.00%, 04/01/25	650,000	707,856
6.13%, 10/01/25 (a)	800,000	938,120
4.20%, 10/01/27 (a)	250,000	278,387
6.80%, 10/01/27 (a)	500,000	624,805
5.00%, 10/01/28 (a)	250,000	289,565
5.00%, 04/01/35	200,000	236,866
6.60%, 04/01/36 (a)	550,000	740,030
5.15%, 04/01/38 (a)	400,000	477,108
6.25%, 10/02/43	550,000	740,861
5.20%, 04/01/45	400,000	486,488
6.75%, 04/01/46 (a)	300,000	425,760
5.40%, 04/01/48 (a)	200,000	248,800
5.95%, 04/01/49 (a)	350,000	463,081
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Financial Co., Inc.
3.25%, 01/05/23 (a)	440,000	453,878
3.70%, 05/09/23 (a)	200,000	208,772
4.25%, 05/15/23	150,000	158,555
4.15%, 06/19/23 (a)	350,000	369,904
1.70%, 08/18/23	200,000	203,874
5.10%, 01/17/24 (a)	400,000	436,548
1.05%, 03/08/24	500,000	502,280
3.95%, 04/13/24 (a)	250,000	267,265
3.50%, 11/07/24 (a)	450,000	481,162
4.00%, 01/15/25 (a)	250,000	270,528
2.90%, 02/26/25 (a)	350,000	367,279
4.35%, 04/09/25 (a)	61,000	66,988
2.75%, 06/20/25 (a)	250,000	261,555
1.25%, 01/08/26 (a)	175,000	172,986
5.25%, 03/01/26 (a)	375,000	428,850
1.50%, 06/10/26 (a)	200,000	198,896
4.00%, 10/06/26 (a)	600,000	660,822
4.35%, 01/17/27 (a)	600,000	673,104
2.70%, 08/20/27 (a)	400,000	415,672
3.85%, 01/05/28 (a)	600,000	653,382
5.65%, 01/17/29 (a)	150,000	180,495
3.60%, 06/21/30 (a)	500,000	536,315
2.70%, 06/10/31 (a)	500,000	498,860
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	119,656
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	200,000	215,992
3.35%, 09/01/24 (a)	200,000	211,366
5.25%, 06/01/25 (a)	450,000	502,663
5.38%, 04/15/26 (a)	350,000	398,601
5.75%, 06/01/28 (a)	200,000	236,364
5.30%, 01/15/29 (a)	200,000	232,218
4.00%, 01/15/30 (a)	300,000	323,163
4.00%, 01/15/31 (a)	250,000	270,020
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	106,733
4.63%, 07/28/45 (a)	200,000	215,984
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	219,094
Home Depot, Inc.
2.70%, 04/01/23 (a)	400,000	412,364
3.75%, 02/15/24 (a)	500,000	534,490
3.35%, 09/15/25 (a)	100,000	108,723
3.00%, 04/01/26 (a)	650,000	701,753
2.13%, 09/15/26 (a)	300,000	314,091
2.50%, 04/15/27 (a)	200,000	212,168
2.80%, 09/14/27 (a)	150,000	161,813
1.50%, 09/15/28 (a)	250,000	247,510
3.90%, 12/06/28 (a)	600,000	687,486
2.95%, 06/15/29 (a)	650,000	702,032
2.70%, 04/15/30 (a)	550,000	582,538
1.38%, 03/15/31 (a)	150,000	142,166
1.88%, 09/15/31 (a)	250,000	245,780
5.88%, 12/16/36	1,200,000	1,692,180
3.30%, 04/15/40 (a)	355,000	385,136
5.40%, 09/15/40 (a)	191,000	260,784
5.95%, 04/01/41 (a)	500,000	719,740
4.20%, 04/01/43 (a)	250,000	301,552
4.88%, 02/15/44 (a)	1,050,000	1,384,162
4.40%, 03/15/45 (a)	150,000	187,473
4.25%, 04/01/46 (a)	550,000	676,395
3.90%, 06/15/47 (a)	100,000	117,318
4.50%, 12/06/48 (a)	350,000	450,310
3.13%, 12/15/49 (a)	450,000	470,115
3.35%, 04/15/50 (a)	500,000	541,740
2.38%, 03/15/51 (a)	500,000	455,595

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 09/15/51 (a)	250,000	244,205
3.50%, 09/15/56 (a)	297,000	331,805
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	155,705
5.38%, 04/23/25 (a)	200,000	223,498
4.85%, 03/15/26 (a)	250,000	278,195
4.38%, 09/15/28 (a)	100,000	109,416
5.75%, 04/23/30 (a)	150,000	179,847
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	200,000	199,244
JD.com, Inc.
3.88%, 04/29/26	200,000	216,798
3.38%, 01/14/30 (a)	200,000	210,288
4.13%, 01/14/50 (a)	150,000	158,171
Kohl's Corp.
4.25%, 07/17/25 (a)	125,000	135,786
5.55%, 07/17/45 (a)	325,000	387,182
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	605,000	621,353
2.90%, 06/25/25 (a)	200,000	201,176
3.50%, 08/18/26 (a)	350,000	358,512
3.90%, 08/08/29 (a)	300,000	306,144
Lear Corp.
3.80%, 09/15/27 (a)	300,000	332,052
4.25%, 05/15/29 (a)	150,000	167,759
5.25%, 05/15/49 (a)	350,000	434,045
Lennar Corp.
4.75%, 11/15/22 (a)	300,000	310,956
4.88%, 12/15/23 (a)	200,000	216,082
4.50%, 04/30/24 (a)	250,000	270,613
5.88%, 11/15/24 (a)	250,000	281,585
4.75%, 05/30/25 (a)	200,000	222,962
5.00%, 06/15/27 (a)	200,000	232,354
4.75%, 11/29/27 (a)	300,000	347,781
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	219,372
3.38%, 09/15/25 (a)	700,000	758,016
2.50%, 04/15/26 (a)	650,000	685,964
3.10%, 05/03/27 (a)	460,000	498,180
1.30%, 04/15/28 (a)	250,000	242,988
6.50%, 03/15/29	401,000	516,055
3.65%, 04/05/29 (a)	472,000	522,613
4.50%, 04/15/30 (a)	400,000	469,340
1.70%, 10/15/30 (a)	400,000	382,956
5.00%, 04/15/40 (a)	350,000	444,958
4.65%, 04/15/42 (a)	150,000	184,553
4.38%, 09/15/45 (a)	350,000	417,200
3.70%, 04/15/46 (a)	250,000	273,335
4.05%, 05/03/47 (a)	550,000	630,641
4.55%, 04/05/49 (a)	400,000	496,412
5.13%, 04/15/50 (a)	400,000	541,104
3.00%, 10/15/50 (a)	300,000	292,734
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	268,638
4.15%, 10/01/25 (a)	250,000	277,192
2.45%, 06/15/30 (a)	250,000	254,205
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	159,960
3.60%, 04/15/24 (a)	200,000	212,958
3.75%, 03/15/25 (a)	450,000	482,143
5.75%, 05/01/25 (a)	250,000	286,355
3.75%, 10/01/25 (a)	200,000	216,000
3.13%, 06/15/26 (a)	300,000	321,156
4.65%, 12/01/28 (a)	150,000	170,595
4.63%, 06/15/30 (a)	400,000	457,948
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 04/15/31 (a)	200,000	202,330
3.50%, 10/15/32 (a)	400,000	425,472
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	312,603
3.25%, 06/10/24	250,000	267,193
3.38%, 05/26/25 (a)	500,000	538,720
3.70%, 01/30/26 (a)	600,000	660,036
3.50%, 03/01/27 (a)	300,000	330,288
3.50%, 07/01/27 (a)	300,000	331,422
3.80%, 04/01/28 (a)	450,000	503,932
2.63%, 09/01/29 (a)	400,000	417,588
2.13%, 03/01/30 (a)	250,000	251,615
3.60%, 07/01/30 (a)	350,000	389,739
4.70%, 12/09/35 (a)	350,000	431,991
6.30%, 10/15/37	180,000	255,445
6.30%, 03/01/38	250,000	356,980
5.70%, 02/01/39	133,000	180,594
4.88%, 07/15/40	200,000	249,738
3.70%, 02/15/42	250,000	275,372
3.63%, 05/01/43	150,000	164,331
4.88%, 12/09/45 (a)	900,000	1,152,279
4.45%, 03/01/47 (a)	400,000	487,012
4.45%, 09/01/48 (a)	400,000	491,688
3.63%, 09/01/49 (a)	450,000	492,309
4.20%, 04/01/50 (a)	150,000	179,249
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	100,000	97,650
6.00%, 01/15/43 (a)	300,000	376,386
NIKE, Inc.
2.25%, 05/01/23 (a)	200,000	205,312
2.40%, 03/27/25 (a)	400,000	420,224
2.38%, 11/01/26 (a)	300,000	317,313
2.75%, 03/27/27 (a)	350,000	375,683
2.85%, 03/27/30 (a)	500,000	538,040
3.25%, 03/27/40 (a)	500,000	546,505
3.63%, 05/01/43 (a)	100,000	115,089
3.88%, 11/01/45 (a)	400,000	475,284
3.38%, 11/01/46 (a)	150,000	166,308
3.38%, 03/27/50 (a)	500,000	560,190
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	261,548
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	547,565
3.60%, 09/01/27 (a)	250,000	278,195
4.35%, 06/01/28 (a)	209,000	240,030
3.90%, 06/01/29 (a)	250,000	280,365
1.75%, 03/15/31 (a)	250,000	239,865
PACCAR Financial Corp.
2.65%, 04/06/23	250,000	258,708
0.35%, 02/02/24	300,000	298,653
0.50%, 08/09/24	250,000	249,183
2.15%, 08/15/24	50,000	52,029
1.80%, 02/06/25	200,000	205,900
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	174,092
5.00%, 01/15/27 (a)	200,000	232,068
7.88%, 06/15/32	25,000	36,014
6.38%, 05/15/33	250,000	330,120
6.00%, 02/15/35	175,000	227,323
PVH Corp.
4.63%, 07/10/25 (a)(c)	300,000	330,402
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	219,208
2.95%, 06/15/30 (a)	300,000	316,596
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	244,745

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	223,252
0.88%, 04/15/26 (a)	100,000	98,272
1.88%, 04/15/31 (a)	150,000	144,833
Sands China Ltd.
5.13%, 08/08/25 (a)	850,000	917,949
5.40%, 08/08/28 (a)	900,000	996,165
2.85%, 03/08/29 (a)(c)	200,000	192,586
4.38%, 06/18/30 (a)	300,000	313,641
Starbucks Corp.
3.10%, 03/01/23 (a)	350,000	362,638
3.85%, 10/01/23 (a)	350,000	370,895
2.00%, 03/12/27 (a)	300,000	307,764
3.50%, 03/01/28 (a)	550,000	605,869
4.00%, 11/15/28 (a)	250,000	284,652
3.55%, 08/15/29 (a)	650,000	719,907
2.25%, 03/12/30 (a)	200,000	201,720
2.55%, 11/15/30 (a)	275,000	283,011
3.75%, 12/01/47 (a)	400,000	439,180
4.50%, 11/15/48 (a)	450,000	556,407
4.45%, 08/15/49 (a)	350,000	430,398
3.35%, 03/12/50 (a)	200,000	208,458
3.50%, 11/15/50 (a)	300,000	319,668
Stellantis N.V.
5.25%, 04/15/23	700,000	748,300
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	270,688
4.13%, 07/15/27 (a)	250,000	273,670
Target Corp.
3.50%, 07/01/24	300,000	324,015
2.25%, 04/15/25 (a)	500,000	521,830
2.50%, 04/15/26	200,000	213,668
3.38%, 04/15/29 (a)	525,000	583,317
2.35%, 02/15/30 (a)	250,000	259,035
2.65%, 09/15/30 (a)	400,000	424,368
4.00%, 07/01/42	500,000	611,135
3.63%, 04/15/46	400,000	467,928
3.90%, 11/15/47 (a)	250,000	307,112
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	360,500
2.25%, 09/15/26 (a)	500,000	525,620
1.15%, 05/15/28 (a)	100,000	97,977
3.88%, 04/15/30 (a)	500,000	569,795
Toyota Motor Corp.
3.42%, 07/20/23	250,000	263,925
2.36%, 07/02/24	150,000	157,047
1.34%, 03/25/26 (a)	300,000	302,085
3.67%, 07/20/28	250,000	280,390
2.76%, 07/02/29	150,000	160,008
Toyota Motor Credit Corp.
0.35%, 10/14/22	150,000	150,240
2.70%, 01/11/23	250,000	257,618
2.90%, 03/30/23	650,000	675,330
0.40%, 04/06/23	500,000	500,980
0.50%, 08/14/23	500,000	501,420
1.35%, 08/25/23	250,000	254,653
3.45%, 09/20/23	400,000	423,764
2.25%, 10/18/23	250,000	259,335
3.35%, 01/08/24	200,000	212,560
0.45%, 01/11/24	650,000	648,589
2.90%, 04/17/24	350,000	370,030
1.80%, 02/13/25	500,000	513,635
3.00%, 04/01/25	450,000	479,826
0.80%, 10/16/25	400,000	395,132
0.80%, 01/09/26	700,000	689,724
1.13%, 06/18/26	250,000	248,513
3.20%, 01/11/27	400,000	436,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 08/13/27	300,000	295,302
3.05%, 01/11/28	250,000	271,135
3.65%, 01/08/29	400,000	450,940
2.15%, 02/13/30	250,000	253,915
3.38%, 04/01/30	350,000	388,213
1.65%, 01/10/31	300,000	292,098
Tractor Supply Co.
1.75%, 11/01/30 (a)	225,000	216,263
VF Corp.
2.40%, 04/23/25 (a)	275,000	286,509
2.80%, 04/23/27 (a)	200,000	212,484
2.95%, 04/23/30 (a)	250,000	263,283
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	600,000	650,238
3.45%, 06/01/26 (a)	550,000	596,475
3.20%, 04/15/30 (a)	250,000	267,545
4.65%, 06/01/46 (a)	150,000	178,229
4.10%, 04/15/50 (a)	550,000	611,418
Walmart, Inc.
2.35%, 12/15/22 (a)	650,000	665,132
2.55%, 04/11/23 (a)	1,350,000	1,389,798
3.40%, 06/26/23 (a)	100,000	105,154
3.30%, 04/22/24 (a)	300,000	319,740
2.85%, 07/08/24 (a)	400,000	424,088
2.65%, 12/15/24 (a)	500,000	530,430
3.55%, 06/26/25 (a)	300,000	327,921
3.05%, 07/08/26 (a)	100,000	108,784
1.05%, 09/17/26 (a)	100,000	99,923
3.70%, 06/26/28 (a)	1,000,000	1,132,010
1.50%, 09/22/28 (a)	200,000	199,234
3.25%, 07/08/29 (a)	500,000	555,225
2.38%, 09/24/29 (a)	400,000	420,704
1.80%, 09/22/31 (a)	750,000	743,482
5.25%, 09/01/35	600,000	824,208
6.50%, 08/15/37	100,000	152,706
6.20%, 04/15/38	150,000	224,147
3.95%, 06/28/38 (a)	550,000	655,677
5.00%, 10/25/40	100,000	134,930
5.63%, 04/15/41	150,000	219,191
4.00%, 04/11/43 (a)	350,000	422,219
4.30%, 04/22/44 (a)	300,000	380,967
3.63%, 12/15/47 (a)	400,000	465,136
4.05%, 06/29/48 (a)	900,000	1,130,499
2.95%, 09/24/49 (a)	350,000	371,168
		159,638,789
Consumer Non-Cyclical 4.1%
Abbott Laboratories
3.40%, 11/30/23 (a)	900,000	952,479
3.88%, 09/15/25 (a)	100,000	110,485
3.75%, 11/30/26 (a)	608,000	682,048
1.15%, 01/30/28 (a)	250,000	245,285
4.75%, 11/30/36 (a)	850,000	1,084,311
6.00%, 04/01/39	110,000	160,168
5.30%, 05/27/40	300,000	412,074
4.75%, 04/15/43 (a)	250,000	326,990
4.90%, 11/30/46 (a)	1,200,000	1,625,676
AbbVie, Inc.
2.90%, 11/06/22	1,025,000	1,052,870
3.20%, 11/06/22 (a)	500,000	513,050
2.30%, 11/21/22	1,050,000	1,072,606
2.85%, 05/14/23 (a)	600,000	620,982
3.75%, 11/14/23 (a)	250,000	266,343
3.85%, 06/15/24 (a)	500,000	537,990
2.60%, 11/21/24 (a)	1,300,000	1,366,833
3.80%, 03/15/25 (a)	250,000	271,668
3.60%, 05/14/25 (a)	1,200,000	1,299,372

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 05/14/26 (a)	950,000	1,024,622
2.95%, 11/21/26 (a)	1,475,000	1,580,875
4.25%, 11/14/28 (a)	590,000	676,317
3.20%, 11/21/29 (a)	1,900,000	2,047,991
4.55%, 03/15/35 (a)	690,000	826,330
4.50%, 05/14/35 (a)	1,275,000	1,525,831
4.30%, 05/14/36 (a)	500,000	588,960
4.05%, 11/21/39 (a)	1,300,000	1,495,013
4.63%, 10/01/42 (a)	150,000	181,518
4.40%, 11/06/42	800,000	956,040
4.85%, 06/15/44 (a)	500,000	629,230
4.75%, 03/15/45 (a)	168,000	209,076
4.70%, 05/14/45 (a)	1,200,000	1,483,008
4.45%, 05/14/46 (a)	250,000	300,975
4.88%, 11/14/48 (a)	669,000	858,554
4.25%, 11/21/49 (a)	2,100,000	2,488,626
Adventist Health System
2.95%, 03/01/29 (a)	200,000	209,948
3.63%, 03/01/49 (a)	100,000	109,727
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	200,000	225,314
2.21%, 06/15/30 (a)	250,000	252,700
4.27%, 08/15/48 (a)	89,000	111,088
3.39%, 10/15/49 (a)	200,000	220,334
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	400,000	421,940
2.75%, 09/15/29 (a)	350,000	366,271
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	198,462
AHS Hospital Corp.
5.02%, 07/01/45	300,000	406,740
Allina Health System
3.89%, 04/15/49	150,000	175,275
Altria Group, Inc.
4.00%, 01/31/24	350,000	376,463
3.80%, 02/14/24 (a)	200,000	213,772
2.35%, 05/06/25 (a)	200,000	207,358
4.40%, 02/14/26 (a)	250,000	280,520
2.63%, 09/16/26 (a)	250,000	262,040
4.80%, 02/14/29 (a)	1,010,000	1,162,227
3.40%, 05/06/30 (a)	200,000	211,314
2.45%, 02/04/32 (a)	500,000	481,475
5.80%, 02/14/39 (a)	600,000	738,696
3.40%, 02/04/41 (a)	300,000	284,169
4.25%, 08/09/42	550,000	573,342
4.50%, 05/02/43	500,000	536,460
5.38%, 01/31/44	650,000	765,622
3.88%, 09/16/46 (a)	700,000	683,249
5.95%, 02/14/49 (a)	650,000	828,464
4.45%, 05/06/50 (a)	300,000	316,680
3.70%, 02/04/51 (a)	400,000	376,504
4.00%, 02/04/61 (a)	150,000	144,503
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	250,000	250,400
3.40%, 05/15/24 (a)	250,000	265,063
3.45%, 12/15/27 (a)	550,000	600,814
2.80%, 05/15/30 (a)	200,000	207,596
2.70%, 03/15/31 (a)	750,000	767,377
4.30%, 12/15/47 (a)	150,000	174,180
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	206,416
3.63%, 05/22/24 (a)	650,000	696,416
1.90%, 02/21/25 (a)	250,000	257,173
3.13%, 05/01/25 (a)	250,000	267,033
2.60%, 08/19/26 (a)	700,000	739,858
2.20%, 02/21/27 (a)	450,000	465,565
3.20%, 11/02/27 (a)	150,000	163,293
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 08/15/28 (a)	500,000	491,360
2.45%, 02/21/30 (a)	500,000	511,315
2.30%, 02/25/31 (a)	725,000	727,197
2.00%, 01/15/32 (a)	500,000	482,570
6.38%, 06/01/37	50,000	70,572
3.15%, 02/21/40 (a)	700,000	714,826
2.80%, 08/15/41 (a)	400,000	387,156
4.95%, 10/01/41	250,000	315,940
5.15%, 11/15/41 (a)	476,000	609,209
4.40%, 05/01/45 (a)	700,000	839,776
4.56%, 06/15/48 (a)	550,000	680,449
3.38%, 02/21/50 (a)	850,000	880,668
4.66%, 06/15/51 (a)	1,250,000	1,579,700
3.00%, 01/15/52 (a)	200,000	193,300
2.77%, 09/01/53 (a)	722,000	669,771
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,317,480
4.70%, 02/01/36 (a)	1,800,000	2,178,270
4.90%, 02/01/46 (a)	3,050,000	3,790,387
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	548,770
4.70%, 02/01/36 (a)	387,000	467,790
4.00%, 01/17/43	150,000	165,756
4.63%, 02/01/44	400,000	474,916
4.90%, 02/01/46 (a)	600,000	742,254
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	1,050,000	1,185,387
4.75%, 01/23/29 (a)	1,425,000	1,678,949
3.50%, 06/01/30 (a)	650,000	712,796
4.90%, 01/23/31 (a)	250,000	303,860
4.38%, 04/15/38 (a)	125,000	145,979
8.20%, 01/15/39	650,000	1,064,472
5.45%, 01/23/39 (a)	600,000	778,518
4.35%, 06/01/40 (a)	450,000	524,952
4.95%, 01/15/42	540,000	668,574
3.75%, 07/15/42	450,000	484,668
4.60%, 04/15/48 (a)	900,000	1,078,479
4.44%, 10/06/48 (a)	550,000	646,250
5.55%, 01/23/49 (a)	1,250,000	1,694,575
4.50%, 06/01/50 (a)	750,000	898,267
4.75%, 04/15/58 (a)	700,000	861,126
5.80%, 01/23/59 (a)	800,000	1,136,400
4.60%, 06/01/60 (a)	500,000	602,345
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	1,150,000	1,224,244
3.25%, 03/27/30 (a)	400,000	438,408
5.38%, 09/15/35	200,000	269,452
3.75%, 09/15/47 (a)	150,000	175,997
4.50%, 03/15/49 (a)	250,000	325,335
2.70%, 09/15/51 (a)	200,000	195,994
Ascension Health
2.53%, 11/15/29 (a)	120,000	125,942
3.11%, 11/15/39 (a)	200,000	214,930
3.95%, 11/15/46	400,000	485,856
4.85%, 11/15/53	250,000	356,020
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	650,000	650,975
1.20%, 05/28/26 (a)	350,000	350,105
1.75%, 05/28/28 (a)	100,000	100,618
2.25%, 05/28/31 (a)	100,000	101,747
AstraZeneca PLC
0.30%, 05/26/23	500,000	499,955
3.50%, 08/17/23 (a)	500,000	528,265
3.38%, 11/16/25	900,000	982,053
0.70%, 04/08/26 (a)	200,000	195,748
3.13%, 06/12/27 (a)	50,000	54,466
4.00%, 01/17/29 (a)	200,000	228,662

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 08/06/30 (a)	600,000	571,140
6.45%, 09/15/37	1,350,000	1,998,918
4.00%, 09/18/42	150,000	178,433
4.38%, 11/16/45	250,000	316,330
4.38%, 08/17/48 (a)	250,000	317,290
2.13%, 08/06/50 (a)	500,000	432,970
3.00%, 05/28/51 (a)	250,000	258,085
Banner Health
2.34%, 01/01/30 (a)	350,000	358,018
3.18%, 01/01/50 (a)	100,000	105,978
2.91%, 01/01/51 (a)	250,000	250,518
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	250,000	268,060
BAT Capital Corp.
3.22%, 08/15/24 (a)	850,000	901,714
2.79%, 09/06/24 (a)	300,000	315,654
3.22%, 09/06/26 (a)	450,000	479,956
4.70%, 04/02/27 (a)	500,000	564,795
3.56%, 08/15/27 (a)	1,350,000	1,455,030
3.46%, 09/06/29 (a)	300,000	316,011
4.91%, 04/02/30 (a)	500,000	573,425
2.73%, 03/25/31 (a)	250,000	246,565
4.39%, 08/15/37 (a)	350,000	374,335
4.54%, 08/15/47 (a)	600,000	626,208
4.76%, 09/06/49 (a)	400,000	431,056
5.28%, 04/02/50 (a)	300,000	345,159
3.98%, 09/25/50 (a)	300,000	289,938
BAT International Finance PLC
1.67%, 03/25/26 (a)	550,000	550,396
2.26%, 03/25/28 (a)	200,000	198,758
3.73%, 09/25/40 (a)	400,000	388,328
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	328,428
5.25%, 06/23/45 (a)	198,000	265,086
Baxter International, Inc.
3.95%, 04/01/30 (a)	250,000	283,495
1.73%, 04/01/31 (a)	400,000	384,104
3.50%, 08/15/46 (a)	250,000	268,238
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	250,000	299,187
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	49,031
4.19%, 11/15/45 (a)	400,000	493,960
2.84%, 11/15/50 (a)	250,000	247,800
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	637,000	689,138
3.70%, 06/06/27 (a)	481,000	532,188
2.82%, 05/20/30 (a)	250,000	262,040
1.96%, 02/11/31 (a)	300,000	292,053
4.69%, 12/15/44 (a)	400,000	497,836
4.67%, 06/06/47 (a)	600,000	749,004
3.79%, 05/20/50 (a)	250,000	278,915
Biogen, Inc.
4.05%, 09/15/25 (a)	600,000	662,382
2.25%, 05/01/30 (a)	700,000	696,283
3.15%, 05/01/50 (a)	600,000	577,338
3.25%, 02/15/51 (a)	535,000	524,166
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	109,480
2.10%, 06/01/31 (a)	250,000	249,615
3.21%, 06/01/50 (a)	50,000	52,297
Boston Scientific Corp.
3.45%, 03/01/24 (a)	350,000	371,602
3.85%, 05/15/25	200,000	218,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 06/01/25 (a)	150,000	153,882
3.75%, 03/01/26 (a)	250,000	274,798
4.00%, 03/01/28 (a)	200,000	226,986
4.00%, 03/01/29 (a)	300,000	340,338
2.65%, 06/01/30 (a)	500,000	516,830
7.00%, 11/15/35 (e)(f)	150,000	213,699
4.55%, 03/01/39 (a)	75,000	91,258
7.38%, 01/15/40	50,000	78,506
4.70%, 03/01/49 (a)	350,000	447,044
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (a)	500,000	515,575
3.25%, 02/20/23 (a)	192,000	199,323
0.54%, 11/13/23 (a)	500,000	500,090
2.90%, 07/26/24 (a)	1,150,000	1,221,495
3.88%, 08/15/25 (a)	700,000	771,820
0.75%, 11/13/25 (a)	250,000	247,640
3.20%, 06/15/26 (a)	1,000,000	1,090,520
3.25%, 02/27/27	250,000	275,190
3.45%, 11/15/27 (a)	750,000	833,137
3.90%, 02/20/28 (a)	350,000	395,892
3.40%, 07/26/29 (a)	1,475,000	1,635,362
1.45%, 11/13/30 (a)	100,000	95,879
4.13%, 06/15/39 (a)	750,000	897,262
2.35%, 11/13/40 (a)	300,000	285,411
3.25%, 08/01/42	500,000	541,175
4.50%, 03/01/44 (a)	100,000	126,613
5.00%, 08/15/45 (a)	600,000	807,606
4.35%, 11/15/47 (a)	600,000	748,824
4.55%, 02/20/48 (a)	600,000	770,466
4.25%, 10/26/49 (a)	1,300,000	1,614,197
2.55%, 11/13/50 (a)	200,000	188,774
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	350,565
4.50%, 07/15/45 (a)	150,000	191,765
Brunswick Corp.
0.85%, 08/18/24 (a)	200,000	199,988
2.40%, 08/18/31 (a)	200,000	193,136
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	202,334
3.75%, 09/25/27 (a)	600,000	662,964
2.75%, 05/14/31 (a)	250,000	253,700
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	272,563
4.15%, 03/15/28 (a)	500,000	563,720
2.38%, 04/24/30 (a)	250,000	251,790
4.80%, 03/15/48 (a)	250,000	312,777
3.13%, 04/24/50 (a)	300,000	294,150
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	522,000	551,561
3.50%, 11/15/24 (a)	200,000	214,388
3.75%, 09/15/25 (a)	250,000	272,228
3.41%, 06/15/27 (a)	400,000	436,028
4.60%, 03/15/43	200,000	233,344
4.50%, 11/15/44 (a)	150,000	170,054
4.90%, 09/15/45 (a)	150,000	179,232
4.37%, 06/15/47 (a)	100,000	112,691
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	250,000	260,120
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	232,363
Children's Hospital
2.93%, 07/15/50 (a)	250,000	246,195
Children's Hospital Corp.
4.12%, 01/01/47 (a)	150,000	189,516
2.59%, 02/01/50 (a)	120,000	115,134

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	189,431
CHRISTUS Health
Series C 4.34%, 07/01/28 (a)	200,000	228,440
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	542,375
Cigna Corp.
3.05%, 11/30/22 (a)	39,000	40,115
3.00%, 07/15/23 (a)	485,000	505,365
3.75%, 07/15/23 (a)	643,000	679,741
0.61%, 03/15/24 (a)	75,000	74,859
3.25%, 04/15/25 (a)	300,000	320,880
4.13%, 11/15/25 (a)	750,000	833,490
4.50%, 02/25/26 (a)	485,000	546,993
3.40%, 03/01/27 (a)	635,000	693,699
3.05%, 10/15/27 (a)	291,000	314,038
4.38%, 10/15/28 (a)	1,300,000	1,502,969
2.40%, 03/15/30 (a)	500,000	508,755
2.38%, 03/15/31 (a)	500,000	505,190
4.80%, 08/15/38 (a)	750,000	919,245
3.20%, 03/15/40 (a)	250,000	256,738
6.13%, 11/15/41	195,000	275,634
4.80%, 07/15/46 (a)	630,000	786,076
3.88%, 10/15/47 (a)	439,000	486,816
4.90%, 12/15/48 (a)	850,000	1,086,776
3.40%, 03/15/50 (a)	400,000	414,400
3.40%, 03/15/51 (a)	500,000	517,190
City of Hope
5.62%, 11/15/43	195,000	283,965
Cleveland Clinic Foundation
4.86%, 01/01/14	200,000	285,618
Clorox Co.
3.10%, 10/01/27 (a)	100,000	108,382
3.90%, 05/15/28 (a)	550,000	620,730
Coca-Cola Co.
1.75%, 09/06/24	1,100,000	1,141,129
3.38%, 03/25/27	400,000	443,012
2.90%, 05/25/27	150,000	163,023
1.45%, 06/01/27	500,000	504,825
1.00%, 03/15/28	400,000	386,568
2.13%, 09/06/29	300,000	307,608
3.45%, 03/25/30	700,000	783,902
1.65%, 06/01/30	250,000	244,298
2.00%, 03/05/31	200,000	200,418
1.38%, 03/15/31	400,000	380,212
2.25%, 01/05/32	500,000	506,805
2.50%, 06/01/40	500,000	488,250
4.20%, 03/25/50	300,000	376,587
2.60%, 06/01/50	700,000	671,020
3.00%, 03/05/51	350,000	362,736
2.50%, 03/15/51	500,000	471,995
2.75%, 06/01/60	300,000	290,499
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	164,433
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	650,000	672,015
1.85%, 09/01/32 (a)	250,000	237,463
5.25%, 11/26/43	200,000	265,346
Colgate-Palmolive Co.
2.10%, 05/01/23	260,000	267,400
3.25%, 03/15/24	350,000	374,062
3.70%, 08/01/47 (a)	377,000	452,822
CommonSpirit Health
2.76%, 10/01/24 (a)	250,000	263,078
3.35%, 10/01/29 (a)	350,000	376,397
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 11/01/42	400,000	459,072
3.82%, 10/01/49 (a)	400,000	443,440
4.19%, 10/01/49 (a)	350,000	400,078
3.91%, 10/01/50 (a)	150,000	164,142
Community Health Network, Inc.
3.10%, 05/01/50 (a)	250,000	247,128
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	174,000	179,058
4.30%, 05/01/24 (a)	360,000	390,794
4.60%, 11/01/25 (a)	350,000	393,522
1.38%, 11/01/27 (a)	400,000	390,012
7.00%, 10/01/28	50,000	65,721
4.85%, 11/01/28 (a)	500,000	588,140
8.25%, 09/15/30	100,000	146,245
5.30%, 11/01/38 (a)	350,000	445,641
5.40%, 11/01/48 (a)	450,000	603,148
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	362,362
4.25%, 05/01/23	350,000	370,307
4.75%, 11/15/24	250,000	278,580
4.40%, 11/15/25 (a)	350,000	392,094
4.75%, 12/01/25	200,000	227,892
3.70%, 12/06/26 (a)	200,000	220,994
3.60%, 02/15/28 (a)	100,000	110,054
4.65%, 11/15/28 (a)	250,000	290,967
3.15%, 08/01/29 (a)	300,000	321,243
2.88%, 05/01/30 (a)	550,000	572,561
4.50%, 05/09/47 (a)	175,000	209,052
4.10%, 02/15/48 (a)	150,000	169,851
5.25%, 11/15/48 (a)	200,000	264,746
CVS Health Corp.
2.75%, 12/01/22 (a)	500,000	511,000
4.75%, 12/01/22 (a)	50,000	51,968
3.70%, 03/09/23 (a)	866,000	904,442
3.38%, 08/12/24 (a)	500,000	533,765
2.63%, 08/15/24 (a)	300,000	315,330
4.10%, 03/25/25 (a)	600,000	659,016
3.88%, 07/20/25 (a)	950,000	1,040,687
2.88%, 06/01/26 (a)	900,000	959,346
3.00%, 08/15/26 (a)	250,000	268,543
3.63%, 04/01/27 (a)	300,000	331,206
6.25%, 06/01/27	200,000	246,554
1.30%, 08/21/27 (a)	100,000	98,457
4.30%, 03/25/28 (a)	2,172,000	2,477,514
3.25%, 08/15/29 (a)	500,000	537,935
3.75%, 04/01/30 (a)	400,000	444,788
1.75%, 08/21/30 (a)	100,000	95,960
1.88%, 02/28/31 (a)	400,000	386,240
2.13%, 09/15/31 (a)	400,000	393,112
4.88%, 07/20/35 (a)	300,000	363,558
4.78%, 03/25/38 (a)	1,775,000	2,174,038
6.13%, 09/15/39	150,000	207,891
4.13%, 04/01/40 (a)	450,000	517,527
2.70%, 08/21/40 (a)	600,000	575,772
5.30%, 12/05/43 (a)	400,000	525,948
5.13%, 07/20/45 (a)	950,000	1,226,070
5.05%, 03/25/48 (a)	2,600,000	3,354,312
4.25%, 04/01/50 (a)	300,000	355,638
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	162,843
2.60%, 10/01/50 (a)	250,000	238,785
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	150,000	176,421
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	213,290

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	254,788
2.20%, 11/15/24 (a)	400,000	416,640
2.60%, 11/15/29 (a)	250,000	261,030
3.25%, 11/15/39 (a)	500,000	534,785
3.40%, 11/15/49 (a)	350,000	379,785
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	257,690
2.13%, 10/24/24 (a)	450,000	469,075
1.38%, 09/29/25 (a)	300,000	303,345
3.88%, 05/18/28 (a)	450,000	509,436
2.38%, 10/24/29 (a)	200,000	206,428
2.00%, 04/29/30 (a)	450,000	447,700
2.13%, 04/29/32 (a)	250,000	248,580
5.88%, 09/30/36	600,000	843,528
3.88%, 04/29/43 (a)	50,000	58,658
Diageo Investment Corp.
4.25%, 05/11/42	100,000	121,386
Dignity Health
3.13%, 11/01/22	250,000	256,588
4.50%, 11/01/42	100,000	119,153
5.27%, 11/01/64	150,000	204,144
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	238,504
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	286,813
Eli Lilly & Co.
3.10%, 05/15/27 (a)	350,000	380,772
3.38%, 03/15/29 (a)	450,000	499,945
3.95%, 05/15/47 (a)	100,000	120,836
3.95%, 03/15/49 (a)	550,000	669,812
2.25%, 05/15/50 (a)	650,000	588,685
4.15%, 03/15/59 (a)	400,000	514,220
2.50%, 09/15/60 (a)	250,000	230,665
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	104,204
3.15%, 03/15/27 (a)	350,000	381,972
2.38%, 12/01/29 (a)	200,000	207,632
2.60%, 04/15/30 (a)	250,000	262,260
4.38%, 06/15/45 (a)	150,000	187,800
4.15%, 03/15/47 (a)	300,000	373,227
3.13%, 12/01/49 (a)	300,000	323,391
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	199,642
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	177,728
3.50%, 01/16/50 (a)	900,000	942,849
Franciscan Missionaries of Our Lady Health System, Inc.
Series B 3.91%, 07/01/49 (a)	50,000	57,295
General Mills, Inc.
2.60%, 10/12/22 (a)	150,000	153,186
3.70%, 10/17/23 (a)	166,000	176,264
3.65%, 02/15/24 (a)	200,000	212,718
4.00%, 04/17/25 (a)	700,000	768,327
3.20%, 02/10/27 (a)	300,000	325,365
4.20%, 04/17/28 (a)	325,000	369,934
2.88%, 04/15/30 (a)	350,000	368,602
3.00%, 02/01/51 (a)(c)	401,000	401,497
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	550,000	570,520
0.75%, 09/29/23 (a)	750,000	750,097
3.70%, 04/01/24 (a)	700,000	748,216
3.50%, 02/01/25 (a)	600,000	645,912
3.65%, 03/01/26 (a)	700,000	767,088
2.95%, 03/01/27 (a)	350,000	376,323
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.20%, 10/01/27 (a)	400,000	391,452
4.60%, 09/01/35 (a)	600,000	728,394
4.00%, 09/01/36 (a)	300,000	345,333
5.65%, 12/01/41 (a)	200,000	274,744
4.80%, 04/01/44 (a)	650,000	817,979
4.50%, 02/01/45 (a)	400,000	486,536
4.75%, 03/01/46 (a)	950,000	1,195,071
4.15%, 03/01/47 (a)	825,000	967,312
2.80%, 10/01/50 (a)	500,000	474,190
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	350,000	350,658
3.00%, 06/01/24 (a)	300,000	318,216
3.38%, 06/01/29 (a)	650,000	715,773
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	103,629
3.38%, 05/15/23	250,000	262,313
3.63%, 05/15/25	750,000	819,780
3.88%, 05/15/28	500,000	566,650
5.38%, 04/15/34	180,000	239,339
6.38%, 05/15/38	1,100,000	1,625,261
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	248,005
4.21%, 07/01/48 (a)	150,000	183,957
4.50%, 07/01/57 (a)	250,000	334,300
Hartford HealthCare Corp.
3.45%, 07/01/54	200,000	210,044
Hasbro, Inc.
3.00%, 11/19/24 (a)	200,000	211,834
3.55%, 11/19/26 (a)	300,000	326,949
3.50%, 09/15/27 (a)	100,000	109,126
3.90%, 11/19/29 (a)	200,000	220,742
6.35%, 03/15/40	200,000	276,264
5.10%, 05/15/44 (a)	150,000	182,114
HCA, Inc.
4.75%, 05/01/23	650,000	691,054
5.00%, 03/15/24	850,000	932,900
5.25%, 04/15/25	500,000	566,880
5.25%, 06/15/26 (a)	250,000	287,098
4.50%, 02/15/27 (a)	500,000	563,055
4.13%, 06/15/29 (a)	650,000	726,518
5.13%, 06/15/39 (a)	300,000	371,301
5.50%, 06/15/47 (a)	600,000	777,012
5.25%, 06/15/49 (a)	700,000	890,001
3.50%, 07/15/51 (a)	500,000	496,990
Hershey Co.
0.90%, 06/01/25 (a)	250,000	249,795
2.30%, 08/15/26 (a)	460,000	484,260
2.45%, 11/15/29 (a)	100,000	104,443
3.13%, 11/15/49 (a)	150,000	158,967
2.65%, 06/01/50 (a)	300,000	292,788
Hormel Foods Corp.
0.65%, 06/03/24 (a)	350,000	350,367
1.70%, 06/03/28 (a)	150,000	150,810
1.80%, 06/11/30 (a)	250,000	246,315
3.05%, 06/03/51 (a)	250,000	260,295
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	250,000	234,288
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	100,000	125,131
Illumina, Inc.
2.55%, 03/23/31 (a)	250,000	252,670
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	169,004

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	161,984
2.90%, 06/01/30 (a)	250,000	261,478
3.90%, 06/01/50 (a)	100,000	113,030
Integris Baptist Medical Center, Inc.
Series A 3.88%, 08/15/50 (a)	250,000	281,388
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	200,000	224,436
JM Smucker Co.
3.50%, 03/15/25	500,000	540,605
2.38%, 03/15/30 (a)	250,000	254,295
2.13%, 03/15/32 (a)	250,000	244,718
4.25%, 03/15/35	250,000	293,620
4.38%, 03/15/45	250,000	300,492
3.55%, 03/15/50 (a)	100,000	108,182
Johnson & Johnson
2.05%, 03/01/23 (a)	100,000	102,331
3.38%, 12/05/23	250,000	266,838
2.63%, 01/15/25 (a)	320,000	338,422
0.55%, 09/01/25 (a)	450,000	444,280
2.45%, 03/01/26 (a)	600,000	636,198
2.95%, 03/03/27 (a)	1,100,000	1,197,152
0.95%, 09/01/27 (a)	600,000	590,988
2.90%, 01/15/28 (a)	100,000	108,229
6.95%, 09/01/29	100,000	138,730
1.30%, 09/01/30 (a)	400,000	385,948
4.95%, 05/15/33	100,000	129,916
3.55%, 03/01/36 (a)	117,000	134,978
3.63%, 03/03/37 (a)	550,000	634,601
3.40%, 01/15/38 (a)	550,000	621,643
5.85%, 07/15/38	382,000	553,231
2.10%, 09/01/40 (a)	400,000	378,164
4.50%, 09/01/40	50,000	64,385
4.85%, 05/15/41	150,000	198,443
4.50%, 12/05/43 (a)	200,000	260,856
3.70%, 03/01/46 (a)	925,000	1,086,690
3.75%, 03/03/47 (a)	200,000	238,168
3.50%, 01/15/48 (a)	50,000	57,631
2.25%, 09/01/50 (a)	800,000	741,984
2.45%, 09/01/60 (a)	650,000	607,795
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	815,850
2.81%, 06/01/41 (a)	400,000	406,684
4.88%, 04/01/42	50,000	66,547
4.15%, 05/01/47 (a)	125,000	152,843
3.27%, 11/01/49 (a)	550,000	589,143
3.00%, 06/01/51 (a)	400,000	409,080
Kellogg Co.
2.65%, 12/01/23	350,000	366,268
4.30%, 05/15/28 (a)	750,000	859,740
2.10%, 06/01/30 (a)	250,000	247,893
7.45%, 04/01/31	50,000	71,678
4.50%, 04/01/46	231,000	283,275
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	238,927
3.13%, 12/15/23 (a)	250,000	263,520
4.42%, 05/25/25 (a)	550,000	611,501
3.40%, 11/15/25 (a)	200,000	216,904
2.55%, 09/15/26 (a)	250,000	264,068
3.43%, 06/15/27 (a)	200,000	219,656
4.60%, 05/25/28 (a)	500,000	580,220
3.20%, 05/01/30 (a)	300,000	322,776
2.25%, 03/15/31 (a)	500,000	501,135
4.99%, 05/25/38 (a)	200,000	250,966
4.50%, 11/15/45 (a)	250,000	303,800
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.42%, 12/15/46 (a)	250,000	300,670
5.09%, 05/25/48 (a)	150,000	198,816
3.80%, 05/01/50 (a)	250,000	281,698
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	258,653
1.05%, 09/15/27 (a)	300,000	295,869
3.95%, 11/01/28 (a)	200,000	229,454
3.20%, 04/25/29 (a)	600,000	658,542
3.10%, 03/26/30 (a)	200,000	219,188
6.63%, 08/01/37	100,000	152,834
5.30%, 03/01/41	450,000	611,802
3.20%, 07/30/46 (a)	100,000	107,467
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	223,000	304,631
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	324,024
5.00%, 03/15/42	250,000	324,882
Kroger Co.
4.00%, 02/01/24 (a)	450,000	481,149
2.65%, 10/15/26 (a)	100,000	105,989
4.50%, 01/15/29 (a)	200,000	234,374
2.20%, 05/01/30 (a)	550,000	552,310
1.70%, 01/15/31 (a)	200,000	191,294
7.50%, 04/01/31	100,000	141,623
6.90%, 04/15/38	140,000	206,235
5.40%, 07/15/40 (a)	200,000	262,360
5.00%, 04/15/42 (a)	100,000	126,810
5.15%, 08/01/43 (a)	67,000	87,454
3.88%, 10/15/46 (a)	200,000	220,630
4.45%, 02/01/47 (a)	350,000	418,607
4.65%, 01/15/48 (a)	200,000	246,162
5.40%, 01/15/49 (a)	200,000	273,788
3.95%, 01/15/50 (a)	320,000	362,973
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	800,000	852,200
2.30%, 12/01/24 (a)	350,000	364,514
3.60%, 02/01/25 (a)	150,000	161,265
2.95%, 12/01/29 (a)	100,000	105,615
2.70%, 06/01/31 (a)	250,000	255,593
4.70%, 02/01/45 (a)	300,000	366,573
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	200,000	231,654
3.19%, 07/01/49 (a)	100,000	105,391
4.12%, 07/01/55	150,000	185,231
3.34%, 07/01/60 (a)	250,000	267,343
Mayo Clinic
3.77%, 11/15/43	100,000	116,798
4.13%, 11/15/52	250,000	318,702
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	300,000	319,182
0.90%, 02/15/26 (a)	250,000	245,950
3.40%, 08/15/27 (a)	350,000	384,965
2.50%, 04/15/30 (a)	200,000	204,744
4.20%, 08/15/47 (a)	150,000	178,134
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	255,515
3.80%, 03/15/24 (a)	500,000	534,220
0.90%, 12/03/25 (a)	250,000	246,513
3.95%, 02/16/28 (a)	200,000	225,138
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	200,000	251,714
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	333,975
5.90%, 11/01/39	150,000	212,784
4.60%, 06/01/44 (a)	200,000	258,452

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MedStar Health, Inc.
3.63%, 08/15/49	200,000	219,980
Medtronic, Inc.
3.50%, 03/15/25	648,000	703,236
4.38%, 03/15/35	800,000	986,248
4.63%, 03/15/45	750,000	979,807
Memorial Health Services
3.45%, 11/01/49 (a)	150,000	166,134
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	40,488
4.13%, 07/01/52	300,000	376,434
4.20%, 07/01/55	300,000	381,138
Merck & Co., Inc.
2.80%, 05/18/23	800,000	831,616
2.75%, 02/10/25 (a)	1,550,000	1,641,062
0.75%, 02/24/26 (a)	100,000	98,732
3.40%, 03/07/29 (a)	600,000	664,698
1.45%, 06/24/30 (a)	450,000	435,726
6.50%, 12/01/33 (e)(f)	350,000	513,632
3.90%, 03/07/39 (a)	350,000	409,440
2.35%, 06/24/40 (a)	450,000	429,160
3.60%, 09/15/42 (a)	200,000	226,240
4.15%, 05/18/43	450,000	547,974
3.70%, 02/10/45 (a)	800,000	913,200
4.00%, 03/07/49 (a)	600,000	720,840
2.45%, 06/24/50 (a)	300,000	279,237
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	63,872
Methodist Hospital
Series 20A 2.71%, 12/01/50 (a)	300,000	289,755
MidMichigan Health
Series 2020 3.41%, 06/01/50 (a)	200,000	216,584
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	631,017
5.00%, 05/01/42	350,000	425,362
4.20%, 07/15/46 (a)	650,000	720,772
Mondelez International, Inc.
1.50%, 05/04/25 (a)	300,000	304,449
3.63%, 02/13/26 (a)	200,000	219,284
4.13%, 05/07/28 (a)	300,000	346,227
2.75%, 04/13/30 (a)	425,000	445,230
1.50%, 02/04/31 (a)	250,000	235,633
1.88%, 10/15/32 (a)	250,000	239,985
2.63%, 09/04/50 (a)	400,000	368,840
Montefiore Obligated Group
5.25%, 11/01/48	200,000	233,396
4.29%, 09/01/50	200,000	207,066
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	300,000	329,655
3.39%, 07/01/50 (a)	250,000	260,335
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	148,928
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	212,976
4.55%, 04/15/28 (a)	250,000	285,340
5.40%, 11/29/43 (a)	150,000	186,443
5.20%, 04/15/48 (a)	350,000	429,520
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	233,350
4.02%, 08/01/45	100,000	122,060
4.06%, 08/01/56	200,000	251,434
2.61%, 08/01/60 (a)	100,000	93,717
3.95%, 08/01/19 (a)	200,000	235,060
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	225,522
4.26%, 11/01/47 (a)	300,000	354,111
3.81%, 11/01/49 (a)	150,000	167,636
Novant Health, Inc.
3.32%, 11/01/61 (a)	250,000	265,048
Novartis Capital Corp.
3.40%, 05/06/24	350,000	375,494
1.75%, 02/14/25 (a)	350,000	359,891
3.00%, 11/20/25 (a)	750,000	806,752
2.00%, 02/14/27 (a)	490,000	507,096
3.10%, 05/17/27 (a)	350,000	381,650
2.20%, 08/14/30 (a)	550,000	564,899
3.70%, 09/21/42	150,000	172,893
4.40%, 05/06/44	625,000	799,700
4.00%, 11/20/45 (a)	500,000	603,960
2.75%, 08/14/50 (a)	650,000	655,044
NYU Langone Hospitals
5.75%, 07/01/43	200,000	282,560
4.78%, 07/01/44	100,000	127,994
4.37%, 07/01/47 (a)	230,000	274,431
3.38%, 07/01/55 (a)	200,000	208,570
OhioHealth Corp.
Series 2020 3.04%, 11/15/50 (a)	150,000	156,411
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	150,000	180,063
3.33%, 10/01/50 (a)	150,000	159,356
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	151,563
4.79%, 11/15/48 (a)	100,000	135,033
3.22%, 11/15/50 (a)	250,000	260,893
PepsiCo, Inc.
2.75%, 03/01/23	500,000	517,765
0.75%, 05/01/23	400,000	403,240
0.40%, 10/07/23	300,000	300,588
3.60%, 03/01/24 (a)	600,000	640,116
2.25%, 03/19/25 (a)	550,000	574,139
2.75%, 04/30/25 (a)	300,000	318,735
3.50%, 07/17/25 (a)	100,000	108,956
2.38%, 10/06/26 (a)	300,000	318,162
2.63%, 03/19/27 (a)	450,000	480,163
3.00%, 10/15/27 (a)	500,000	547,585
2.63%, 07/29/29 (a)	400,000	424,600
2.75%, 03/19/30 (a)	700,000	746,900
1.63%, 05/01/30 (a)	225,000	220,925
1.40%, 02/25/31 (a)	200,000	192,322
3.50%, 03/19/40 (a)	500,000	560,580
4.00%, 03/05/42	250,000	297,935
3.60%, 08/13/42	245,000	277,810
4.25%, 10/22/44 (a)	200,000	244,598
4.60%, 07/17/45 (a)	375,000	483,862
4.45%, 04/14/46 (a)	500,000	635,795
3.45%, 10/06/46 (a)	500,000	553,785
4.00%, 05/02/47 (a)	500,000	601,095
3.38%, 07/29/49 (a)	350,000	385,140
2.88%, 10/15/49 (a)	250,000	255,055
3.63%, 03/19/50 (a)	450,000	519,696
3.88%, 03/19/60 (a)	350,000	425,355
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	250,000	250,215
1.90%, 09/15/28 (a)	250,000	248,230
3.30%, 09/15/29 (a)	250,000	269,468
2.25%, 09/15/31 (a)	250,000	247,013
3.63%, 03/15/51 (a)	200,000	214,588

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
3.00%, 06/15/23	500,000	522,535
3.20%, 09/15/23 (a)	500,000	526,505
2.95%, 03/15/24 (a)	268,000	283,118
3.40%, 05/15/24	250,000	268,318
0.80%, 05/28/25 (a)	500,000	498,505
2.75%, 06/03/26	800,000	861,696
3.00%, 12/15/26	650,000	711,074
3.60%, 09/15/28 (a)	250,000	281,170
3.45%, 03/15/29 (a)	500,000	556,110
2.63%, 04/01/30 (a)	500,000	528,100
1.70%, 05/28/30 (a)	250,000	246,668
4.00%, 12/15/36	250,000	297,542
4.10%, 09/15/38 (a)	200,000	239,330
3.90%, 03/15/39 (a)	250,000	292,815
7.20%, 03/15/39	650,000	1,046,292
2.55%, 05/28/40 (a)	250,000	247,825
5.60%, 09/15/40	200,000	282,738
4.30%, 06/15/43	150,000	184,176
4.40%, 05/15/44	850,000	1,064,208
4.13%, 12/15/46	750,000	915,360
4.20%, 09/15/48 (a)	300,000	372,591
4.00%, 03/15/49 (a)	250,000	302,817
2.70%, 05/28/50 (a)	250,000	246,528
Pharmacia LLC
6.60%, 12/01/28	400,000	531,592
Philip Morris International, Inc.
2.50%, 11/02/22 (a)	250,000	255,478
2.63%, 03/06/23	150,000	155,027
1.13%, 05/01/23	200,000	202,578
2.13%, 05/10/23 (a)	500,000	512,620
2.88%, 05/01/24 (a)	200,000	211,002
1.50%, 05/01/25 (a)	200,000	202,968
2.75%, 02/25/26 (a)	330,000	350,295
0.88%, 05/01/26 (a)	250,000	245,580
3.13%, 08/17/27 (a)	50,000	54,270
3.13%, 03/02/28 (a)	650,000	700,030
3.38%, 08/15/29 (a)	250,000	274,328
2.10%, 05/01/30 (a)	250,000	248,958
1.75%, 11/01/30 (a)	250,000	240,815
6.38%, 05/16/38	700,000	984,263
4.38%, 11/15/41	300,000	347,019
4.50%, 03/20/42	350,000	409,958
3.88%, 08/21/42	250,000	271,565
4.13%, 03/04/43	250,000	279,945
4.88%, 11/15/43	175,000	215,618
4.25%, 11/10/44	400,000	458,632
Procter & Gamble Co.
0.55%, 10/29/25	600,000	591,498
2.70%, 02/02/26	500,000	535,335
1.00%, 04/23/26	250,000	250,275
2.45%, 11/03/26	350,000	372,053
2.80%, 03/25/27	300,000	323,298
3.00%, 03/25/30	500,000	547,160
1.20%, 10/29/30	250,000	237,815
1.95%, 04/23/31	400,000	405,364
5.80%, 08/15/34	250,000	352,482
3.55%, 03/25/40	300,000	351,528
3.50%, 10/25/47	300,000	356,895
3.60%, 03/25/50	150,000	183,017
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	312,468
3.74%, 10/01/47	112,000	128,152
3.93%, 10/01/48 (a)	200,000	235,806
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	323,031
3.45%, 06/01/26 (a)	50,000	54,420
4.20%, 06/30/29 (a)	100,000	114,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 06/30/30 (a)	300,000	317,265
2.80%, 06/30/31 (a)	300,000	313,473
4.70%, 03/30/45 (a)	150,000	184,563
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	428,152
2.80%, 09/15/50 (a)	350,000	323,449
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	827,137
5.70%, 08/15/35 (a)	300,000	359,652
7.25%, 06/15/37	375,000	506,175
6.15%, 09/15/43	450,000	564,259
5.85%, 08/15/45 (a)	750,000	915,000
Royalty Pharma PLC
0.75%, 09/02/23	350,000	351,127
1.20%, 09/02/25 (a)	350,000	347,676
1.75%, 09/02/27 (a)	350,000	348,512
2.20%, 09/02/30 (a)	500,000	490,005
2.15%, 09/02/31 (a)	250,000	240,865
3.30%, 09/02/40 (a)	450,000	450,144
3.55%, 09/02/50 (a)	150,000	147,747
3.35%, 09/02/51 (a)	250,000	237,283
Rush Obligated Group
3.92%, 11/15/29 (a)	250,000	283,175
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	300,000	356,361
Sanofi
3.38%, 06/19/23 (a)	400,000	420,064
3.63%, 06/19/28 (a)	250,000	284,758
Sharp HealthCare
2.68%, 08/01/50 (a)	250,000	239,145
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	1,000,000	1,042,690
3.20%, 09/23/26 (a)	1,100,000	1,188,440
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	244,025
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	112,255
SSM Health Care Corp.
3.69%, 06/01/23 (a)	450,000	470,308
Stanford Health Care
3.80%, 11/15/48 (a)	250,000	294,160
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	204,626
3.75%, 03/15/51 (a)	150,000	162,368
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	159,711
1.15%, 06/15/25 (a)	200,000	201,690
3.50%, 03/15/26 (a)	790,000	862,317
3.65%, 03/07/28 (a)	150,000	166,826
1.95%, 06/15/30 (a)	500,000	494,120
4.10%, 04/01/43 (a)	100,000	115,462
4.38%, 05/15/44 (a)	100,000	121,764
4.63%, 03/15/46 (a)	400,000	513,260
2.90%, 06/15/50 (a)	300,000	299,967
Sutter Health
1.32%, 08/15/25 (a)	250,000	250,938
3.16%, 08/15/40 (a)	100,000	103,897
4.09%, 08/15/48 (a)	350,000	416,776
3.36%, 08/15/50 (a)	200,000	210,518
Sysco Corp.
3.55%, 03/15/25 (a)	350,000	378,591
3.75%, 10/01/25 (a)	300,000	328,173
3.30%, 07/15/26 (a)	250,000	270,245
3.25%, 07/15/27 (a)	200,000	216,354
2.40%, 02/15/30 (a)	200,000	203,486

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 04/01/30 (a)	500,000	636,580
5.38%, 09/21/35	200,000	257,684
4.85%, 10/01/45 (a)	225,000	280,816
4.50%, 04/01/46 (a)	300,000	359,127
4.45%, 03/15/48 (a)	100,000	119,414
3.30%, 02/15/50 (a)	300,000	308,166
6.60%, 04/01/50 (a)	531,000	837,785
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	500,000	538,895
5.00%, 11/26/28 (a)	700,000	836,213
2.05%, 03/31/30 (a)	700,000	689,857
3.03%, 07/09/40 (a)	550,000	558,046
3.18%, 07/09/50 (a)	600,000	610,428
3.38%, 07/09/60 (a)	300,000	316,002
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	224,145
4.33%, 11/15/55	100,000	130,261
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	422,000	464,727
3.65%, 12/15/25 (a)	160,000	174,576
2.95%, 09/19/26 (a)	248,000	266,717
3.20%, 08/15/27 (a)	312,000	339,830
1.75%, 10/15/28 (a)	200,000	199,598
2.60%, 10/01/29 (a)	310,000	324,520
4.50%, 03/25/30 (a)	372,000	439,990
2.00%, 10/15/31 (a)	400,000	391,940
2.80%, 10/15/41 (a)	400,000	399,208
5.30%, 02/01/44 (a)	198,000	273,074
4.10%, 08/15/47 (a)	310,000	376,256
Toledo Hospital
5.33%, 11/15/28	75,000	85,154
5.75%, 11/15/38 (a)	275,000	331,367
6.02%, 11/15/48	150,000	178,617
Trinity Health Corp.
4.13%, 12/01/45	225,000	276,892
3.43%, 12/01/48	100,000	110,309
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	159,749
3.95%, 08/15/24 (a)	150,000	162,102
4.00%, 03/01/26 (a)	250,000	278,088
3.55%, 06/02/27 (a)	350,000	386,470
4.35%, 03/01/29 (a)	260,000	300,984
4.88%, 08/15/34 (a)	800,000	985,592
5.15%, 08/15/44 (a)	275,000	359,205
4.55%, 06/02/47 (a)	400,000	490,812
5.10%, 09/28/48 (a)	210,000	277,549
Unilever Capital Corp.
0.38%, 09/14/23	250,000	250,238
3.25%, 03/07/24 (a)	200,000	212,510
2.60%, 05/05/24 (a)	550,000	577,203
3.10%, 07/30/25	200,000	215,792
2.00%, 07/28/26	350,000	363,762
2.90%, 05/05/27 (a)	200,000	215,490
3.50%, 03/22/28 (a)	550,000	610,758
2.13%, 09/06/29 (a)	400,000	408,900
1.38%, 09/14/30 (a)	350,000	334,691
1.75%, 08/12/31 (a)	200,000	195,226
5.90%, 11/15/32	400,000	542,808
2.63%, 08/12/51 (a)	200,000	193,216
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	475,000	478,767
UPMC
3.60%, 04/03/25	100,000	107,892
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	800,000	881,448
5.25%, 06/15/46 (a)	400,000	489,908
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
1.65%, 06/22/25 (a)(c)	350,000	353,794
2.30%, 06/22/27 (a)(c)	250,000	255,465
2.70%, 06/22/30 (a)(c)	400,000	404,260
3.85%, 06/22/40 (a)(c)	650,000	697,749
4.00%, 06/22/50 (a)(c)	750,000	798,375
West Virginia United Health System Obligated Group
Series 2020 3.13%, 06/01/50 (a)	150,000	152,292
Whirlpool Corp.
4.00%, 03/01/24	100,000	107,690
3.70%, 05/01/25	100,000	108,540
4.75%, 02/26/29 (a)	250,000	292,597
4.50%, 06/01/46 (a)	150,000	179,484
4.60%, 05/15/50 (a)	300,000	370,545
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	192,866
3.07%, 03/01/51 (a)	200,000	199,906
Wyeth LLC
6.50%, 02/01/34	350,000	502,603
6.00%, 02/15/36	250,000	353,675
5.95%, 04/01/37	550,000	775,159
Yale-New Haven Health Services Corp.
Series 2020 2.50%, 07/01/50 (a)	250,000	232,313
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	100,000	104,359
3.55%, 04/01/25 (a)	600,000	645,222
3.05%, 01/15/26 (a)	350,000	373,835
3.55%, 03/20/30 (a)	300,000	328,248
4.45%, 08/15/45 (a)	299,000	354,243
Zoetis, Inc.
3.25%, 02/01/23 (a)	550,000	566,951
3.00%, 09/12/27 (a)	500,000	538,485
3.90%, 08/20/28 (a)	520,000	584,906
2.00%, 05/15/30 (a)	200,000	197,898
4.70%, 02/01/43 (a)	300,000	382,950
4.45%, 08/20/48 (a)	150,000	188,787
3.00%, 05/15/50 (a)	300,000	305,385
		375,656,371
Energy 2.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	410,928
3.34%, 12/15/27 (a)	550,000	600,264
3.14%, 11/07/29 (a)	300,000	321,966
4.49%, 05/01/30 (a)	150,000	175,598
4.08%, 12/15/47 (a)	575,000	648,318
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	191,826
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	365,713
4.45%, 07/15/27 (a)	450,000	506,983
3.40%, 02/15/31 (a)	350,000	369,022
BP Capital Markets America, Inc.
2.94%, 04/06/23	300,000	311,307
2.75%, 05/10/23	400,000	415,204
3.22%, 11/28/23 (a)	400,000	421,824
3.79%, 02/06/24 (a)	400,000	428,264
3.22%, 04/14/24 (a)	350,000	371,367
3.19%, 04/06/25 (a)	300,000	321,039
3.80%, 09/21/25 (a)	350,000	384,968
3.41%, 02/11/26 (a)	250,000	272,650
3.12%, 05/04/26 (a)	400,000	432,452
3.02%, 01/16/27 (a)	300,000	322,608
3.54%, 04/06/27 (a)	300,000	330,699

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.59%, 04/14/27 (a)	250,000	275,945
3.94%, 09/21/28 (a)	350,000	395,304
4.23%, 11/06/28 (a)	700,000	804,090
3.63%, 04/06/30 (a)	650,000	724,841
1.75%, 08/10/30 (a)	400,000	389,260
3.06%, 06/17/41 (a)	400,000	403,772
3.00%, 02/24/50 (a)	850,000	820,335
2.77%, 11/10/50 (a)	550,000	508,376
2.94%, 06/04/51 (a)	850,000	808,579
3.00%, 03/17/52 (a)	500,000	478,830
3.38%, 02/08/61 (a)	400,000	398,280
BP Capital Markets PLC
2.50%, 11/06/22	300,000	307,326
3.99%, 09/26/23	250,000	267,610
3.81%, 02/10/24	400,000	429,520
3.54%, 11/04/24	300,000	324,471
3.51%, 03/17/25	300,000	325,107
3.28%, 09/19/27 (a)	550,000	602,437
3.72%, 11/28/28 (a)	250,000	279,020
Burlington Resources LLC
7.20%, 08/15/31	400,000	568,476
7.40%, 12/01/31	100,000	145,836
5.95%, 10/15/36	250,000	343,377
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	550,000	566,087
3.80%, 04/15/24 (a)	150,000	159,794
3.90%, 02/01/25 (a)	100,000	108,180
3.85%, 06/01/27 (a)	200,000	219,088
2.95%, 07/15/30 (a)	350,000	362,295
7.20%, 01/15/32	225,000	304,493
6.45%, 06/30/33	150,000	196,083
5.85%, 02/01/35	100,000	126,596
6.50%, 02/15/37	200,000	267,756
6.25%, 03/15/38	300,000	400,065
6.75%, 02/01/39	250,000	347,642
4.95%, 06/01/47 (a)	250,000	310,223
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	350,000	396,753
4.25%, 04/15/27 (a)	400,000	444,792
4.40%, 04/15/29 (a)	200,000	224,328
5.25%, 06/15/37 (a)	350,000	417,350
6.80%, 09/15/37	250,000	334,503
6.75%, 11/15/39	500,000	681,525
5.40%, 06/15/47 (a)	325,000	400,309
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	706,437
5.88%, 03/31/25 (a)	375,000	423,709
5.13%, 06/30/27 (a)	550,000	636,856
3.70%, 11/15/29 (a)	500,000	544,075
Chevron Corp.
2.36%, 12/05/22 (a)	299,000	304,816
1.14%, 05/11/23	400,000	405,512
2.57%, 05/16/23 (a)	250,000	258,058
3.19%, 06/24/23 (a)	1,200,000	1,250,964
2.90%, 03/03/24 (a)	950,000	1,001,870
1.55%, 05/11/25 (a)	950,000	971,831
3.33%, 11/17/25 (a)	50,000	54,404
2.95%, 05/16/26 (a)	300,000	323,340
2.00%, 05/11/27 (a)	100,000	103,233
2.24%, 05/11/30 (a)	550,000	564,305
2.98%, 05/11/40 (a)	300,000	309,993
3.08%, 05/11/50 (a)	450,000	466,614
Chevron USA, Inc.
0.43%, 08/11/23	200,000	200,486
3.90%, 11/15/24 (a)	170,000	185,793
0.69%, 08/12/25 (a)	250,000	247,430
1.02%, 08/12/27 (a)	250,000	244,563
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 01/15/28 (a)	250,000	282,415
3.25%, 10/15/29 (a)	200,000	219,306
6.00%, 03/01/41 (a)	250,000	362,607
5.25%, 11/15/43 (a)	350,000	472,244
5.05%, 11/15/44 (a)	350,000	467,645
4.95%, 08/15/47 (a)	200,000	267,534
4.20%, 10/15/49 (a)	250,000	305,068
2.34%, 08/12/50 (a)	150,000	135,978
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	269,658
3.90%, 05/15/27 (a)	200,000	219,140
4.38%, 03/15/29 (a)	200,000	225,940
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	536,550
5.80%, 06/01/45 (a)	100,000	136,551
Conoco Funding Co.
7.25%, 10/15/31	150,000	215,084
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	805,084
4.30%, 08/15/28 (a)(c)	500,000	575,875
6.95%, 04/15/29	550,000	737,264
2.40%, 02/15/31 (a)(c)	250,000	254,255
5.90%, 10/15/32	100,000	132,625
5.90%, 05/15/38	300,000	412,848
6.50%, 02/01/39	950,000	1,390,087
4.30%, 11/15/44 (a)	300,000	360,750
5.95%, 03/15/46 (a)	125,000	184,448
4.88%, 10/01/47 (a)(c)	150,000	194,928
4.85%, 08/15/48 (a)(c)	375,000	488,962
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	200,000	221,406
5.85%, 12/15/25 (a)	250,000	289,450
5.25%, 10/15/27 (a)	200,000	212,616
5.88%, 06/15/28 (a)(c)	100,000	110,102
4.50%, 01/15/30 (a)(c)	195,000	212,439
7.88%, 09/30/31	150,000	212,016
7.95%, 04/15/32	100,000	142,070
5.60%, 07/15/41 (a)	500,000	627,350
4.75%, 05/15/42 (a)	150,000	170,622
5.00%, 06/15/45 (a)	400,000	469,720
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	400,000	419,796
4.75%, 05/31/25 (a)	225,000	251,287
3.25%, 12/01/26 (a)	300,000	320,859
3.50%, 12/01/29 (a)	600,000	642,486
3.13%, 03/24/31 (a)	300,000	311,313
4.40%, 03/24/51 (a)	200,000	227,524
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	150,000	157,997
2.50%, 11/15/24 (a)	150,000	157,047
3.60%, 12/15/24 (a)	267,000	287,292
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(c)	200,000	210,778
4.80%, 11/01/43 (a)(c)	50,000	61,484
4.60%, 12/15/44 (a)(c)	50,000	59,908
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	106,220
4.40%, 03/15/27 (a)	300,000	332,622
4.95%, 05/15/28 (a)	400,000	450,204
4.15%, 09/15/29 (a)	200,000	217,032
5.00%, 05/15/44 (a)	200,000	219,106
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	174,867
7.50%, 04/15/38	100,000	149,160
5.50%, 09/15/40 (a)	200,000	256,440
7.38%, 10/15/45 (a)	150,000	238,770

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	264,710
2.50%, 01/15/25 (a)	150,000	156,302
4.25%, 12/01/26 (a)	850,000	956,207
3.70%, 07/15/27 (a)	475,000	522,562
3.13%, 11/15/29 (a)	350,000	374,419
2.50%, 08/01/33 (a)	400,000	401,696
4.50%, 06/10/44 (a)	250,000	291,440
5.50%, 12/01/46 (a)	150,000	201,968
4.00%, 11/15/49 (a)	300,000	337,164
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	250,000	260,580
4.20%, 09/15/23 (a)	50,000	53,099
5.88%, 01/15/24 (a)	650,000	713,797
4.90%, 02/01/24 (a)	250,000	269,428
4.50%, 04/15/24 (a)	200,000	216,484
4.05%, 03/15/25 (a)	200,000	215,930
2.90%, 05/15/25 (a)	400,000	419,756
4.75%, 01/15/26 (a)	650,000	726,531
4.20%, 04/15/27 (a)	250,000	276,488
5.50%, 06/01/27 (a)	350,000	410,938
4.95%, 06/15/28 (a)	400,000	459,868
5.25%, 04/15/29 (a)	300,000	351,633
3.75%, 05/15/30 (a)	500,000	540,030
4.90%, 03/15/35 (a)	150,000	172,125
6.63%, 10/15/36	125,000	163,761
7.50%, 07/01/38	300,000	417,495
6.05%, 06/01/41 (a)	250,000	310,595
6.50%, 02/01/42 (a)	400,000	521,528
5.15%, 02/01/43 (a)	100,000	112,793
5.95%, 10/01/43 (a)	148,000	181,417
5.15%, 03/15/45 (a)	350,000	401,149
6.13%, 12/15/45 (a)	400,000	509,576
5.30%, 04/15/47 (a)	300,000	351,435
6.00%, 06/15/48 (a)	350,000	444,468
6.25%, 04/15/49 (a)	650,000	856,674
5.00%, 05/15/50 (a)	650,000	751,283
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	319,530
Eni USA, Inc.
7.30%, 11/15/27	150,000	194,024
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	450,000	466,159
3.90%, 02/15/24 (a)	450,000	480,478
3.75%, 02/15/25 (a)	400,000	433,944
3.70%, 02/15/26 (a)	150,000	164,820
3.95%, 02/15/27 (a)	25,000	27,866
4.15%, 10/16/28 (a)	400,000	455,184
3.13%, 07/31/29 (a)	650,000	698,639
2.80%, 01/31/30 (a)	575,000	601,829
6.65%, 10/15/34	250,000	349,305
7.55%, 04/15/38	150,000	230,276
6.13%, 10/15/39	300,000	411,585
6.45%, 09/01/40	70,000	99,154
5.95%, 02/01/41	300,000	408,225
5.70%, 02/15/42	150,000	199,919
4.85%, 08/15/42 (a)	300,000	363,225
4.45%, 02/15/43 (a)	300,000	345,354
4.85%, 03/15/44 (a)	400,000	481,908
5.10%, 02/15/45 (a)	350,000	436,313
4.90%, 05/15/46 (a)	400,000	490,492
4.25%, 02/15/48 (a)	500,000	567,480
4.80%, 02/01/49 (a)	450,000	550,179
4.20%, 01/31/50 (a)	500,000	565,175
3.70%, 01/31/51 (a)	325,000	342,537
3.20%, 02/15/52 (a)	350,000	338,859
4.95%, 10/15/54 (a)	275,000	347,418
3.95%, 01/31/60 (a)	425,000	457,542
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 08/16/77 (a)(b)	335,000	351,224
5.38%, 02/15/78 (a)(b)	235,000	244,971
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	513,715
3.15%, 04/01/25 (a)	250,000	267,078
4.15%, 01/15/26 (a)	50,000	55,819
4.38%, 04/15/30 (a)	300,000	350,427
3.90%, 04/01/35 (a)	165,000	187,430
4.95%, 04/15/50 (a)	300,000	397,701
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	450,000	463,707
1.57%, 04/15/23	1,000,000	1,019,460
3.18%, 03/15/24 (a)	250,000	264,778
2.02%, 08/16/24 (a)	375,000	389,921
2.71%, 03/06/25 (a)	600,000	633,390
2.99%, 03/19/25 (a)	1,000,000	1,066,910
3.04%, 03/01/26 (a)	400,000	431,764
2.28%, 08/16/26 (a)	800,000	841,056
3.29%, 03/19/27 (a)	400,000	439,388
2.44%, 08/16/29 (a)	400,000	416,948
3.48%, 03/19/30 (a)	650,000	724,048
2.61%, 10/15/30 (a)	800,000	838,304
3.00%, 08/16/39 (a)	250,000	258,333
4.23%, 03/19/40 (a)	450,000	534,910
3.57%, 03/06/45 (a)	400,000	437,740
4.11%, 03/01/46 (a)	850,000	998,325
3.10%, 08/16/49 (a)	950,000	962,093
4.33%, 03/19/50 (a)	1,000,000	1,223,070
3.45%, 04/15/51 (a)	900,000	963,693
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	209,524
3.80%, 11/15/25 (a)	400,000	438,244
2.92%, 03/01/30 (a)	300,000	310,518
4.85%, 11/15/35 (a)	425,000	502,477
6.70%, 09/15/38	250,000	341,452
7.45%, 09/15/39	400,000	583,952
4.50%, 11/15/41 (a)	200,000	221,156
4.75%, 08/01/43 (a)	400,000	456,728
5.00%, 11/15/45 (a)	600,000	719,214
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	222,742
2.90%, 09/29/31 (a)	200,000	200,692
Hess Corp.
3.50%, 07/15/24 (a)	100,000	105,786
4.30%, 04/01/27 (a)	200,000	222,032
7.88%, 10/01/29	200,000	271,230
7.30%, 08/15/31	313,000	423,304
7.13%, 03/15/33	350,000	473,532
6.00%, 01/15/40	100,000	129,100
5.60%, 02/15/41	450,000	560,650
5.80%, 04/01/47 (a)	250,000	325,535
HollyFrontier Corp.
2.63%, 10/01/23	150,000	154,973
5.88%, 04/01/26 (a)	310,000	355,889
4.50%, 10/01/30 (a)	250,000	272,425
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	500,000	516,945
3.50%, 09/01/23 (a)	250,000	262,145
4.15%, 02/01/24 (a)	200,000	213,930
4.30%, 05/01/24 (a)	450,000	485,860
5.80%, 03/15/35	250,000	320,738
6.50%, 02/01/37	200,000	272,218
6.95%, 01/15/38	350,000	496,541
6.55%, 09/15/40	100,000	138,772
7.50%, 11/15/40	150,000	223,343
6.38%, 03/01/41	300,000	410,805
5.63%, 09/01/41	350,000	441,010

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 08/15/42 (a)	300,000	355,575
4.70%, 11/01/42 (a)	300,000	343,110
5.00%, 03/01/43 (a)	350,000	416,199
5.50%, 03/01/44 (a)	100,000	125,268
5.40%, 09/01/44 (a)	400,000	500,652
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	828,630
4.30%, 03/01/28 (a)	740,000	839,301
2.00%, 02/15/31 (a)	350,000	338,355
7.80%, 08/01/31	500,000	714,350
5.55%, 06/01/45 (a)	700,000	894,733
5.05%, 02/15/46 (a)	150,000	181,647
5.20%, 03/01/48 (a)	296,000	369,408
3.25%, 08/01/50 (a)	250,000	240,010
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	267,263
5.15%, 10/15/43 (a)	400,000	486,464
4.25%, 09/15/46 (a)	150,000	167,037
4.20%, 10/03/47 (a)	200,000	220,428
4.85%, 02/01/49 (a)	99,000	118,355
3.95%, 03/01/50 (a)	300,000	320,268
Marathon Oil Corp.
4.40%, 07/15/27 (a)	350,000	393,907
6.80%, 03/15/32	188,000	243,898
6.60%, 10/01/37	400,000	531,156
5.20%, 06/01/45 (a)	150,000	179,007
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	400,000	422,812
4.75%, 12/15/23 (a)	300,000	324,252
3.63%, 09/15/24 (a)	350,000	375,620
4.70%, 05/01/25 (a)	400,000	446,684
5.13%, 12/15/26 (a)	250,000	291,088
3.80%, 04/01/28 (a)	250,000	274,850
6.50%, 03/01/41 (a)	400,000	551,112
4.75%, 09/15/44 (a)	350,000	410,368
4.50%, 04/01/48 (a)	150,000	170,594
5.00%, 09/15/54 (a)	100,000	120,015
MPLX LP
3.50%, 12/01/22 (a)	250,000	257,933
3.38%, 03/15/23 (a)	100,000	103,809
4.50%, 07/15/23 (a)	350,000	370,562
4.88%, 12/01/24 (a)	450,000	498,582
4.00%, 02/15/25 (a)	250,000	271,263
4.88%, 06/01/25 (a)	450,000	502,443
1.75%, 03/01/26 (a)	450,000	452,862
4.13%, 03/01/27 (a)	450,000	502,299
4.25%, 12/01/27 (a)	396,000	446,142
4.00%, 03/15/28 (a)	325,000	359,700
4.80%, 02/15/29 (a)	300,000	347,655
2.65%, 08/15/30 (a)	500,000	502,525
4.50%, 04/15/38 (a)	500,000	559,890
5.20%, 03/01/47 (a)	300,000	364,848
5.20%, 12/01/47 (a)	300,000	363,705
4.70%, 04/15/48 (a)	650,000	749,853
5.50%, 02/15/49 (a)	425,000	539,754
4.90%, 04/15/58 (a)	200,000	232,900
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	207,086
5.20%, 07/15/25 (a)	150,000	167,196
5.50%, 01/15/26 (a)	150,000	172,991
3.95%, 09/15/27 (a)	150,000	161,357
4.75%, 09/01/28 (a)	200,000	224,274
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	276,878
NOV, Inc.
3.60%, 12/01/29 (a)	200,000	210,700
3.95%, 12/01/42 (a)	400,000	397,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK Partners LP
3.38%, 10/01/22 (a)	500,000	510,560
5.00%, 09/15/23 (a)	150,000	160,683
4.90%, 03/15/25 (a)	200,000	222,058
6.65%, 10/01/36	250,000	336,870
6.85%, 10/15/37	150,000	204,393
6.13%, 02/01/41 (a)	50,000	64,291
6.20%, 09/15/43 (a)	150,000	196,770
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	222,458
2.75%, 09/01/24 (a)	250,000	262,153
2.20%, 09/15/25 (a)	200,000	205,132
5.85%, 01/15/26 (a)	200,000	234,928
4.55%, 07/15/28 (a)	475,000	538,754
4.35%, 03/15/29 (a)	250,000	281,900
3.40%, 09/01/29 (a)	250,000	265,818
3.10%, 03/15/30 (a)	200,000	208,552
6.35%, 01/15/31 (a)	250,000	320,700
4.95%, 07/13/47 (a)	225,000	264,404
5.20%, 07/15/48 (a)	450,000	549,121
4.45%, 09/01/49 (a)	250,000	278,710
4.50%, 03/15/50 (a)	50,000	55,937
7.15%, 01/15/51 (a)	150,000	220,170
Phillips 66
3.70%, 04/06/23	200,000	209,530
3.85%, 04/09/25 (a)	200,000	218,074
1.30%, 02/15/26 (a)	200,000	199,106
3.90%, 03/15/28 (a)	300,000	333,120
2.15%, 12/15/30 (a)	350,000	342,041
4.65%, 11/15/34 (a)	350,000	422,128
5.88%, 05/01/42	500,000	687,275
4.88%, 11/15/44 (a)	675,000	851,141
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	103,848
3.61%, 02/15/25 (a)	400,000	428,088
3.75%, 03/01/28 (a)	175,000	189,919
3.15%, 12/15/29 (a)	300,000	313,368
4.68%, 02/15/45 (a)	200,000	230,826
4.90%, 10/01/46 (a)	175,000	208,863
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	500,000	499,495
1.13%, 01/15/26 (a)	400,000	395,300
1.90%, 08/15/30 (a)	400,000	383,048
2.15%, 01/15/31 (a)	350,000	340,375
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	328,380
4.30%, 01/31/43 (a)	200,000	204,692
4.90%, 02/15/45 (a)	200,000	217,392
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	200,000	204,494
3.85%, 10/15/23 (a)	200,000	210,422
4.65%, 10/15/25 (a)	600,000	665,232
4.50%, 12/15/26 (a)	410,000	458,290
3.55%, 12/15/29 (a)	150,000	157,871
3.80%, 09/15/30 (a)	250,000	266,863
5.15%, 06/01/42 (a)	150,000	169,130
4.70%, 06/15/44 (a)	250,000	268,893
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	550,000	584,617
5.75%, 05/15/24 (a)	775,000	863,055
5.63%, 03/01/25 (a)	750,000	851,325
5.88%, 06/30/26 (a)	600,000	705,822
5.00%, 03/15/27 (a)	600,000	690,972
4.20%, 03/15/28 (a)	450,000	502,996
4.50%, 05/15/30 (a)	525,000	606,013
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	202,242

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	600,000	636,318
2.65%, 06/26/30 (a)	400,000	413,000
Shell International Finance BV
2.25%, 01/06/23	600,000	614,988
3.40%, 08/12/23	350,000	369,810
3.50%, 11/13/23 (a)	300,000	318,948
2.00%, 11/07/24 (a)	300,000	311,736
2.38%, 04/06/25 (a)	400,000	418,468
3.25%, 05/11/25	1,150,000	1,242,989
2.88%, 05/10/26	500,000	538,965
2.50%, 09/12/26	550,000	583,429
3.88%, 11/13/28 (a)	600,000	682,674
2.38%, 11/07/29 (a)	475,000	493,126
2.75%, 04/06/30 (a)	750,000	796,147
4.13%, 05/11/35	850,000	1,002,073
6.38%, 12/15/38	1,500,000	2,208,480
3.63%, 08/21/42	150,000	166,163
4.55%, 08/12/43	825,000	1,033,931
4.38%, 05/11/45	250,000	307,353
4.00%, 05/10/46	675,000	794,576
3.75%, 09/12/46	400,000	454,564
3.13%, 11/07/49 (a)	500,000	521,270
3.25%, 04/06/50 (a)	650,000	692,315
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	325,998
3.50%, 03/15/25 (a)	200,000	214,560
5.95%, 09/25/43 (a)	250,000	345,795
4.50%, 03/15/45 (a)	100,000	117,318
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	155,322
3.10%, 05/15/25 (a)	150,000	159,725
5.35%, 07/15/33	200,000	246,438
5.95%, 12/01/34	250,000	326,148
5.95%, 05/15/35	350,000	457,751
6.80%, 05/15/38	450,000	642,559
6.50%, 06/15/38	400,000	559,116
6.85%, 06/01/39	150,000	218,391
4.00%, 11/15/47 (a)	250,000	278,103
3.75%, 03/04/51 (a)	200,000	214,054
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	205,626
4.25%, 04/01/24 (a)	250,000	267,483
5.95%, 12/01/25 (a)	100,000	116,013
4.00%, 10/01/27 (a)	300,000	331,197
6.10%, 02/15/42	200,000	248,874
4.95%, 01/15/43 (a)	250,000	275,135
5.30%, 04/01/44 (a)	250,000	290,940
5.35%, 05/15/45 (a)	300,000	351,258
5.40%, 10/01/47 (a)	550,000	656,513
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	218,334
3.90%, 05/25/27 (a)	100,000	111,108
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	350,000	364,962
TotalEnergies Capital International S.A.
2.70%, 01/25/23	500,000	515,600
3.70%, 01/15/24	400,000	428,476
3.75%, 04/10/24	500,000	539,040
2.43%, 01/10/25 (a)	350,000	365,690
3.46%, 02/19/29 (a)	456,000	504,833
2.83%, 01/10/30 (a)	375,000	400,084
2.99%, 06/29/41 (a)	300,000	305,841
3.46%, 07/12/49 (a)	300,000	321,765
3.13%, 05/29/50 (a)	850,000	856,885
3.39%, 06/29/60 (a)	300,000	314,502
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	311,933
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	300,000	317,097
4.88%, 01/15/26 (a)	350,000	399,861
4.25%, 05/15/28 (a)	450,000	512,707
4.10%, 04/15/30 (a)	150,000	170,390
4.63%, 03/01/34 (a)	650,000	765,323
6.20%, 10/15/37	250,000	341,237
4.75%, 05/15/38 (a)	350,000	417,840
7.25%, 08/15/38	100,000	149,076
7.63%, 01/15/39	550,000	852,395
6.10%, 06/01/40	250,000	340,655
5.00%, 10/16/43 (a)	300,000	372,474
4.88%, 05/15/48 (a)	350,000	443,835
5.10%, 03/15/49 (a)	450,000	589,329
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	312,033
4.00%, 03/15/28 (a)	250,000	279,490
3.25%, 05/15/30 (a)	250,000	267,763
5.40%, 08/15/41 (a)	150,000	194,909
4.45%, 08/01/42 (a)	100,000	117,667
4.60%, 03/15/48 (a)	200,000	241,498
Valero Energy Corp.
2.70%, 04/15/23	250,000	258,133
1.20%, 03/15/24	300,000	302,859
3.65%, 03/15/25	173,000	187,324
2.85%, 04/15/25 (a)	400,000	421,380
3.40%, 09/15/26 (a)	450,000	484,591
2.15%, 09/15/27 (a)	200,000	201,538
4.35%, 06/01/28 (a)	350,000	393,739
4.00%, 04/01/29 (a)	450,000	495,337
7.50%, 04/15/32	150,000	207,989
6.63%, 06/15/37	550,000	741,284
4.90%, 03/15/45	250,000	299,885
Valero Energy Partners LP
4.38%, 12/15/26 (a)	200,000	224,548
4.50%, 03/15/28 (a)	200,000	225,698
Williams Cos., Inc.
3.70%, 01/15/23 (a)	250,000	258,303
4.50%, 11/15/23 (a)	250,000	267,963
4.30%, 03/04/24 (a)	150,000	161,177
4.55%, 06/24/24 (a)	450,000	491,148
3.90%, 01/15/25 (a)	487,000	526,325
4.00%, 09/15/25 (a)	250,000	274,035
3.75%, 06/15/27 (a)	750,000	827,160
3.50%, 11/15/30 (a)	350,000	380,541
8.75%, 03/15/32	250,000	383,165
6.30%, 04/15/40	600,000	818,610
5.80%, 11/15/43 (a)	200,000	261,988
5.75%, 06/24/44 (a)	200,000	264,288
4.90%, 01/15/45 (a)	150,000	180,180
5.10%, 09/15/45 (a)	500,000	620,165
4.85%, 03/01/48 (a)	300,000	367,173
		187,853,298
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	230,000	281,660
California Institute of Technology
4.70%, 11/01/11	250,000	358,212
3.65%, 09/01/19 (a)	200,000	225,842
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	334,965

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke University
2.68%, 10/01/44	200,000	201,558
2.83%, 10/01/55	200,000	203,624
Emory University
2.97%, 09/01/50 (a)	350,000	365,431
George Washington University
4.30%, 09/15/44	100,000	125,827
4.87%, 09/15/45	150,000	201,763
4.13%, 09/15/48 (a)	210,000	256,847
Georgetown University
4.32%, 04/01/49 (a)	76,000	94,799
2.94%, 04/01/50	225,000	222,385
5.22%, 10/01/18 (a)	100,000	145,555
Johns Hopkins University
4.08%, 07/01/53	175,000	224,091
Leland Stanford Junior University
3.65%, 05/01/48 (a)	300,000	359,946
2.41%, 06/01/50 (a)	250,000	240,970
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	59,643
2.99%, 07/01/50 (a)	200,000	215,538
2.29%, 07/01/51 (a)	150,000	141,407
5.60%, 07/01/11	315,000	544,200
4.68%, 07/01/14	200,000	288,208
3.89%, 07/01/16	200,000	243,072
Northeastern University
2.89%, 10/01/50	250,000	252,737
Northwestern University
4.64%, 12/01/44	200,000	260,662
2.64%, 12/01/50 (a)	250,000	251,655
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	68,067
3.15%, 07/15/46 (a)	207,000	228,309
2.52%, 10/15/50 (a)	200,000	197,526
3.30%, 07/15/56 (a)	200,000	227,910
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	207,026
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	231,236
The American University
3.67%, 04/01/49	150,000	168,893
Trustees of Boston College
3.13%, 07/01/52	200,000	210,760
Trustees of Princeton University
5.70%, 03/01/39	250,000	364,405
Series 2020 2.52%, 07/01/50 (a)	150,000	148,566
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	200,000	190,088
4.67%, 09/01/12	50,000	72,304
3.61%, 02/15/19 (a)	150,000	170,325
University of Chicago
2.76%, 04/01/45 (a)	150,000	153,336
2.55%, 04/01/50 (a)	300,000	288,603
4.00%, 10/01/53 (a)	50,000	62,058
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	173,742
3.39%, 02/15/48 (a)	149,000	170,687
University of Southern California
3.03%, 10/01/39	400,000	426,788
3.84%, 10/01/47 (a)	200,000	243,300
5.25%, 10/01/11	100,000	154,363
3.23%, 10/01/20 (a)	150,000	152,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
William Marsh Rice University
3.57%, 05/15/45	200,000	227,896
3.77%, 05/15/55	100,000	123,774
Yale University
0.87%, 04/15/25 (a)	75,000	75,296
1.48%, 04/15/30 (a)	350,000	343,962
2.40%, 04/15/50 (a)	200,000	192,474
		11,374,715
Technology 2.6%
Adobe, Inc.
1.70%, 02/01/23	100,000	101,903
1.90%, 02/01/25 (a)	150,000	154,932
3.25%, 02/01/25 (a)	530,000	568,881
2.15%, 02/01/27 (a)	300,000	314,133
2.30%, 02/01/30 (a)	450,000	465,768
Alphabet, Inc.
3.38%, 02/25/24	450,000	481,059
0.45%, 08/15/25 (a)	500,000	493,140
2.00%, 08/15/26 (a)	500,000	522,620
0.80%, 08/15/27 (a)	250,000	244,040
1.10%, 08/15/30 (a)	750,000	708,960
1.90%, 08/15/40 (a)	500,000	449,795
2.05%, 08/15/50 (a)	1,000,000	874,530
2.25%, 08/15/60 (a)	650,000	568,366
Altera Corp.
4.10%, 11/15/23	350,000	376,642
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	249,183
Analog Devices, Inc.
3.13%, 12/05/23 (a)	250,000	263,173
2.95%, 04/01/25 (a)	250,000	266,218
3.90%, 12/15/25 (a)	400,000	444,216
1.70%, 10/01/28 (a)(g)	200,000	200,528
2.80%, 10/01/41 (a)(g)	300,000	300,312
5.30%, 12/15/45 (a)	240,000	330,281
2.95%, 10/01/51 (a)(g)	250,000	250,073
Apple Inc.
2.40%, 01/13/23 (a)	400,000	410,192
2.85%, 02/23/23 (a)	500,000	515,660
2.40%, 05/03/23	1,950,000	2,014,233
0.75%, 05/11/23	625,000	629,719
3.00%, 02/09/24 (a)	600,000	632,652
3.45%, 05/06/24	1,150,000	1,235,376
2.85%, 05/11/24 (a)	650,000	686,133
1.80%, 09/11/24 (a)	250,000	258,813
2.75%, 01/13/25 (a)	500,000	529,945
2.50%, 02/09/25	500,000	526,435
1.13%, 05/11/25 (a)	800,000	805,656
3.20%, 05/13/25	800,000	863,792
0.55%, 08/20/25 (a)	500,000	492,630
0.70%, 02/08/26 (a)	1,000,000	989,130
3.25%, 02/23/26 (a)	850,000	925,471
2.45%, 08/04/26 (a)	1,000,000	1,059,010
2.05%, 09/11/26 (a)	850,000	885,521
3.35%, 02/09/27 (a)	875,000	964,644
3.20%, 05/11/27 (a)	550,000	603,333
3.00%, 06/20/27 (a)	500,000	546,955
2.90%, 09/12/27 (a)	550,000	596,491
3.00%, 11/13/27 (a)	700,000	761,901
1.20%, 02/08/28 (a)	750,000	735,135
1.40%, 08/05/28 (a)	750,000	738,937
2.20%, 09/11/29 (a)	550,000	566,714
1.65%, 05/11/30 (a)	550,000	539,599
1.25%, 08/20/30 (a)	500,000	474,230
1.65%, 02/08/31 (a)	1,000,000	975,780
1.70%, 08/05/31 (a)	600,000	585,168

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/23/36 (a)	300,000	375,894
2.38%, 02/08/41 (a)	650,000	624,104
3.85%, 05/04/43	1,050,000	1,228,027
4.45%, 05/06/44	230,000	292,592
3.45%, 02/09/45	900,000	996,399
4.38%, 05/13/45	1,000,000	1,261,450
4.65%, 02/23/46 (a)	750,000	977,235
3.85%, 08/04/46 (a)	288,000	336,908
4.25%, 02/09/47 (a)	1,200,000	1,488,732
3.75%, 09/12/47 (a)	500,000	577,255
3.75%, 11/13/47 (a)	669,000	773,826
2.95%, 09/11/49 (a)	650,000	661,602
2.65%, 05/11/50 (a)	700,000	675,150
2.40%, 08/20/50 (a)	600,000	552,108
2.65%, 02/08/51 (a)	350,000	337,292
2.70%, 08/05/51 (a)	500,000	486,545
2.55%, 08/20/60 (a)	700,000	639,541
2.80%, 02/08/61 (a)	500,000	481,315
2.85%, 08/05/61 (a)	450,000	435,681
Applied Materials, Inc.
3.90%, 10/01/25 (a)	450,000	498,537
3.30%, 04/01/27 (a)	550,000	605,209
1.75%, 06/01/30 (a)	250,000	246,325
5.10%, 10/01/35 (a)	100,000	130,933
5.85%, 06/15/41	400,000	580,404
4.35%, 04/01/47 (a)	100,000	124,893
2.75%, 06/01/50 (a)	300,000	293,553
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	150,000	156,723
3.25%, 09/08/24 (a)	300,000	318,222
3.88%, 01/12/28 (a)	225,000	243,340
Autodesk, Inc.
4.38%, 06/15/25 (a)	700,000	774,375
2.85%, 01/15/30 (a)	50,000	52,318
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	272,483
1.70%, 05/15/28 (a)	350,000	354,235
1.25%, 09/01/30 (a)	350,000	332,847
Avnet, Inc.
4.63%, 04/15/26 (a)	350,000	390,383
Baidu, Inc.
3.50%, 11/28/22	200,000	206,180
3.88%, 09/29/23 (a)	500,000	528,145
4.38%, 05/14/24 (a)	350,000	379,085
3.08%, 04/07/25 (a)	200,000	209,984
4.13%, 06/30/25	200,000	218,390
1.72%, 04/09/26 (a)	200,000	200,516
4.38%, 03/29/28 (a)	250,000	279,915
4.88%, 11/14/28 (a)	200,000	231,806
3.43%, 04/07/30 (a)	200,000	212,440
2.38%, 10/09/30 (a)	200,000	196,634
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	318,273
3.13%, 01/15/25 (a)	100,000	105,983
3.88%, 01/15/27 (a)	1,300,000	1,429,779
3.50%, 01/15/28 (a)	250,000	271,868
Broadcom, Inc.
3.63%, 10/15/24 (a)	400,000	432,096
4.70%, 04/15/25 (a)	300,000	334,005
3.15%, 11/15/25 (a)	500,000	534,330
4.25%, 04/15/26 (a)	400,000	445,496
3.46%, 09/15/26 (a)	504,000	545,061
1.95%, 02/15/28 (a)(c)	300,000	296,550
4.11%, 09/15/28 (a)	1,105,000	1,231,346
4.75%, 04/15/29 (a)	850,000	976,395
5.00%, 04/15/30 (a)	500,000	584,420
4.15%, 11/15/30 (a)	837,353	928,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 02/15/31 (a)(c)	900,000	873,711
4.30%, 11/15/32 (a)	850,000	952,153
2.60%, 02/15/33 (a)(c)	600,000	580,788
3.42%, 04/15/33 (a)(c)	600,000	622,146
3.47%, 04/15/34 (a)(c)	850,000	879,546
3.14%, 11/15/35 (a)	1,131,000	1,129,356
3.19%, 11/15/36 (a)	712,647	711,824
3.50%, 02/15/41 (a)(c)	1,000,000	992,500
3.75%, 02/15/51 (a)(c)	500,000	502,030
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	366,607
2.60%, 05/01/31 (a)	250,000	253,988
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	163,712
CDW LLC
4.25%, 04/01/28 (a)	200,000	208,826
3.25%, 02/15/29 (a)	200,000	205,226
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	200,000	220,934
Cisco Systems, Inc.
2.60%, 02/28/23	100,000	103,293
2.20%, 09/20/23 (a)	420,000	434,545
3.63%, 03/04/24	225,000	242,010
3.50%, 06/15/25	250,000	273,333
2.95%, 02/28/26	350,000	378,714
2.50%, 09/20/26 (a)	450,000	480,370
5.90%, 02/15/39	500,000	723,345
5.50%, 01/15/40	900,000	1,260,036
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	196,680
4.50%, 12/01/27 (a)	400,000	442,244
3.30%, 03/01/30 (a)	400,000	409,760
Corning, Inc.
5.75%, 08/15/40	200,000	270,522
4.75%, 03/15/42	50,000	62,374
5.35%, 11/15/48 (a)	250,000	341,637
3.90%, 11/15/49 (a)	150,000	168,102
4.38%, 11/15/57 (a)	400,000	483,060
5.85%, 11/15/68 (a)	150,000	219,206
5.45%, 11/15/79 (a)	400,000	543,132
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	1,250,000	1,341,700
4.00%, 07/15/24 (a)	250,000	270,605
5.85%, 07/15/25 (a)	200,000	232,680
6.02%, 06/15/26 (a)	1,600,000	1,909,264
4.90%, 10/01/26 (a)	500,000	576,275
6.10%, 07/15/27 (a)	300,000	371,019
5.30%, 10/01/29 (a)	650,000	786,643
6.20%, 07/15/30 (a)	350,000	448,273
8.10%, 07/15/36 (a)	556,000	844,080
8.35%, 07/15/46 (a)	725,000	1,184,483
Equifax, Inc.
3.30%, 12/15/22 (a)	225,000	231,089
3.95%, 06/15/23 (a)	150,000	158,261
2.60%, 12/01/24 (a)	300,000	314,970
2.60%, 12/15/25 (a)	150,000	157,430
3.10%, 05/15/30 (a)	300,000	317,469
2.35%, 09/15/31 (a)	250,000	246,638
Equinix, Inc.
2.63%, 11/18/24 (a)	400,000	419,240
1.00%, 09/15/25 (a)	650,000	642,031
1.45%, 05/15/26 (a)	350,000	349,153
2.90%, 11/18/26 (a)	100,000	106,126
1.55%, 03/15/28 (a)	250,000	244,583
3.20%, 11/18/29 (a)	650,000	690,118
2.15%, 07/15/30 (a)	400,000	391,828
2.50%, 05/15/31 (a)	350,000	352,688

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 07/15/50 (a)	300,000	287,334
2.95%, 09/15/51 (a)	250,000	235,058
Fidelity National Information Services, Inc.
0.38%, 03/01/23	300,000	300,180
0.60%, 03/01/24	400,000	399,644
1.15%, 03/01/26 (a)	350,000	347,098
1.65%, 03/01/28 (a)	250,000	246,973
3.75%, 05/21/29 (a)	50,000	55,741
2.25%, 03/01/31 (a)	450,000	446,971
3.10%, 03/01/41 (a)	250,000	253,653
4.50%, 08/15/46 (a)	100,000	121,933
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	255,855
3.80%, 10/01/23 (a)	500,000	531,650
2.75%, 07/01/24 (a)	850,000	895,305
3.85%, 06/01/25 (a)	250,000	272,895
3.20%, 07/01/26 (a)	650,000	702,188
2.25%, 06/01/27 (a)	200,000	206,334
4.20%, 10/01/28 (a)	500,000	569,535
3.50%, 07/01/29 (a)	950,000	1,035,253
2.65%, 06/01/30 (a)	200,000	204,988
4.40%, 07/01/49 (a)	900,000	1,076,526
Flex Ltd.
4.75%, 06/15/25 (a)	350,000	388,864
3.75%, 02/01/26 (a)	350,000	381,083
4.88%, 06/15/29 (a)	200,000	230,262
4.88%, 05/12/30 (a)	250,000	289,183
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	197,142
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	266,733
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	627,102
2.65%, 02/15/25 (a)	200,000	209,080
1.20%, 03/01/26 (a)	600,000	594,132
4.45%, 06/01/28 (a)	250,000	284,745
3.20%, 08/15/29 (a)	400,000	423,244
2.90%, 05/15/30 (a)	375,000	387,844
4.15%, 08/15/49 (a)	350,000	393,795
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	620,000	641,074
2.25%, 04/01/23 (a)	450,000	461,110
4.65%, 10/01/24 (a)	550,000	607,744
4.90%, 10/15/25 (a)	1,200,000	1,358,496
1.75%, 04/01/26 (a)	350,000	355,302
6.20%, 10/15/35 (a)	100,000	132,301
6.35%, 10/15/45 (a)	650,000	876,720
HP, Inc.
2.20%, 06/17/25 (a)	450,000	464,796
3.00%, 06/17/27 (a)	200,000	214,102
3.40%, 06/17/30 (a)	700,000	744,898
2.65%, 06/17/31 (a)(c)	250,000	247,710
6.00%, 09/15/41	400,000	517,784
IHS Markit Ltd.
4.13%, 08/01/23 (a)	150,000	159,089
3.63%, 05/01/24 (a)	120,000	127,765
4.75%, 08/01/28 (a)	350,000	410,168
4.25%, 05/01/29 (a)	200,000	228,902
Intel Corp.
2.70%, 12/15/22	650,000	668,752
2.88%, 05/11/24 (a)	200,000	211,590
3.40%, 03/25/25 (a)	600,000	648,624
3.70%, 07/29/25 (a)	650,000	711,932
3.75%, 03/25/27 (a)	250,000	280,573
3.15%, 05/11/27 (a)	500,000	546,450
2.45%, 11/15/29 (a)	700,000	730,121
3.90%, 03/25/30 (a)	600,000	688,530
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 08/12/31 (a)	500,000	497,225
4.00%, 12/15/32	100,000	118,237
4.60%, 03/25/40 (a)	300,000	376,452
2.80%, 08/12/41 (a)	300,000	299,478
4.80%, 10/01/41	300,000	385,950
4.25%, 12/15/42	250,000	303,228
4.90%, 07/29/45 (a)	150,000	198,065
4.10%, 05/19/46 (a)	450,000	528,493
4.10%, 05/11/47 (a)	425,000	504,080
3.73%, 12/08/47 (a)	600,000	671,148
3.25%, 11/15/49 (a)	600,000	622,626
4.75%, 03/25/50 (a)	900,000	1,182,150
3.05%, 08/12/51 (a)	500,000	500,780
3.10%, 02/15/60 (a)	350,000	344,904
4.95%, 03/25/60 (a)	450,000	630,058
3.20%, 08/12/61 (a)	250,000	252,978
International Business Machines Corp.
2.88%, 11/09/22	450,000	462,847
3.38%, 08/01/23	300,000	316,377
3.63%, 02/12/24	1,150,000	1,231,178
3.00%, 05/15/24	750,000	795,870
7.00%, 10/30/25	150,000	184,910
3.45%, 02/19/26	950,000	1,041,295
3.30%, 05/15/26	800,000	873,024
3.30%, 01/27/27	500,000	548,860
1.70%, 05/15/27 (a)	100,000	101,421
3.50%, 05/15/29	1,350,000	1,492,276
1.95%, 05/15/30 (a)	400,000	395,480
5.88%, 11/29/32	300,000	402,183
4.15%, 05/15/39	850,000	1,002,889
2.85%, 05/15/40 (a)	300,000	299,955
4.00%, 06/20/42	375,000	434,089
4.70%, 02/19/46	400,000	513,548
4.25%, 05/15/49	950,000	1,152,929
2.95%, 05/15/50 (a)	300,000	296,001
7.13%, 12/01/96	150,000	280,682
Intuit, Inc.
0.95%, 07/15/25 (a)	250,000	249,713
1.35%, 07/15/27 (a)	650,000	647,257
Jabil, Inc.
3.95%, 01/12/28 (a)	350,000	386,200
3.60%, 01/15/30 (a)	100,000	107,809
3.00%, 01/15/31 (a)	300,000	307,185
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	250,000	248,730
3.75%, 08/15/29 (a)	250,000	273,943
2.00%, 12/10/30 (a)	200,000	191,726
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	110,604
4.60%, 04/06/27 (a)	600,000	692,766
KLA Corp.
4.65%, 11/01/24 (a)	500,000	552,045
4.10%, 03/15/29 (a)	174,000	198,311
5.00%, 03/15/49 (a)	200,000	269,436
3.30%, 03/01/50 (a)	200,000	211,126
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	163,473
3.75%, 03/15/26 (a)	200,000	221,940
4.00%, 03/15/29 (a)	400,000	458,764
1.90%, 06/15/30 (a)	250,000	249,508
4.88%, 03/15/49 (a)	295,000	398,032
2.88%, 06/15/50 (a)	300,000	301,977
3.13%, 06/15/60 (a)	200,000	205,702
Leidos, Inc.
2.95%, 05/15/23 (a)	250,000	258,875
3.63%, 05/15/25 (a)	200,000	216,014

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/15/30 (a)	300,000	339,645
2.30%, 02/15/31 (a)	400,000	390,856
Marvell Technology, Inc.
1.65%, 04/15/26 (a)(c)	400,000	401,012
2.45%, 04/15/28 (a)(c)	250,000	255,015
4.88%, 06/22/28 (a)(c)	164,000	189,210
2.95%, 04/15/31 (a)(c)	250,000	256,583
Mastercard, Inc.
3.38%, 04/01/24	250,000	267,403
2.00%, 03/03/25 (a)	300,000	311,604
2.95%, 11/21/26 (a)	500,000	542,335
3.30%, 03/26/27 (a)	500,000	549,955
2.95%, 06/01/29 (a)	350,000	379,004
3.35%, 03/26/30 (a)	600,000	667,536
1.90%, 03/15/31 (a)	100,000	100,565
3.80%, 11/21/46 (a)	200,000	234,414
3.95%, 02/26/48 (a)	100,000	120,289
3.65%, 06/01/49 (a)	300,000	345,492
3.85%, 03/26/50 (a)	500,000	596,990
2.95%, 03/15/51 (a)	250,000	258,925
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	200,000	219,616
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	650,000	687,212
Micron Technology, Inc.
2.50%, 04/24/23	550,000	566,401
4.64%, 02/06/24 (a)	200,000	217,048
4.98%, 02/06/26 (a)	50,000	57,243
4.19%, 02/15/27 (a)	650,000	730,665
5.33%, 02/06/29 (a)	300,000	357,267
4.66%, 02/15/30 (a)	250,000	288,950
Microsoft Corp.
2.65%, 11/03/22 (a)	350,000	357,633
2.38%, 05/01/23 (a)	250,000	257,185
2.00%, 08/08/23 (a)	700,000	720,762
3.63%, 12/15/23 (a)	750,000	798,510
2.88%, 02/06/24 (a)	567,000	596,569
2.70%, 02/12/25 (a)	900,000	954,297
3.13%, 11/03/25 (a)	1,200,000	1,300,608
2.40%, 08/08/26 (a)	1,600,000	1,700,496
3.30%, 02/06/27 (a)	925,000	1,023,919
3.50%, 02/12/35 (a)	950,000	1,095,730
4.20%, 11/03/35 (a)	400,000	492,384
3.45%, 08/08/36 (a)	750,000	860,497
4.10%, 02/06/37 (a)	600,000	733,626
3.50%, 11/15/42	50,000	57,302
3.75%, 02/12/45 (a)	75,000	89,105
4.45%, 11/03/45 (a)	200,000	263,548
3.70%, 08/08/46 (a)	900,000	1,064,790
4.25%, 02/06/47 (a)	300,000	384,363
2.53%, 06/01/50 (a)	2,050,000	1,982,083
2.92%, 03/17/52 (a)	1,944,000	2,024,054
4.00%, 02/12/55 (a)	200,000	250,416
3.95%, 08/08/56 (a)	300,000	371,331
4.50%, 02/06/57 (a)	250,000	345,907
2.68%, 06/01/60 (a)	1,260,000	1,225,879
3.04%, 03/17/62 (a)	1,091,000	1,150,318
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	108,926
3.75%, 03/24/25 (a)	250,000	271,895
3.25%, 01/15/28 (a)	250,000	272,050
4.25%, 02/01/29 (a)	200,000	229,658
2.00%, 08/19/31 (a)	200,000	195,676
2.75%, 08/19/41 (a)	200,000	194,154
5.25%, 07/15/44	100,000	134,551
4.88%, 12/17/48 (a)	200,000	262,340
2.55%, 08/18/60 (a)	250,000	218,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	230,554
4.60%, 05/23/29 (a)	250,000	290,160
2.30%, 11/15/30 (a)	300,000	294,990
2.75%, 05/24/31 (a)	400,000	407,668
5.50%, 09/01/44	200,000	259,376
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	213,428
1.88%, 06/22/25 (a)	300,000	307,521
2.38%, 06/22/27 (a)	200,000	208,776
2.70%, 06/22/30 (a)	250,000	257,473
NVIDIA Corp.
0.31%, 06/15/23 (a)	500,000	500,000
0.58%, 06/14/24 (a)	250,000	250,405
3.20%, 09/16/26 (a)	400,000	438,248
2.85%, 04/01/30 (a)	500,000	536,330
2.00%, 06/15/31 (a)	500,000	498,555
3.50%, 04/01/40 (a)	500,000	556,130
3.50%, 04/01/50 (a)	650,000	724,431
3.70%, 04/01/60 (a)	250,000	289,600
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	250,000	272,783
5.35%, 03/01/26 (a)(c)	500,000	577,810
5.55%, 12/01/28 (a)(c)	250,000	304,213
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	200,000	209,176
3.88%, 06/18/26 (a)(c)	350,000	385,889
3.15%, 05/01/27 (a)(c)	300,000	320,691
4.30%, 06/18/29 (a)(c)	350,000	397,754
3.40%, 05/01/30 (a)(c)	350,000	379,361
3.25%, 05/11/41 (a)(c)	250,000	258,985
Oracle Corp.
2.50%, 10/15/22	1,150,000	1,176,208
2.63%, 02/15/23 (a)	550,000	566,137
3.63%, 07/15/23	200,000	211,414
2.40%, 09/15/23 (a)	1,000,000	1,034,790
3.40%, 07/08/24 (a)	650,000	694,161
2.95%, 11/15/24 (a)	570,000	605,078
2.50%, 04/01/25 (a)	1,100,000	1,151,403
2.95%, 05/15/25 (a)	500,000	530,455
1.65%, 03/25/26 (a)	1,000,000	1,014,420
2.65%, 07/15/26 (a)	756,000	797,368
2.80%, 04/01/27 (a)	850,000	900,889
3.25%, 11/15/27 (a)	1,150,000	1,247,934
2.30%, 03/25/28 (a)	1,000,000	1,023,730
2.95%, 04/01/30 (a)	1,200,000	1,255,944
3.25%, 05/15/30 (a)	150,000	160,739
2.88%, 03/25/31 (a)	1,000,000	1,031,110
4.30%, 07/08/34 (a)	650,000	739,531
3.90%, 05/15/35 (a)	350,000	385,017
3.85%, 07/15/36 (a)	750,000	814,305
3.80%, 11/15/37 (a)	900,000	968,067
6.50%, 04/15/38	500,000	696,455
6.13%, 07/08/39	200,000	271,160
3.60%, 04/01/40 (a)	1,150,000	1,193,286
5.38%, 07/15/40	750,000	944,857
3.65%, 03/25/41 (a)	950,000	988,304
4.50%, 07/08/44 (a)	250,000	287,883
4.13%, 05/15/45 (a)	595,000	643,231
4.00%, 07/15/46 (a)	1,200,000	1,273,680
4.00%, 11/15/47 (a)	700,000	745,227
3.60%, 04/01/50 (a)	1,500,000	1,505,115
3.95%, 03/25/51 (a)	1,090,000	1,156,021
4.38%, 05/15/55 (a)	525,000	589,685
3.85%, 04/01/60 (a)	1,300,000	1,325,285
4.10%, 03/25/61 (a)	500,000	535,790

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PayPal Holdings, Inc.
1.35%, 06/01/23	350,000	355,820
2.40%, 10/01/24 (a)	450,000	472,981
1.65%, 06/01/25 (a)	350,000	359,012
2.65%, 10/01/26 (a)	400,000	427,504
2.85%, 10/01/29 (a)	650,000	692,672
2.30%, 06/01/30 (a)	300,000	307,794
3.25%, 06/01/50 (a)	400,000	430,536
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	250,000	257,025
2.90%, 05/20/24 (a)	125,000	132,234
3.45%, 05/20/25 (a)	650,000	704,775
3.25%, 05/20/27 (a)	350,000	384,002
1.30%, 05/20/28 (a)	484,000	473,725
2.15%, 05/20/30 (a)	400,000	406,388
1.65%, 05/20/32 (a)	850,000	809,667
4.65%, 05/20/35 (a)	300,000	374,019
4.80%, 05/20/45 (a)	700,000	922,474
4.30%, 05/20/47 (a)	250,000	311,445
3.25%, 05/20/50 (a)	375,000	401,884
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	260,518
4.00%, 03/18/29 (a)	350,000	394,261
3.00%, 05/22/30 (a)	300,000	318,591
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	275,175
2.95%, 01/22/27 (a)	300,000	322,821
2.50%, 12/01/29 (a)	200,000	208,990
1.25%, 08/15/30 (a)	250,000	235,590
3.25%, 12/01/49 (a)	250,000	267,798
salesforce.com, Inc.
3.25%, 04/11/23 (a)	450,000	469,336
0.63%, 07/15/24 (a)	200,000	200,412
3.70%, 04/11/28 (a)	525,000	590,704
1.50%, 07/15/28 (a)	400,000	398,452
1.95%, 07/15/31 (a)	500,000	498,400
2.70%, 07/15/41 (a)	400,000	398,932
2.90%, 07/15/51 (a)	800,000	801,136
3.05%, 07/15/61 (a)	400,000	406,132
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	469,575
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	202,548
3.00%, 06/01/31 (a)	300,000	307,089
SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	250,000	250,300
1.75%, 08/09/26 (a)(c)	450,000	445,698
2.65%, 08/09/31 (a)(c)	200,000	195,728
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	300,000	302,511
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	195,948
2.00%, 09/03/30 (a)	200,000	188,406
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	250,000	256,528
1.38%, 03/12/25 (a)	250,000	254,355
2.90%, 11/03/27 (a)	350,000	380,586
2.25%, 09/04/29 (a)	350,000	361,357
1.75%, 05/04/30 (a)	250,000	247,590
3.88%, 03/15/39 (a)	50,000	58,994
4.15%, 05/15/48 (a)	550,000	683,974
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	428,012
5.85%, 04/15/40	200,000	274,390
5.65%, 11/23/43 (a)	150,000	204,198
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	263,603
4.75%, 12/01/24 (a)	100,000	110,679
4.90%, 06/15/28 (a)	175,000	202,678
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	175,694
3.70%, 02/15/26 (a)	150,000	163,470
3.13%, 08/15/27 (a)	150,000	164,394
VeriSign, Inc.
5.25%, 04/01/25 (a)	250,000	281,783
4.75%, 07/15/27 (a)	250,000	263,638
2.70%, 06/15/31 (a)	250,000	254,513
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	450,000	495,594
4.13%, 03/15/29 (a)	275,000	312,045
5.50%, 06/15/45 (a)	150,000	200,961
3.63%, 05/15/50 (a)	100,000	106,300
Visa, Inc.
2.80%, 12/14/22 (a)	900,000	923,850
3.15%, 12/14/25 (a)	1,550,000	1,682,044
1.90%, 04/15/27 (a)	400,000	413,288
0.75%, 08/15/27 (a)	150,000	146,319
2.75%, 09/15/27 (a)	150,000	161,705
2.05%, 04/15/30 (a)	650,000	661,498
1.10%, 02/15/31 (a)	350,000	327,891
4.15%, 12/14/35 (a)	900,000	1,086,642
2.70%, 04/15/40 (a)	250,000	255,180
4.30%, 12/14/45 (a)	1,250,000	1,571,325
3.65%, 09/15/47 (a)	50,000	57,612
2.00%, 08/15/50 (a)	550,000	476,910
VMware, Inc.
0.60%, 08/15/23	500,000	500,675
4.50%, 05/15/25 (a)	350,000	390,288
1.40%, 08/15/26 (a)	500,000	497,930
3.90%, 08/21/27 (a)	500,000	557,260
4.70%, 05/15/30 (a)	650,000	766,636
2.20%, 08/15/31 (a)	500,000	489,685
Western Union Co.
4.25%, 06/09/23 (a)	300,000	317,163
2.85%, 01/10/25 (a)	200,000	209,846
1.35%, 03/15/26 (a)	250,000	246,658
2.75%, 03/15/31 (a)	250,000	250,100
Xilinx, Inc.
2.95%, 06/01/24 (a)	400,000	421,648
2.38%, 06/01/30 (a)	250,000	255,225
		244,247,534
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	147,896	153,297
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	152,374	157,555
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	472,200	478,726
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	41,882	42,815
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	321,551	328,895
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	114,401
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	200,000	206,446
3.85%, 09/01/23 (a)	425,000	449,833
3.40%, 09/01/24 (a)	450,000	483,165
3.00%, 04/01/25 (a)	240,000	255,950

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 12/15/25	150,000	185,438
6.20%, 08/15/36	100,000	142,211
6.15%, 05/01/37	50,000	71,709
5.05%, 03/01/41 (a)	400,000	524,844
5.40%, 06/01/41 (a)	250,000	340,900
4.40%, 03/15/42 (a)	200,000	245,098
4.38%, 09/01/42 (a)	350,000	430,339
4.45%, 03/15/43 (a)	200,000	249,368
5.15%, 09/01/43 (a)	550,000	742,962
4.90%, 04/01/44 (a)	150,000	196,604
4.55%, 09/01/44 (a)	800,000	1,009,384
4.70%, 09/01/45 (a)	200,000	257,774
3.90%, 08/01/46 (a)	100,000	116,524
4.05%, 06/15/48 (a)	1,200,000	1,435,344
4.15%, 12/15/48 (a)	300,000	365,508
3.30%, 09/15/51 (a)	350,000	377,272
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	158,817
6.90%, 07/15/28	150,000	197,469
6.38%, 11/15/37	150,000	215,340
3.20%, 08/02/46 (a)	300,000	314,907
3.65%, 02/03/48 (a)	250,000	281,587
4.45%, 01/20/49 (a)	350,000	441,934
2.45%, 05/01/50 (a)	300,000	276,990
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	157,026
2.90%, 02/01/25 (a)	271,000	286,314
4.00%, 06/01/28 (a)	250,000	282,175
2.05%, 03/05/30 (a)	200,000	197,648
7.13%, 10/15/31	250,000	349,555
4.80%, 09/15/35 (a)	45,000	54,846
5.95%, 05/15/37	100,000	136,399
4.80%, 08/01/45 (a)	150,000	188,702
6.13%, 09/15/15 (a)	389,000	591,786
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	226,670
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	172,175	182,349
CSX Corp.
3.40%, 08/01/24 (a)	300,000	322,284
3.35%, 11/01/25 (a)	150,000	162,192
2.60%, 11/01/26 (a)	250,000	265,048
3.25%, 06/01/27 (a)	428,000	465,429
3.80%, 03/01/28 (a)	250,000	279,115
2.40%, 02/15/30 (a)	175,000	179,291
6.15%, 05/01/37	500,000	699,725
5.50%, 04/15/41 (a)	350,000	471,873
4.75%, 05/30/42 (a)	50,000	62,837
4.40%, 03/01/43 (a)	200,000	239,774
4.10%, 03/15/44 (a)	550,000	639,056
3.80%, 11/01/46 (a)	250,000	281,375
4.30%, 03/01/48 (a)	50,000	60,580
4.75%, 11/15/48 (a)	250,000	322,532
4.50%, 03/15/49 (a)	300,000	374,523
3.35%, 09/15/49 (a)	200,000	211,172
3.80%, 04/15/50 (a)	150,000	170,376
3.95%, 05/01/50 (a)	300,000	349,872
2.50%, 05/15/51 (a)	250,000	227,010
4.50%, 08/01/54 (a)	200,000	252,456
4.25%, 11/01/66 (a)	250,000	303,007
4.65%, 03/01/68 (a)	125,000	161,623
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	188,000	198,567
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	141,031	141,025
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	236,632	233,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	271,372
3.40%, 02/15/28 (a)	350,000	383,180
4.20%, 10/17/28 (a)	100,000	114,624
3.10%, 08/05/29 (a)	350,000	373,954
4.25%, 05/15/30 (a)	300,000	343,812
4.90%, 01/15/34	112,000	137,739
3.90%, 02/01/35	300,000	338,607
3.25%, 05/15/41 (a)	250,000	253,613
3.88%, 08/01/42	300,000	329,973
5.10%, 01/15/44	450,000	574,123
4.10%, 02/01/45	77,000	86,502
4.75%, 11/15/45 (a)	265,000	324,071
4.55%, 04/01/46 (a)	500,000	596,605
4.40%, 01/15/47 (a)	300,000	351,321
4.05%, 02/15/48 (a)	250,000	280,980
4.95%, 10/17/48 (a)	400,000	506,340
5.25%, 05/15/50 (a)	550,000	727,639
GXO Logistics, Inc.
2.65%, 07/15/31 (a)(c)	150,000	149,316
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	414,896
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	328,662	330,079
JetBlue 2020-1 Class A Pass Through Trust
Series 1A 4.00%, 11/15/32	241,820	264,837
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	155,439
2.88%, 11/15/29 (a)	150,000	157,758
4.30%, 05/15/43 (a)	150,000	176,328
4.95%, 08/15/45 (a)	200,000	253,968
4.70%, 05/01/48 (a)	150,000	186,204
4.20%, 11/15/69 (a)	350,000	405,573
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	220,018
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	400,000	411,280
3.85%, 01/15/24 (a)	50,000	53,215
2.90%, 06/15/26 (a)	550,000	588,841
2.55%, 11/01/29 (a)	100,000	103,947
2.30%, 05/15/31 (a)	200,000	202,132
4.84%, 10/01/41	400,000	510,832
4.45%, 06/15/45 (a)	250,000	306,325
4.65%, 01/15/46 (a)	150,000	188,466
3.94%, 11/01/47 (a)	400,000	457,336
4.15%, 02/28/48 (a)	275,000	323,488
4.10%, 05/15/49 (a)	300,000	351,879
3.40%, 11/01/49 (a)	300,000	318,192
3.05%, 05/15/50 (a)	300,000	299,004
4.05%, 08/15/52 (a)	300,000	351,342
3.16%, 05/15/55 (a)	375,000	376,102
Ryder System, Inc.
3.40%, 03/01/23 (a)	175,000	181,829
3.75%, 06/09/23 (a)	200,000	210,916
3.88%, 12/01/23 (a)	250,000	266,958
3.65%, 03/18/24 (a)	300,000	320,361
2.50%, 09/01/24 (a)	200,000	209,120
3.35%, 09/01/25 (a)	135,000	145,303
2.90%, 12/01/26 (a)	200,000	212,972
Southwest Airlines Co.
4.75%, 05/04/23	300,000	319,455
5.25%, 05/04/25 (a)	350,000	396,273
3.00%, 11/15/26 (a)	350,000	372,578
5.13%, 06/15/27 (a)	475,000	555,565
3.45%, 11/16/27 (a)	300,000	323,805
2.63%, 02/10/30 (a)	500,000	507,615

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spirit Airlines Pass Through Trust 2015-1A
4.10%, 04/01/28	136,790	143,543
Union Pacific Corp.
2.95%, 01/15/23 (a)	150,000	153,995
2.75%, 04/15/23 (a)	100,000	103,018
3.50%, 06/08/23 (a)	100,000	104,972
3.65%, 02/15/24 (a)	350,000	371,976
3.15%, 03/01/24 (a)	250,000	264,823
3.25%, 08/15/25 (a)	500,000	538,595
2.75%, 03/01/26 (a)	500,000	532,260
2.15%, 02/05/27 (a)	525,000	545,580
3.70%, 03/01/29 (a)	300,000	335,094
2.40%, 02/05/30 (a)	250,000	256,815
3.38%, 02/01/35 (a)	600,000	653,142
2.89%, 04/06/36 (a)(c)	250,000	260,073
3.60%, 09/15/37 (a)	200,000	222,828
3.55%, 08/15/39 (a)	250,000	277,897
3.20%, 05/20/41 (a)	250,000	263,818
4.05%, 11/15/45 (a)	120,000	140,087
4.05%, 03/01/46 (a)	250,000	291,997
4.00%, 04/15/47 (a)	500,000	583,280
4.50%, 09/10/48 (a)	100,000	125,766
4.30%, 03/01/49 (a)	250,000	306,565
3.25%, 02/05/50 (a)	700,000	736,204
3.80%, 10/01/51 (a)	250,000	288,950
3.95%, 08/15/59 (a)	150,000	176,142
3.84%, 03/20/60 (a)	700,000	804,657
2.97%, 09/16/62 (a)	450,000	435,595
4.10%, 09/15/67 (a)	50,000	59,226
3.75%, 02/05/70 (a)	350,000	392,357
3.80%, 04/06/71 (a)(c)	500,000	565,005
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	914,142	984,028
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	97,084	102,514
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	187,592	197,641
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	473,361	496,485
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	97,798	100,378
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	300,537	317,025
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	286,810	311,579
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	192,221	194,312
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	186,850	197,794
United Parcel Service, Inc.
2.45%, 10/01/22	350,000	357,633
2.50%, 04/01/23 (a)	250,000	257,838
2.20%, 09/01/24 (a)	150,000	156,611
2.80%, 11/15/24 (a)	150,000	159,581
3.90%, 04/01/25 (a)	450,000	492,777
3.05%, 11/15/27 (a)	450,000	494,883
3.40%, 03/15/29 (a)	100,000	111,024
2.50%, 09/01/29 (a)	150,000	157,401
4.45%, 04/01/30 (a)	325,000	387,137
6.20%, 01/15/38	400,000	581,248
5.20%, 04/01/40 (a)	300,000	402,396
4.88%, 11/15/40 (a)	550,000	713,031
3.63%, 10/01/42	100,000	113,614
3.40%, 11/15/46 (a)	200,000	221,480
3.75%, 11/15/47 (a)	300,000	348,930
4.25%, 03/15/49 (a)	310,000	388,461
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 09/01/49 (a)	200,000	221,546
5.30%, 04/01/50 (a)	400,000	578,740
		57,531,331
		1,459,090,472

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	105,962
2.10%, 07/01/30 (a)	300,000	294,048
4.15%, 05/01/49 (a)	50,000	57,742
3.45%, 01/15/50 (a)	250,000	260,088
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	280,600
4.25%, 09/15/48 (a)	210,000	255,312
3.80%, 06/15/49 (a)	250,000	286,290
3.65%, 04/01/50 (a)	150,000	169,119
AES Corp.
1.38%, 01/15/26 (a)	250,000	246,295
2.45%, 01/15/31 (a)	350,000	346,783
Alabama Power Co.
3.55%, 12/01/23	350,000	373,226
1.45%, 09/15/30 (a)	250,000	237,853
6.00%, 03/01/39	225,000	315,630
3.85%, 12/01/42	150,000	171,224
4.30%, 01/02/46 (a)	500,000	607,135
3.70%, 12/01/47 (a)	600,000	679,230
4.30%, 07/15/48 (a)	100,000	123,349
3.45%, 10/01/49 (a)	250,000	271,790
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	261,285
3.65%, 02/15/26 (a)	750,000	815,580
3.50%, 01/15/31 (a)	300,000	326,769
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	361,656
3.70%, 12/01/47 (a)	150,000	171,026
3.25%, 03/15/50 (a)	100,000	106,536
American Electric Power Co., Inc.
2.95%, 12/15/22 (a)	400,000	409,392
4.30%, 12/01/28 (a)	400,000	455,456
3.25%, 03/01/50 (a)	450,000	450,927
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	536,075
3.30%, 06/01/27 (a)	300,000	325,155
7.00%, 04/01/38	210,000	310,300
4.45%, 06/01/45 (a)	250,000	298,872
4.50%, 03/01/49 (a)	150,000	183,924
3.70%, 05/01/50 (a)	300,000	327,417
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	267,145
5.05%, 09/01/41 (a)	50,000	64,368
4.35%, 11/15/45 (a)	625,000	746,319
4.25%, 03/01/49 (a)	150,000	179,349
3.35%, 05/15/50 (a)	350,000	367,115
2.65%, 09/15/50 (a)	250,000	231,058
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	319,815
3.20%, 04/15/25 (a)	175,000	186,501
3.80%, 06/01/29 (a)	195,000	217,431
Avista Corp.
4.35%, 06/01/48 (a)	150,000	187,205

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	273,028
3.75%, 08/15/47 (a)	350,000	399,304
4.25%, 09/15/48 (a)	100,000	122,689
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	400,000	411,800
3.50%, 02/01/25 (a)	150,000	161,190
4.05%, 04/15/25 (a)	600,000	659,964
3.25%, 04/15/28 (a)	525,000	572,602
3.70%, 07/15/30 (a)	200,000	225,294
6.13%, 04/01/36	637,000	882,551
5.95%, 05/15/37	250,000	340,877
5.15%, 11/15/43 (a)	260,000	339,383
4.50%, 02/01/45 (a)	350,000	424,833
3.80%, 07/15/48 (a)	250,000	282,547
4.25%, 10/15/50 (a)	350,000	424,137
2.85%, 05/15/51 (a)	350,000	334,988
Black Hills Corp.
3.05%, 10/15/29 (a)	350,000	371,164
2.50%, 06/15/30 (a)	250,000	253,465
4.35%, 05/01/33 (a)	400,000	463,332
4.20%, 09/15/46 (a)	100,000	113,451
3.88%, 10/15/49 (a)	100,000	108,128
CenterPoint Energy Houston Electric LLC
6.95%, 03/15/33	50,000	70,577
3.55%, 08/01/42 (a)	128,000	142,856
3.95%, 03/01/48 (a)	200,000	237,036
4.25%, 02/01/49 (a)	350,000	435,904
2.90%, 07/01/50 (a)	150,000	150,876
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	209,012
4.25%, 11/01/28 (a)	400,000	456,128
2.95%, 03/01/30 (a)	400,000	418,740
3.70%, 09/01/49 (a)	150,000	164,121
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	370,000	403,729
4.97%, 05/01/46 (a)	100,000	122,642
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	374,283
3.45%, 08/15/27 (a)	200,000	219,388
4.88%, 03/01/44 (a)	400,000	513,468
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	130,385
3.70%, 08/15/28 (a)	950,000	1,071,353
6.45%, 01/15/38	300,000	436,746
3.80%, 10/01/42 (a)	200,000	227,168
4.60%, 08/15/43 (a)	150,000	188,261
4.70%, 01/15/44 (a)	150,000	190,814
3.70%, 03/01/45 (a)	250,000	281,757
4.35%, 11/15/45 (a)	150,000	184,232
3.65%, 06/15/46 (a)	250,000	281,467
3.75%, 08/15/47 (a)	200,000	228,954
4.00%, 03/01/48 (a)	350,000	412,247
4.00%, 03/01/49 (a)	300,000	355,146
3.20%, 11/15/49 (a)	100,000	104,496
3.00%, 03/01/50 (a)	400,000	404,932
Connecticut Light and Power Co.
2.50%, 01/15/23 (a)	50,000	51,121
0.75%, 12/01/25 (a)	50,000	49,434
3.20%, 03/15/27 (a)	200,000	218,668
2.05%, 07/01/31 (a)	300,000	299,565
4.30%, 04/15/44 (a)	250,000	307,200
4.00%, 04/01/48 (a)	250,000	299,020
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	400,000	438,100
5.30%, 03/01/35	350,000	442,995
5.85%, 03/15/36	50,000	66,512
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 04/01/38	550,000	809,721
5.50%, 12/01/39	250,000	330,047
5.70%, 06/15/40	150,000	203,361
3.95%, 03/01/43 (a)	500,000	562,850
4.45%, 03/15/44 (a)	550,000	662,315
3.88%, 06/15/47 (a)	200,000	222,906
4.13%, 05/15/49 (a)	200,000	232,176
3.95%, 04/01/50 (a)	350,000	400,624
4.63%, 12/01/54 (a)	525,000	650,968
4.30%, 12/01/56 (a)	200,000	236,000
4.00%, 11/15/57 (a)	250,000	280,755
4.50%, 05/15/58 (a)	240,000	291,814
3.70%, 11/15/59 (a)	400,000	426,172
3.00%, 12/01/60 (a)	200,000	186,880
3.60%, 06/15/61 (a)	200,000	209,490
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	300,000	300,018
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	261,935
3.95%, 05/15/43 (a)	250,000	291,100
4.05%, 05/15/48 (a)	200,000	238,228
4.35%, 04/15/49 (a)	350,000	436,142
3.75%, 02/15/50 (a)	100,000	115,447
3.10%, 08/15/50 (a)	250,000	259,643
3.50%, 08/01/51 (a)	100,000	111,155
2.50%, 05/01/60 (a)	300,000	265,194
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	281,347
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	528,985
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	250,000	321,777
5.45%, 02/01/41 (a)	100,000	136,505
5.10%, 06/01/65 (a)	175,000	252,417
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	237,998
2.85%, 08/15/26 (a)	650,000	690,709
3.60%, 03/15/27 (a)	200,000	220,104
4.25%, 06/01/28 (a)	350,000	397,631
3.38%, 04/01/30 (a)	550,000	596,414
6.30%, 03/15/33	45,000	60,450
5.25%, 08/01/33	300,000	374,799
5.95%, 06/15/35	150,000	201,180
7.00%, 06/15/38	200,000	292,890
4.90%, 08/01/41 (a)	200,000	249,668
4.05%, 09/15/42 (a)	400,000	452,664
4.70%, 12/01/44 (a)	100,000	124,214
4.60%, 03/15/49 (a)	150,000	188,381
5.75%, 10/01/54 (a)(b)	100,000	109,740
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	161,100
2.25%, 03/01/30 (a)	200,000	203,222
2.63%, 03/01/31 (a)	300,000	313,182
4.30%, 07/01/44 (a)	100,000	122,294
3.70%, 03/15/45 (a)	150,000	170,124
3.70%, 06/01/46 (a)	400,000	453,800
4.05%, 05/15/48 (a)	150,000	179,622
3.95%, 03/01/49 (a)	389,000	460,630
3.25%, 04/01/51 (a)	200,000	213,366
DTE Energy Co.
0.55%, 11/01/22	50,000	50,107
2.25%, 11/01/22	200,000	203,984
2.53%, 10/01/24	170,000	177,631
2.85%, 10/01/26 (a)	645,000	683,687
3.40%, 06/15/29 (a)	250,000	270,955
2.95%, 03/01/30 (a)	200,000	210,168

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	207,540
3.95%, 11/15/28 (a)	236,000	268,292
2.45%, 02/01/30 (a)	250,000	257,135
6.10%, 06/01/37	250,000	341,785
6.05%, 04/15/38	500,000	702,405
5.30%, 02/15/40	600,000	800,910
4.25%, 12/15/41 (a)	250,000	297,905
4.00%, 09/30/42 (a)	250,000	286,542
3.75%, 06/01/45 (a)	650,000	726,095
3.88%, 03/15/46 (a)	250,000	285,995
3.70%, 12/01/47 (a)	200,000	223,250
3.95%, 03/15/48 (a)	200,000	231,582
3.45%, 04/15/51 (a)	200,000	218,152
Duke Energy Corp.
3.75%, 04/15/24 (a)	690,000	736,803
0.90%, 09/15/25 (a)	200,000	198,274
2.65%, 09/01/26 (a)	500,000	527,965
3.15%, 08/15/27 (a)	200,000	215,694
3.40%, 06/15/29 (a)	450,000	487,944
2.45%, 06/01/30 (a)	500,000	506,050
2.55%, 06/15/31 (a)	500,000	507,935
4.80%, 12/15/45 (a)	100,000	123,855
3.75%, 09/01/46 (a)	200,000	213,722
3.95%, 08/15/47 (a)	250,000	276,672
4.20%, 06/15/49 (a)	200,000	230,100
3.50%, 06/15/51 (a)	250,000	258,895
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	600,000	651,648
3.80%, 07/15/28 (a)	100,000	112,201
2.50%, 12/01/29 (a)	150,000	155,838
1.75%, 06/15/30 (a)	250,000	243,220
6.40%, 06/15/38	250,000	364,935
5.65%, 04/01/40	250,000	345,355
3.85%, 11/15/42 (a)	450,000	512,014
4.20%, 07/15/48 (a)	100,000	120,575
Duke Energy Florida Project Finance LLC
Series 2026 2.54%, 09/01/29	300,000	314,502
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	135,995
6.35%, 08/15/38	200,000	286,846
6.45%, 04/01/39	200,000	289,972
4.90%, 07/15/43 (a)	75,000	95,509
3.75%, 05/15/46 (a)	50,000	55,586
3.25%, 10/01/49 (a)	200,000	208,124
2.75%, 04/01/50 (a)	200,000	191,576
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	165,609
2.13%, 06/01/30 (a)	200,000	199,538
4.30%, 02/01/49 (a)	150,000	184,037
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	270,010
2.00%, 08/15/31 (a)	200,000	196,942
4.10%, 05/15/42 (a)	200,000	232,874
4.38%, 03/30/44 (a)	200,000	243,852
4.15%, 12/01/44 (a)	550,000	652,129
4.20%, 08/15/45 (a)	50,000	59,454
3.70%, 10/15/46 (a)	500,000	559,375
3.60%, 09/15/47 (a)	200,000	220,926
2.50%, 08/15/50 (a)	250,000	226,740
Edison International
3.13%, 11/15/22 (a)	150,000	153,716
2.95%, 03/15/23 (a)	500,000	514,570
3.55%, 11/15/24 (a)	325,000	344,646
5.75%, 06/15/27 (a)	400,000	460,804
4.13%, 03/15/28 (a)	200,000	214,034
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
El Paso Electric Co.
6.00%, 05/15/35	269,000	357,705
5.00%, 12/01/44 (a)	50,000	60,840
Emera US Finance LP
3.55%, 06/15/26 (a)	187,000	202,343
4.75%, 06/15/46 (a)	525,000	621,227
Enel Americas S.A.
4.00%, 10/25/26 (a)	450,000	492,484
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	547,670
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	350,000	373,817
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	546,565
4.20%, 04/01/49 (a)	300,000	363,207
2.65%, 06/15/51 (a)	250,000	233,615
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	245,638
2.95%, 09/01/26 (a)	250,000	266,188
2.80%, 06/15/30 (a)	250,000	258,323
2.40%, 06/15/31 (a)	300,000	297,768
3.75%, 06/15/50 (a)	200,000	215,982
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	400,084
0.95%, 10/01/24 (a)	200,000	200,090
5.40%, 11/01/24	150,000	170,429
2.40%, 10/01/26 (a)	500,000	521,575
3.12%, 09/01/27 (a)	200,000	215,666
3.25%, 04/01/28 (a)	150,000	162,162
1.60%, 12/15/30 (a)	300,000	286,404
4.00%, 03/15/33 (a)	211,000	242,874
4.95%, 01/15/45 (a)	500,000	547,935
4.20%, 09/01/48 (a)	350,000	420,483
4.20%, 04/01/50 (a)	150,000	181,436
2.90%, 03/15/51 (a)	200,000	194,402
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	350,000	398,891
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	276,672
1.75%, 03/15/31 (a)	250,000	237,145
3.55%, 09/30/49 (a)	200,000	212,568
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	150,000	161,568
4.13%, 03/01/42 (a)	250,000	291,895
4.10%, 04/01/43 (a)	450,000	527,652
4.25%, 12/01/45 (a)	250,000	301,445
3.25%, 09/01/49 (a)	200,000	208,250
3.45%, 04/15/50 (a)	100,000	107,317
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	103,251
5.30%, 10/01/41 (a)	50,000	66,802
4.20%, 06/15/47 (a)	95,000	114,492
4.13%, 04/01/49 (a)	300,000	359,751
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	365,554
2.90%, 09/15/29 (a)	250,000	262,460
Eversource Energy
2.80%, 05/01/23 (a)	100,000	103,136
3.80%, 12/01/23 (a)	600,000	639,384
3.30%, 01/15/28 (a)	250,000	270,905
1.65%, 08/15/30 (a)	400,000	380,812
3.45%, 01/15/50 (a)	300,000	315,150
Exelon Corp.
3.95%, 06/15/25 (a)	650,000	708,578
3.40%, 04/15/26 (a)	100,000	108,386
4.05%, 04/15/30 (a)	450,000	509,800

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 06/15/35 (a)(c)	250,000	305,502
5.63%, 06/15/35	250,000	324,175
5.10%, 06/15/45 (a)	100,000	131,496
4.45%, 04/15/46 (a)	150,000	181,575
4.70%, 04/15/50 (a)	250,000	316,297
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	50,000	53,332
6.25%, 10/01/39	550,000	702,619
5.75%, 10/01/41 (a)	100,000	122,147
5.60%, 06/15/42 (a)	300,000	363,468
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	257,148
3.25%, 06/01/24 (a)	300,000	317,385
2.85%, 04/01/25 (a)	400,000	424,660
3.13%, 12/01/25 (a)	500,000	537,730
4.95%, 06/01/35	150,000	193,547
5.95%, 02/01/38	150,000	213,357
5.96%, 04/01/39	500,000	720,940
5.69%, 03/01/40	100,000	141,703
5.25%, 02/01/41 (a)	250,000	338,512
4.13%, 02/01/42 (a)	150,000	181,095
4.05%, 06/01/42 (a)	350,000	419,079
3.80%, 12/15/42 (a)	275,000	319,544
3.70%, 12/01/47 (a)	55,000	63,864
3.95%, 03/01/48 (a)	250,000	302,065
4.13%, 06/01/48 (a)	150,000	185,738
3.99%, 03/01/49 (a)	150,000	181,164
3.15%, 10/01/49 (a)	350,000	372,064
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	332,990
Georgia Power Co.
2.10%, 07/30/23	250,000	257,578
2.20%, 09/15/24 (a)	150,000	155,942
3.25%, 04/01/26 (a)	300,000	322,644
3.25%, 03/30/27 (a)	100,000	107,976
2.65%, 09/15/29 (a)	100,000	104,325
4.75%, 09/01/40	100,000	122,056
4.30%, 03/15/42	300,000	351,627
4.30%, 03/15/43	100,000	117,155
3.70%, 01/30/50 (a)	200,000	215,356
3.25%, 03/15/51 (a)	150,000	152,520
Iberdrola International BV
5.81%, 03/15/25	100,000	115,441
6.75%, 07/15/36	200,000	300,226
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	242,270
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	55,789
4.55%, 03/15/46 (a)	100,000	124,309
3.75%, 07/01/47 (a)	250,000	278,940
4.25%, 08/15/48 (a)	300,000	364,365
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	213,702
4.10%, 09/26/28 (a)	250,000	284,782
2.30%, 06/01/30 (a)	300,000	301,833
6.25%, 07/15/39	350,000	495,579
3.70%, 09/15/46 (a)	50,000	55,914
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	224,466
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	508,338
3.35%, 11/15/27 (a)	100,000	108,713
5.30%, 07/01/43 (a)	100,000	131,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	300,000	388,506
4.38%, 10/01/45 (a)	100,000	121,673
3.30%, 06/01/50 (a)	250,000	262,583
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	250,000	303,397
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	54,414
3.65%, 04/15/29 (a)	200,000	223,968
6.75%, 12/30/31	200,000	280,180
5.80%, 10/15/36	200,000	276,806
4.80%, 09/15/43 (a)	150,000	193,478
4.40%, 10/15/44 (a)	325,000	401,856
4.25%, 05/01/46 (a)	300,000	368,655
3.95%, 08/01/47 (a)	150,000	176,523
3.65%, 08/01/48 (a)	250,000	281,407
4.25%, 07/15/49 (a)	450,000	557,118
3.15%, 04/15/50 (a)	350,000	366,873
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	280,460
4.25%, 03/15/42	100,000	118,172
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	250,000	263,825
2.95%, 02/07/24 (a)	410,000	430,812
3.25%, 11/01/25 (a)	400,000	431,532
3.40%, 02/07/28 (a)	350,000	383,299
3.90%, 11/01/28 (a)	250,000	282,865
3.70%, 03/15/29 (a)	200,000	224,260
1.35%, 03/15/31 (a)	250,000	233,530
8.00%, 03/01/32	200,000	297,062
4.75%, 04/30/43 (a)(b)	100,000	104,469
5.25%, 04/20/46 (a)(b)	250,000	275,115
4.40%, 11/01/48 (a)	250,000	318,727
4.30%, 03/15/49 (a)	100,000	122,739
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	839,437
6.65%, 04/01/36	500,000	732,230
3.13%, 08/01/50 (a)	200,000	204,812
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23 (a)	250,000	257,225
0.65%, 03/01/23	325,000	326,241
3.15%, 04/01/24 (a)	650,000	687,531
2.75%, 05/01/25 (a)	450,000	474,957
3.25%, 04/01/26 (a)	500,000	537,785
3.55%, 05/01/27 (a)	300,000	329,388
3.50%, 04/01/29 (a)	600,000	657,588
2.75%, 11/01/29 (a)	350,000	366,642
2.25%, 06/01/30 (a)	800,000	806,192
4.80%, 12/01/77 (a)(b)	150,000	168,438
Northern States Power Co.
6.25%, 06/01/36	370,000	531,808
6.20%, 07/01/37	150,000	218,829
5.35%, 11/01/39	150,000	205,595
3.40%, 08/15/42 (a)	145,000	159,087
4.00%, 08/15/45 (a)	250,000	298,612
3.60%, 05/15/46 (a)	300,000	337,092
3.60%, 09/15/47 (a)	250,000	281,015
2.90%, 03/01/50 (a)	200,000	203,072
2.60%, 06/01/51 (a)	100,000	95,254
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	301,967
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	382,280
3.25%, 05/15/29 (a)	250,000	273,563
1.95%, 08/15/31 (a)	150,000	148,017
5.50%, 03/15/40	150,000	207,480
4.40%, 03/01/44 (a)	150,000	185,729

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OGE Energy Corp.
0.70%, 05/26/23 (a)	150,000	150,050
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	200,340
5.38%, 11/01/40	200,000	253,536
5.05%, 10/01/48 (a)	200,000	249,176
3.75%, 08/01/50 (a)	150,000	160,097
5.25%, 09/01/50	150,000	190,398
Ohio Edison Co.
6.88%, 07/15/36	300,000	430,797
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	208,124
1.63%, 01/15/31 (a)	200,000	191,280
4.15%, 04/01/48 (a)	200,000	238,736
4.00%, 06/01/49 (a)	250,000	291,365
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	150,000	150,024
3.30%, 03/15/30 (a)	125,000	135,341
3.25%, 04/01/30 (a)	150,000	162,191
4.15%, 04/01/47 (a)	240,000	284,196
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	400,000	421,740
3.70%, 11/15/28 (a)	265,000	297,998
5.75%, 03/15/29 (a)	73,000	91,111
7.50%, 09/01/38	200,000	321,414
5.25%, 09/30/40	200,000	271,020
4.55%, 12/01/41 (a)	250,000	315,587
3.75%, 04/01/45 (a)	200,000	229,566
3.80%, 09/30/47 (a)	300,000	347,928
4.10%, 11/15/48 (a)	150,000	182,369
3.80%, 06/01/49 (a)	150,000	175,856
3.10%, 09/15/49 (a)	250,000	263,225
3.70%, 05/15/50 (a)	150,000	173,810
5.35%, 10/01/52 (a)	250,000	370,600
Pacific Gas and Electric Co.
3.25%, 06/15/23 (a)	200,000	205,412
4.25%, 08/01/23 (a)	150,000	156,864
3.85%, 11/15/23 (a)	500,000	520,380
3.50%, 06/15/25 (a)	350,000	365,081
3.45%, 07/01/25	150,000	156,698
3.15%, 01/01/26	550,000	568,705
2.95%, 03/01/26 (a)	500,000	513,800
3.30%, 03/15/27 (a)	100,000	103,763
2.10%, 08/01/27 (a)	500,000	488,305
3.30%, 12/01/27 (a)	450,000	463,869
3.75%, 07/01/28	500,000	523,405
4.65%, 08/01/28 (a)	100,000	109,489
4.55%, 07/01/30 (a)	1,150,000	1,244,334
2.50%, 02/01/31 (a)	850,000	809,004
3.25%, 06/01/31 (a)	150,000	149,574
4.50%, 07/01/40 (a)	800,000	819,152
3.30%, 08/01/40 (a)	350,000	323,473
4.20%, 06/01/41 (a)	100,000	99,370
4.45%, 04/15/42 (a)	150,000	149,712
3.75%, 08/15/42 (a)	250,000	227,210
4.75%, 02/15/44 (a)	100,000	102,340
4.30%, 03/15/45 (a)	150,000	148,103
4.25%, 03/15/46 (a)	250,000	246,470
4.00%, 12/01/46 (a)	250,000	240,043
3.95%, 12/01/47 (a)	300,000	287,841
4.95%, 07/01/50 (a)	1,100,000	1,168,904
3.50%, 08/01/50 (a)	600,000	545,736
PacifiCorp
3.50%, 06/15/29 (a)	100,000	110,484
2.70%, 09/15/30 (a)	150,000	156,531
7.70%, 11/15/31	100,000	146,105
5.75%, 04/01/37	100,000	135,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 07/15/38	350,000	501,109
6.00%, 01/15/39	100,000	140,564
4.13%, 01/15/49 (a)	250,000	295,797
4.15%, 02/15/50 (a)	300,000	357,474
3.30%, 03/15/51 (a)	250,000	260,858
PECO Energy Co.
3.70%, 09/15/47 (a)	300,000	344,019
3.90%, 03/01/48 (a)	450,000	521,901
3.00%, 09/15/49 (a)	100,000	101,877
2.80%, 06/15/50 (a)	250,000	246,333
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	249,938
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	269,223
4.15%, 03/15/43 (a)	200,000	238,560
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	450,000	515,889
PPL Electric Utilities Corp.
6.25%, 05/15/39	300,000	434,490
4.75%, 07/15/43 (a)	300,000	385,173
4.15%, 06/15/48 (a)	350,000	429,569
Progress Energy, Inc.
7.75%, 03/01/31	250,000	352,107
7.00%, 10/30/31	60,000	81,993
6.00%, 12/01/39	85,000	117,286
PSEG Power LLC
3.85%, 06/01/23 (a)	350,000	368,812
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	167,577
1.90%, 01/15/31 (a)	255,000	251,412
6.25%, 09/01/37	200,000	293,106
3.60%, 09/15/42 (a)	100,000	112,350
3.80%, 06/15/47 (a)	50,000	57,389
4.05%, 09/15/49 (a)	300,000	362,061
3.20%, 03/01/50 (a)	250,000	264,055
2.70%, 01/15/51 (a)	200,000	194,090
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	316,938
3.60%, 07/01/49 (a)	250,000	282,680
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	162,690
3.70%, 05/01/28 (a)	100,000	112,191
2.45%, 01/15/30 (a)	100,000	103,796
3.95%, 05/01/42 (a)	100,000	116,888
3.80%, 01/01/43 (a)	125,000	143,508
3.80%, 03/01/46 (a)	500,000	579,450
3.60%, 12/01/47 (a)	300,000	338,133
3.85%, 05/01/49 (a)	250,000	294,157
3.20%, 08/01/49 (a)	150,000	159,096
3.15%, 01/01/50 (a)	200,000	210,528
2.70%, 05/01/50 (a)	250,000	243,518
2.05%, 08/01/50 (a)	300,000	257,799
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	153,569
2.88%, 06/15/24 (a)	450,000	473,800
0.80%, 08/15/25 (a)	575,000	565,363
0.95%, 03/15/26 (a)	150,000	149,175
1.60%, 08/15/30 (a)	450,000	425,794
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	160,677
4.10%, 06/15/30 (a)	450,000	497,200
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	139,270
5.80%, 03/15/40	200,000	276,092
5.64%, 04/15/41 (a)	150,000	204,314
4.30%, 05/20/45 (a)	150,000	180,920

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.22%, 06/15/48 (a)	250,000	301,030
3.25%, 09/15/49 (a)	150,000	155,919
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	105,336
2.50%, 05/15/26 (a)	200,000	210,668
1.70%, 10/01/30 (a)	300,000	288,954
3.75%, 06/01/47 (a)	275,000	309,477
4.15%, 05/15/48 (a)	269,000	320,430
4.10%, 06/15/49 (a)	140,000	166,526
3.32%, 04/15/50 (a)	150,000	158,330
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	211,274
Southern California Edison Co.
3.50%, 10/01/23 (a)	400,000	420,256
1.20%, 02/01/26 (a)	200,000	198,678
3.65%, 03/01/28 (a)	100,000	108,691
4.20%, 03/01/29 (a)	150,000	168,813
6.65%, 04/01/29	300,000	373,227
2.85%, 08/01/29 (a)	200,000	207,642
2.25%, 06/01/30 (a)	150,000	148,617
6.00%, 01/15/34	200,000	260,880
5.75%, 04/01/35	200,000	254,240
5.35%, 07/15/35	250,000	311,325
5.55%, 01/15/37	200,000	248,864
5.95%, 02/01/38	250,000	325,330
6.05%, 03/15/39	300,000	399,276
5.50%, 03/15/40	200,000	251,970
4.05%, 03/15/42 (a)	105,000	112,790
3.90%, 03/15/43 (a)	200,000	211,266
4.65%, 10/01/43 (a)	400,000	462,096
3.60%, 02/01/45 (a)	100,000	101,003
4.00%, 04/01/47 (a)	600,000	642,690
4.13%, 03/01/48 (a)	550,000	600,462
4.88%, 03/01/49 (a)	250,000	299,302
3.65%, 02/01/50 (a)	550,000	564,080
Southern Co.
2.95%, 07/01/23 (a)	550,000	571,279
0.60%, 02/26/24 (a)	400,000	399,324
3.25%, 07/01/26 (a)	650,000	700,069
3.70%, 04/30/30 (a)	500,000	549,895
4.25%, 07/01/36 (a)	250,000	288,230
4.40%, 07/01/46 (a)	500,000	590,615
4.00%, 01/15/51 (a)(b)	250,000	264,740
3.75%, 09/15/51 (a)(b)	250,000	256,740
Southern Power Co.
5.15%, 09/15/41	650,000	799,025
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	526,905
4.10%, 09/15/28 (a)	200,000	225,764
3.90%, 04/01/45 (a)	100,000	109,214
3.85%, 02/01/48 (a)	150,000	164,766
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	184,403
3.40%, 08/15/46 (a)	100,000	106,681
3.70%, 08/15/47 (a)	300,000	335,961
3.75%, 06/15/49 (a)	100,000	113,932
3.15%, 05/01/50 (a)	250,000	261,260
Tampa Electric Co.
4.10%, 06/15/42 (a)	50,000	57,993
4.30%, 06/15/48 (a)	550,000	672,820
3.63%, 06/15/50 (a)	200,000	223,168
Toledo Edison Co.
6.15%, 05/15/37	100,000	137,815
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	265,618
1.50%, 08/01/30 (a)	250,000	237,073
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 12/01/48 (a)	100,000	128,880
4.00%, 06/15/50 (a)	100,000	116,875
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	47,157
3.50%, 03/15/29 (a)	750,000	828,202
2.95%, 03/15/30 (a)	150,000	159,944
3.90%, 09/15/42 (a)	115,000	131,379
3.65%, 04/15/45 (a)	100,000	112,129
4.00%, 04/01/48 (a)	250,000	294,897
3.25%, 10/01/49 (a)	150,000	160,064
2.63%, 03/15/51 (a)	250,000	237,638
Virginia Electric and Power Co.
2.75%, 03/15/23 (a)	281,000	289,169
3.45%, 02/15/24 (a)	250,000	264,823
3.10%, 05/15/25 (a)	200,000	212,960
3.15%, 01/15/26 (a)	250,000	269,415
2.95%, 11/15/26 (a)	200,000	214,886
3.50%, 03/15/27 (a)	550,000	606,540
2.88%, 07/15/29 (a)	150,000	159,648
6.00%, 01/15/36	250,000	343,915
6.00%, 05/15/37	550,000	762,146
8.88%, 11/15/38	150,000	265,139
4.00%, 01/15/43 (a)	250,000	288,950
4.45%, 02/15/44 (a)	500,000	611,245
4.20%, 05/15/45 (a)	50,000	59,751
3.80%, 09/15/47 (a)	300,000	342,087
4.60%, 12/01/48 (a)	350,000	451,223
3.30%, 12/01/49 (a)	200,000	213,222
2.45%, 12/15/50 (a)	350,000	315,682
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	250,000	250,713
3.55%, 06/15/25 (a)	101,000	109,300
1.38%, 10/15/27 (a)	250,000	245,620
1.80%, 10/15/30 (a)	250,000	240,375
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	104,034
1.70%, 06/15/28 (a)	150,000	149,936
4.30%, 10/15/48 (a)	125,000	154,865
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	107,575
3.00%, 07/01/29 (a)	250,000	268,420
3.65%, 04/01/50 (a)	200,000	225,844
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	283,022
4.75%, 11/01/44 (a)	150,000	191,939
3.30%, 09/01/49 (a)	300,000	317,964
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	350,000	350,532
3.30%, 06/01/25 (a)	200,000	213,626
4.00%, 06/15/28 (a)	250,000	281,472
2.60%, 12/01/29 (a)	200,000	207,402
3.40%, 06/01/30 (a)	300,000	328,341
6.50%, 07/01/36	140,000	200,201
3.50%, 12/01/49 (a)	200,000	214,064
		176,033,150
Natural Gas 0.2%
AGL Capital Corp.
3.25%, 06/15/26 (a)	100,000	107,748
4.40%, 06/01/43 (a)	100,000	117,551
Atmos Energy Corp.
0.63%, 03/09/23 (a)	450,000	450,022
3.00%, 06/15/27 (a)	200,000	215,424
1.50%, 01/15/31 (a)	600,000	566,184
5.50%, 06/15/41 (a)	150,000	200,832
4.15%, 01/15/43 (a)	200,000	231,908

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 10/15/44 (a)	100,000	116,433
4.30%, 10/01/48 (a)	200,000	242,834
4.13%, 03/15/49 (a)	150,000	179,261
3.38%, 09/15/49 (a)	200,000	211,854
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	55,893
1.75%, 10/01/30 (a)	200,000	191,980
5.85%, 01/15/41 (a)	250,000	344,750
4.10%, 09/01/47 (a)	200,000	231,032
National Grid USA
5.80%, 04/01/35	150,000	185,286
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	494,260
3.49%, 05/15/27 (a)	225,000	246,602
2.95%, 09/01/29 (a)	200,000	209,818
3.60%, 05/01/30 (a)	550,000	603,949
1.70%, 02/15/31 (a)	450,000	425,223
4.80%, 02/15/44 (a)	575,000	718,508
5.65%, 02/01/45 (a)	350,000	483,703
4.38%, 05/15/47 (a)	150,000	179,030
3.95%, 03/30/48 (a)	100,000	113,934
ONE Gas, Inc.
0.85%, 03/11/23 (a)	150,000	150,032
3.61%, 02/01/24 (a)	100,000	105,681
1.10%, 03/11/24 (a)	300,000	300,042
2.00%, 05/15/30 (a)	250,000	245,885
4.66%, 02/01/44 (a)	200,000	247,152
4.50%, 11/01/48 (a)	100,000	122,000
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	320,000	348,269
3.64%, 11/01/46 (a)	310,000	331,855
3.35%, 06/01/50 (a)	150,000	154,746
Sempra Energy
2.88%, 10/01/22 (a)	200,000	203,576
2.90%, 02/01/23 (a)	250,000	257,425
4.05%, 12/01/23 (a)	200,000	213,070
3.55%, 06/15/24 (a)	400,000	425,896
3.75%, 11/15/25 (a)	185,000	201,398
3.25%, 06/15/27 (a)	150,000	161,895
3.40%, 02/01/28 (a)	300,000	324,864
3.80%, 02/01/38 (a)	250,000	277,117
6.00%, 10/15/39	350,000	484,883
4.00%, 02/01/48 (a)	250,000	279,790
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	53,422
2.60%, 06/15/26 (a)	300,000	317,349
2.55%, 02/01/30 (a)	350,000	360,808
5.13%, 11/15/40	50,000	64,789
3.75%, 09/15/42 (a)	150,000	166,347
4.13%, 06/01/48 (a)	150,000	178,724
4.30%, 01/15/49 (a)	300,000	371,112
3.95%, 02/15/50 (a)	150,000	175,995
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	250,000	238,043
3.95%, 10/01/46 (a)	350,000	391,156
4.40%, 05/30/47 (a)	250,000	294,957
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	247,965
4.15%, 06/01/49 (a)	250,000	284,327
Washington Gas Light Co.
3.80%, 09/15/46 (a)	205,000	232,616
3.65%, 09/15/49 (a)	250,000	280,145
		15,617,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	323,232
2.95%, 09/01/27 (a)	100,000	107,619
3.75%, 09/01/28 (a)	250,000	280,472
3.45%, 06/01/29 (a)	300,000	330,117
2.80%, 05/01/30 (a)	200,000	210,722
2.30%, 06/01/31 (a)	200,000	202,862
6.59%, 10/15/37	450,000	660,645
4.30%, 12/01/42 (a)	200,000	241,032
4.00%, 12/01/46 (a)	90,000	104,729
3.75%, 09/01/47 (a)	300,000	337,029
4.20%, 09/01/48 (a)	400,000	483,436
4.15%, 06/01/49 (a)	150,000	178,545
3.45%, 05/01/50 (a)	250,000	268,772
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	275,090
2.70%, 04/15/30 (a)	200,000	207,200
2.40%, 05/01/31 (a)	50,000	50,465
4.28%, 05/01/49 (a)	250,000	296,022
3.35%, 04/15/50 (a)	250,000	257,993
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	150,745
		4,966,727
		196,617,227
Total Corporates (Cost $2,269,486,738)		2,402,534,506

TREASURIES 38.4% OF NET ASSETS
Bonds
7.63%, 11/15/22	798,000	864,926
7.13%, 02/15/23	1,998,000	2,188,942
6.25%, 08/15/23	2,248,000	2,500,549
7.50%, 11/15/24	1,248,000	1,517,393
7.63%, 02/15/25	1,000,000	1,235,078
6.88%, 08/15/25	1,200,000	1,481,438
6.00%, 02/15/26	1,889,000	2,305,908
6.75%, 08/15/26	1,209,000	1,542,420
6.50%, 11/15/26	1,748,000	2,229,246
6.63%, 02/15/27	1,000,000	1,292,461
6.38%, 08/15/27	1,200,000	1,560,188
6.13%, 11/15/27	2,934,000	3,799,301
5.50%, 08/15/28	1,748,000	2,235,528
5.25%, 11/15/28	2,248,000	2,857,946
5.25%, 02/15/29	1,774,000	2,265,453
6.13%, 08/15/29	1,644,000	2,234,556
6.25%, 05/15/30	3,131,000	4,368,723
5.38%, 02/15/31	4,094,000	5,511,228
4.50%, 02/15/36	4,194,000	5,732,346
4.75%, 02/15/37	1,882,000	2,657,443
5.00%, 05/15/37	2,848,000	4,127,820
4.38%, 02/15/38	2,496,000	3,417,960
4.50%, 05/15/38	3,596,000	4,998,440
3.50%, 02/15/39	3,672,000	4,579,386
4.25%, 05/15/39	4,046,000	5,516,784
4.50%, 08/15/39	4,746,000	6,668,130
4.38%, 11/15/39	4,625,000	6,412,490
4.63%, 02/15/40	4,305,000	6,156,150
1.13%, 05/15/40	14,500,000	12,540,234
4.38%, 05/15/40	4,694,000	6,536,762
1.13%, 08/15/40	18,400,000	15,844,125
3.88%, 08/15/40	4,894,000	6,420,699
1.38%, 11/15/40	20,500,000	18,425,977
4.25%, 11/15/40	4,853,000	6,674,392
1.88%, 02/15/41	24,900,000	24,370,875
4.75%, 02/15/41	4,692,000	6,859,484

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 05/15/41	25,800,000	26,842,078
4.38%, 05/15/41	4,444,000	6,227,502
1.75%, 08/15/41	18,400,000	17,596,438
3.75%, 08/15/41	4,817,000	6,246,671
3.13%, 11/15/41	4,944,000	5,893,016
3.13%, 02/15/42	5,682,000	6,782,444
3.00%, 05/15/42	4,498,000	5,264,066
2.75%, 08/15/42	5,391,000	6,071,193
2.75%, 11/15/42	7,508,000	8,448,846
3.13%, 02/15/43	6,786,000	8,090,715
2.88%, 05/15/43	10,831,000	12,437,034
3.63%, 08/15/43	8,417,000	10,810,584
3.75%, 11/15/43	8,250,000	10,798,477
3.63%, 02/15/44	7,677,000	9,885,337
3.38%, 05/15/44	6,794,000	8,449,507
3.13%, 08/15/44	10,182,000	12,190,559
3.00%, 11/15/44	8,936,000	10,497,007
2.50%, 02/15/45	12,182,000	13,164,174
3.00%, 05/15/45	4,834,000	5,690,902
2.88%, 08/15/45	6,932,000	7,998,337
3.00%, 11/15/45	3,982,000	4,696,893
2.50%, 02/15/46	7,886,000	8,535,363
2.50%, 05/15/46	10,382,000	11,241,759
2.25%, 08/15/46	11,678,000	12,068,483
2.88%, 11/15/46	5,369,000	6,222,587
3.00%, 02/15/47	9,834,000	11,659,436
3.00%, 05/15/47	7,738,000	9,185,248
2.75%, 08/15/47	11,430,000	12,984,659
2.75%, 11/15/47	12,028,000	13,674,332
3.00%, 02/15/48	13,234,000	15,746,392
3.13%, 05/15/48	14,120,000	17,191,100
3.00%, 08/15/48	15,728,000	18,750,725
3.38%, 11/15/48	15,584,000	19,864,730
3.00%, 02/15/49	17,126,000	20,485,640
2.88%, 05/15/49	17,276,000	20,222,368
2.25%, 08/15/49	16,976,000	17,607,295
2.38%, 11/15/49	14,778,000	15,739,725
2.00%, 02/15/50	18,398,000	18,084,659
1.25%, 05/15/50	21,500,000	17,599,766
1.38%, 08/15/50	25,250,000	21,322,442
1.63%, 11/15/50	24,200,000	21,755,422
1.88%, 02/15/51	26,500,000	25,286,797
2.38%, 05/15/51	27,100,000	28,933,484
2.00%, 08/15/51	19,500,000	19,163,320
Notes
1.63%, 11/15/22	12,645,000	12,860,607
0.13%, 11/30/22	22,000,000	22,000,859
2.00%, 11/30/22	18,472,000	18,877,518
1.63%, 12/15/22	12,288,000	12,510,960
0.13%, 12/31/22	21,400,000	21,398,328
2.13%, 12/31/22	19,472,000	19,954,997
1.50%, 01/15/23	12,986,000	13,214,016
0.13%, 01/31/23	20,500,000	20,493,994
1.75%, 01/31/23	8,448,000	8,627,685
2.38%, 01/31/23	10,486,000	10,797,303
1.38%, 02/15/23	8,692,000	8,837,829
2.00%, 02/15/23	14,372,000	14,736,633
0.13%, 02/28/23	21,000,000	20,988,516
1.50%, 02/28/23	8,748,000	8,913,563
2.63%, 02/28/23	8,188,000	8,472,661
0.50%, 03/15/23	12,000,000	12,057,891
0.13%, 03/31/23	21,000,000	20,983,184
1.50%, 03/31/23	9,640,000	9,830,729
2.50%, 03/31/23	8,090,000	8,370,622
0.25%, 04/15/23	12,300,000	12,311,771
0.13%, 04/30/23	21,000,000	20,974,570
1.63%, 04/30/23	7,990,000	8,169,775
2.75%, 04/30/23	8,186,000	8,515,678
0.13%, 05/15/23	14,100,000	14,082,100
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 05/15/23	15,680,000	16,074,756
0.13%, 05/31/23	21,000,000	20,968,418
1.63%, 05/31/23	7,838,000	8,022,162
2.75%, 05/31/23	7,984,000	8,320,513
0.25%, 06/15/23	13,600,000	13,606,109
0.13%, 06/30/23	23,400,000	23,362,066
1.38%, 06/30/23	8,494,000	8,665,207
2.63%, 06/30/23	8,968,000	9,343,010
0.13%, 07/15/23	13,400,000	13,374,090
0.13%, 07/31/23	21,000,000	20,956,934
1.25%, 07/31/23	7,742,000	7,885,650
2.75%, 07/31/23	7,896,000	8,258,106
0.13%, 08/15/23	14,700,000	14,666,982
2.50%, 08/15/23	15,152,000	15,788,857
0.13%, 08/31/23	22,000,000	21,943,281
1.38%, 08/31/23	7,992,000	8,161,986
2.75%, 08/31/23	7,994,000	8,374,027
0.13%, 09/15/23	15,800,000	15,755,254
0.25%, 09/30/23	21,000,000	20,985,234
1.38%, 09/30/23	6,742,000	6,889,745
2.88%, 09/30/23	11,672,000	12,273,382
0.13%, 10/15/23	13,600,000	13,554,313
1.63%, 10/31/23	9,740,000	10,007,470
2.88%, 10/31/23	7,486,000	7,886,326
0.25%, 11/15/23	14,900,000	14,882,539
2.75%, 11/15/23	18,978,000	19,961,001
2.13%, 11/30/23	10,234,000	10,634,165
2.88%, 11/30/23	6,776,000	7,149,739
0.13%, 12/15/23	14,700,000	14,634,539
2.25%, 12/31/23	7,342,000	7,656,903
2.63%, 12/31/23	10,776,000	11,326,165
0.13%, 01/15/24	12,900,000	12,833,988
2.25%, 01/31/24	8,194,000	8,555,688
2.50%, 01/31/24	10,970,000	11,516,357
0.13%, 02/15/24	21,000,000	20,885,156
2.75%, 02/15/24	16,595,000	17,534,303
2.13%, 02/29/24	8,738,000	9,106,634
2.38%, 02/29/24	7,982,000	8,365,198
0.25%, 03/15/24	18,300,000	18,240,668
2.13%, 03/31/24	17,418,000	18,164,388
0.38%, 04/15/24	17,000,000	16,984,062
2.00%, 04/30/24	7,494,000	7,799,322
2.25%, 04/30/24	12,574,000	13,164,389
0.25%, 05/15/24	18,000,000	17,914,219
2.50%, 05/15/24	18,698,000	19,710,321
2.00%, 05/31/24	12,668,000	13,191,050
0.25%, 06/15/24	19,000,000	18,894,609
1.75%, 06/30/24	11,032,000	11,422,860
2.00%, 06/30/24	3,240,000	3,376,687
0.38%, 07/15/24	15,900,000	15,856,524
1.75%, 07/31/24	12,078,000	12,513,469
2.13%, 07/31/24	6,488,000	6,789,084
0.38%, 08/15/24	20,000,000	19,930,469
2.38%, 08/15/24	21,568,000	22,731,492
1.25%, 08/31/24	9,186,000	9,386,226
1.88%, 08/31/24	9,490,000	9,869,600
0.38%, 09/15/24	21,000,000	20,910,586
1.50%, 09/30/24	10,982,000	11,305,454
2.13%, 09/30/24	7,784,000	8,156,477
1.50%, 10/31/24	12,480,000	12,848,550
2.25%, 10/31/24	7,238,000	7,617,430
2.25%, 11/15/24	19,870,000	20,920,937
1.50%, 11/30/24	12,480,000	12,847,575
2.13%, 11/30/24	8,988,000	9,429,676
1.75%, 12/31/24	11,982,000	12,434,133
2.25%, 12/31/24	8,988,000	9,471,105
1.38%, 01/31/25	11,696,000	11,992,969
2.50%, 01/31/25	8,488,000	9,019,826
2.00%, 02/15/25	20,486,000	21,433,477

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 02/28/25	10,998,000	11,182,732
2.75%, 02/28/25	7,390,000	7,920,579
0.50%, 03/31/25	14,200,000	14,125,117
2.63%, 03/31/25	4,724,000	5,046,561
0.38%, 04/30/25	15,400,000	15,234,570
2.88%, 04/30/25	10,986,000	11,840,419
2.13%, 05/15/25	19,380,400	20,376,674
0.25%, 05/31/25	14,700,000	14,455,957
2.88%, 05/31/25	9,288,000	10,019,430
0.25%, 06/30/25	16,500,000	16,209,961
2.75%, 06/30/25	8,988,000	9,661,398
0.25%, 07/31/25	16,100,000	15,796,238
2.88%, 07/31/25	10,386,000	11,222,560
2.00%, 08/15/25	22,668,000	23,744,730
0.25%, 08/31/25	17,900,000	17,539,902
2.75%, 08/31/25	9,736,000	10,480,652
0.25%, 09/30/25	18,300,000	17,913,270
3.00%, 09/30/25	8,682,000	9,440,658
0.25%, 10/31/25	18,800,000	18,373,328
3.00%, 10/31/25	9,688,000	10,544,404
2.25%, 11/15/25	20,872,000	22,084,370
0.38%, 11/30/25	20,600,000	20,212,141
2.88%, 11/30/25	10,682,000	11,578,704
0.38%, 12/31/25	19,800,000	19,405,547
2.63%, 12/31/25	8,486,000	9,116,483
0.38%, 01/31/26	23,100,000	22,607,320
2.63%, 01/31/26	9,938,000	10,684,515
1.63%, 02/15/26	18,672,000	19,270,817
0.50%, 02/28/26	22,000,000	21,632,187
2.50%, 02/28/26	9,476,000	10,144,872
0.75%, 03/31/26	21,000,000	20,855,625
2.25%, 03/31/26	10,086,000	10,689,190
0.75%, 04/30/26	20,300,000	20,147,750
2.38%, 04/30/26	7,084,000	7,550,548
1.63%, 05/15/26	19,285,000	19,897,449
0.75%, 05/31/26	21,500,000	21,319,434
2.13%, 05/31/26	8,388,000	8,848,029
0.88%, 06/30/26	20,000,000	19,929,688
1.88%, 06/30/26	8,984,000	9,375,295
0.63%, 07/31/26	22,000,000	21,649,375
1.88%, 07/31/26	8,284,000	8,647,072
1.50%, 08/15/26	19,724,000	20,225,575
0.75%, 08/31/26	22,000,000	21,767,109
1.38%, 08/31/26	6,986,000	7,121,081
0.88%, 09/30/26	22,000,000	21,883,125
1.63%, 09/30/26	6,490,000	6,693,573
1.63%, 10/31/26	8,084,000	8,335,678
2.00%, 11/15/26	18,082,000	18,979,743
1.63%, 11/30/26	7,986,000	8,233,379
1.75%, 12/31/26	8,490,000	8,806,385
1.50%, 01/31/27	7,190,000	7,362,167
2.25%, 02/15/27	16,126,000	17,135,135
1.13%, 02/28/27	4,800,000	4,817,625
0.63%, 03/31/27	8,100,000	7,906,992
0.50%, 04/30/27	9,850,000	9,533,723
2.38%, 05/15/27	18,420,000	19,707,961
0.50%, 05/31/27	10,200,000	9,856,547
0.50%, 06/30/27	11,400,000	11,006,789
0.38%, 07/31/27	14,600,000	13,978,930
2.25%, 08/15/27	17,272,000	18,365,668
0.50%, 08/31/27	12,000,000	11,553,281
0.38%, 09/30/27	16,000,000	15,272,500
0.50%, 10/31/27	15,700,000	15,073,227
2.25%, 11/15/27	15,074,000	16,032,023
0.63%, 11/30/27	11,700,000	11,303,297
0.63%, 12/31/27	19,900,000	19,205,832
0.75%, 01/31/28	20,200,000	19,620,039
2.75%, 02/15/28	20,822,000	22,791,143
1.13%, 02/29/28	18,300,000	18,190,629
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 03/31/28	19,500,000	19,508,379
1.25%, 04/30/28	20,600,000	20,595,172
2.88%, 05/15/28	21,770,000	24,025,236
1.25%, 05/31/28	20,000,000	19,976,563
1.25%, 06/30/28	20,200,000	20,160,547
1.00%, 07/31/28	20,000,000	19,617,188
2.88%, 08/15/28	22,868,000	25,272,713
1.13%, 08/31/28	21,500,000	21,249,727
1.25%, 09/30/28	22,000,000	21,908,906
3.13%, 11/15/28	20,714,000	23,282,212
2.63%, 02/15/29	21,666,000	23,632,867
2.38%, 05/15/29	17,558,000	18,852,902
1.63%, 08/15/29	16,666,000	16,983,696
1.75%, 11/15/29	14,266,000	14,667,231
1.50%, 02/15/30	24,898,000	25,067,229
0.63%, 05/15/30	30,700,000	28,668,524
0.63%, 08/15/30 (h)	39,400,000	36,672,781
0.88%, 11/15/30	45,100,000	42,820,336
1.13%, 02/15/31 (h)	45,600,000	44,178,563
1.63%, 05/15/31	44,400,000	44,930,719
1.25%, 08/15/31	32,400,000	31,617,844
Total Treasuries (Cost $3,487,410,051)		3,571,038,011

GOVERNMENT RELATED 5.5% OF NET ASSETS

Agency 2.2%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	500,000	506,955
2.88%, 03/13/23	650,000	674,453
1.50%, 02/12/25	700,000	718,627
0.38%, 09/17/25	500,000	491,120
0.50%, 02/02/26	500,000	490,570
		2,881,725
Canada 0.0%
Export Development Canada
2.50%, 01/24/23	600,000	617,856
1.38%, 02/24/23	800,000	812,816
2.75%, 03/15/23	450,000	466,299
2.63%, 02/21/24	740,000	778,014
		2,674,985
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	256,108
3.54%, 11/08/27	250,000	276,130
		532,238
Germany 0.4%
FMS Wertmanagement
2.00%, 08/01/22 (i)	450,000	456,921
2.75%, 03/06/23 (i)	275,000	284,793
2.75%, 01/30/24 (i)	700,000	737,247
Kreditanstalt fuer Wiederaufbau
3.13%, 12/15/21 (i)	1,500,000	1,508,970
2.63%, 01/25/22 (i)	1,250,000	1,259,750
2.50%, 02/15/22 (i)	1,100,000	1,109,625
1.75%, 08/22/22 (i)	250,000	253,575
2.00%, 09/29/22 (i)	2,500,000	2,545,975
2.00%, 10/04/22 (i)	750,000	763,913

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 12/29/22 (i)	1,700,000	1,746,172
2.13%, 01/17/23 (i)	1,050,000	1,075,945
1.63%, 02/15/23 (i)	1,700,000	1,732,895
2.63%, 02/28/24 (i)	1,500,000	1,578,045
0.25%, 03/08/24 (i)	1,500,000	1,493,205
1.38%, 08/05/24 (i)	1,400,000	1,433,012
0.50%, 09/20/24 (i)	2,000,000	1,996,360
2.50%, 11/20/24 (i)	2,200,000	2,328,524
0.38%, 07/18/25 (i)	1,500,000	1,478,310
0.63%, 01/22/26 (i)	1,750,000	1,728,615
2.88%, 04/03/28 (i)	1,100,000	1,209,296
1.75%, 09/14/29 (i)	700,000	717,535
0.75%, 09/30/30 (i)	500,000	468,775
0.00%, 04/18/36 (i)(j)	250,000	190,110
0.00%, 06/29/37 (i)(j)	800,000	596,416
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (i)	550,000	581,856
2.00%, 01/13/25 (i)	1,150,000	1,199,289
2.38%, 06/10/25 (i)	600,000	635,028
0.88%, 03/30/26 (i)	500,000	498,185
1.75%, 07/27/26 (i)	500,000	517,475
2.50%, 11/15/27 (i)	500,000	537,695
0.88%, 09/03/30 (i)	750,000	708,795
		33,372,307
Japan 0.2%
Japan Bank for International Cooperation
2.38%, 07/21/22	500,000	508,695
2.38%, 11/16/22	2,300,000	2,354,625
1.75%, 01/23/23	500,000	509,550
0.63%, 05/22/23	500,000	502,360
3.25%, 07/20/23	800,000	841,192
3.38%, 10/31/23	350,000	371,046
2.50%, 05/23/24	1,150,000	1,206,683
1.75%, 10/17/24	300,000	309,246
2.50%, 05/28/25	200,000	211,608
0.63%, 07/15/25	700,000	692,671
1.88%, 07/21/26	350,000	361,337
2.25%, 11/04/26	1,400,000	1,470,364
2.88%, 06/01/27	1,650,000	1,788,138
2.88%, 07/21/27	650,000	705,172
2.75%, 11/16/27	700,000	755,902
3.25%, 07/20/28	400,000	446,052
3.50%, 10/31/28	350,000	396,872
2.00%, 10/17/29	700,000	721,588
1.25%, 01/21/31	250,000	240,880
1.88%, 04/15/31	1,250,000	1,268,600
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	209,002
2.75%, 04/27/27	200,000	215,340
1.00%, 07/22/30	370,000	349,942
1.75%, 04/28/31	350,000	351,120
		16,787,985
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	250,000	251,870
2.45%, 01/17/23	450,000	462,294
2.65%, 01/15/24	450,000	470,772
3.70%, 03/01/24	550,000	590,474
3.25%, 11/10/24	150,000	161,283
2.88%, 04/06/25 (a)	450,000	478,112
1.75%, 01/22/26 (a)	450,000	461,133
3.00%, 04/06/27 (a)	150,000	161,742
7.25%, 09/23/27	50,000	65,550
3.63%, 09/10/28 (a)	250,000	279,000
3.13%, 04/06/30 (a)	750,000	815,745
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/22/30 (a)	250,000	257,385
3.63%, 04/06/40 (a)	150,000	167,682
4.25%, 11/23/41	900,000	1,085,553
3.95%, 05/15/43	300,000	346,659
4.80%, 11/08/43	260,000	334,719
3.25%, 11/18/49 (a)	350,000	369,968
3.70%, 04/06/50 (a)	450,000	517,891
		7,277,832
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	450,000	472,275
2.88%, 01/21/25	1,200,000	1,271,280
1.88%, 02/12/25	200,000	205,456
3.25%, 11/10/25	1,450,000	1,574,410
2.63%, 05/26/26	250,000	266,360
3.25%, 08/12/26	200,000	219,310
1.13%, 12/29/26	550,000	546,612
2.38%, 04/21/27	250,000	263,395
1.25%, 09/21/30	700,000	666,477
Korea Development Bank
3.38%, 03/12/23	200,000	208,422
2.75%, 03/19/23	200,000	206,678
3.75%, 01/22/24	300,000	322,158
0.40%, 03/09/24	200,000	199,364
2.13%, 10/01/24	550,000	575,338
3.38%, 09/16/25	500,000	544,000
3.00%, 01/13/26	200,000	215,468
0.80%, 07/19/26	400,000	392,732
1.00%, 09/09/26	250,000	247,678
2.00%, 09/12/26	350,000	363,485
1.63%, 01/19/31	650,000	638,846
		9,399,744
Sweden 0.0%
Svensk Exportkredit AB
2.00%, 08/30/22	550,000	559,036
1.63%, 11/14/22	600,000	609,486
2.88%, 03/14/23	200,000	207,510
0.75%, 04/06/23	600,000	604,278
1.75%, 12/12/23	500,000	514,225
0.38%, 03/11/24	500,000	498,435
0.38%, 07/30/24	350,000	347,837
0.63%, 10/07/24 (g)	200,000	200,006
0.63%, 05/14/25	500,000	497,085
0.50%, 08/26/25	300,000	296,133
		4,334,031
		77,260,847
U.S. 1.4%
Fannie Mae
2.38%, 01/19/23	3,000,000	3,085,560
0.25%, 05/22/23	4,000,000	4,002,200
0.25%, 07/10/23	7,000,000	7,000,490
2.88%, 09/12/23	3,000,000	3,151,530
0.25%, 11/27/23	2,000,000	1,998,100
2.50%, 02/05/24	6,000,000	6,301,080
1.63%, 01/07/25	1,000,000	1,034,420
0.50%, 06/17/25	2,500,000	2,484,175
0.38%, 08/25/25	3,500,000	3,447,185
0.50%, 11/07/25	4,000,000	3,951,080
2.13%, 04/24/26	6,000,000	6,323,040
0.75%, 10/08/27	5,000,000	4,860,200
7.13%, 01/15/30	527,000	758,379
7.25%, 05/15/30	1,000,000	1,462,340
0.88%, 08/05/30	1,000,000	942,950

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 11/15/30	2,700,000	3,853,278
5.63%, 07/15/37	1,500,000	2,241,645
Federal Farm Credit Banks Funding Corp.
0.13%, 06/14/23	1,000,000	997,800
0.20%, 10/02/23	1,000,000	997,910
0.25%, 02/26/24	800,000	797,728
Federal Home Loan Banks
1.88%, 12/09/22	2,000,000	2,041,160
1.38%, 02/17/23	1,000,000	1,017,050
2.13%, 03/10/23	250,000	256,935
0.13%, 03/17/23	500,000	499,970
2.50%, 02/13/24	1,600,000	1,681,408
2.88%, 06/14/24	1,075,000	1,143,821
1.50%, 08/15/24	2,000,000	2,058,380
5.38%, 08/15/24	1,750,000	1,990,957
0.50%, 06/13/25	2,000,000	1,983,200
0.38%, 09/04/25	1,000,000	985,570
3.25%, 11/16/28	5,000,000	5,647,800
5.50%, 07/15/36	400,000	584,384
Freddie Mac
0.38%, 04/20/23	2,000,000	2,006,280
2.75%, 06/19/23	2,500,000	2,607,675
0.25%, 06/26/23	4,000,000	4,000,600
0.25%, 08/24/23	6,000,000	5,998,620
0.25%, 09/08/23	3,000,000	2,998,230
0.13%, 10/16/23	3,000,000	2,989,350
0.25%, 11/06/23	2,500,000	2,497,675
0.25%, 12/04/23	3,000,000	2,994,630
1.50%, 02/12/25	5,000,000	5,145,950
0.38%, 07/21/25	3,000,000	2,961,330
0.38%, 09/23/25	3,000,000	2,952,870
6.75%, 09/15/29	500,000	707,865
6.75%, 03/15/31	1,564,000	2,271,335
6.25%, 07/15/32	700,000	1,015,504
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,136,720
6.75%, 11/01/25	488,000	603,432
2.88%, 02/01/27	500,000	544,780
5.25%, 09/15/39	750,000	1,063,455
4.63%, 09/15/60	100,000	147,533
		125,225,559
		202,486,406

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	1,160,000	1,385,585
Province of Alberta
3.35%, 11/01/23	646,000	685,335
2.95%, 01/23/24	500,000	528,185
1.88%, 11/13/24	700,000	725,690
1.00%, 05/20/25	200,000	201,290
3.30%, 03/15/28	1,100,000	1,223,750
1.30%, 07/22/30	850,000	815,124
Province of British Columbia
2.00%, 10/23/22	650,000	662,480
1.75%, 09/27/24	500,000	517,020
2.25%, 06/02/26	500,000	528,145
0.90%, 07/20/26	450,000	447,219
1.30%, 01/29/31	500,000	484,345
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Manitoba
2.60%, 04/16/24	250,000	262,738
3.05%, 05/14/24	250,000	265,703
2.13%, 06/22/26	750,000	784,372
Province of New Brunswick
2.50%, 12/12/22	250,000	256,075
3.63%, 02/24/28	450,000	510,485
Province of Ontario
1.75%, 01/24/23	1,200,000	1,223,712
3.40%, 10/17/23	1,050,000	1,114,302
3.05%, 01/29/24	1,200,000	1,270,956
3.20%, 05/16/24	850,000	908,055
0.63%, 01/21/26	750,000	738,833
1.05%, 04/14/26	750,000	750,337
2.50%, 04/27/26	500,000	532,375
2.30%, 06/15/26	550,000	580,806
1.05%, 05/21/27	400,000	395,452
2.00%, 10/02/29	400,000	411,608
1.13%, 10/07/30	500,000	474,560
1.60%, 02/25/31	900,000	887,256
Province of Quebec
2.63%, 02/13/23	350,000	361,235
7.50%, 07/15/23	150,000	168,747
7.13%, 02/09/24	800,000	920,624
2.50%, 04/09/24	200,000	209,808
2.88%, 10/16/24	700,000	747,257
1.50%, 02/11/25	850,000	871,794
0.60%, 07/23/25	1,150,000	1,140,558
2.50%, 04/20/26	300,000	319,728
2.75%, 04/12/27	700,000	756,413
7.50%, 09/15/29	818,000	1,167,343
1.35%, 05/28/30	400,000	389,840
		26,625,140
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	171,408
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	301,162
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	495,000	701,796
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	464,931
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,206,934
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	885,185
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	1,073,640
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	1,932,262
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,358,307
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,503,574
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	865,000	1,379,779
GO Bonds
7.60%, 11/01/40	300,000	522,738

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	118,095
Series B
2.72%, 11/01/52	400,000	391,272
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	224,927
Series C
4.47%, 01/01/49	150,000	193,439
Series C
4.57%, 01/01/54	50,000	67,524
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	630,612
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	283,117
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	126,157
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	298,080
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	123,866
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	215,030
RB Series 2012
4.43%, 02/01/42	200,000	245,150
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	249,786
Series A
3.30%, 11/01/39 (a)	250,000	269,900
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	640,741
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	253,791
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	137,836
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	488,082
Series D
2.66%, 09/01/39	144,059	148,485
Series D
2.81%, 09/01/43	150,000	154,367
Series H
2.90%, 09/01/49	300,000	312,279
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	272,481
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	921,548
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	548,534
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	67,751
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	160,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	345,935
Series B
6.00%, 12/01/44	300,000	453,357
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	207,192
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	157,049
Series A
3.14%, 11/01/45	20,000	20,935
Series C
3.09%, 11/01/40 (a)	160,000	165,534
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	362,327
District of Columbia
Series E
5.59%, 12/01/34	350,000	450,336
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	263,544
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	71,374
Florida State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	353,342
Series A
1.71%, 07/01/27	350,000	354,020
Series A
2.15%, 07/01/30	350,000	353,605
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	106,138
Series A
3.92%, 01/15/53 (a)	100,000	105,635
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	273,152
Series B
3.24%, 10/01/52 (a)	300,000	307,632
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	185,959
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	156,418
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	190,724
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	280,000	291,494
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,745,000	3,203,484
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	112,023
Series B
4.53%, 01/01/35	200,000	243,214
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	144,344

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020
1.61%, 08/01/28	125,000	125,684
GO Bonds Series 2020
1.81%, 08/01/30	200,000	199,046
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	349,669
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	406,225
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	370,997
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	299,046
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	637,987
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	103,232
RB Series D
3.20%, 07/01/50	100,000	102,968
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	500,767
RB Series B
3.40%, 10/15/40 (a)	100,000	105,620
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	882,466
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	566,083
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	940,992
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	348,922
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	383,159
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	244,535
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	88,906
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	226,663
RB (Build America Bonds) Series A
6.64%, 04/01/57	243,000	365,977
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	662,191
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,075,182
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	74,283
RB Series 2019B
4.13%, 06/15/42	250,000	285,136
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	817,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,356,553
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	603,288
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	381,625
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	435,246
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	382,945
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	270,545
RB Series 2009F
5.63%, 03/15/39	200,000	258,837
Series B
3.14%, 07/01/43	200,000	209,868
Series F
3.11%, 02/15/39	200,000	216,210
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	157,790
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	228,385
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	582,781
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	874,048
Series A
3.80%, 12/01/46	75,000	88,360
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	102,393
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	601,378
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	593,158
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	337,334
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	281,622
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	896,012
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,555,559
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	271,786
RB Series AAA
1.09%, 07/01/23	300,000	303,834
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	309,840
Series H
6.55%, 05/15/48	100,000	154,758

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series N
3.01%, 05/15/50 (a)	200,000	201,984
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	317,010
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	169,264
Series R
3.27%, 05/01/43	100,000	108,405
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	220,890
RB Series B
3.82%, 01/01/48	250,000	279,778
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	97,751
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	452,904
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	526,130
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,290,454
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	185,508
State of California
2.38%, 10/01/26	175,000	185,946
7.63%, 03/01/40	100,000	167,249
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	172,194
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	662,036
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,072,627
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	391,662
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	350,000	348,554
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	158,654
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	417,718
RB Series 2013AJ
4.60%, 05/15/31	250,000	292,691
RB Series 2015AQ
4.77%, 05/15/15	300,000	413,013
RB Series 2019BD
3.35%, 07/01/29	200,000	222,635
RB Series AD
4.86%, 05/15/12	500,000	697,222
RB Series AS
5.95%, 05/15/45	250,000	356,522
RB Series BG
1.61%, 05/15/30 (a)	250,000	244,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series BJ
3.07%, 05/15/51 (a)	500,000	501,870
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	253,770
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	272,279
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	67,191
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	366,626
Series B
2.58%, 11/01/51 (a)	300,000	296,795
Series C
4.18%, 09/01/17 (a)	150,000	193,653
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	555,954
GO (Build America Bonds) Series D
4.55%, 07/01/24	205,000	218,673
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	262,193
Wisconsin
RB Series A
5.70%, 05/01/26	575,000	660,630
		63,843,829
		90,468,969

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	750,000	765,187
1.63%, 01/22/25	1,050,000	1,083,810
0.75%, 05/19/26	250,000	247,710
		2,096,707
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	350,000	356,976
3.13%, 03/27/25 (k)	200,000	213,432
3.13%, 01/21/26	400,000	428,076
3.24%, 02/06/28 (a)	750,000	800,077
2.45%, 01/31/31 (a)	850,000	844,356
2.55%, 01/27/32 (a)	600,000	596,484
2.55%, 07/27/33 (a)	500,000	488,910
3.10%, 05/07/41 (a)	400,000	387,272
3.63%, 10/30/42	100,000	104,603
3.86%, 06/21/47	450,000	484,749
3.50%, 01/25/50 (a)	850,000	852,932
3.10%, 01/22/61 (a)	700,000	634,592
		6,192,459
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	600,000	639,966
5.75%, 11/22/23	800,000	885,288

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 03/25/24	600,000	666,930
7.63%, 03/29/41	550,000	918,819
		3,111,003
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	500,000	515,255
4.45%, 02/11/24	250,000	271,750
3.50%, 01/11/28	450,000	489,582
4.10%, 04/24/28	450,000	506,745
4.75%, 02/11/29	600,000	701,052
3.40%, 09/18/29	400,000	431,584
2.85%, 02/14/30	400,000	414,588
3.85%, 10/15/30	550,000	615,445
1.85%, 03/12/31	400,000	384,376
4.35%, 01/11/48	700,000	781,109
5.35%, 02/11/49 (k)	500,000	645,125
3.70%, 10/30/49	200,000	203,358
3.50%, 02/14/50	650,000	651,163
4.20%, 10/15/50	650,000	720,590
3.05%, 03/12/51	350,000	331,618
4.45%, 04/15/70	300,000	342,876
3.35%, 03/12/71	200,000	184,946
		8,191,162
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	450,000	471,073
2.88%, 03/16/26	300,000	321,891
3.25%, 01/17/28	300,000	329,913
2.50%, 01/15/30	500,000	523,070
2.75%, 07/03/30	700,000	745,780
4.50%, 01/30/43	700,000	877,653
4.13%, 01/17/48	250,000	301,713
3.38%, 01/15/50	850,000	904,213
3.88%, 07/03/50	650,000	742,261
4.50%, 04/03/20	500,000	629,570
		5,847,137
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,120,620
2.38%, 10/17/24	1,700,000	1,764,736
2.88%, 10/17/29	700,000	726,943
5.38%, 06/15/33	754,000	949,037
4.00%, 10/17/49	950,000	1,055,802
Republic of Italy Government International Bond
1.25%, 02/17/26	500,000	492,905
3.88%, 05/06/51	550,000	596,519
		6,706,562
Mexico 0.2%
Mexico Government International Bond
8.00%, 09/24/22	100,000	107,727
4.00%, 10/02/23	291,000	311,513
3.60%, 01/30/25	450,000	490,658
3.90%, 04/27/25 (a)	400,000	440,796
4.13%, 01/21/26	700,000	784,105
4.15%, 03/28/27	1,000,000	1,129,270
3.75%, 01/11/28	1,050,000	1,145,917
4.50%, 04/22/29	1,150,000	1,295,693
3.25%, 04/16/30 (a)	1,000,000	1,027,770
2.66%, 05/24/31 (a)	1,050,000	1,013,964
8.30%, 08/15/31	150,000	219,104
4.75%, 04/27/32 (a)	850,000	958,630
7.50%, 04/08/33	250,000	349,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 09/27/34	950,000	1,253,287
6.05%, 01/11/40	1,050,000	1,290,828
4.28%, 08/14/41 (a)	750,000	766,275
4.75%, 03/08/44	1,350,000	1,444,783
5.55%, 01/21/45	1,150,000	1,348,743
4.60%, 01/23/46	1,000,000	1,039,650
4.35%, 01/15/47	600,000	603,654
4.60%, 02/10/48	950,000	983,488
4.50%, 01/31/50 (a)	1,025,000	1,051,732
5.00%, 04/27/51 (a)	850,000	935,816
3.77%, 05/24/61 (a)	1,050,000	933,986
5.75%, 10/12/10	950,000	1,084,653
		22,011,912
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	753,732
3.75%, 03/16/25 (a)	500,000	537,530
7.13%, 01/29/26	350,000	428,855
8.88%, 09/30/27	150,000	205,052
3.88%, 03/17/28 (a)	400,000	435,120
9.38%, 04/01/29	600,000	875,538
3.16%, 01/23/30 (a)	600,000	619,572
2.25%, 09/29/32 (a)	1,150,000	1,084,358
6.70%, 01/26/36	900,000	1,200,879
4.50%, 05/15/47	500,000	548,095
4.50%, 04/16/50 (a)	750,000	817,665
4.30%, 04/29/53	400,000	425,028
4.50%, 04/01/56 (a)	750,000	815,962
3.87%, 07/23/60 (a)	825,000	808,294
		9,555,680
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	750,000	908,640
2.39%, 01/23/26 (a)	150,000	153,545
4.13%, 08/25/27	500,000	554,270
2.84%, 06/20/30	650,000	657,046
2.78%, 01/23/31 (a)	1,250,000	1,242,450
1.86%, 12/01/32 (a)	550,000	502,524
8.75%, 11/21/33	450,000	695,596
6.55%, 03/14/37	550,000	744,463
3.30%, 03/11/41 (a)	450,000	438,511
5.63%, 11/18/50	900,000	1,226,016
3.55%, 03/10/51 (a)	400,000	399,132
2.78%, 12/01/60 (a)	450,000	381,677
3.23%, 07/28/21 (a)	450,000	375,300
		8,279,170
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	750,000	807,015
9.50%, 10/21/24	100,000	125,828
10.63%, 03/16/25	300,000	395,928
5.50%, 03/30/26	400,000	471,152
3.00%, 02/01/28	850,000	910,953
3.75%, 01/14/29	600,000	671,616
9.50%, 02/02/30	850,000	1,320,084
2.46%, 05/05/30	700,000	716,940
7.75%, 01/14/31	550,000	795,201
1.65%, 06/10/31 (k)	200,000	191,046
6.38%, 01/15/32	350,000	473,470
6.38%, 10/23/34	900,000	1,247,364
5.00%, 01/13/37	400,000	495,112
3.95%, 01/20/40	1,100,000	1,203,323
3.70%, 03/01/41	500,000	531,195
3.70%, 02/02/42	1,100,000	1,169,256

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 05/05/45	700,000	667,982
2.65%, 12/10/45	700,000	641,382
		12,834,847
Poland 0.0%
Poland Government International Bond
3.00%, 03/17/23	750,000	778,793
4.00%, 01/22/24	800,000	864,072
3.25%, 04/06/26	644,000	707,060
		2,349,925
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	300,000	320,094
2.75%, 01/19/27	450,000	483,138
3.50%, 09/20/28	200,000	224,686
2.50%, 06/19/29	550,000	583,374
1.00%, 09/16/30	200,000	189,198
4.13%, 06/10/44	400,000	513,180
3.88%, 09/20/48	200,000	254,048
		2,567,718
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	150,000	161,037
4.38%, 10/27/27	500,000	576,750
4.38%, 01/23/31 (a)	950,000	1,100,290
7.63%, 03/21/36	700,000	1,050,882
4.13%, 11/20/45	250,000	293,325
5.10%, 06/18/50	1,200,000	1,532,364
4.98%, 04/20/55	1,000,000	1,256,910
		5,971,558
		95,715,840

Supranational* 1.3%
African Development Bank
0.50%, 04/22/22	200,000	200,422
1.63%, 09/16/22	350,000	354,918
2.13%, 11/16/22	1,500,000	1,532,655
0.75%, 04/03/23	950,000	957,325
3.00%, 09/20/23	300,000	315,645
0.88%, 07/22/26	750,000	744,810
Asian Development Bank
2.00%, 02/16/22	1,000,000	1,007,010
1.88%, 07/19/22	650,000	659,009
1.75%, 09/13/22	2,175,000	2,208,016
1.63%, 01/24/23	750,000	764,063
2.75%, 03/17/23	1,100,000	1,140,370
0.25%, 07/14/23	750,000	749,580
0.25%, 10/06/23	750,000	748,785
2.63%, 01/30/24	695,000	730,452
0.38%, 06/11/24	1,150,000	1,145,906
1.50%, 10/18/24	1,350,000	1,387,044
2.00%, 01/22/25	1,650,000	1,722,072
0.63%, 04/29/25	1,050,000	1,046,587
0.38%, 09/03/25	750,000	738,015
0.50%, 02/04/26	1,050,000	1,030,848
1.00%, 04/14/26	500,000	500,795
2.00%, 04/24/26	500,000	523,120
2.63%, 01/12/27	1,000,000	1,078,210
2.50%, 11/02/27	1,188,000	1,278,027
2.75%, 01/19/28	250,000	272,485
5.82%, 06/16/28	300,000	385,962
1.75%, 09/19/29	1,150,000	1,177,301
1.88%, 01/24/30	1,000,000	1,031,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 10/08/30	1,150,000	1,075,503
1.50%, 03/04/31	500,000	498,200
Asian Infrastructure Investment Bank
0.25%, 09/29/23	600,000	598,932
2.25%, 05/16/24	950,000	993,054
0.50%, 05/28/25	950,000	941,574
0.50%, 01/27/26	1,500,000	1,472,265
Corp. Andina de Fomento
4.38%, 06/15/22	550,000	564,729
2.38%, 05/12/23	400,000	411,092
3.75%, 11/23/23	250,000	265,155
1.63%, 09/23/25	500,000	505,510
Council of Europe Development Bank
1.75%, 09/26/22	650,000	660,140
0.25%, 06/10/23	200,000	199,938
0.25%, 10/20/23	400,000	399,212
2.50%, 02/27/24	315,000	330,353
1.38%, 02/27/25	350,000	358,071
0.88%, 09/22/26	250,000	248,045
European Bank for Reconstruction & Development
2.75%, 03/07/23	475,000	492,067
0.25%, 07/10/23	500,000	499,735
1.63%, 09/27/24	300,000	309,270
1.50%, 02/13/25	500,000	513,855
0.50%, 05/19/25	650,000	644,800
0.50%, 11/25/25	950,000	937,508
0.50%, 01/28/26	850,000	834,845
European Investment Bank
2.63%, 05/20/22	1,175,000	1,193,494
2.38%, 06/15/22	1,400,000	1,422,078
2.25%, 08/15/22	470,000	478,563
1.38%, 09/06/22	900,000	910,116
2.50%, 03/15/23	2,050,000	2,117,158
1.38%, 05/15/23	1,000,000	1,018,220
2.88%, 08/15/23	1,400,000	1,467,144
0.25%, 09/15/23	1,250,000	1,248,587
3.13%, 12/14/23	1,550,000	1,643,294
3.25%, 01/29/24	1,650,000	1,758,124
2.63%, 03/15/24	1,600,000	1,684,928
2.25%, 06/24/24	450,000	471,186
2.50%, 10/15/24	500,000	528,850
1.88%, 02/10/25	1,100,000	1,144,396
1.63%, 03/14/25	1,300,000	1,341,665
0.63%, 07/25/25	900,000	895,707
0.38%, 03/26/26	1,450,000	1,414,199
2.13%, 04/13/26	650,000	684,073
0.75%, 10/26/26	500,000	493,180
2.38%, 05/24/27	617,000	659,227
1.63%, 10/09/29	500,000	507,880
0.88%, 05/17/30	255,000	242,426
0.75%, 09/23/30	500,000	468,540
1.25%, 02/14/31	2,000,000	1,949,880
1.63%, 05/13/31	500,000	503,420
4.88%, 02/15/36	750,000	1,033,545
Inter-American Development Bank
1.75%, 04/14/22	1,100,000	1,109,471
1.75%, 09/14/22	1,000,000	1,015,270
2.50%, 01/18/23	1,250,000	1,286,962
0.50%, 05/24/23	1,350,000	1,355,670
3.00%, 10/04/23	850,000	895,288
0.25%, 11/15/23	750,000	748,508
2.63%, 01/16/24	1,150,000	1,207,235
3.00%, 02/21/24	750,000	795,510
0.50%, 09/23/24	250,000	249,535
2.13%, 01/15/25	1,400,000	1,466,738
1.75%, 03/14/25	1,350,000	1,398,708
0.88%, 04/03/25	650,000	653,907

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 07/15/25	600,000	596,874
0.88%, 04/20/26	1,250,000	1,245,287
2.00%, 06/02/26	550,000	575,333
2.00%, 07/23/26	500,000	523,070
2.38%, 07/07/27	1,200,000	1,280,652
0.63%, 09/16/27	750,000	725,393
1.13%, 07/20/28	750,000	738,938
3.13%, 09/18/28	1,700,000	1,900,158
2.25%, 06/18/29	1,400,000	1,486,030
1.13%, 01/13/31	250,000	241,098
3.88%, 10/28/41	150,000	191,715
3.20%, 08/07/42	200,000	231,512
4.38%, 01/24/44	600,000	822,186
International Bank for Reconstruction & Development
2.13%, 07/01/22	1,750,000	1,775,777
1.88%, 10/07/22	2,250,000	2,288,947
7.63%, 01/19/23	500,000	547,915
0.13%, 04/20/23	1,000,000	998,340
1.88%, 06/19/23	350,000	359,667
3.00%, 09/27/23	1,560,000	1,642,555
2.50%, 03/19/24	1,450,000	1,522,877
1.50%, 08/28/24	1,700,000	1,746,359
2.50%, 11/25/24	1,300,000	1,376,531
1.63%, 01/15/25	1,450,000	1,496,472
0.75%, 03/11/25	1,450,000	1,453,262
0.63%, 04/22/25	2,700,000	2,692,143
0.38%, 07/28/25	150,000	147,810
2.50%, 07/29/25	1,750,000	1,863,697
0.50%, 10/28/25	2,000,000	1,974,380
3.13%, 11/20/25	450,000	492,507
0.88%, 07/15/26	750,000	746,040
1.88%, 10/27/26	250,000	260,330
2.50%, 11/22/27	200,000	215,252
0.75%, 11/24/27	1,750,000	1,701,122
1.38%, 04/20/28	1,500,000	1,505,955
1.75%, 10/23/29	950,000	972,050
0.88%, 05/14/30	2,300,000	2,187,852
0.75%, 08/26/30	1,000,000	936,950
1.25%, 02/10/31	1,000,000	975,170
4.75%, 02/15/35	450,000	600,395
International Finance Corp.
2.00%, 10/24/22	850,000	866,448
0.50%, 03/20/23	200,000	200,846
2.88%, 07/31/23	500,000	523,365
1.38%, 10/16/24	750,000	767,753
0.38%, 07/16/25	500,000	492,825
0.75%, 08/27/30	750,000	703,013
Nordic Investment Bank
2.13%, 02/01/22	250,000	251,630
1.38%, 10/17/22	200,000	202,526
0.38%, 05/19/23	400,000	400,776
2.88%, 07/19/23	450,000	470,655
2.25%, 05/21/24	200,000	209,094
0.38%, 09/11/25	400,000	393,232
0.50%, 01/21/26	250,000	245,688
		127,414,109
Total Government Related (Cost $500,531,562)		516,085,324

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 29.7% OF NET ASSETS

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	2,000,000	2,039,575
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	1,907,882	1,922,002
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	544,320
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	393,046	394,457
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,138,663
		7,039,017
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2019-3, Class A
2.00%, 04/15/25 (a)	630,000	640,983
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,405,154
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,326,098
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	2,090,899
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	4,969,834
Discover Card Execution Note Trust
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,371,615
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,178,960
		17,983,543
		25,022,560

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,095,020
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	659,991
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,101,631
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	868,074
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	720,273
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,303,829
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	2,026,813

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,000,000	2,138,028
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,959,899
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,129,214
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,827,841
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,924,689
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,886,555
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,843,229
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	1,075,262
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	4,014,289
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	655,810
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	1,070,619
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	225,929
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,652,663
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	647,590
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	6,136,759
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	552,221
COMM Mortgage Trust
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	254,249	257,636
Series 2012-LC4, Class A4
3.29%, 12/10/44 (a)	116,466	116,662
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,869	475,071
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	362,005
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,033,601
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	254,384
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	286,495	296,134
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	421,424	448,408
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	239,653	249,631
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	1,890,543	1,995,506
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,592	184,424
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	428,223
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,980,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	804,149
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	435,141
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	481,632
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	542,446
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,627,286	1,703,927
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,961,819
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	109,646
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,401,254
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	325,504
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,398,322
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(f)(l)	100,000	109,763
Fannie Mae
Series 2014-M9, Class A2
3.10%, 07/25/24 (a)(f)(m)	426,954	450,345
Series 2015-M13, Class A2
2.80%, 06/25/25 (a)(f)(m)	143,036	150,962
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	493,848	517,008
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	36,512	36,692
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)(f)(m)	9,320	9,378
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,600,000	2,750,239
Freddie Mac
Series K026, Class A2
2.51%, 11/25/22 (a)	550,000	560,834
Series K030, Class A2
3.25%, 04/25/23 (a)(f)(l)	850,000	879,702
Series K031, Class A2
3.30%, 04/25/23 (a)	1,800,000	1,872,144
Series K033, Class A2
3.06%, 07/25/23 (a)	1,540,000	1,597,215
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	157,463
Series K037, Class A2
3.49%, 01/25/24 (a)	600,000	634,691
Series K040, Class A2
3.24%, 09/25/24 (a)	750,000	800,681
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	105,499
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	799,447
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,074,858
Series K045, Class A1
2.49%, 11/25/24 (a)	260,985	264,631
Series K045, Class A2
3.02%, 11/25/25 (a)	400,000	426,578
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	989,056
Series K048, Class A2
3.28%, 06/25/25 (a)(f)(l)	838,000	905,261
Series K053, Class A1
2.55%, 02/25/25 (a)	375,984	387,306

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	1,022,752
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	320,466
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	800,323
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	802,046
Series K061, Class A2
3.35%, 11/25/26 (a)(f)(l)	520,000	573,421
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	285,475
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	117,688
Series K067, Class A1
2.90%, 03/25/27 (a)	1,401,199	1,475,442
Series K070, Class A2, VRN
3.30%, 11/25/27 (a)(f)(l)	308,000	341,904
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	5,288,214
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,679,920
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	9,239,316
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,358,729
Series K083, Class A2
4.05%, 09/25/28 (a)(f)(l)	2,100,000	2,446,379
Series K085, Class A2
4.06%, 10/25/28 (a)(f)(l)	900,000	1,046,282
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,951,105
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	689,560
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	864,242
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,372,863
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	577,005
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,555,473
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,988,486
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	981,489
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	2,008,286
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,362,625
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,851,326
Series K728, Class A2
3.06%, 08/25/24 (a)(f)(l)	3,700,000	3,911,080
Series K731, Class A2
3.60%, 02/25/25 (a)(f)(l)	300,000	321,184
Series K733, Class A2
3.75%, 08/25/25 (a)(l)	1,500,000	1,635,582
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	107,276
Series KS03, Class A4
3.16%, 05/25/25 (a)(f)(l)	250,000	266,308
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.18%, 07/10/46 (a)(f)(n)	649,000	685,753
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	741,933
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	397,829
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,727,969
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3
3.51%, 05/15/45 (a)	264,201	267,581
Series 2012-CBX, Class A4
3.48%, 06/15/45 (a)	97,162	97,997
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	799,835	829,751
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	649,720
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	2,124,482
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	1,074,061
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,262,423
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (a)	430,000	434,013
Series 2013-C10, Class A4
4.22%, 07/15/46 (a)(f)(n)	180,000	188,502
Series 2013-C11, Class A4
4.30%, 08/15/46 (a)(f)(l)	1,000,000	1,053,295
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	82,591
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	289,052
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	101,392
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	772,008	808,919
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4
3.24%, 03/15/45 (a)	67,705	67,985
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	436,783
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	267,878
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,436,802
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,991,427
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,690,653
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,100,132
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	538,662
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45 (a)	500,000	511,481
Series 2013-C5, Class A4
3.18%, 03/10/46 (a)	1,850,000	1,896,105
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(f)(n)	640,000	675,280
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	840,498	873,857
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,069,390	1,126,204
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	786,350
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,317,549	1,399,850

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,645,490
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,449,276
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	2,185,290
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	159,474
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,707,679
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	2,185,106
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,645,907
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,710,178
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,275,000	1,442,136
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	1,118,165
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,185,459
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	544,203
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	4,293,153
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	865,273
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	789,192
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,997,400
WFRBS Commercial Mortgage Trust
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	851,549	877,801
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	570,419
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(f)(n)	520,000	547,359
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	105,853
		193,125,738

Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
4.00%, 02/01/24 to 08/01/50 (a)	92,654,303	100,743,614
5.50%, 06/01/24 to 11/01/48 (a)	6,109,217	7,001,699
4.50%, 12/01/24 to 07/01/50 (a)	41,316,076	45,651,680
3.50%, 08/01/25 to 08/01/51 (a)	128,929,989	138,333,360
3.00%, 12/01/25 to 10/01/51 (a)	174,866,231	184,734,454
2.50%, 07/01/27 to 10/01/51 (a)	214,353,216	221,609,167
2.00%, 04/01/28 to 09/01/51 (a)	304,143,762	307,102,736
6.00%, 12/01/32 to 07/01/41 (a)	2,998,233	3,489,282
5.00%, 09/01/33 to 11/01/49 (a)	11,930,906	13,425,400
6.50%, 08/01/34 to 05/01/40 (a)	627,016	735,627
1.50%, 09/01/35 to 08/01/51 (a)	61,132,209	60,708,639
1.00%, 03/01/36 to 07/01/36 (a)	1,632,670	1,616,026
Freddie Mac
2.00%, 08/01/23 to 10/01/51 (a)	267,881,417	269,973,865
4.00%, 03/01/24 to 07/01/50 (a)	44,305,134	48,089,644
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 05/01/24 to 08/01/41 (a)	2,995,194	3,435,698
3.50%, 12/01/25 to 09/01/51 (a)	73,964,134	79,294,209
3.00%, 08/01/26 to 06/01/51 (a)	108,995,251	115,153,623
2.50%, 04/01/27 to 10/01/51 (a)	150,729,861	155,761,198
6.00%, 09/01/32 to 07/01/40 (a)	2,112,017	2,463,019
5.00%, 11/01/33 to 12/01/49 (a)	7,833,461	8,852,325
6.50%, 12/01/33 to 09/01/39 (a)	246,849	292,800
4.50%, 05/01/34 to 08/01/49 (a)	17,142,785	18,993,027
1.50%, 08/01/35 to 08/01/51 (a)	75,990,991	75,042,140
Ginnie Mae
3.00%, 01/20/27 to 08/20/51 (a)	112,729,355	118,583,777
2.50%, 03/20/27 to 09/20/51 (a)	123,496,191	127,572,632
3.50%, 09/20/32 to 06/20/51 (a)	93,133,673	99,338,907
6.00%, 10/20/32 to 01/20/45 (a)	978,346	1,148,302
5.50%, 02/20/33 to 03/20/49 (a)	1,857,803	2,132,400
5.00%, 03/20/33 to 07/20/49 (a)	8,474,821	9,512,880
2.00%, 04/20/36 to 09/20/51 (a)	110,279,956	111,981,256
4.50%, 01/20/39 to 02/20/50 (a)	20,371,161	22,450,155
4.00%, 06/15/39 to 04/20/50 (a)	43,936,284	47,481,798
1.50%, 03/20/51 to 04/20/51 (a)	1,360,200	1,338,256
Ginnie Mae TBA
2.00%, 10/21/51 (a)(g)	8,500,000	8,621,463
2.50%, 10/21/51 (a)(g)	3,500,000	3,613,102
3.00%, 10/21/51 (a)(g)	1,000,000	1,044,922
UMBS TBA
1.50%, 10/19/36 (a)(g)	1,500,000	1,514,761
2.00%, 10/19/36 to 10/14/51 (a)(g)	50,500,000	50,888,575
2.50%, 10/19/36 to 10/14/51 (a)(g)	52,000,000	53,689,622
1.50%, 10/14/51 (a)(g)	7,000,000	6,798,854
3.00%, 10/14/51 (a)(g)	10,000,000	10,464,210
		2,540,679,104
Total Securitized (Cost $2,737,142,676)		2,758,827,402

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.6% OF NET ASSETS

Money Market Funds 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (o)	238,472,827	238,472,827
Wells Fargo Government Money Market Fund, Select Class 0.03% (o)(p)	911,625	911,625
		239,384,452
Total Short-Term Investments (Cost $239,384,452)		239,384,452
Total Investments in Securities (Cost $9,233,955,479)		9,487,869,695

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,642,370 or 0.3% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Variable-rate security.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	All or a portion of this security is on loan. Securities on loan were valued at 892,163.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(n)	Security is a type of structured mortgage-backed security (MBS) that involves tranching ( i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(o)	The rate shown is the 7-day yield.
(p)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/21	FACE AMOUNT ($) AT 9/30/21	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
2.95%, 04/01/22	$205,818	$—	($204,043)	$3,865	($5,560)	($80)	$—	—	$2,016
3.75%, 04/01/24	219,684	—	(221,998)	14,966	(11,206)	(1,446)	—	—	4,203
3.30%, 04/01/27	508,054	27,539	(519,412)	52,502	(69,106)	423	—	—	7,741
2.75%, 10/01/29	165,630	—	(157,894)	5,364	(12,886)	(214)	—	—	3,014
The Charles Schwab Corp.
2.65%, 01/25/23	314,394	—	(26,017)	644	(3,193)	(2,925)	282,903	275,000	5,628
3.55%, 02/01/24	163,742	—	—	—	(1,664)	(1,993)	160,085	150,000	3,994
0.75%, 03/18/24	—	453,050	—	—	(352)	(457)	452,241	450,000	1,422
3.75%, 04/01/24	—	145,610	(53,605)	(2,333)	(3,851)	(54)	85,767	80,000	95
4.20%, 03/24/25	286,730	—	(56,000)	656	(5,987)	(4,315)	221,084	200,000	6,813
3.85%, 05/21/25	142,405	55,483	—	—	(4,336)	(1,787)	191,765	175,000	3,978
0.90%, 03/11/26	—	503,365	(74,093)	(1,399)	(6,217)	(375)	421,281	425,000	2,559
1.15%, 05/13/26	—	250,260	—	—	283	(13)	250,530	250,000	711
3.20%, 03/02/27	—	218,829	—	—	745	(1,336)	218,238	200,000	2,613
3.30%, 04/01/27	—	300,538	(54,629)	7	(5)	(85)	245,826	225,000	176
3.20%, 01/25/28	514,354	—	(245,122)	10,017	(32,373)	(1,493)	245,383	225,000	7,160
2.00%, 03/20/28	—	353,924	—	—	3,733	(227)	357,430	350,000	2,858
4.00%, 02/01/29	299,042	58,968	(113,525)	1,659	(15,338)	(2,656)	228,150	200,000	6,767
3.25%, 05/22/29	229,660	—	—	—	(10,227)	(911)	218,522	200,000	4,875
2.75%, 10/01/29	—	157,744	—	—	805	(17)	158,532	150,000	80
4.63%, 03/22/30	316,102	—	(119,024)	8,269	(22,584)	(2,050)	180,713	150,000	6,334
1.65%, 03/11/31	—	236,952	—	—	3,415	541	240,908	250,000	1,886
2.30%, 05/13/31	—	204,641	—	—	(307)	(110)	204,224	200,000	1,137
Total	$3,365,615	$2,966,903	($1,845,362)	$94,217	($196,211)	($21,580)	$4,363,582		$76,060

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,402,534,506	$—	$2,402,534,506
Treasuries	—	3,571,038,011	—	3,571,038,011
Government Related[1]	—	516,085,324	—	516,085,324
Securitized[1]	—	2,758,827,402	—	2,758,827,402
Short-Term Investments[1]	239,384,452	—	—	239,384,452
Total	$239,384,452	$9,248,485,243	$—	$9,487,869,695

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.2% OF NET ASSETS

Financial Institutions 43.5%
Banking 34.3%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	300,000	311,325
1.45%, 10/02/23 (a)	250,000	253,910
3.88%, 05/21/24 (a)	300,000	322,725
5.13%, 09/30/24	170,000	190,427
4.63%, 03/30/25	175,000	194,558
5.80%, 05/01/25 (a)	200,000	230,354
American Express Co.
2.65%, 12/02/22	390,000	400,729
3.40%, 02/27/23 (a)	350,000	364,052
3.70%, 08/03/23 (a)	575,000	608,453
3.40%, 02/22/24 (a)	475,000	505,737
2.50%, 07/30/24 (a)	485,000	509,944
3.00%, 10/30/24 (a)	490,000	523,090
4.20%, 11/06/25 (a)	250,000	281,350
3.13%, 05/20/26 (a)	300,000	325,479
Australia & New Zealand Banking Group Ltd.
2.05%, 11/21/22	500,000	509,885
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,188
1.13%, 09/18/25	400,000	395,592
Banco Santander S.A.
3.13%, 02/23/23	400,000	414,264
3.85%, 04/12/23	200,000	210,038
2.71%, 06/27/24	400,000	420,788
0.70%, 06/30/24 (a)(b)	400,000	400,848
2.75%, 05/28/25	800,000	839,376
5.18%, 11/19/25	400,000	454,864
1.85%, 03/25/26	350,000	354,616
1.72%, 09/14/27 (a)(b)	400,000	398,392
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	25,000	26,391
Bank of America Corp.
2.50%, 10/21/22 (a)	500,000	500,525
3.30%, 01/11/23	1,225,000	1,271,648
4.10%, 07/24/23	660,000	704,042
3.00%, 12/20/23 (a)(b)	1,730,000	1,782,903
4.13%, 01/22/24	750,000	811,080
3.55%, 03/05/24 (a)(b)	725,000	755,950
4.00%, 04/01/24	700,000	757,981
1.49%, 05/19/24 (a)(b)	200,000	203,082
0.52%, 06/14/24 (a)(b)	200,000	199,990
3.86%, 07/23/24 (a)(b)	750,000	793,950
4.20%, 08/26/24	900,000	984,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.81%, 10/24/24 (a)(b)	625,000	627,275
4.00%, 01/22/25	825,000	897,616
3.46%, 03/15/25 (a)(b)	685,000	729,093
3.95%, 04/21/25	750,000	817,597
0.98%, 04/22/25 (a)(b)	500,000	502,705
3.88%, 08/01/25	675,000	743,566
0.98%, 09/25/25 (a)(b)	650,000	651,033
3.09%, 10/01/25 (a)(b)	475,000	504,687
2.46%, 10/22/25 (a)(b)	525,000	548,872
3.37%, 01/23/26 (a)(b)	595,000	636,049
2.02%, 02/13/26 (a)(b)	630,000	646,563
4.45%, 03/03/26	850,000	952,561
3.50%, 04/19/26	600,000	655,320
1.32%, 06/19/26 (a)(b)	850,000	850,025
1.20%, 10/24/26 (a)(b)	625,000	620,056
1.66%, 03/11/27 (a)(b)	825,000	829,760
3.56%, 04/23/27 (a)(b)	700,000	762,006
1.73%, 07/22/27 (a)(b)	1,600,000	1,608,768
Bank of Montreal
2.05%, 11/01/22	75,000	76,460
2.55%, 11/06/22 (a)	300,000	306,864
0.45%, 12/08/23	550,000	550,148
3.30%, 02/05/24	500,000	531,740
2.50%, 06/28/24	480,000	503,664
1.85%, 05/01/25	425,000	437,338
1.25%, 09/15/26	300,000	297,948
0.95%, 01/22/27 (a)(b)	400,000	393,764
4.34%, 10/05/28 (a)(b)	225,000	240,269
Bank of New York Mellon Corp.
1.85%, 01/27/23 (a)	250,000	254,943
2.95%, 01/29/23 (a)	300,000	309,942
3.50%, 04/28/23	350,000	367,426
3.45%, 08/11/23	300,000	317,430
2.20%, 08/16/23 (a)	250,000	258,090
0.35%, 12/07/23 (a)	75,000	74,969
3.65%, 02/04/24 (a)	200,000	213,878
3.40%, 05/15/24 (a)	100,000	106,983
3.25%, 09/11/24 (a)	100,000	107,230
2.10%, 10/24/24	325,000	338,604
3.00%, 02/24/25 (a)	245,000	261,795
1.60%, 04/24/25 (a)	400,000	408,880
3.95%, 11/18/25 (a)	225,000	250,202
0.75%, 01/28/26 (a)	100,000	98,667
2.80%, 05/04/26 (a)	475,000	508,107
Bank of Nova Scotia
2.00%, 11/15/22	200,000	203,868
2.38%, 01/18/23	250,000	256,735
1.95%, 02/01/23	150,000	153,246
1.63%, 05/01/23	350,000	357,238
0.80%, 06/15/23	150,000	151,019

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.40%, 09/15/23	250,000	249,950
0.55%, 09/15/23	275,000	275,668
3.40%, 02/11/24	425,000	451,792
0.70%, 04/15/24	300,000	300,027
2.20%, 02/03/25	130,000	135,000
1.30%, 06/11/25	150,000	151,095
4.50%, 12/16/25	475,000	533,738
1.05%, 03/02/26	450,000	444,865
1.35%, 06/24/26	250,000	250,090
2.70%, 08/03/26	300,000	318,321
1.30%, 09/15/26 (a)	300,000	297,891
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	226,222
Barclays Bank PLC
3.75%, 05/15/24	200,000	216,198
Barclays PLC
3.68%, 01/10/23 (a)	400,000	403,520
4.34%, 05/16/24 (a)(b)	200,000	211,720
4.38%, 09/11/24	400,000	435,592
1.01%, 12/10/24 (a)(b)	400,000	401,928
3.65%, 03/16/25	625,000	672,719
3.93%, 05/07/25 (a)(b)	600,000	643,848
4.38%, 01/12/26	650,000	725,276
2.85%, 05/07/26 (a)(b)	450,000	472,536
5.20%, 05/12/26	600,000	687,360
BBVA USA
2.50%, 08/27/24 (a)	250,000	262,310
3.88%, 04/10/25 (a)	250,000	273,053
BNP Paribas S.A.
3.25%, 03/03/23	325,000	338,669
4.25%, 10/15/24	200,000	218,990
BPCE S.A.
4.00%, 04/15/24	250,000	270,880
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300,000	300,099
0.95%, 06/23/23	250,000	252,188
3.50%, 09/13/23	375,000	397,609
0.50%, 12/14/23	225,000	224,748
3.10%, 04/02/24	335,000	354,912
2.25%, 01/28/25	275,000	285,775
0.95%, 10/23/25	150,000	148,851
1.25%, 06/22/26	200,000	198,116
Capital One Bank USA NA
3.38%, 02/15/23	500,000	520,165
2.28%, 01/28/26 (a)(b)	250,000	258,953
Capital One Financial Corp.
3.20%, 01/30/23 (a)	240,000	248,494
2.60%, 05/11/23 (a)	200,000	206,698
3.50%, 06/15/23	400,000	420,420
3.90%, 01/29/24 (a)	500,000	535,440
3.75%, 04/24/24 (a)	200,000	214,650
3.30%, 10/30/24 (a)	550,000	590,139
3.20%, 02/05/25 (a)	295,000	315,234
4.25%, 04/30/25 (a)	50,000	55,332
4.20%, 10/29/25 (a)	400,000	443,004
3.75%, 07/28/26 (a)	450,000	494,347
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	263,218
Citibank NA
3.65%, 01/23/24 (a)	650,000	694,265
Citigroup, Inc.
2.70%, 10/27/22 (a)	500,000	511,870
3.38%, 03/01/23	200,000	208,440
3.50%, 05/15/23	425,000	445,243
3.88%, 10/25/23	300,000	321,072
1.68%, 05/15/24 (a)(b)	350,000	356,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.04%, 06/01/24 (a)(b)	400,000	423,144
3.75%, 06/16/24	240,000	259,606
4.00%, 08/05/24	220,000	238,619
0.78%, 10/30/24 (a)(b)	650,000	652,580
3.88%, 03/26/25	400,000	434,816
3.35%, 04/24/25 (a)(b)	425,000	451,575
3.30%, 04/27/25	425,000	458,129
0.98%, 05/01/25 (a)(b)	400,000	401,656
4.40%, 06/10/25	825,000	913,143
5.50%, 09/13/25	500,000	577,345
3.70%, 01/12/26	575,000	631,839
4.60%, 03/09/26	450,000	508,932
3.11%, 04/08/26 (a)(b)	1,100,000	1,168,266
3.40%, 05/01/26	600,000	653,316
1.12%, 01/28/27 (a)(b)	600,000	591,966
1.46%, 06/09/27 (a)(b)	750,000	746,280
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	261,235
3.75%, 02/18/26 (a)	250,000	275,320
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	125,000	138,798
Comerica Bank
2.50%, 07/23/24	250,000	262,215
Comerica, Inc.
3.70%, 07/31/23 (a)	225,000	237,665
Cooperatieve Rabobank UA
3.95%, 11/09/22	750,000	778,665
4.63%, 12/01/23	750,000	812,617
0.38%, 01/12/24	250,000	248,943
3.38%, 05/21/25	500,000	542,735
4.38%, 08/04/25	500,000	554,645
Credit Suisse AG
1.00%, 05/05/23	500,000	504,565
0.52%, 08/09/23	250,000	250,338
0.50%, 02/02/24	250,000	249,255
3.63%, 09/09/24	850,000	917,150
2.95%, 04/09/25	250,000	265,225
1.25%, 08/07/26	500,000	493,225
Credit Suisse Group AG
3.80%, 06/09/23	500,000	526,625
3.75%, 03/26/25	750,000	809,355
4.55%, 04/17/26	750,000	843,352
Deutsche Bank AG
3.30%, 11/16/22	225,000	232,070
3.95%, 02/27/23	350,000	365,774
0.90%, 05/28/24	300,000	299,787
3.70%, 05/30/24	550,000	586,577
2.22%, 09/18/24 (a)(b)	525,000	538,261
1.45%, 04/01/25 (a)(b)	150,000	150,956
3.96%, 11/26/25 (a)(b)	500,000	541,010
4.10%, 01/13/26	300,000	328,439
1.69%, 03/19/26	300,000	301,887
2.13%, 11/24/26 (a)(b)	450,000	457,510
Discover Bank
4.20%, 08/08/23	625,000	667,062
2.45%, 09/12/24 (a)	250,000	260,705
4.25%, 03/13/26	250,000	278,738
3.45%, 07/27/26 (a)	300,000	325,485
Discover Financial Services
3.85%, 11/21/22	150,000	155,759
3.95%, 11/06/24 (a)	300,000	324,882
Fifth Third Bancorp
1.63%, 05/05/23 (a)	75,000	76,375
4.30%, 01/16/24 (a)	325,000	349,918
3.65%, 01/25/24 (a)	450,000	480,168
2.38%, 01/28/25 (a)	420,000	436,771

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bank NA
1.80%, 01/30/23 (a)	250,000	254,623
3.95%, 07/28/25 (a)	200,000	221,530
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	25,531
First Horizon Corp.
3.55%, 05/26/23 (a)	150,000	156,626
4.00%, 05/26/25 (a)	100,000	109,120
First Republic Bank
1.91%, 02/12/24 (a)(b)	250,000	254,895
FNB Corp.
2.20%, 02/24/23 (a)	100,000	101,533
Goldman Sachs Group, Inc.
3.63%, 01/22/23	500,000	521,265
0.48%, 01/27/23 (a)	700,000	700,112
3.20%, 02/23/23 (a)	350,000	362,652
0.52%, 03/08/23 (a)	300,000	300,141
0.63%, 11/17/23 (a)(b)	600,000	600,552
3.63%, 02/20/24 (a)	490,000	522,423
4.00%, 03/03/24	775,000	835,504
0.67%, 03/08/24 (a)(b)	500,000	500,650
3.85%, 07/08/24 (a)	725,000	780,731
0.66%, 09/10/24 (a)(b)	300,000	300,132
3.50%, 01/23/25 (a)	625,000	669,606
3.50%, 04/01/25 (a)	1,000,000	1,075,440
3.75%, 05/22/25 (a)	700,000	758,800
3.27%, 09/29/25 (a)(b)	725,000	774,416
4.25%, 10/21/25	650,000	720,421
0.86%, 02/12/26 (a)(b)	350,000	346,906
3.75%, 02/25/26 (a)	400,000	438,844
1.09%, 12/09/26 (a)(b)	650,000	640,796
1.43%, 03/09/27 (a)(b)	900,000	897,660
1.54%, 09/10/27 (a)(b)	750,000	748,027
HSBC Holdings PLC
3.60%, 05/25/23	500,000	525,855
3.03%, 11/22/23 (a)(b)	200,000	205,736
4.25%, 03/14/24	600,000	644,808
3.95%, 05/18/24 (a)(b)	670,000	705,698
0.73%, 08/17/24 (a)(b)	450,000	450,387
3.80%, 03/11/25 (a)(b)	450,000	480,046
0.98%, 05/24/25 (a)(b)	500,000	499,170
4.25%, 08/18/25	200,000	219,192
2.63%, 11/07/25 (a)(b)	700,000	730,317
4.30%, 03/08/26	850,000	947,189
1.65%, 04/18/26 (a)(b)	600,000	603,648
3.90%, 05/25/26	800,000	879,840
2.10%, 06/04/26 (a)(b)	850,000	868,479
4.29%, 09/12/26 (a)(b)	650,000	716,963
1.59%, 05/24/27 (a)(b)	550,000	546,859
HSBC USA, Inc.
3.50%, 06/23/24	300,000	322,086
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	150,000	157,328
4.00%, 05/15/25 (a)	250,000	274,300
Huntington National Bank
1.80%, 02/03/23 (a)	250,000	254,810
3.55%, 10/06/23 (a)	250,000	264,808
ING Groep N.V.
4.10%, 10/02/23	400,000	428,236
3.55%, 04/09/24	400,000	428,604
1.73%, 04/01/27 (a)(b)	200,000	201,300
JPMorgan Chase & Co.
2.97%, 01/15/23 (a)	400,000	403,028
3.20%, 01/25/23	750,000	778,665
3.38%, 05/01/23	650,000	679,841
2.70%, 05/18/23 (a)	575,000	594,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/01/24	350,000	376,432
0.70%, 03/16/24 (a)(b)	650,000	651,995
3.56%, 04/23/24 (a)(b)	425,000	445,013
3.63%, 05/13/24	525,000	565,273
1.51%, 06/01/24 (a)(b)	650,000	661,108
3.80%, 07/23/24 (a)(b)	665,000	703,118
3.88%, 09/10/24	900,000	979,209
0.65%, 09/16/24 (a)(b)	300,000	300,735
4.02%, 12/05/24 (a)(b)	500,000	535,900
3.13%, 01/23/25 (a)	1,050,000	1,116,360
0.56%, 02/16/25 (a)(b)	350,000	348,453
3.22%, 03/01/25 (a)(b)	650,000	686,874
0.82%, 06/01/25 (a)(b)	300,000	299,898
0.97%, 06/23/25 (a)(b)	500,000	500,690
3.90%, 07/15/25 (a)	700,000	765,478
7.75%, 07/15/25	175,000	216,766
2.30%, 10/15/25 (a)(b)	655,000	679,549
2.01%, 03/13/26 (a)(b)	800,000	820,224
3.30%, 04/01/26 (a)	850,000	919,827
2.08%, 04/22/26 (a)(b)	1,200,000	1,234,572
3.20%, 06/15/26 (a)	650,000	702,188
1.05%, 11/19/26 (a)(b)	650,000	640,055
3.96%, 01/29/27 (a)(b)	600,000	662,730
1.04%, 02/04/27 (a)(b)	475,000	466,198
1.58%, 04/22/27 (a)(b)	1,100,000	1,102,497
1.47%, 09/22/27 (a)(b)	600,000	596,034
KeyBank NA
3.38%, 03/07/23	250,000	260,823
1.25%, 03/10/23	250,000	253,393
3.30%, 06/01/25	250,000	270,698
3.40%, 05/20/26	250,000	271,800
KeyCorp
4.15%, 10/29/25	200,000	222,922
Lloyds Banking Group PLC
4.05%, 08/16/23	600,000	639,066
2.91%, 11/07/23 (a)(b)	450,000	461,731
3.90%, 03/12/24	400,000	430,292
4.50%, 11/04/24	600,000	659,016
4.45%, 05/08/25	400,000	444,124
3.87%, 07/09/25 (a)(b)	400,000	431,372
4.58%, 12/10/25	400,000	446,940
2.44%, 02/05/26 (a)(b)	250,000	259,378
4.65%, 03/24/26	450,000	506,277
1.63%, 05/11/27 (a)(b)	250,000	249,878
M&T Bank Corp.
3.55%, 07/26/23 (a)	50,000	52,724
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	265,675
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	125,000	130,410
3.76%, 07/26/23	600,000	636,084
2.53%, 09/13/23	400,000	415,920
3.41%, 03/07/24	450,000	478,953
2.80%, 07/18/24	250,000	263,408
0.85%, 09/15/24 (a)(b)	600,000	602,790
2.19%, 02/25/25	600,000	620,178
3.78%, 03/02/25	550,000	598,587
1.41%, 07/17/25	700,000	703,941
3.85%, 03/01/26	750,000	828,735
1.54%, 07/20/27 (a)(b)	700,000	699,209
Mizuho Financial Group, Inc.
3.55%, 03/05/23	250,000	261,228
1.24%, 07/10/24 (a)(b)	200,000	202,320
0.85%, 09/08/24 (a)(b)	200,000	200,820
3.92%, 09/11/24 (a)(b)	250,000	265,655
2.84%, 07/16/25 (a)(b)	600,000	631,158
2.56%, 09/13/25 (a)(b)	250,000	261,675

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.23%, 05/25/26 (a)(b)	200,000	205,800
1.23%, 05/22/27 (a)(b)	400,000	393,880
1.55%, 07/09/27 (a)(b)	350,000	349,405
Morgan Stanley
4.88%, 11/01/22	650,000	681,031
3.13%, 01/23/23	650,000	673,101
3.75%, 02/25/23	740,000	774,269
4.10%, 05/22/23	800,000	845,144
0.56%, 11/10/23 (a)(b)	500,000	500,810
0.53%, 01/25/24 (a)(b)	975,000	975,702
0.73%, 04/05/24 (a)(b)	700,000	702,464
3.74%, 04/24/24 (a)(b)	875,000	918,356
3.88%, 04/29/24	850,000	917,286
3.70%, 10/23/24	875,000	949,637
0.79%, 01/22/25 (a)(b)	300,000	300,249
0.79%, 05/30/25 (a)(b)	250,000	249,305
2.72%, 07/22/25 (a)(b)	685,000	717,743
4.00%, 07/23/25	950,000	1,047,270
0.86%, 10/21/25 (a)(b)	400,000	399,412
5.00%, 11/24/25	650,000	743,002
3.88%, 01/27/26	1,075,000	1,189,079
2.19%, 04/28/26 (a)(b)	800,000	826,384
3.13%, 07/27/26	750,000	807,547
6.25%, 08/09/26	100,000	121,935
4.35%, 09/08/26	700,000	789,747
0.99%, 12/10/26 (a)(b)	600,000	589,740
1.59%, 05/04/27 (a)(b)	1,000,000	1,003,170
1.51%, 07/20/27 (a)(b)	1,000,000	995,750
MUFG Union Bank NA
2.10%, 12/09/22 (a)	250,000	254,935
National Australia Bank Ltd.
1.88%, 12/13/22	250,000	254,920
3.00%, 01/20/23	250,000	258,793
2.88%, 04/12/23	250,000	259,735
3.63%, 06/20/23	250,000	264,090
3.38%, 01/14/26	250,000	273,863
2.50%, 07/12/26	350,000	371,182
National Bank of Canada
2.10%, 02/01/23	500,000	511,235
0.75%, 08/06/24	250,000	249,448
Natwest Group PLC
6.13%, 12/15/22	600,000	638,502
6.10%, 06/10/23	100,000	108,630
3.88%, 09/12/23	800,000	848,696
6.00%, 12/19/23	600,000	665,154
5.13%, 05/28/24	200,000	220,458
4.27%, 03/22/25 (a)(b)	600,000	647,580
4.80%, 04/05/26	600,000	682,374
1.64%, 06/14/27 (a)(b)	400,000	399,916
3.75%, 11/01/29 (a)(b)	200,000	213,464
Northern Trust Corp.
3.95%, 10/30/25	225,000	251,231
People's United Financial, Inc.
3.65%, 12/06/22 (a)	325,000	334,357
PNC Bank NA
2.70%, 11/01/22 (a)	500,000	512,070
3.50%, 06/08/23 (a)	250,000	262,645
3.80%, 07/25/23 (a)	250,000	264,323
2.95%, 02/23/25 (a)	250,000	266,103
4.20%, 11/01/25 (a)	250,000	280,178
PNC Financial Services Group, Inc.
2.85%, 11/09/22	250,000	257,113
3.50%, 01/23/24 (a)	425,000	452,225
3.90%, 04/29/24 (a)	415,000	447,362
2.20%, 11/01/24 (a)	150,000	157,094
1.15%, 08/13/26 (a)	300,000	300,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Financial Corp.
2.25%, 05/18/25 (a)	300,000	311,898
Royal Bank of Canada
1.95%, 01/17/23	350,000	357,497
1.60%, 04/17/23	375,000	382,369
3.70%, 10/05/23	545,000	580,305
0.50%, 10/26/23	325,000	325,257
0.43%, 01/19/24	250,000	249,055
2.55%, 07/16/24	420,000	441,055
0.65%, 07/29/24	150,000	149,658
2.25%, 11/01/24	450,000	470,016
1.15%, 06/10/25	350,000	350,798
0.88%, 01/20/26	150,000	147,749
4.65%, 01/27/26	775,000	879,974
1.20%, 04/27/26	575,000	571,814
1.15%, 07/14/26	200,000	198,488
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	350,000	361,931
3.50%, 06/07/24 (a)	175,000	185,960
3.45%, 06/02/25 (a)	200,000	214,166
4.50%, 07/17/25 (a)	400,000	440,800
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	201,696
3.37%, 01/05/24 (a)(b)	400,000	413,500
4.80%, 11/15/24 (a)(b)	200,000	216,594
1.09%, 03/15/25 (a)(b)	500,000	501,085
1.53%, 08/21/26 (a)(b)	250,000	249,680
1.67%, 06/14/27 (a)(b)	200,000	199,312
Santander UK PLC
4.00%, 03/13/24	400,000	432,068
2.88%, 06/18/24	200,000	211,340
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	107,698
State Street Corp.
3.10%, 05/15/23	320,000	334,522
3.70%, 11/20/23	50,000	53,597
3.78%, 12/03/24 (a)(b)	200,000	214,402
3.30%, 12/16/24	100,000	108,273
3.55%, 08/18/25	425,000	466,323
2.35%, 11/01/25 (a)(b)	350,000	366,222
2.90%, 03/30/26 (a)(b)	325,000	345,121
2.65%, 05/19/26	250,000	266,325
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	400,000	425,536
3.40%, 07/11/24	250,000	267,655
Sumitomo Mitsui Financial Group, Inc.
2.78%, 10/18/22	450,000	461,862
3.10%, 01/17/23	425,000	439,968
3.75%, 07/19/23	250,000	264,748
3.94%, 10/16/23	250,000	267,418
0.51%, 01/12/24	200,000	199,308
2.70%, 07/16/24	600,000	629,844
2.45%, 09/27/24	250,000	261,360
2.35%, 01/15/25	600,000	623,304
1.47%, 07/08/25	400,000	403,164
0.95%, 01/12/26	400,000	393,492
3.78%, 03/09/26	700,000	772,548
2.63%, 07/14/26	300,000	315,981
1.40%, 09/17/26	500,000	496,015
SVB Financial Group
3.50%, 01/29/25	50,000	53,717
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	268,598

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
4.38%, 03/19/24 (a)	425,000	458,464
4.25%, 08/15/24 (a)	500,000	540,680
4.50%, 07/23/25 (a)	300,000	331,314
Synovus Financial Corp.
3.13%, 11/01/22 (a)	100,000	102,175
Toronto-Dominion Bank
1.90%, 12/01/22	300,000	305,679
0.25%, 01/06/23	300,000	299,922
0.30%, 06/02/23	300,000	299,715
0.75%, 06/12/23	750,000	754,785
3.50%, 07/19/23	500,000	528,025
0.45%, 09/11/23	300,000	300,153
0.55%, 03/04/24	200,000	199,534
3.25%, 03/11/24	400,000	425,156
2.65%, 06/12/24	475,000	499,990
0.70%, 09/10/24	175,000	174,675
1.15%, 06/12/25	400,000	401,088
0.75%, 09/11/25	75,000	74,099
0.75%, 01/06/26	400,000	393,448
1.20%, 06/03/26	350,000	349,216
1.25%, 09/10/26	300,000	298,074
3.63%, 09/15/31 (a)(b)	400,000	439,208
Truist Bank
1.25%, 03/09/23 (a)	250,000	253,215
3.20%, 04/01/24 (a)	200,000	212,514
3.69%, 08/02/24 (a)(b)	350,000	371,056
2.15%, 12/06/24 (a)	250,000	260,670
1.50%, 03/10/25 (a)	250,000	254,570
3.63%, 09/16/25 (a)	350,000	382,389
4.05%, 11/03/25 (a)	300,000	334,323
3.30%, 05/15/26 (a)	250,000	272,580
Truist Financial Corp.
2.20%, 03/16/23 (a)	350,000	359,166
3.75%, 12/06/23 (a)	350,000	374,108
2.50%, 08/01/24 (a)	475,000	499,591
2.85%, 10/26/24 (a)	375,000	398,996
4.00%, 05/01/25 (a)	575,000	632,695
3.70%, 06/05/25 (a)	550,000	602,239
1.20%, 08/05/25 (a)	150,000	151,208
1.27%, 03/02/27 (a)(b)	100,000	99,606
US Bancorp
3.70%, 01/30/24 (a)	205,000	219,272
3.38%, 02/05/24 (a)	255,000	271,045
2.40%, 07/30/24 (a)	400,000	419,384
3.60%, 09/11/24 (a)	250,000	270,758
1.45%, 05/12/25 (a)	500,000	508,315
3.95%, 11/17/25 (a)	450,000	501,516
3.10%, 04/27/26 (a)	400,000	432,036
2.38%, 07/22/26 (a)	200,000	211,208
US Bank NA
1.95%, 01/09/23 (a)	250,000	254,958
2.85%, 01/23/23 (a)	250,000	257,915
3.40%, 07/24/23 (a)	250,000	263,368
2.05%, 01/21/25 (a)	250,000	259,640
2.80%, 01/27/25 (a)	250,000	264,993
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,803
Wells Fargo & Co.
3.45%, 02/13/23	655,000	682,287
4.13%, 08/15/23	475,000	506,445
4.48%, 01/16/24	250,000	271,143
3.75%, 01/24/24 (a)	825,000	882,090
1.65%, 06/02/24 (a)(b)	850,000	866,957
3.30%, 09/09/24	575,000	618,723
3.00%, 02/19/25	700,000	742,826
0.81%, 05/19/25 (a)(b)	450,000	451,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 09/29/25	750,000	816,967
2.41%, 10/30/25 (a)(b)	870,000	906,488
2.16%, 02/11/26 (a)(b)	890,000	918,827
3.00%, 04/22/26	1,000,000	1,073,810
2.19%, 04/30/26 (a)(b)	850,000	878,016
4.10%, 06/03/26	900,000	1,003,311
3.20%, 06/17/27 (a)(b)	650,000	698,249
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,873
Westpac Banking Corp.
2.75%, 01/11/23	375,000	386,809
2.00%, 01/13/23	380,000	388,360
3.65%, 05/15/23	218,000	229,813
3.30%, 02/26/24	700,000	745,829
2.35%, 02/19/25	375,000	392,280
2.85%, 05/13/26	250,000	269,210
1.15%, 06/03/26	350,000	349,492
2.70%, 08/19/26	250,000	268,065
2.89%, 02/04/30 (a)(b)	400,000	414,280
		222,207,905
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	300,000	324,957
3.50%, 08/01/25	75,000	81,100
Ameriprise Financial, Inc.
4.00%, 10/15/23	300,000	321,324
3.70%, 10/15/24	200,000	217,826
3.00%, 04/02/25 (a)	100,000	106,263
BGC Partners, Inc.
5.38%, 07/24/23	50,000	53,702
3.75%, 10/01/24 (a)	250,000	265,300
BlackRock, Inc.
3.50%, 03/18/24	435,000	466,433
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	265,000	288,201
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	225,000	241,499
CME Group, Inc.
3.00%, 03/15/25 (a)	425,000	452,485
Eaton Vance Corp.
3.63%, 06/15/23	100,000	105,197
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	53,131
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	301,422
3.45%, 09/21/23 (a)	150,000	158,421
4.00%, 10/15/23	400,000	427,764
3.75%, 12/01/25 (a)	250,000	274,822
Invesco Finance PLC
3.13%, 11/30/22	50,000	51,574
4.00%, 01/30/24	25,000	26,919
3.75%, 01/15/26	200,000	219,628
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	200,000	224,264
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	245,000	260,562
Jefferies Group LLC
5.13%, 01/20/23	350,000	370,335
Lazard Group LLC
3.75%, 02/13/25	150,000	161,973
Legg Mason, Inc.
4.75%, 03/15/26	200,000	229,474

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
0.45%, 12/21/22 (a)	275,000	275,049
4.25%, 06/01/24 (a)	150,000	162,597
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	208,440
1.85%, 07/16/25	600,000	608,520
1.65%, 07/14/26	200,000	199,272
Stifel Financial Corp.
4.25%, 07/18/24	315,000	343,158
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(c)	150,000	154,311
3.55%, 02/01/24 (a)(c)	135,000	144,076
0.75%, 03/18/24 (a)(c)	400,000	401,992
3.75%, 04/01/24 (a)(c)	55,000	58,965
4.20%, 03/24/25 (a)(c)	150,000	165,813
3.63%, 04/01/25 (a)(c)	50,000	54,151
3.85%, 05/21/25 (a)(c)	200,000	219,160
3.45%, 02/13/26 (a)(c)	30,000	32,819
0.90%, 03/11/26 (a)(c)	300,000	297,375
1.15%, 05/13/26 (a)(c)	250,000	250,530
		9,260,804
Finance Companies 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	257,760
4.13%, 07/03/23 (a)	200,000	210,760
4.50%, 09/15/23 (a)	150,000	159,897
4.88%, 01/16/24 (a)	300,000	324,210
3.15%, 02/15/24 (a)	300,000	312,903
2.88%, 08/14/24 (a)	250,000	260,300
3.50%, 01/15/25 (a)	150,000	158,063
6.50%, 07/15/25 (a)	450,000	522,445
4.45%, 10/01/25 (a)	150,000	163,811
1.75%, 01/30/26 (a)	350,000	346,342
4.45%, 04/03/26 (a)	150,000	163,899
Air Lease Corp.
2.25%, 01/15/23	200,000	204,398
2.75%, 01/15/23 (a)	250,000	256,652
3.88%, 07/03/23 (a)	150,000	157,917
3.00%, 09/15/23 (a)	305,000	317,115
4.25%, 02/01/24 (a)	400,000	429,216
0.80%, 08/18/24 (a)	250,000	248,360
2.30%, 02/01/25 (a)	225,000	231,068
3.25%, 03/01/25 (a)	150,000	158,385
3.38%, 07/01/25 (a)	300,000	318,750
2.88%, 01/15/26 (a)	350,000	365,270
3.75%, 06/01/26 (a)	250,000	270,815
1.88%, 08/15/26 (a)	350,000	349,181
Aircastle Ltd.
5.00%, 04/01/23	100,000	106,207
4.40%, 09/25/23 (a)	225,000	239,701
4.13%, 05/01/24 (a)	50,000	53,204
4.25%, 06/15/26 (a)	200,000	218,736
Ares Capital Corp.
3.50%, 02/10/23 (a)	210,000	217,203
4.20%, 06/10/24 (a)	210,000	225,446
4.25%, 03/01/25 (a)	270,000	290,112
3.25%, 07/15/25 (a)	450,000	473,076
3.88%, 01/15/26 (a)	200,000	213,974
2.15%, 07/15/26 (a)	250,000	250,617
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	127,481
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	102,304
Business Development Corp. of America
3.25%, 03/30/26 (a)	150,000	152,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	27,006
4.13%, 02/01/25 (a)	160,000	171,016
3.40%, 01/15/26 (a)	400,000	417,944
GATX Corp.
4.35%, 02/15/24 (a)	175,000	188,767
3.25%, 03/30/25 (a)	50,000	53,184
3.25%, 09/15/26 (a)	100,000	107,150
GE Capital Funding LLC
3.45%, 05/15/25 (a)	450,000	485,590
GE Capital International Funding Co.
3.37%, 11/15/25	600,000	650,532
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	210,000	222,871
2.88%, 01/15/26 (a)	150,000	154,037
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	150,000	156,900
Main Street Capital Corp.
5.20%, 05/01/24	175,000	189,735
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	115,295
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	27,253
4.00%, 03/30/25 (a)	130,000	137,478
3.75%, 07/22/25 (a)	175,000	184,193
4.25%, 01/15/26 (a)	250,000	268,455
3.40%, 07/15/26 (a)	250,000	260,460
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	128,733
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	101,219
		12,905,427
Financial Other 0.1%
Blackstone Secured Lending Fund
3.65%, 07/14/23	175,000	182,602
3.63%, 01/15/26 (a)	150,000	158,508
2.75%, 09/16/26 (a)	300,000	307,137
ORIX Corp.
4.05%, 01/16/24	25,000	26,856
3.25%, 12/04/24	250,000	267,998
		943,101
Insurance 3.2%
Ace INA Holdings, Inc.
2.88%, 11/03/22 (a)	150,000	153,465
2.70%, 03/13/23	200,000	206,930
3.15%, 03/15/25	150,000	161,143
3.35%, 05/03/26 (a)	550,000	599,731
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	25,518
2.80%, 06/15/23 (a)	550,000	569,657
3.50%, 11/15/24 (a)	275,000	295,782
Aflac, Inc.
3.63%, 11/15/24	175,000	190,508
3.25%, 03/17/25	50,000	53,799
1.13%, 03/15/26 (a)	250,000	250,120
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	217,930
Allstate Corp.
3.15%, 06/15/23	185,000	193,726
0.75%, 12/15/25 (a)	275,000	271,692

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American International Group, Inc.
4.13%, 02/15/24	300,000	324,018
2.50%, 06/30/25 (a)	650,000	680,914
3.75%, 07/10/25 (a)	350,000	381,230
3.90%, 04/01/26 (a)	250,000	277,090
Anthem, Inc.
2.95%, 12/01/22 (a)	100,000	102,803
3.30%, 01/15/23	300,000	311,226
0.45%, 03/15/23	150,000	150,177
3.50%, 08/15/24 (a)	150,000	160,739
3.35%, 12/01/24 (a)	175,000	187,917
2.38%, 01/15/25 (a)	325,000	338,825
1.50%, 03/15/26 (a)	400,000	403,620
Aon Corp.
2.20%, 11/15/22	175,000	178,584
Aon PLC
4.00%, 11/27/23 (a)	175,000	186,259
3.50%, 06/14/24 (a)	200,000	213,536
3.88%, 12/15/25 (a)	100,000	110,242
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	106,556
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	116,000	128,547
Berkshire Hathaway, Inc.
3.00%, 02/11/23	350,000	362,768
2.75%, 03/15/23 (a)	525,000	541,679
3.13%, 03/15/26 (a)	700,000	759,745
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	76,165
Chubb INA Holdings, Inc.
3.35%, 05/15/24	225,000	240,878
CNA Financial Corp.
3.95%, 05/15/24 (a)	225,000	241,810
4.50%, 03/01/26 (a)	100,000	112,407
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	225,138
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	116,000	121,739
First American Financial Corp.
4.60%, 11/15/24	150,000	164,775
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	100,000	112,038
Humana, Inc.
3.15%, 12/01/22 (a)	275,000	282,034
2.90%, 12/15/22 (a)	200,000	205,702
0.65%, 08/03/23 (a)	350,000	350,238
3.85%, 10/01/24 (a)	75,000	81,134
4.50%, 04/01/25 (a)	150,000	166,369
Kemper Corp.
4.35%, 02/15/25 (a)	220,000	239,158
Lincoln National Corp.
4.00%, 09/01/23	150,000	159,875
Loews Corp.
2.63%, 05/15/23 (a)	200,000	206,170
3.75%, 04/01/26 (a)	100,000	110,330
Manulife Financial Corp.
4.15%, 03/04/26	325,000	363,798
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	165,000	171,282
3.88%, 03/15/24 (a)	410,000	440,996
3.50%, 06/03/24 (a)	180,000	192,127
3.50%, 03/10/25 (a)	100,000	107,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MetLife, Inc.
4.37%, 09/15/23	25,000	26,892
3.60%, 04/10/24	325,000	349,310
3.00%, 03/01/25	250,000	266,552
3.60%, 11/13/25 (a)	150,000	164,259
Old Republic International Corp.
4.88%, 10/01/24 (a)	175,000	194,463
Principal Financial Group, Inc.
3.13%, 05/15/23	175,000	182,338
3.40%, 05/15/25 (a)	100,000	107,475
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	450,000	456,957
5.63%, 06/15/43 (a)(b)	80,000	85,141
5.20%, 03/15/44 (a)(b)	150,000	161,772
5.38%, 05/15/45 (a)(b)	200,000	221,518
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	107,677
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	120,000	129,382
Swiss Re America Holding Corp.
7.00%, 02/15/26	175,000	216,736
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	167,682
UnitedHealth Group, Inc.
2.38%, 10/15/22	300,000	306,711
2.75%, 02/15/23 (a)	100,000	102,748
2.88%, 03/15/23	500,000	518,720
3.50%, 06/15/23	300,000	315,927
3.50%, 02/15/24	50,000	53,449
0.55%, 05/15/24 (a)	50,000	49,991
2.38%, 08/15/24	275,000	288,310
3.75%, 07/15/25	300,000	330,894
3.70%, 12/15/25	450,000	498,019
1.25%, 01/15/26	150,000	151,187
3.10%, 03/15/26	200,000	217,226
1.15%, 05/15/26 (a)	250,000	250,440
Unum Group
4.00%, 03/15/24	150,000	160,889
Voya Financial, Inc.
3.13%, 07/15/24 (a)	150,000	159,120
3.65%, 06/15/26	150,000	164,755
5.65%, 05/15/53 (a)(b)	170,000	179,608
Willis North America, Inc.
3.60%, 05/15/24 (a)	225,000	240,028
XLIT Ltd.
4.45%, 03/31/25	115,000	127,617
		20,422,098
REITs 2.5%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	162,225
4.30%, 01/15/26 (a)	200,000	223,210
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	26,027
4.13%, 07/01/24 (a)	225,000	244,273
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	150,000	160,660
3.50%, 11/15/24 (a)	125,000	134,793
3.45%, 06/01/25 (a)	75,000	81,077
3.50%, 11/15/25 (a)	250,000	271,762
2.95%, 05/11/26 (a)	200,000	214,578
Boston Properties LP
3.13%, 09/01/23 (a)	350,000	365,036
3.80%, 02/01/24 (a)	125,000	132,843

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 01/15/25 (a)	320,000	339,971
3.65%, 02/01/26 (a)	475,000	518,206
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	25,000	25,962
4.10%, 10/01/24 (a)	225,000	242,386
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	186,776
3.85%, 02/01/25 (a)	20,000	21,626
4.13%, 06/15/26 (a)	175,000	194,077
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	120,000	129,557
Corporate Office Properties LP
5.00%, 07/01/25 (a)	150,000	167,409
2.25%, 03/15/26 (a)	150,000	153,674
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	10,721
4.00%, 11/15/25 (a)	200,000	219,094
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	220,000	230,635
Digital Realty Trust LP
4.75%, 10/01/25 (a)	150,000	169,414
Duke Realty LP
3.75%, 12/01/24 (a)	250,000	269,782
ERP Operating LP
3.00%, 04/15/23 (a)	175,000	180,962
Essex Portfolio LP
3.25%, 05/01/23 (a)	225,000	233,271
3.88%, 05/01/24 (a)	225,000	240,723
3.50%, 04/01/25 (a)	15,000	16,142
3.38%, 04/15/26 (a)	150,000	161,913
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	213,304
1.25%, 02/15/26 (a)	200,000	198,834
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	162,793
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	26,684
4.00%, 06/01/25 (a)	375,000	410,014
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	345,000	361,688
3.88%, 04/01/24 (a)	165,000	175,176
4.50%, 02/01/26 (a)	100,000	109,652
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	25,829
3.45%, 12/15/24 (a)	125,000	133,683
4.38%, 10/01/25 (a)	100,000	111,513
Kimco Realty Corp.
3.40%, 11/01/22 (a)	150,000	154,094
3.13%, 06/01/23 (a)	175,000	181,400
2.70%, 03/01/24 (a)	200,000	208,332
3.30%, 02/01/25 (a)	25,000	26,653
LifeStorage LP
3.50%, 07/01/26 (a)	100,000	109,071
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	42,597
3.75%, 06/15/24 (a)	200,000	214,424
1.10%, 09/15/26 (a)	200,000	197,416
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	230,000	247,025
4.00%, 11/15/25 (a)	100,000	110,406
Office Properties Income Trust
4.25%, 05/15/24 (a)	200,000	212,254
4.50%, 02/01/25 (a)	200,000	214,474
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	170,000	180,079
4.95%, 04/01/24 (a)	200,000	217,646
4.50%, 01/15/25 (a)	75,000	81,730
5.25%, 01/15/26 (a)	200,000	227,196
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	150,000	155,250
4.45%, 03/15/24 (a)	75,000	80,311
Public Storage
2.37%, 09/15/22 (a)	50,000	50,955
0.88%, 02/15/26 (a)	275,000	271,892
Realty Income Corp.
4.65%, 08/01/23 (a)	175,000	186,604
3.88%, 07/15/24 (a)	200,000	216,082
0.75%, 03/15/26 (a)	75,000	73,282
Sabra Health Care LP
4.80%, 06/01/24	210,000	231,193
5.13%, 08/15/26 (a)	100,000	112,006
Simon Property Group LP
2.75%, 06/01/23 (a)	150,000	154,943
3.75%, 02/01/24 (a)	250,000	266,350
2.00%, 09/13/24 (a)	350,000	362,260
3.38%, 10/01/24 (a)	225,000	240,878
3.50%, 09/01/25 (a)	300,000	326,400
3.30%, 01/15/26 (a)	225,000	243,760
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	159,151
4.25%, 02/01/26 (a)	250,000	271,945
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	120,000	123,013
SL Green Realty Corp.
4.50%, 12/01/22 (a)	175,000	180,981
Ventas Realty LP
3.50%, 04/15/24 (a)	225,000	239,546
3.75%, 05/01/24 (a)	35,000	37,256
2.65%, 01/15/25 (a)	160,000	167,029
4.13%, 01/15/26 (a)	350,000	386,099
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	150,000	161,884
4.63%, 11/01/25 (a)	250,000	281,220
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	53,218
2.15%, 06/01/26 (a)	50,000	50,830
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	26,863
3.63%, 03/15/24 (a)	280,000	298,656
4.00%, 06/01/25 (a)	300,000	328,254
4.25%, 04/01/26 (a)	225,000	251,638
WP Carey, Inc.
4.60%, 04/01/24 (a)	75,000	81,373
4.00%, 02/01/25 (a)	100,000	108,630
		16,462,504
		282,201,839

Industrial 50.7%
Basic Industry 1.8%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	106,976
1.50%, 10/15/25 (a)	100,000	101,982
Albemarle Corp.
4.15%, 12/01/24 (a)	70,000	76,474
ArcelorMittal S.A.
4.55%, 03/11/26	150,000	167,469

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	250,000	267,352
Celanese US Holdings LLC
4.63%, 11/15/22	200,000	209,184
3.50%, 05/08/24 (a)	200,000	213,204
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	216,234
Dow Chemical Co.
4.55%, 11/30/25 (a)	350,000	393,722
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	750,000	805,567
4.49%, 11/15/25 (a)	550,000	618,656
Eastman Chemical Co.
3.80%, 03/15/25 (a)	300,000	324,750
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	125,000	127,641
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	53,444
Georgia-Pacific LLC
8.00%, 01/15/24	165,000	192,453
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	170,000	176,021
International Paper Co.
3.80%, 01/15/26 (a)	200,000	220,402
Kinross Gold Corp.
5.95%, 03/15/24 (a)	125,000	138,416
Linde, Inc.
2.70%, 02/21/23 (a)	20,000	20,551
2.65%, 02/05/25 (a)	15,000	15,769
3.20%, 01/30/26 (a)	275,000	298,191
LYB International Finance BV
4.00%, 07/15/23	113,000	119,885
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	149,885
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	222,272
Mosaic Co.
3.25%, 11/15/22 (a)	235,000	241,829
4.25%, 11/15/23 (a)	300,000	320,052
NewMarket Corp.
4.10%, 12/15/22	120,000	124,900
Newmont Corp.
3.70%, 03/15/23 (a)	50,000	51,832
Nucor Corp.
4.00%, 08/01/23 (a)	275,000	290,414
2.00%, 06/01/25 (a)	100,000	102,981
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	153,138
1.90%, 05/13/23	100,000	102,172
3.50%, 06/01/23 (a)	125,000	130,165
3.63%, 03/15/24 (a)	300,000	319,239
3.00%, 04/01/25 (a)	275,000	291,346
Packaging Corp. of America
4.50%, 11/01/23 (a)	100,000	107,142
3.65%, 09/15/24 (a)	250,000	268,825
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	103,723
2.40%, 08/15/24 (a)	75,000	78,329
1.20%, 03/15/26 (a)	300,000	298,590
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	140,000	146,948
1.30%, 08/15/25 (a)	250,000	249,547
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	200,000	218,724
RPM International, Inc.
3.45%, 11/15/22 (a)	150,000	153,747
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	200,000	211,916
3.45%, 08/01/25 (a)	100,000	108,386
3.95%, 01/15/26 (a)	100,000	110,645
Southern Copper Corp.
3.50%, 11/08/22	25,000	25,830
3.88%, 04/23/25	175,000	190,106
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	200,000	210,922
2.40%, 06/15/25 (a)	150,000	156,143
Vale Overseas Ltd.
6.25%, 08/10/26	500,000	593,095
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	275,005
WestRock RKT LLC
4.00%, 03/01/23 (a)	35,000	36,376
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	264,745
3.75%, 03/15/25 (a)	200,000	216,402
4.65%, 03/15/26 (a)	150,000	170,379
		11,560,093
Capital Goods 5.3%
3M Co.
1.75%, 02/14/23 (a)	100,000	101,923
2.25%, 03/15/23 (a)	175,000	179,655
3.25%, 02/14/24 (a)	250,000	265,545
2.00%, 02/14/25 (a)	220,000	227,572
2.65%, 04/15/25 (a)	150,000	158,403
3.00%, 08/07/25	250,000	269,087
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	105,989
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	163,672
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	26,396
2.05%, 03/01/25 (a)	225,000	232,198
Berry Global, Inc.
0.95%, 02/15/24 (a)(d)	300,000	300,462
1.57%, 01/15/26 (a)(d)	450,000	450,405
Boeing Co.
1.17%, 02/04/23 (a)	200,000	200,440
2.80%, 03/01/23 (a)	265,000	272,648
4.51%, 05/01/23 (a)	775,000	818,749
1.88%, 06/15/23 (a)	100,000	101,757
1.95%, 02/01/24	75,000	76,816
1.43%, 02/04/24 (a)	1,000,000	1,001,490
2.80%, 03/01/24 (a)	175,000	181,958
2.85%, 10/30/24 (a)	100,000	104,824
4.88%, 05/01/25 (a)	800,000	891,032
2.60%, 10/30/25 (a)	100,000	103,757
2.75%, 02/01/26 (a)	450,000	468,756
2.20%, 02/04/26 (a)	1,650,000	1,663,365
3.10%, 05/01/26 (a)	250,000	263,985
2.25%, 06/15/26 (a)	150,000	152,694
Carlisle Cos., Inc.
3.75%, 11/15/22 (a)	50,000	51,411
3.50%, 12/01/24 (a)	179,000	191,865
Carrier Global Corp.
2.24%, 02/15/25 (a)	605,000	627,046

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Caterpillar Financial Services Corp.
1.95%, 11/18/22	230,000	234,375
2.55%, 11/29/22	180,000	184,766
0.25%, 03/01/23	250,000	250,140
2.63%, 03/01/23	150,000	154,875
3.45%, 05/15/23	150,000	157,601
0.65%, 07/07/23	350,000	352,093
0.45%, 09/14/23	150,000	150,303
3.75%, 11/24/23	320,000	343,261
3.65%, 12/07/23	150,000	160,523
2.85%, 05/17/24	175,000	185,169
3.30%, 06/09/24	215,000	230,618
2.15%, 11/08/24	125,000	130,634
3.25%, 12/01/24	350,000	378,854
0.80%, 11/13/25	400,000	397,428
0.90%, 03/02/26	400,000	396,708
1.15%, 09/14/26	100,000	99,846
Caterpillar, Inc.
3.40%, 05/15/24 (a)	325,000	347,191
CNH Industrial Capital LLC
1.95%, 07/02/23	150,000	153,395
4.20%, 01/15/24	100,000	107,404
1.88%, 01/15/26 (a)	150,000	152,249
CNH Industrial NV
4.50%, 08/15/23	325,000	347,509
Deere & Co.
2.75%, 04/15/25 (a)	50,000	52,960
Dover Corp.
3.15%, 11/15/25 (a)	100,000	107,445
Eaton Corp.
2.75%, 11/02/22	300,000	307,797
Emerson Electric Co.
2.63%, 02/15/23 (a)	175,000	179,518
Flowserve Corp.
3.50%, 09/15/22 (a)	150,000	153,218
4.00%, 11/15/23 (a)	100,000	106,056
Fortive Corp.
3.15%, 06/15/26 (a)	200,000	215,874
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	300,000	319,158
4.00%, 06/15/25 (a)	100,000	109,483
General Dynamics Corp.
3.38%, 05/15/23 (a)	450,000	471,172
2.38%, 11/15/24 (a)	250,000	262,610
3.25%, 04/01/25 (a)	200,000	214,850
3.50%, 05/15/25 (a)	100,000	108,545
1.15%, 06/01/26 (a)	250,000	250,775
2.13%, 08/15/26 (a)	100,000	104,256
General Electric Co.
3.38%, 03/11/24	350,000	372,365
3.45%, 05/15/24 (a)	225,000	239,314
5.55%, 01/05/26	150,000	175,603
Honeywell International, Inc.
2.30%, 08/15/24 (a)	300,000	314,154
1.35%, 06/01/25 (a)	275,000	279,249
Hubbell, Inc.
3.35%, 03/01/26 (a)	150,000	161,808
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(d)	150,000	150,060
3.84%, 05/01/25 (a)	200,000	216,612
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	220,000	234,203
John Deere Capital Corp.
2.70%, 01/06/23	125,000	128,781
0.25%, 01/17/23	150,000	150,018
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 01/27/23	90,000	92,978
2.80%, 03/06/23	450,000	466,222
3.45%, 06/07/23	250,000	263,147
0.70%, 07/05/23	200,000	201,250
0.40%, 10/10/23	350,000	350,252
3.65%, 10/12/23	370,000	394,572
3.45%, 01/10/24	50,000	53,316
0.45%, 01/17/24	250,000	249,835
2.60%, 03/07/24	330,000	346,586
0.45%, 06/07/24	225,000	224,458
2.65%, 06/24/24	270,000	285,123
2.05%, 01/09/25	20,000	20,788
3.45%, 03/13/25	100,000	108,688
3.40%, 09/11/25	200,000	218,232
0.70%, 01/15/26	50,000	49,236
1.05%, 06/17/26	300,000	298,665
2.25%, 09/14/26	200,000	210,080
Johnson Controls International plc
3.90%, 02/14/26 (a)	200,000	220,350
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	250,000	263,527
3.95%, 05/28/24 (a)	160,000	171,782
3.83%, 04/27/25 (a)	175,000	190,318
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	107,159
Legrand France S.A.
8.50%, 02/15/25	170,000	211,140
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	200,076
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	270,000	278,548
2.90%, 03/01/25 (a)	100,000	106,439
3.55%, 01/15/26 (a)	600,000	659,508
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	250,000	271,267
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	207,344
Northrop Grumman Corp.
3.25%, 08/01/23	400,000	420,528
2.93%, 01/15/25 (a)	225,000	238,351
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	425,000	439,046
Owens Corning
4.20%, 12/01/24 (a)	125,000	136,235
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	275,000	288,871
Precision Castparts Corp.
2.50%, 01/15/23 (a)	385,000	393,778
3.25%, 06/15/25 (a)	100,000	107,751
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	225,000	239,038
3.20%, 03/15/24 (a)	100,000	105,972
3.95%, 08/16/25 (a)	450,000	495,810
Republic Services, Inc.
4.75%, 05/15/23 (a)	50,000	52,941
2.50%, 08/15/24 (a)	220,000	230,479
3.20%, 03/15/25 (a)	230,000	245,645
0.88%, 11/15/25 (a)	175,000	172,632
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	200,000	200,092
2.88%, 03/01/25 (a)	100,000	105,802
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	75,000	76,794
3.65%, 09/15/23 (a)	225,000	238,441
2.35%, 09/15/24 (a)	75,000	78,521

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 09/15/25 (a)	225,000	223,891
3.85%, 12/15/25 (a)	150,000	164,790
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	163,798
4.00%, 03/15/60 (a)(b)	175,000	187,757
Teledyne Technologies, Inc.
0.65%, 04/01/23	200,000	199,952
0.95%, 04/01/24 (a)	125,000	125,193
1.60%, 04/01/26 (a)	150,000	151,050
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,724
3.88%, 03/01/25 (a)	125,000	135,376
4.00%, 03/15/26 (a)	200,000	220,986
Timken Co.
3.88%, 09/01/24 (a)	125,000	133,718
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	335,000	356,303
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	200,000	214,968
Vontier Corp.
1.80%, 04/01/26 (a)(d)	175,000	174,232
Vulcan Materials Co.
4.50%, 04/01/25 (a)	150,000	165,997
Waste Management, Inc.
2.40%, 05/15/23 (a)	180,000	185,297
3.13%, 03/01/25 (a)	150,000	160,118
0.75%, 11/15/25 (a)	200,000	197,032
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	250,000	268,897
3.20%, 06/15/25 (a)	150,000	159,245
WW Grainger, Inc.
1.85%, 02/15/25 (a)	190,000	195,753
		34,737,416
Communications 4.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	326,985
American Tower Corp.
3.50%, 01/31/23	325,000	338,348
3.00%, 06/15/23	175,000	182,319
0.60%, 01/15/24	75,000	74,891
5.00%, 02/15/24	200,000	219,760
3.38%, 05/15/24 (a)	550,000	585,447
2.95%, 01/15/25 (a)	150,000	158,445
2.40%, 03/15/25 (a)	300,000	312,069
1.30%, 09/15/25 (a)	200,000	200,202
1.60%, 04/15/26 (a)	300,000	301,440
1.45%, 09/15/26 (a)	200,000	199,060
AT&T, Inc.
4.05%, 12/15/23	100,000	107,760
3.80%, 03/01/24 (a)	250,000	267,175
3.90%, 03/11/24 (a)	450,000	481,293
0.90%, 03/25/24 (a)	650,000	650,975
4.45%, 04/01/24 (a)	150,000	162,594
3.95%, 01/15/25 (a)	100,000	109,256
3.40%, 05/15/25 (a)	700,000	754,936
3.60%, 07/15/25 (a)	75,000	81,485
3.88%, 01/15/26 (a)	250,000	275,782
4.13%, 02/17/26 (a)	600,000	669,858
1.70%, 03/25/26 (a)	875,000	886,454
Bell Canada
0.75%, 03/17/24	175,000	175,158
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	215,858
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	380,000	399,087
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	335,000	362,490
4.91%, 07/23/25 (a)	1,250,000	1,405,725
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	470,000	518,142
Comcast Corp.
3.60%, 03/01/24	105,000	112,632
3.70%, 04/15/24 (a)	700,000	753,004
3.38%, 02/15/25 (a)	325,000	350,012
3.10%, 04/01/25 (a)	300,000	321,105
3.38%, 08/15/25 (a)	150,000	162,665
3.95%, 10/15/25 (a)	1,100,000	1,221,187
3.15%, 03/01/26 (a)	700,000	756,756
Crown Castle International Corp.
3.20%, 09/01/24 (a)	450,000	478,926
1.35%, 07/15/25 (a)	200,000	201,036
4.45%, 02/15/26 (a)	300,000	336,081
1.05%, 07/15/26 (a)	250,000	244,955
Discovery Communications LLC
2.95%, 03/20/23 (a)	219,000	226,560
3.80%, 03/13/24 (a)	100,000	106,638
3.90%, 11/15/24 (a)	225,000	243,596
3.45%, 03/15/25 (a)	150,000	160,376
3.95%, 06/15/25 (a)	100,000	109,104
4.90%, 03/11/26 (a)	200,000	227,438
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	150,000	170,931
Fox Corp.
4.03%, 01/25/24 (a)	325,000	348,699
3.05%, 04/07/25 (a)	270,000	287,509
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	116,828
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	150,000	161,900
3.60%, 04/15/26 (a)	500,000	547,740
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	20,598
4.10%, 10/01/23 (a)	350,000	371,273
3.63%, 12/15/25 (a)	100,000	109,054
TCI Communications, Inc.
7.88%, 02/15/26	50,000	63,733
Time Warner Entertainment Co. LP
8.38%, 03/15/23	325,000	361,114
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	915,484
1.50%, 02/15/26 (a)	400,000	401,700
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	225,000	230,243
3.15%, 09/17/25	250,000	270,047
3.00%, 02/13/26	500,000	538,620
Verizon Communications, Inc.
0.75%, 03/22/24	500,000	502,225
3.50%, 11/01/24 (a)	450,000	485,028
3.38%, 02/15/25	350,000	378,224
0.85%, 11/20/25 (a)	700,000	693,245
1.45%, 03/20/26 (a)	550,000	555,302
2.63%, 08/15/26	550,000	582,285
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	70,000	74,736
3.70%, 08/15/24 (a)	250,000	268,545
3.50%, 01/15/25 (a)	150,000	160,755

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/15/25 (a)	300,000	336,813
4.00%, 01/15/26 (a)	250,000	275,722
Vodafone Group PLC
2.95%, 02/19/23	125,000	129,234
3.75%, 01/16/24	355,000	380,659
4.13%, 05/30/25	450,000	498,078
Walt Disney Co.
1.75%, 08/30/24 (a)	250,000	257,913
3.70%, 09/15/24 (a)	250,000	270,497
3.35%, 03/24/25	350,000	378,052
3.70%, 10/15/25 (a)	325,000	356,323
1.75%, 01/13/26	250,000	256,643
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	209,130
WPP Finance 2010
3.75%, 09/19/24	345,000	374,566
		28,774,513
Consumer Cyclical 7.7%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	550,000	590,480
Amazon.com, Inc.
2.50%, 11/29/22 (a)	350,000	357,087
2.40%, 02/22/23 (a)	275,000	282,667
0.25%, 05/12/23	325,000	324,977
0.40%, 06/03/23	250,000	250,657
0.45%, 05/12/24	800,000	798,712
2.80%, 08/22/24 (a)	450,000	477,031
3.80%, 12/05/24 (a)	400,000	436,744
0.80%, 06/03/25 (a)	400,000	399,452
5.20%, 12/03/25 (a)	275,000	319,566
1.00%, 05/12/26 (a)	750,000	749,445
American Honda Finance Corp.
0.40%, 10/21/22	150,000	150,225
2.60%, 11/16/22	150,000	153,761
2.05%, 01/10/23	150,000	153,356
1.95%, 05/10/23	350,000	358,659
0.88%, 07/07/23	50,000	50,443
3.45%, 07/14/23	175,000	184,317
0.65%, 09/08/23	425,000	426,815
3.63%, 10/10/23	425,000	452,000
3.55%, 01/12/24	100,000	106,615
2.90%, 02/16/24	150,000	157,979
2.40%, 06/27/24	100,000	104,518
0.55%, 07/12/24	450,000	447,849
2.15%, 09/10/24	130,000	135,200
1.20%, 07/08/25	250,000	251,512
1.00%, 09/10/25	150,000	149,351
1.30%, 09/09/26	200,000	199,800
2.30%, 09/09/26	200,000	209,550
Aptiv Corp.
4.15%, 03/15/24 (a)	70,000	75,206
Aptiv PLC
4.25%, 01/15/26 (a)	300,000	335,145
AutoNation, Inc.
3.50%, 11/15/24 (a)	190,000	203,418
AutoZone, Inc.
3.13%, 04/18/24 (a)	200,000	211,650
3.25%, 04/15/25 (a)	15,000	16,043
3.63%, 04/15/25 (a)	315,000	341,457
3.13%, 04/21/26 (a)	100,000	107,735
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	154,140
5.25%, 10/01/25 (a)	125,000	141,508
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	200,000	206,614
3.65%, 03/15/25 (a)	275,000	298,562
3.60%, 06/01/26 (a)	100,000	110,093
BorgWarner, Inc.
3.38%, 03/15/25 (a)	160,000	171,467
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	171,645
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	30,000	31,669
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	15,856
0.75%, 09/01/25 (a)	200,000	198,292
Dollar General Corp.
3.25%, 04/15/23 (a)	275,000	285,219
4.15%, 11/01/25 (a)	175,000	194,106
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	445,000	466,547
4.00%, 05/15/25 (a)	300,000	328,104
DR Horton, Inc.
4.75%, 02/15/23 (a)	100,000	104,625
5.75%, 08/15/23 (a)	165,000	178,918
2.50%, 10/15/24 (a)	100,000	104,771
2.60%, 10/15/25 (a)	215,000	225,967
eBay, Inc.
2.75%, 01/30/23 (a)	250,000	257,257
3.45%, 08/01/24 (a)	220,000	235,176
1.90%, 03/11/25 (a)	200,000	206,050
1.40%, 05/10/26 (a)	300,000	301,008
Expedia Group, Inc.
3.60%, 12/15/23 (a)	150,000	158,801
4.50%, 08/15/24 (a)	95,000	103,239
5.00%, 02/15/26 (a)	250,000	282,500
General Motors Co.
4.88%, 10/02/23	525,000	567,472
5.40%, 10/02/23	350,000	381,892
4.00%, 04/01/25	230,000	250,472
6.13%, 10/01/25 (a)	500,000	586,325
General Motors Financial Co., Inc.
3.25%, 01/05/23 (a)	125,000	128,943
3.70%, 05/09/23 (a)	400,000	417,544
4.25%, 05/15/23	300,000	317,109
4.15%, 06/19/23 (a)	200,000	211,374
1.70%, 08/18/23	250,000	254,842
5.10%, 01/17/24 (a)	300,000	327,411
3.95%, 04/13/24 (a)	70,000	74,834
3.50%, 11/07/24 (a)	400,000	427,700
4.00%, 01/15/25 (a)	300,000	324,633
2.90%, 02/26/25 (a)	350,000	367,279
4.35%, 04/09/25 (a)	400,000	439,264
2.75%, 06/20/25 (a)	250,000	261,555
4.30%, 07/13/25 (a)	400,000	438,664
1.25%, 01/08/26 (a)	275,000	271,835
5.25%, 03/01/26 (a)	550,000	628,980
1.50%, 06/10/26 (a)	400,000	397,792
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	120,000	129,595
3.35%, 09/01/24 (a)	240,000	253,639
5.25%, 06/01/25 (a)	425,000	474,738
5.38%, 04/15/26 (a)	225,000	256,243
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	160,100
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	125,000	136,934

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Home Depot, Inc.
2.70%, 04/01/23 (a)	365,000	376,282
3.75%, 02/15/24 (a)	40,000	42,759
3.35%, 09/15/25 (a)	450,000	489,253
3.00%, 04/01/26 (a)	200,000	215,924
2.13%, 09/15/26 (a)	400,000	418,788
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	125,000	129,754
1.80%, 10/01/24 (a)	200,000	200,484
5.38%, 04/23/25 (a)	90,000	100,574
4.85%, 03/15/26 (a)	200,000	222,556
JD.com, Inc.
3.88%, 04/29/26	200,000	216,798
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	108,629
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	410,812
2.90%, 06/25/25 (a)	200,000	201,176
3.50%, 08/18/26 (a)	300,000	307,296
Lennar Corp.
4.75%, 11/15/22 (a)	150,000	155,478
4.88%, 12/15/23 (a)	150,000	162,062
4.50%, 04/30/24 (a)	175,000	189,429
5.88%, 11/15/24 (a)	250,000	281,585
4.75%, 05/30/25 (a)	125,000	139,351
5.25%, 06/01/26 (a)	100,000	114,973
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	105,888
3.13%, 09/15/24 (a)	425,000	452,242
4.00%, 04/15/25 (a)	75,000	82,265
3.38%, 09/15/25 (a)	100,000	108,288
2.50%, 04/15/26 (a)	425,000	448,515
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	214,910
4.15%, 10/01/25 (a)	200,000	221,754
Marriott International, Inc.
4.15%, 12/01/23 (a)	250,000	266,600
3.60%, 04/15/24 (a)	115,000	122,451
5.75%, 05/01/25 (a)	450,000	515,439
3.75%, 10/01/25 (a)	200,000	216,000
McDonald's Corp.
3.35%, 04/01/23 (a)	400,000	416,804
3.38%, 05/26/25 (a)	50,000	53,872
3.30%, 07/01/25 (a)	575,000	619,534
1.45%, 09/01/25 (a)	50,000	50,767
3.70%, 01/30/26 (a)	400,000	440,024
NIKE, Inc.
2.25%, 05/01/23 (a)	250,000	256,640
2.40%, 03/27/25 (a)	80,000	84,045
O'Reilly Automotive, Inc.
3.85%, 06/15/23 (a)	100,000	104,828
3.55%, 03/15/26 (a)	150,000	164,270
PACCAR Financial Corp.
2.65%, 04/06/23	125,000	129,354
0.80%, 06/08/23	100,000	100,766
3.40%, 08/09/23	125,000	131,999
0.35%, 08/11/23	150,000	150,051
0.35%, 02/02/24	200,000	199,102
2.15%, 08/15/24	200,000	208,114
1.80%, 02/06/25	10,000	10,295
1.10%, 05/11/26	50,000	49,910
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	174,091
PVH Corp.
4.63%, 07/10/25 (a)(d)	200,000	220,268
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	175,000	191,807
Ross Stores, Inc.
4.60%, 04/15/25 (a)	295,000	329,297
0.88%, 04/15/26 (a)	100,000	98,272
Sands China Ltd.
5.13%, 08/08/25 (a)	400,000	431,976
3.80%, 01/08/26 (a)	300,000	309,858
Starbucks Corp.
3.10%, 03/01/23 (a)	230,000	238,305
3.85%, 10/01/23 (a)	300,000	317,910
3.80%, 08/15/25 (a)	500,000	548,370
Stellantis N.V.
5.25%, 04/15/23	450,000	481,050
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	162,413
Target Corp.
3.50%, 07/01/24	315,000	340,216
2.25%, 04/15/25 (a)	350,000	365,281
2.50%, 04/15/26	300,000	320,502
TJX Cos., Inc.
2.50%, 05/15/23 (a)	125,000	128,750
Toyota Motor Corp.
3.42%, 07/20/23	200,000	211,140
0.68%, 03/25/24 (a)	550,000	550,847
1.34%, 03/25/26 (a)	400,000	402,780
Toyota Motor Credit Corp.
2.15%, 09/08/22	100,000	101,831
0.35%, 10/14/22	250,000	250,400
2.63%, 01/10/23	100,000	102,974
2.70%, 01/11/23	150,000	154,571
2.90%, 03/30/23	600,000	623,382
0.40%, 04/06/23	300,000	300,588
0.50%, 08/14/23	550,000	551,562
1.35%, 08/25/23	350,000	356,513
3.45%, 09/20/23	550,000	582,675
3.35%, 01/08/24	125,000	132,850
0.45%, 01/11/24	200,000	199,566
2.90%, 04/17/24	250,000	264,307
2.00%, 10/07/24	75,000	77,956
1.80%, 02/13/25	225,000	231,136
3.00%, 04/01/25	550,000	586,454
3.40%, 04/14/25	100,000	108,131
0.80%, 10/16/25	350,000	345,740
0.80%, 01/09/26	150,000	147,798
1.13%, 06/18/26	300,000	298,215
VF Corp.
2.40%, 04/23/25 (a)	275,000	286,509
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	390,000	422,655
3.45%, 06/01/26 (a)	400,000	433,800
Walmart, Inc.
2.35%, 12/15/22 (a)	275,000	281,402
2.55%, 04/11/23 (a)	250,000	257,370
3.40%, 06/26/23 (a)	800,000	841,232
3.30%, 04/22/24 (a)	425,000	452,965
2.85%, 07/08/24 (a)	200,000	212,044
2.65%, 12/15/24 (a)	315,000	334,171
3.55%, 06/26/25 (a)	475,000	519,208
3.05%, 07/08/26 (a)	250,000	271,960
1.05%, 09/17/26 (a)	500,000	499,615
		49,850,128

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 12.1%
Abbott Laboratories
3.40%, 11/30/23 (a)	300,000	317,493
2.95%, 03/15/25 (a)	150,000	159,876
3.88%, 09/15/25 (a)	175,000	193,349
AbbVie, Inc.
3.25%, 10/01/22 (a)	475,000	485,398
2.90%, 11/06/22	800,000	821,752
3.20%, 11/06/22 (a)	250,000	256,525
2.30%, 11/21/22	900,000	919,377
2.85%, 05/14/23 (a)	350,000	362,239
3.75%, 11/14/23 (a)	175,000	186,440
3.85%, 06/15/24 (a)	350,000	376,593
2.60%, 11/21/24 (a)	1,025,000	1,077,695
3.80%, 03/15/25 (a)	800,000	869,336
3.60%, 05/14/25 (a)	1,150,000	1,245,231
3.20%, 05/14/26 (a)	550,000	593,202
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	205,000	216,244
Altria Group, Inc.
4.00%, 01/31/24	465,000	500,159
3.80%, 02/14/24 (a)	225,000	240,494
2.35%, 05/06/25 (a)	305,000	316,221
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	450,000	450,720
3.40%, 05/15/24 (a)	125,000	132,531
3.25%, 03/01/25 (a)	170,000	181,171
Amgen, Inc.
2.25%, 08/19/23 (a)	50,000	51,604
3.63%, 05/22/24 (a)	500,000	535,705
1.90%, 02/21/25 (a)	170,000	174,877
3.13%, 05/01/25 (a)	100,000	106,813
2.60%, 08/19/26 (a)	300,000	317,082
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	950,000	1,043,005
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	550,000	603,647
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	125,000	133,070
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	600,000	600,900
1.20%, 05/28/26 (a)	375,000	375,112
AstraZeneca PLC
0.30%, 05/26/23	500,000	499,955
3.50%, 08/17/23 (a)	75,000	79,240
3.38%, 11/16/25	450,000	491,026
0.70%, 04/08/26 (a)	400,000	391,496
BAT Capital Corp.
3.22%, 08/15/24 (a)	850,000	901,714
2.79%, 09/06/24 (a)	200,000	210,436
3.22%, 09/06/26 (a)	400,000	426,628
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	350,252
Baxalta, Inc.
4.00%, 06/23/25 (a)	425,000	465,273
Baxter International, Inc.
2.60%, 08/15/26 (a)	200,000	211,404
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	375,000	398,737
3.73%, 12/15/24 (a)	495,000	535,516
Biogen, Inc.
4.05%, 09/15/25 (a)	575,000	634,783
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boston Scientific Corp.
3.38%, 05/15/22	25,000	25,462
3.45%, 03/01/24 (a)	200,000	212,344
3.85%, 05/15/25	300,000	328,299
3.75%, 03/01/26 (a)	275,000	302,277
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (a)	100,000	103,115
3.25%, 02/20/23 (a)	198,000	205,552
3.25%, 11/01/23	125,000	132,570
0.54%, 11/13/23 (a)	350,000	350,063
3.63%, 05/15/24 (a)	225,000	241,088
2.90%, 07/26/24 (a)	650,000	690,410
3.88%, 08/15/25 (a)	600,000	661,560
0.75%, 11/13/25 (a)	350,000	346,696
3.20%, 06/15/26 (a)	550,000	599,786
Brown-Forman Corp.
3.50%, 04/15/25 (a)	150,000	162,686
Brunswick Corp.
0.85%, 08/18/24 (a)	200,000	199,988
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	182,000	186,377
4.35%, 03/15/24 (a)	150,000	162,224
1.63%, 08/17/25 (a)	200,000	202,334
Campbell Soup Co.
3.65%, 03/15/23 (a)	90,000	93,922
3.95%, 03/15/25 (a)	250,000	272,562
3.30%, 03/19/25 (a)	150,000	160,337
Cardinal Health, Inc.
3.20%, 03/15/23	100,000	103,950
3.08%, 06/15/24 (a)	250,000	264,158
3.50%, 11/15/24 (a)	120,000	128,633
3.75%, 09/15/25 (a)	175,000	190,559
Church & Dwight Co., Inc.
2.88%, 10/01/22	50,000	51,230
Cigna Corp.
3.00%, 07/15/23 (a)	225,000	234,448
3.75%, 07/15/23 (a)	367,000	387,970
0.61%, 03/15/24 (a)	200,000	199,624
3.50%, 06/15/24 (a)	200,000	213,726
3.25%, 04/15/25 (a)	300,000	320,880
4.13%, 11/15/25 (a)	725,000	805,707
4.50%, 02/25/26 (a)	375,000	422,932
1.25%, 03/15/26 (a)	100,000	99,819
Clorox Co.
3.50%, 12/15/24 (a)	175,000	189,341
Coca-Cola Co.
1.75%, 09/06/24	300,000	311,217
Colgate-Palmolive Co.
2.25%, 11/15/22	115,000	117,615
1.95%, 02/01/23	100,000	102,258
2.10%, 05/01/23	25,000	25,712
3.25%, 03/15/24	275,000	293,906
CommonSpirit Health
2.95%, 11/01/22	150,000	154,032
1.55%, 10/01/25 (a)	275,000	276,468
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	210,000	216,105
4.30%, 05/01/24 (a)	75,000	81,416
4.60%, 11/01/25 (a)	375,000	421,631
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	100,000	103,532
4.25%, 05/01/23	350,000	370,307
4.75%, 11/15/24	150,000	167,148
4.40%, 11/15/25 (a)	150,000	168,041
4.75%, 12/01/25	150,000	170,919

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CVS Health Corp.
2.75%, 12/01/22 (a)	250,000	255,500
4.75%, 12/01/22 (a)	115,000	119,525
3.70%, 03/09/23 (a)	595,000	621,412
4.00%, 12/05/23 (a)	200,000	213,156
3.38%, 08/12/24 (a)	200,000	213,506
2.63%, 08/15/24 (a)	290,000	304,819
4.10%, 03/25/25 (a)	275,000	302,049
3.88%, 07/20/25 (a)	750,000	821,595
2.88%, 06/01/26 (a)	750,000	799,455
3.00%, 08/15/26 (a)	50,000	53,709
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	54,281
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	254,788
2.20%, 11/15/24 (a)	205,000	213,528
Diageo Capital PLC
2.63%, 04/29/23 (a)	475,000	489,611
2.13%, 10/24/24 (a)	200,000	208,478
1.38%, 09/29/25 (a)	200,000	202,230
Dignity Health
3.13%, 11/01/22	125,000	128,294
Eli Lilly and Co.
2.75%, 06/01/25 (a)	150,000	158,892
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	156,306
General Mills, Inc.
2.60%, 10/12/22 (a)	50,000	51,062
3.70%, 10/17/23 (a)	400,000	424,732
3.65%, 02/15/24 (a)	300,000	319,077
4.00%, 04/17/25 (a)	100,000	109,761
Gilead Sciences, Inc.
0.75%, 09/29/23 (a)	550,000	550,071
3.70%, 04/01/24 (a)	595,000	635,984
3.50%, 02/01/25 (a)	400,000	430,608
3.65%, 03/01/26 (a)	850,000	931,464
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	400,000	400,752
3.00%, 06/01/24 (a)	350,000	371,252
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	325,000	336,794
3.38%, 05/15/23	275,000	288,544
3.63%, 05/15/25	250,000	273,260
Hasbro, Inc.
3.00%, 11/19/24 (a)	175,000	185,355
HCA, Inc.
4.75%, 05/01/23	585,000	621,949
5.00%, 03/15/24	400,000	439,012
5.25%, 04/15/25	225,000	255,096
5.25%, 06/15/26 (a)	550,000	631,614
Hershey Co.
3.38%, 05/15/23 (a)	65,000	68,054
2.05%, 11/15/24 (a)	300,000	312,615
2.30%, 08/15/26 (a)	100,000	105,274
Hormel Foods Corp.
0.65%, 06/03/24 (a)	350,000	350,367
Illumina, Inc.
0.55%, 03/23/23	150,000	150,057
JM Smucker Co.
3.50%, 03/15/25	300,000	324,363
Johnson & Johnson
3.38%, 12/05/23	250,000	266,837
2.63%, 01/15/25 (a)	245,000	259,105
0.55%, 09/01/25 (a)	275,000	271,505
2.45%, 03/01/26 (a)	650,000	689,214
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kellogg Co.
2.65%, 12/01/23	325,000	340,106
3.25%, 04/01/26	100,000	108,388
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	238,927
3.13%, 12/15/23 (a)	200,000	210,816
0.75%, 03/15/24 (a)	500,000	500,410
4.42%, 05/25/25 (a)	150,000	166,773
3.40%, 11/15/25 (a)	150,000	162,678
Kimberly-Clark Corp.
3.05%, 08/15/25	200,000	215,638
2.75%, 02/15/26	100,000	107,565
Kroger Co.
3.85%, 08/01/23 (a)	200,000	210,826
4.00%, 02/01/24 (a)	135,000	144,345
3.50%, 02/01/26 (a)	175,000	191,492
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	100,000	106,128
3.25%, 09/01/24 (a)	175,000	186,419
2.30%, 12/01/24 (a)	175,000	182,257
3.60%, 02/01/25 (a)	250,000	268,775
1.55%, 06/01/26 (a)	150,000	150,656
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	275,000	292,583
0.90%, 02/15/26 (a)	200,000	196,760
McKesson Corp.
2.70%, 12/15/22 (a)	50,000	51,103
2.85%, 03/15/23 (a)	139,000	142,975
3.80%, 03/15/24 (a)	350,000	373,954
0.90%, 12/03/25 (a)	150,000	147,908
1.30%, 08/15/26 (a)	100,000	99,221
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	250,000	278,312
Medtronic, Inc.
3.50%, 03/15/25	580,000	629,439
Merck & Co., Inc.
2.80%, 05/18/23	300,000	311,856
2.90%, 03/07/24 (a)	470,000	495,432
2.75%, 02/10/25 (a)	470,000	497,612
0.75%, 02/24/26 (a)	350,000	345,562
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	500,000	534,760
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	177,595
3.63%, 02/13/26 (a)	300,000	328,926
Mylan, Inc.
4.20%, 11/29/23 (a)	250,000	266,220
Novartis Capital Corp.
3.40%, 05/06/24	775,000	831,451
1.75%, 02/14/25 (a)	35,000	35,989
3.00%, 11/20/25 (a)	600,000	645,402
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	151,563
PepsiCo, Inc.
2.75%, 03/01/23	425,000	440,100
0.75%, 05/01/23	250,000	252,025
0.40%, 10/07/23	250,000	250,490
3.60%, 03/01/24 (a)	250,000	266,715
2.25%, 03/19/25 (a)	325,000	339,264
2.75%, 04/30/25 (a)	325,000	345,296
3.50%, 07/17/25 (a)	100,000	108,956
2.85%, 02/24/26 (a)	525,000	563,514
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	150,008

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
3.00%, 06/15/23	50,000	52,254
3.20%, 09/15/23 (a)	400,000	421,204
2.95%, 03/15/24 (a)	200,000	211,282
3.40%, 05/15/24	425,000	456,140
0.80%, 05/28/25 (a)	200,000	199,402
2.75%, 06/03/26	425,000	457,776
Philip Morris International, Inc.
2.50%, 11/02/22 (a)	325,000	332,121
1.13%, 05/01/23	150,000	151,934
2.13%, 05/10/23 (a)	390,000	399,844
3.60%, 11/15/23	150,000	159,947
2.88%, 05/01/24 (a)	290,000	305,953
3.25%, 11/10/24	180,000	193,428
1.50%, 05/01/25 (a)	175,000	177,597
3.38%, 08/11/25 (a)	300,000	324,318
2.75%, 02/25/26 (a)	200,000	212,300
0.88%, 05/01/26 (a)	150,000	147,348
Procter & Gamble Co.
3.10%, 08/15/23	300,000	315,693
0.55%, 10/29/25	225,000	221,812
2.70%, 02/02/26	100,000	107,067
1.00%, 04/23/26	500,000	500,550
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	175,000	188,543
3.50%, 03/30/25 (a)	275,000	296,112
Reynolds American, Inc.
4.85%, 09/15/23	230,000	249,044
4.45%, 06/12/25 (a)	650,000	716,852
Royalty Pharma PLC
0.75%, 09/02/23	325,000	326,046
1.20%, 09/02/25 (a)	250,000	248,340
Sanofi
3.38%, 06/19/23 (a)	175,000	183,778
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	675,000	703,816
3.20%, 09/23/26 (a)	700,000	756,280
SSM Health Care Corp.
3.69%, 06/01/23 (a)	190,000	198,575
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,020
3.38%, 05/15/24 (a)	150,000	159,711
1.15%, 06/15/25 (a)	200,000	201,690
3.38%, 11/01/25 (a)	250,000	270,855
3.50%, 03/15/26 (a)	300,000	327,462
Sutter Health
1.32%, 08/15/25 (a)	150,000	150,563
Sysco Corp.
3.55%, 03/15/25 (a)	150,000	162,254
5.65%, 04/01/25 (a)	100,000	115,022
3.75%, 10/01/25 (a)	125,000	136,739
3.30%, 07/15/26 (a)	400,000	432,392
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	431,116
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	200,000	220,250
3.65%, 12/15/25 (a)	250,000	272,775
2.95%, 09/19/26 (a)	350,000	376,414
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	106,499
3.95%, 08/15/24 (a)	375,000	405,255
4.00%, 03/01/26 (a)	350,000	389,322
Unilever Capital Corp.
3.13%, 03/22/23 (a)	200,000	207,976
0.38%, 09/14/23	200,000	200,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 03/07/24 (a)	250,000	265,637
2.60%, 05/05/24 (a)	150,000	157,419
3.38%, 03/22/25 (a)	200,000	216,052
3.10%, 07/30/25	100,000	107,896
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(d)	250,000	248,623
UPMC
3.60%, 04/03/25	185,000	199,600
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	600,000	661,086
Viatris, Inc.
1.65%, 06/22/25 (a)(d)	250,000	252,710
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,769
3.70%, 05/01/25	200,000	217,080
Wyeth LLC
6.45%, 02/01/24	250,000	283,655
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	75,000	78,269
3.55%, 04/01/25 (a)	700,000	752,759
Zoetis, Inc.
3.25%, 02/01/23 (a)	525,000	541,180
4.50%, 11/13/25 (a)	100,000	112,579
		78,428,534
Energy 7.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	360,000	369,835
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	35,986
4.95%, 12/15/24 (a)	250,000	277,055
5.95%, 06/01/26 (a)	100,000	117,148
BP Capital Markets America, Inc.
2.94%, 04/06/23	150,000	155,654
2.75%, 05/10/23	365,000	378,874
3.22%, 11/28/23 (a)	275,000	290,004
3.79%, 02/06/24 (a)	440,000	471,090
3.22%, 04/14/24 (a)	175,000	185,684
3.19%, 04/06/25 (a)	305,000	326,390
3.80%, 09/21/25 (a)	300,000	329,973
3.41%, 02/11/26 (a)	250,000	272,650
3.12%, 05/04/26 (a)	300,000	324,339
BP Capital Markets PLC
2.50%, 11/06/22	200,000	204,884
2.75%, 05/10/23	150,000	155,639
3.99%, 09/26/23	200,000	214,088
3.81%, 02/10/24	300,000	322,140
3.54%, 11/04/24	175,000	189,275
3.51%, 03/17/25	250,000	270,922
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	257,313
3.80%, 04/15/24 (a)	150,000	159,794
3.90%, 02/01/25 (a)	200,000	216,360
2.05%, 07/15/25 (a)	200,000	204,960
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	250,000	283,395
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	500,000	565,150
5.88%, 03/31/25 (a)	400,000	451,956
Chevron Corp.
2.36%, 12/05/22 (a)	400,000	407,780
1.14%, 05/11/23	300,000	304,134
2.57%, 05/16/23 (a)	300,000	309,669
3.19%, 06/24/23 (a)	550,000	573,358
2.90%, 03/03/24 (a)	350,000	369,110

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.55%, 05/11/25 (a)	450,000	460,341
3.33%, 11/17/25 (a)	450,000	489,636
2.95%, 05/16/26 (a)	775,000	835,295
Chevron USA, Inc.
0.43%, 08/11/23	100,000	100,243
3.90%, 11/15/24 (a)	295,000	322,405
0.69%, 08/12/25 (a)	200,000	197,944
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	26,966
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	350,000	388,804
ConocoPhillips Co.
4.95%, 03/15/26 (a)	500,000	575,060
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	100,000	110,703
5.85%, 12/15/25 (a)	225,000	260,505
Diamondback Energy, Inc.
0.90%, 03/24/23 (a)	200,000	200,008
2.88%, 12/01/24 (a)	335,000	351,579
4.75%, 05/31/25 (a)	175,000	195,445
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	210,662
2.50%, 11/15/24 (a)	120,000	125,638
3.60%, 12/15/24 (a)	111,000	119,436
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	106,220
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	87,434
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	211,768
3.50%, 06/10/24 (a)	400,000	426,460
2.50%, 01/15/25 (a)	25,000	26,050
Energy Transfer Operating LP
3.60%, 02/01/23 (a)	125,000	128,861
4.25%, 03/15/23 (a)	250,000	260,580
4.20%, 09/15/23 (a)	250,000	265,492
5.88%, 01/15/24 (a)	250,000	274,537
4.90%, 02/01/24 (a)	270,000	290,982
4.50%, 04/15/24 (a)	220,000	238,132
4.05%, 03/15/25 (a)	225,000	242,921
2.90%, 05/15/25 (a)	350,000	367,286
4.75%, 01/15/26 (a)	250,000	279,435
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	103,234
4.50%, 11/01/23 (a)	250,000	266,275
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	414,364
3.90%, 02/15/24 (a)	225,000	240,239
3.75%, 02/15/25 (a)	385,000	417,671
3.70%, 02/15/26 (a)	200,000	219,760
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	513,715
3.15%, 04/01/25 (a)	150,000	160,247
4.15%, 01/15/26 (a)	100,000	111,637
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	390,000	401,879
1.57%, 04/15/23	850,000	866,541
3.18%, 03/15/24 (a)	340,000	360,097
2.02%, 08/16/24 (a)	405,000	421,115
2.71%, 03/06/25 (a)	400,000	422,260
2.99%, 03/19/25 (a)	730,000	778,844
3.04%, 03/01/26 (a)	700,000	755,587
2.28%, 08/16/26 (a)	200,000	210,264
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Halliburton Co.
3.50%, 08/01/23 (a)	160,000	167,619
3.80%, 11/15/25 (a)	300,000	328,683
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	150,000	167,057
Hess Corp.
3.50%, 07/15/24 (a)	125,000	132,233
HollyFrontier Corp.
2.63%, 10/01/23	175,000	180,801
5.88%, 04/01/26 (a)	275,000	315,708
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	400,000	413,556
3.50%, 09/01/23 (a)	200,000	209,716
4.15%, 02/01/24 (a)	350,000	374,377
4.30%, 05/01/24 (a)	275,000	296,915
4.25%, 09/01/24 (a)	50,000	54,402
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	250,000	258,185
4.30%, 06/01/25 (a)	350,000	386,694
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	250,000	285,350
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	211,406
4.75%, 12/15/23 (a)	345,000	372,890
3.63%, 09/15/24 (a)	225,000	241,470
4.70%, 05/01/25 (a)	250,000	279,177
MPLX LP
3.50%, 12/01/22 (a)	200,000	206,346
3.38%, 03/15/23 (a)	195,000	202,428
4.50%, 07/15/23 (a)	310,000	328,212
4.88%, 12/01/24 (a)	375,000	415,485
4.00%, 02/15/25 (a)	20,000	21,701
4.88%, 06/01/25 (a)	500,000	558,270
1.75%, 03/01/26 (a)	300,000	301,908
National Fuel Gas Co.
3.75%, 03/01/23 (a)	50,000	51,772
5.20%, 07/15/25 (a)	350,000	390,124
5.50%, 01/15/26 (a)	50,000	57,664
ONEOK Partners LP
3.38%, 10/01/22 (a)	300,000	306,336
5.00%, 09/15/23 (a)	150,000	160,683
4.90%, 03/15/25 (a)	150,000	166,544
ONEOK, Inc.
7.50%, 09/01/23 (a)	15,000	16,684
2.75%, 09/01/24 (a)	145,000	152,048
2.20%, 09/15/25 (a)	100,000	102,566
5.85%, 01/15/26 (a)	170,000	199,689
Phillips 66
3.70%, 04/06/23	150,000	157,148
3.85%, 04/09/25 (a)	475,000	517,926
1.30%, 02/15/26 (a)	50,000	49,777
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	120,000	124,618
3.61%, 02/15/25 (a)	170,000	181,937
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	250,000	249,748
1.13%, 01/15/26 (a)	200,000	197,650
4.45%, 01/15/26 (a)	300,000	334,938
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	90,000	92,022
3.85%, 10/15/23 (a)	255,000	268,288
3.60%, 11/01/24 (a)	180,000	191,893
4.65%, 10/15/25 (a)	300,000	332,616

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	300,000	318,882
5.75%, 05/15/24 (a)	600,000	668,172
5.63%, 03/01/25 (a)	600,000	681,060
5.88%, 06/30/26 (a)	400,000	470,548
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	151,682
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	440,000	466,633
Shell International Finance BV
2.25%, 01/06/23	250,000	256,245
3.40%, 08/12/23	260,000	274,716
0.38%, 09/15/23	300,000	300,420
3.50%, 11/13/23 (a)	350,000	372,106
2.00%, 11/07/24 (a)	300,000	311,736
2.38%, 04/06/25 (a)	435,000	455,084
3.25%, 05/11/25	750,000	810,645
2.88%, 05/10/26	500,000	538,965
2.50%, 09/12/26	200,000	212,156
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	325,998
3.50%, 03/15/25 (a)	125,000	134,100
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	155,322
3.10%, 05/15/25 (a)	300,000	319,449
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	100,000	102,813
4.25%, 04/01/24 (a)	90,000	96,294
5.95%, 12/01/25 (a)	250,000	290,032
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	350,000	364,962
TotalEnergies Capital International S.A.
2.70%, 01/25/23	150,000	154,680
3.70%, 01/15/24	420,000	449,900
3.75%, 04/10/24	350,000	377,328
2.43%, 01/10/25 (a)	250,000	261,208
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	350,000	369,946
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	300,000	374,439
Valero Energy Corp.
2.70%, 04/15/23	225,000	232,319
1.20%, 03/15/24	250,000	252,383
3.65%, 03/15/25	175,000	189,490
2.85%, 04/15/25 (a)	360,000	379,242
3.40%, 09/15/26 (a)	350,000	376,904
Williams Cos., Inc.
3.70%, 01/15/23 (a)	250,000	258,303
4.50%, 11/15/23 (a)	175,000	187,574
4.30%, 03/04/24 (a)	200,000	214,902
4.55%, 06/24/24 (a)	369,000	402,741
3.90%, 01/15/25 (a)	250,000	270,187
4.00%, 09/15/25 (a)	200,000	219,228
		47,897,220
Industrial Other 0.0%
Yale University
0.87%, 04/15/25 (a)	125,000	125,492
Technology 10.6%
Adobe, Inc.
1.70%, 02/01/23	215,000	219,091
1.90%, 02/01/25 (a)	70,000	72,302
3.25%, 02/01/25 (a)	350,000	375,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alphabet, Inc.
3.38%, 02/25/24	160,000	171,043
0.45%, 08/15/25 (a)	475,000	468,483
2.00%, 08/15/26 (a)	300,000	313,572
Analog Devices, Inc.
2.88%, 06/01/23 (a)	150,000	155,276
3.13%, 12/05/23 (a)	300,000	315,807
2.95%, 04/01/25 (a)	100,000	106,487
3.90%, 12/15/25 (a)	175,000	194,345
Apple Inc.
2.40%, 01/13/23 (a)	250,000	256,370
2.85%, 02/23/23 (a)	500,000	515,660
2.40%, 05/03/23	1,375,000	1,420,292
0.75%, 05/11/23	675,000	680,096
3.00%, 02/09/24 (a)	525,000	553,570
3.45%, 05/06/24	725,000	778,824
2.85%, 05/11/24 (a)	525,000	554,185
1.80%, 09/11/24 (a)	220,000	227,755
2.75%, 01/13/25 (a)	310,000	328,566
2.50%, 02/09/25	450,000	473,791
1.13%, 05/11/25 (a)	425,000	428,005
3.20%, 05/13/25	700,000	755,818
0.55%, 08/20/25 (a)	450,000	443,367
0.70%, 02/08/26 (a)	875,000	865,489
3.25%, 02/23/26 (a)	1,000,000	1,088,790
2.45%, 08/04/26 (a)	650,000	688,356
2.05%, 09/11/26 (a)	400,000	416,716
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	110,786
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	104,482
3.25%, 09/08/24 (a)	250,000	265,185
4.00%, 04/01/25 (a)	75,000	81,013
Autodesk, Inc.
4.38%, 06/15/25 (a)	125,000	138,281
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	300,000	326,979
Avnet, Inc.
4.88%, 12/01/22	300,000	314,163
4.63%, 04/15/26 (a)	150,000	167,307
Baidu, Inc.
3.50%, 11/28/22	200,000	206,180
3.88%, 09/29/23 (a)	300,000	316,887
4.38%, 05/14/24 (a)	450,000	487,395
4.13%, 06/30/25	200,000	218,390
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	265,000	281,141
3.13%, 01/15/25 (a)	215,000	227,863
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	162,036
4.70%, 04/15/25 (a)	550,000	612,342
3.15%, 11/15/25 (a)	330,000	352,658
4.25%, 04/15/26 (a)	200,000	222,748
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	163,578
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	250,000	276,167
4.13%, 05/01/25 (a)	200,000	207,614
CGI, Inc.
1.45%, 09/14/26 (a)(d)	175,000	173,294
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	250,000	258,658
3.63%, 03/04/24	280,000	301,168
3.50%, 06/15/25	200,000	218,666
2.95%, 02/28/26	200,000	216,408
2.50%, 09/20/26 (a)	300,000	320,247

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	175,000	172,095
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	1,040,000	1,116,294
4.00%, 07/15/24 (a)	475,000	514,149
5.85%, 07/15/25 (a)	225,000	261,765
6.02%, 06/15/26 (a)	1,200,000	1,431,948
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	249,770
Equifax, Inc.
3.30%, 12/15/22 (a)	70,000	71,894
3.95%, 06/15/23 (a)	150,000	158,261
2.60%, 12/01/24 (a)	225,000	236,228
2.60%, 12/15/25 (a)	150,000	157,430
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	151,975
1.25%, 07/15/25 (a)	150,000	149,618
1.00%, 09/15/25 (a)	350,000	345,709
1.45%, 05/15/26 (a)	250,000	249,395
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	200,120
0.60%, 03/01/24	200,000	199,822
1.15%, 03/01/26 (a)	400,000	396,684
Fiserv, Inc.
3.50%, 10/01/22 (a)	400,000	409,368
3.80%, 10/01/23 (a)	345,000	366,838
2.75%, 07/01/24 (a)	500,000	526,650
3.85%, 06/01/25 (a)	50,000	54,579
3.20%, 07/01/26 (a)	700,000	756,203
Flex Ltd.
5.00%, 02/15/23	15,000	15,874
4.75%, 06/15/25 (a)	100,000	111,104
3.75%, 02/01/26 (a)	200,000	217,762
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	197,142
Genpact Luxembourg Sarl
1.75%, 04/10/26 (a)(e)(f)	150,000	150,900
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	209,034
4.00%, 06/01/23 (a)	325,000	342,816
2.65%, 02/15/25 (a)	150,000	156,810
1.20%, 03/01/26 (a)	400,000	396,088
4.80%, 04/01/26 (a)	150,000	170,259
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	315,000	325,707
2.25%, 04/01/23 (a)	400,000	409,876
4.45%, 10/02/23 (a)	425,000	455,400
1.45%, 04/01/24 (a)	400,000	406,484
4.65%, 10/01/24 (a)	335,000	370,172
4.90%, 10/15/25 (a)	475,000	537,738
1.75%, 04/01/26 (a)	200,000	203,030
HP, Inc.
2.20%, 06/17/25 (a)	600,000	619,728
IHS Markit Ltd.
4.13%, 08/01/23 (a)	50,000	53,030
3.63%, 05/01/24 (a)	75,000	79,853
Intel Corp.
2.70%, 12/15/22	300,000	308,655
2.88%, 05/11/24 (a)	425,000	449,629
3.40%, 03/25/25 (a)	350,000	378,364
3.70%, 07/29/25 (a)	1,000,000	1,095,280
2.60%, 05/19/26 (a)	150,000	159,945
International Business Machines Corp.
2.88%, 11/09/22	200,000	205,710
3.38%, 08/01/23	390,000	411,290
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 02/12/24	700,000	749,413
3.00%, 05/15/24	550,000	583,638
7.00%, 10/30/25	425,000	523,910
3.45%, 02/19/26	600,000	657,660
3.30%, 05/15/26	500,000	545,640
Intuit, Inc.
0.65%, 07/15/23	200,000	200,972
0.95%, 07/15/25 (a)	150,000	149,828
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	200,542
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	149,238
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	150,000	165,906
KLA Corp.
4.65%, 11/01/24 (a)	400,000	441,636
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	70,838
3.75%, 03/15/26 (a)	300,000	332,910
Leidos, Inc.
2.95%, 05/15/23 (a)	200,000	207,100
3.63%, 05/15/25 (a)	160,000	172,811
Marvell Technology, Inc.
4.20%, 06/22/23 (a)(d)	150,000	158,316
1.65%, 04/15/26 (a)(d)	200,000	200,506
Mastercard, Inc.
3.38%, 04/01/24	275,000	294,143
2.00%, 03/03/25 (a)	250,000	259,670
Maxim Integrated Products, Inc.
3.38%, 03/15/23 (a)	175,000	181,069
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	295,000	311,889
2.67%, 09/01/23	300,000	311,184
Micron Technology, Inc.
2.50%, 04/24/23	400,000	411,928
4.64%, 02/06/24 (a)	225,000	244,179
4.98%, 02/06/26 (a)	150,000	171,728
Microsoft Corp.
2.65%, 11/03/22 (a)	495,000	505,796
2.38%, 05/01/23 (a)	400,000	411,496
2.00%, 08/08/23 (a)	495,000	509,682
3.63%, 12/15/23 (a)	425,000	452,489
2.88%, 02/06/24 (a)	820,000	862,763
2.70%, 02/12/25 (a)	515,000	546,070
3.13%, 11/03/25 (a)	800,000	867,072
2.40%, 08/08/26 (a)	1,200,000	1,275,372
Moody's Corp.
2.63%, 01/15/23 (a)	200,000	205,538
4.88%, 02/15/24 (a)	200,000	217,852
3.75%, 03/24/25 (a)	100,000	108,758
Motorola Solutions, Inc.
4.00%, 09/01/24	150,000	163,430
NetApp, Inc.
3.30%, 09/29/24 (a)	190,000	202,757
1.88%, 06/22/25 (a)	100,000	102,507
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	250,000
0.58%, 06/14/24 (a)	200,000	200,324
3.20%, 09/16/26 (a)	400,000	438,248
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(d)	325,000	354,617
5.35%, 03/01/26 (a)(d)	200,000	231,124
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(d)	125,000	130,735
3.88%, 06/18/26 (a)(d)	200,000	220,508

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oracle Corp.
2.50%, 10/15/22	625,000	639,244
2.63%, 02/15/23 (a)	425,000	437,469
3.63%, 07/15/23	350,000	369,974
2.40%, 09/15/23 (a)	850,000	879,571
3.40%, 07/08/24 (a)	525,000	560,668
2.95%, 11/15/24 (a)	400,000	424,616
2.50%, 04/01/25 (a)	1,310,000	1,371,216
2.95%, 05/15/25 (a)	750,000	795,682
1.65%, 03/25/26 (a)	750,000	760,815
2.65%, 07/15/26 (a)	700,000	738,304
PayPal Holdings, Inc.
1.35%, 06/01/23	175,000	177,910
2.40%, 10/01/24 (a)	450,000	472,981
1.65%, 06/01/25 (a)	225,000	230,794
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	400,000	411,240
2.90%, 05/20/24 (a)	150,000	158,681
3.45%, 05/20/25 (a)	350,000	379,494
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	260,518
S&P Global, Inc.
4.00%, 06/15/25 (a)	225,000	247,658
salesforce.com, Inc.
3.25%, 04/11/23 (a)	375,000	391,114
0.63%, 07/15/24 (a)	100,000	100,206
Skyworks Solutions, Inc.
0.90%, 06/01/23 (a)	200,000	200,406
1.80%, 06/01/26 (a)	175,000	177,230
SYNNEX Corp.
1.25%, 08/09/24 (a)(d)	200,000	200,240
1.75%, 08/09/26 (a)(d)	200,000	198,088
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	195,948
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,653
2.63%, 05/15/24 (a)	125,000	131,144
1.38%, 03/12/25 (a)	275,000	279,790
1.13%, 09/15/26 (a)	150,000	149,925
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	135,000	144,454
3.35%, 05/15/26 (a)	250,000	270,195
Trimble, Inc.
4.15%, 06/15/23 (a)	125,000	131,801
4.75%, 12/01/24 (a)	120,000	132,815
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	175,000	190,715
VeriSign, Inc.
5.25%, 04/01/25 (a)	200,000	225,426
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	325,000	357,929
Visa, Inc.
2.80%, 12/14/22 (a)	550,000	564,575
3.15%, 12/14/25 (a)	1,175,000	1,275,098
VMware, Inc.
0.60%, 08/15/23	300,000	300,405
4.50%, 05/15/25 (a)	100,000	111,511
1.40%, 08/15/26 (a)	500,000	497,930
Western Union Co.
4.25%, 06/09/23 (a)	30,000	31,716
2.85%, 01/10/25 (a)	250,000	262,308
1.35%, 03/15/26 (a)	225,000	221,992
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xilinx, Inc.
2.95%, 06/01/24 (a)	300,000	316,236
		68,569,320
Transportation 1.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	114,401
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	165,000	170,318
3.85%, 09/01/23 (a)	425,000	449,833
3.75%, 04/01/24 (a)	302,000	323,448
3.00%, 04/01/25 (a)	100,000	106,646
3.65%, 09/01/25 (a)	50,000	54,755
7.00%, 12/15/25	50,000	61,813
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	158,817
2.75%, 03/01/26 (a)	225,000	239,348
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	50,000	52,342
2.90%, 02/01/25 (a)	240,000	253,562
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	163,687	173,360
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/24	234,531	246,393
CSX Corp.
3.40%, 08/01/24 (a)	75,000	80,571
3.35%, 11/01/25 (a)	200,000	216,256
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	150,000	158,431
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	271,372
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(d)	125,000	124,225
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	221,278
Kansas City Southern
3.00%, 05/15/23 (a)	175,000	181,345
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	250,000	257,050
3.85%, 01/15/24 (a)	25,000	26,608
3.65%, 08/01/25 (a)	150,000	163,272
Ryder System, Inc.
3.40%, 03/01/23 (a)	150,000	155,853
3.75%, 06/09/23 (a)	115,000	121,277
3.88%, 12/01/23 (a)	100,000	106,783
2.50%, 09/01/24 (a)	245,000	256,172
4.63%, 06/01/25 (a)	100,000	111,643
3.35%, 09/01/25 (a)	190,000	204,501
Southwest Airlines Co.
2.75%, 11/16/22 (a)	250,000	255,980
4.75%, 05/04/23	250,000	266,212
5.25%, 05/04/25 (a)	430,000	486,850
Union Pacific Corp.
2.95%, 01/15/23 (a)	25,000	25,666
2.75%, 04/15/23 (a)	100,000	103,018
3.50%, 06/08/23 (a)	225,000	236,187
3.65%, 02/15/24 (a)	240,000	255,070
3.15%, 03/01/24 (a)	170,000	180,079
3.25%, 01/15/25 (a)	15,000	16,038
3.75%, 07/15/25 (a)	175,000	191,872
3.25%, 08/15/25 (a)	275,000	296,227
2.75%, 03/01/26 (a)	150,000	159,678
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	130,592	140,575

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	186,850	197,794
United Parcel Service, Inc.
2.45%, 10/01/22	120,000	122,617
2.50%, 04/01/23 (a)	150,000	154,703
2.20%, 09/01/24 (a)	200,000	208,814
3.90%, 04/01/25 (a)	450,000	492,777
		8,851,830
		328,794,546

Utility 5.0%
Electric 4.4%
AES Corp.
1.38%, 01/15/26 (a)	375,000	369,442
Alabama Power Co.
3.55%, 12/01/23	20,000	21,327
Ameren Corp.
2.50%, 09/15/24 (a)	125,000	130,643
3.65%, 02/15/26 (a)	100,000	108,744
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	26,737
American Electric Power Co., Inc.
2.95%, 12/15/22 (a)	75,000	76,761
0.75%, 11/01/23 (a)	200,000	200,016
1.00%, 11/01/25 (a)	250,000	247,227
Appalachian Power Co.
3.40%, 06/01/25 (a)	150,000	160,823
Arizona Public Service Co.
3.15%, 05/15/25 (a)	125,000	133,573
Avangrid, Inc.
3.15%, 12/01/24 (a)	310,000	330,475
3.20%, 04/15/25 (a)	125,000	133,215
Baltimore Gas and Electric Co.
3.35%, 07/01/23 (a)	175,000	182,488
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	150,000	154,425
3.75%, 11/15/23 (a)	50,000	53,051
3.50%, 02/01/25 (a)	30,000	32,238
4.05%, 04/15/25 (a)	200,000	219,988
Black Hills Corp.
4.25%, 11/30/23 (a)	165,000	176,441
3.95%, 01/15/26 (a)	100,000	109,217
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	105,161
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	150,000	156,759
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	218,232
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	106,938
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	100,000	98,867
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	200,012
Consumers Energy Co.
0.35%, 06/01/23 (a)	100,000	99,926
3.38%, 08/15/23 (a)	13,000	13,621
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	325,000	343,840
Dominion Energy, Inc.
3.07%, 08/15/24	300,000	317,331
3.30%, 03/15/25 (a)	150,000	160,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 10/01/25 (a)	275,000	300,850
1.45%, 04/15/26 (a)	300,000	301,512
2.85%, 08/15/26 (a)	100,000	106,263
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	53,700
DTE Energy Co.
0.55%, 11/01/22	250,000	250,535
2.25%, 11/01/22	100,000	101,992
2.53%, 10/01/24	150,000	156,734
1.05%, 06/01/25 (a)	450,000	446,629
Duke Energy Carolinas LLC
2.50%, 03/15/23 (a)	150,000	154,200
3.05%, 03/15/23 (a)	123,000	127,637
Duke Energy Corp.
3.95%, 10/15/23 (a)	125,000	132,710
3.75%, 04/15/24 (a)	175,000	186,870
0.90%, 09/15/25 (a)	200,000	198,274
2.65%, 09/01/26 (a)	400,000	422,372
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	105,627
Duke Energy Progress LLC
3.38%, 09/01/23 (a)	100,000	105,353
3.25%, 08/15/25 (a)	250,000	270,010
Edison International
3.13%, 11/15/22 (a)	150,000	153,716
2.95%, 03/15/23 (a)	25,000	25,729
3.55%, 11/15/24 (a)	150,000	159,068
4.95%, 04/15/25 (a)	140,000	154,458
Emera US Finance LP
3.55%, 06/15/26 (a)	300,000	324,615
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	150,000	160,208
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	142,000	152,083
Entergy Corp.
0.90%, 09/15/25 (a)	350,000	343,892
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	200,000	227,454
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	105,830
0.62%, 11/17/23 (a)	200,000	200,042
0.95%, 10/01/24 (a)	100,000	100,045
5.40%, 11/01/24	150,000	170,429
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	200,000	217,670
Evergy, Inc.
2.45%, 09/15/24 (a)	300,000	313,332
Eversource Energy
3.80%, 12/01/23 (a)	250,000	266,410
2.90%, 10/01/24 (a)	75,000	79,242
3.15%, 01/15/25 (a)	125,000	132,729
0.80%, 08/15/25 (a)	50,000	49,201
1.40%, 08/15/26 (a)	100,000	99,756
Exelon Corp.
3.95%, 06/15/25 (a)	300,000	327,036
3.40%, 04/15/26 (a)	400,000	433,544
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	250,000	266,660
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	25,715
3.25%, 06/01/24 (a)	180,000	190,431
2.85%, 04/01/25 (a)	250,000	265,412
3.13%, 12/01/25 (a)	200,000	215,092

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgia Power Co.
2.10%, 07/30/23	290,000	298,790
2.20%, 09/15/24 (a)	250,000	259,902
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	150,000	160,277
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,678
ITC Holdings Corp.
2.70%, 11/15/22 (a)	250,000	255,857
3.65%, 06/15/24 (a)	75,000	80,000
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	250,000	269,695
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	200,000	215,342
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	175,000	184,677
2.95%, 02/07/24 (a)	300,000	315,228
0.35%, 02/08/24	100,000	99,422
2.85%, 01/27/25 (a)	50,000	52,869
3.25%, 11/01/25 (a)	100,000	107,883
4.75%, 04/30/43 (a)(b)	200,000	208,938
5.25%, 04/20/46 (a)(b)	100,000	110,046
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/22	50,000	50,793
2.80%, 01/15/23 (a)	190,000	195,491
0.65%, 03/01/23	550,000	552,101
3.15%, 04/01/24 (a)	340,000	359,632
2.75%, 05/01/25 (a)	375,000	395,797
3.25%, 04/01/26 (a)	100,000	107,557
Northern States Power Co.
2.60%, 05/15/23 (a)	225,000	230,663
NSTAR Electric Co.
2.38%, 10/15/22 (a)	50,000	50,808
OGE Energy Corp.
0.70%, 05/26/23 (a)	200,000	200,066
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	50,000	50,008
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	150,000	158,153
2.95%, 04/01/25 (a)	50,000	53,087
0.55%, 10/01/25 (a)	250,000	243,905
Pacific Gas and Electric Co.
1.37%, 03/10/23 (a)	250,000	249,242
3.25%, 06/15/23 (a)	150,000	154,059
4.25%, 08/01/23 (a)	225,000	235,296
3.85%, 11/15/23 (a)	250,000	260,190
3.75%, 02/15/24 (a)	150,000	156,321
3.40%, 08/15/24 (a)	150,000	155,639
3.50%, 06/15/25 (a)	100,000	104,309
3.45%, 07/01/25	200,000	208,930
3.15%, 01/01/26	600,000	620,406
2.95%, 03/01/26 (a)	200,000	205,520
PacifiCorp
2.95%, 06/01/23 (a)	200,000	207,250
3.60%, 04/01/24 (a)	50,000	53,317
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	149,963
PSEG Power LLC
3.85%, 06/01/23 (a)	50,000	52,688
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	300,000	315,834
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	255,947
2.88%, 06/15/24 (a)	200,000	210,578
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.80%, 08/15/25 (a)	150,000	147,486
0.95%, 03/15/26 (a)	300,000	298,350
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	214,236
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	158,001
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	300,000	316,911
Southern California Edison Co.
3.40%, 06/01/23 (a)	350,000	365,543
0.70%, 08/01/23	250,000	250,200
3.50%, 10/01/23 (a)	25,000	26,266
3.70%, 08/01/25 (a)	200,000	217,458
1.20%, 02/01/26 (a)	300,000	298,017
Southern Co.
2.95%, 07/01/23 (a)	350,000	363,541
0.60%, 02/26/24 (a)	100,000	99,831
3.25%, 07/01/26 (a)	500,000	538,515
4.00%, 01/15/51 (a)(b)	325,000	344,162
3.75%, 09/15/51 (a)(b)	300,000	308,088
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	166,332
0.90%, 01/15/26 (a)	250,000	245,347
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	100,000	100,984
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	56,396
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	100,000	106,247
Union Electric Co.
3.50%, 04/15/24 (a)	100,000	106,358
Virginia Electric and Power Co.
3.45%, 09/01/22 (a)	100,000	102,059
2.75%, 03/15/23 (a)	250,000	257,267
3.10%, 05/15/25 (a)	100,000	106,480
3.15%, 01/15/26 (a)	250,000	269,415
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	250,010
0.80%, 03/15/24 (a)	150,000	150,428
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	225,000	234,076
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	125,190
3.30%, 06/01/25 (a)	250,000	267,032
		28,632,572
Natural Gas 0.5%
AGL Capital Corp.
3.25%, 06/15/26 (a)	75,000	80,811
Atmos Energy Corp.
0.63%, 03/09/23 (a)	350,000	350,017
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	200,000	200,012
3.55%, 04/01/23 (a)	220,000	229,447
NiSource, Inc.
0.95%, 08/15/25 (a)	400,000	395,408
ONE Gas, Inc.
0.85%, 03/11/23 (a)	325,000	325,068
3.61%, 02/01/24 (a)	75,000	79,261
1.10%, 03/11/24 (a)	150,000	150,021
Sempra Energy
2.88%, 10/01/22 (a)	150,000	152,682
2.90%, 02/01/23 (a)	100,000	102,970
4.05%, 12/01/23 (a)	175,000	186,436

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 06/15/24 (a)	300,000	319,422
3.75%, 11/15/25 (a)	150,000	163,296
Southern California Gas Co.
3.15%, 09/15/24 (a)	150,000	159,816
3.20%, 06/15/25 (a)	200,000	213,686
2.60%, 06/15/26 (a)	100,000	105,783
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	88,011
		3,302,147
Utility Other 0.1%
American Water Capital Corp.
3.85%, 03/01/24 (a)	35,000	37,483
3.40%, 03/01/25 (a)	235,000	253,199
		290,682
		32,225,401
Total Corporates (Cost $642,248,066)		643,221,786

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (g)	5,352,474	5,352,474
Total Short-Term Investments (Cost $5,352,474)		5,352,474
Total Investments in Securities (Cost $647,600,540)		648,574,260

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Note (CBOT), expires 12/31/21	10	1,227,422	(170)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,899,116 or 0.6% of net assets.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Variable-rate security.
(g)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/21	FACE AMOUNT ($) AT 9/30/21	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
TD Ameritrade Holding Corp.
2.95%, 04/01/22	$—	$102,266	($102,047)	$73	$—	($292)	$—	—	$320
3.75%, 04/01/24	32,953	81,422	(117,713)	5,971	(1,541)	(1,092)	—	—	1,772
3.63%, 04/01/25	55,746	—	(54,259)	1,425	(2,301)	(611)	—	—	1,324
The Charles Schwab Corp.
2.65%, 01/25/23	26,200	130,659	—	—	(342)	(2,206)	154,311	150,000	2,749
3.55%, 02/01/24	10,916	135,213	—	—	(389)	(1,664)	144,076	135,000	2,012
0.75%, 03/18/24	—	402,603	—	—	(251)	(360)	401,992	400,000	1,172
3.75%, 04/01/24	—	117,608	(53,597)	(2,341)	(2,674)	(31)	58,965	55,000	77
4.20%, 03/24/25	—	169,632	—	—	(1,168)	(2,651)	165,813	150,000	3,343
3.63%, 04/01/25	—	54,209	—	—	(36)	(22)	54,151	50,000	35
3.85%, 05/21/25	—	222,765	—	—	(939)	(2,666)	219,160	200,000	3,577
3.45%, 02/13/26	—	33,084	—	—	86	(351)	32,819	30,000	561
0.90%, 03/11/26	—	298,510	—	—	(1,223)	88	297,375	300,000	702
1.15%, 05/13/26	—	250,905	—	—	(315)	(60)	250,530	250,000	942
Total	$125,815	$1,998,876	($327,616)	$5,128	($11,093)	($11,918)	$1,779,192		$18,586

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$643,221,786	$—	$643,221,786
Short-Term Investments[1]	5,352,474	—	—	5,352,474
Liabilities
Futures Contracts[2]	(170)	—	—	(170)
Total	$5,352,304	$643,221,786	$—	$648,574,090

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.7% OF NET ASSETS

Financial Institutions 34.3%
Banking 22.0%
American Express Credit Corp.
3.30%, 05/03/27 (a)	325,000	360,048
Banco Santander S.A.
4.25%, 04/11/27	200,000	224,886
3.80%, 02/23/28	200,000	219,772
4.38%, 04/12/28	200,000	227,050
3.31%, 06/27/29	200,000	216,430
3.49%, 05/28/30	200,000	214,812
2.75%, 12/03/30	200,000	198,890
2.96%, 03/25/31	200,000	205,746
Bank of America Corp.
4.25%, 10/22/26	450,000	506,961
3.25%, 10/21/27 (a)	450,000	486,022
4.18%, 11/25/27 (a)	475,000	529,763
3.82%, 01/20/28 (a)(b)	400,000	441,924
3.71%, 04/24/28 (a)(b)	325,000	357,289
3.59%, 07/21/28 (a)(b)	350,000	384,051
3.42%, 12/20/28 (a)(b)(c)	1,000,000	1,085,280
3.97%, 03/05/29 (a)(b)	425,000	473,165
2.09%, 06/14/29 (a)(b)	400,000	399,732
4.27%, 07/23/29 (a)(b)	450,000	510,633
3.97%, 02/07/30 (a)(b)	655,000	734,753
3.19%, 07/23/30 (a)(b)	420,000	447,787
2.88%, 10/22/30 (a)(b)	375,000	391,695
2.50%, 02/13/31 (a)(b)	575,000	582,360
2.59%, 04/29/31 (a)(b)	600,000	612,474
1.90%, 07/23/31 (a)(b)	400,000	385,380
1.92%, 10/24/31 (a)(b)	450,000	433,764
2.65%, 03/11/32 (a)(b)	300,000	305,772
2.69%, 04/22/32 (a)(b)	850,000	868,300
2.30%, 07/21/32 (a)(b)	700,000	690,340
2.48%, 09/21/36 (a)(b)	100,000	97,961
Bank of Montreal
3.80%, 12/15/32 (a)(b)	225,000	246,470
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	200,000	218,568
3.40%, 01/29/28 (a)	50,000	55,044
3.44%, 02/07/28 (a)(b)	250,000	275,260
3.85%, 04/28/28	150,000	170,910
3.00%, 10/30/28 (a)	100,000	108,352
3.30%, 08/23/29 (a)	175,000	192,012
1.65%, 01/28/31 (a)	100,000	97,697
1.80%, 07/28/31 (a)	100,000	97,845
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
2.15%, 08/01/31	125,000	124,151
BankUnited, Inc.
5.13%, 06/11/30 (a)	50,000	57,785
Barclays PLC
4.34%, 01/10/28 (a)	200,000	223,860
4.84%, 05/09/28 (a)	400,000	452,952
4.97%, 05/16/29 (a)(b)	400,000	465,740
5.09%, 06/20/30 (a)(b)	200,000	231,384
2.67%, 03/10/32 (a)(b)	250,000	250,860
3.56%, 09/23/35 (a)(b)	200,000	207,428
Capital One Financial Corp.
3.75%, 03/09/27 (a)	150,000	166,259
3.65%, 05/11/27 (a)	150,000	166,070
3.80%, 01/31/28 (a)	250,000	278,217
2.36%, 07/29/32 (a)(b)	250,000	244,528
Citigroup, Inc.
3.20%, 10/21/26 (a)	450,000	485,397
4.30%, 11/20/26	200,000	224,954
4.45%, 09/29/27	700,000	796,579
3.89%, 01/10/28 (a)(b)	450,000	497,655
6.63%, 01/15/28	75,000	95,903
3.67%, 07/24/28 (a)(b)	445,000	489,607
4.13%, 07/25/28	245,000	273,795
3.52%, 10/27/28 (a)(b)	355,000	386,368
4.08%, 04/23/29 (a)(b)	400,000	448,548
3.98%, 03/20/30 (a)(b)	525,000	590,599
2.98%, 11/05/30 (a)(b)	350,000	368,329
2.67%, 01/29/31 (a)(b)	375,000	384,967
4.41%, 03/31/31 (a)(b)	650,000	750,711
2.57%, 06/03/31 (a)(b)	625,000	637,381
2.56%, 05/01/32 (a)(b)	500,000	505,925
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	50,000	50,889
3.25%, 04/30/30 (a)	150,000	160,863
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	114,443
Deutsche Bank AG
3.55%, 09/18/31 (a)(b)	325,000	347,389
3.04%, 05/28/32 (a)(b)	200,000	204,134
Discover Bank
4.65%, 09/13/28 (a)	125,000	145,190
2.70%, 02/06/30 (a)	250,000	259,718
Fifth Third Bancorp
2.55%, 05/05/27 (a)	200,000	210,498
3.95%, 03/14/28 (a)	150,000	170,904
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	495,000	535,699
5.95%, 01/15/27	150,000	180,773

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 01/26/27 (a)	415,000	455,956
3.69%, 06/05/28 (a)(b)	425,000	467,823
3.81%, 04/23/29 (a)(b)	440,000	486,878
4.22%, 05/01/29 (a)(b)	575,000	650,658
2.60%, 02/07/30 (a)	300,000	308,967
3.80%, 03/15/30 (a)	325,000	362,069
1.99%, 01/27/32 (a)(b)	650,000	626,613
2.62%, 04/22/32 (a)(b)	650,000	658,099
2.38%, 07/21/32 (a)(b)	650,000	644,254
HSBC Holdings PLC
4.38%, 11/23/26	250,000	278,970
4.04%, 03/13/28 (a)(b)	500,000	553,785
2.01%, 09/22/28 (a)(b)	400,000	400,224
4.58%, 06/19/29 (a)(b)	600,000	682,704
2.21%, 08/17/29 (a)(b)	200,000	198,620
4.95%, 03/31/30	400,000	476,368
3.97%, 05/22/30 (a)(b)	425,000	469,854
2.85%, 06/04/31 (a)(b)	200,000	205,380
2.36%, 08/18/31 (a)(b)	400,000	395,544
2.80%, 05/24/32 (a)(b)	450,000	456,417
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	150,000	155,151
2.49%, 08/15/36 (a)(b)(d)	100,000	98,563
ING Groep N.V.
3.95%, 03/29/27	200,000	224,092
4.55%, 10/02/28	300,000	351,786
4.05%, 04/09/29	250,000	284,520
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	609,000	652,446
4.13%, 12/15/26	390,000	438,559
4.25%, 10/01/27	300,000	340,959
3.63%, 12/01/27 (a)	200,000	218,608
3.78%, 02/01/28 (a)(b)	485,000	534,936
3.54%, 05/01/28 (a)(b)	500,000	546,815
2.18%, 06/01/28 (a)(b)	300,000	306,636
3.51%, 01/23/29 (a)(b)	360,000	392,087
4.01%, 04/23/29 (a)(b)	325,000	363,711
2.07%, 06/01/29 (a)(b)	150,000	150,407
4.20%, 07/23/29 (a)(b)	595,000	674,873
4.45%, 12/05/29 (a)(b)	450,000	518,139
3.70%, 05/06/30 (a)(b)	450,000	497,263
2.74%, 10/15/30 (a)(b)	655,000	680,041
4.49%, 03/24/31 (a)(b)	450,000	525,496
2.52%, 04/22/31 (a)(b)	375,000	382,747
2.96%, 05/13/31 (a)(b)	540,000	562,761
1.76%, 11/19/31 (a)(b)	300,000	286,683
1.95%, 02/04/32 (a)(b)	600,000	579,546
2.58%, 04/22/32 (a)(b)	600,000	609,558
KeyBank NA
3.90%, 04/13/29	250,000	279,107
KeyCorp
2.25%, 04/06/27	450,000	465,457
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	220,084
4.38%, 03/22/28	250,000	284,537
4.55%, 08/16/28	250,000	288,030
3.57%, 11/07/28 (a)(b)	300,000	326,925
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	200,000	221,114
3.29%, 07/25/27	100,000	109,167
3.96%, 03/02/28	200,000	224,418
4.05%, 09/11/28	500,000	567,710
3.74%, 03/07/29	125,000	139,243
3.20%, 07/18/29	200,000	214,430
2.56%, 02/25/30	200,000	205,088
2.05%, 07/17/30	200,000	196,680
2.31%, 07/20/32 (a)(b)	300,000	297,576
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mizuho Financial Group, Inc.
3.17%, 09/11/27	250,000	269,142
4.02%, 03/05/28	200,000	225,952
4.25%, 09/11/29 (a)(b)	200,000	228,144
2.59%, 05/25/31 (a)(b)	200,000	203,142
2.20%, 07/10/31 (a)(b)	400,000	394,084
2.56%, 09/13/31	225,000	221,558
2.26%, 07/09/32 (a)(b)	200,000	197,282
Morgan Stanley
3.63%, 01/20/27	485,000	534,780
3.95%, 04/23/27	333,000	370,606
3.59%, 07/22/28 (a)(b)	500,000	549,495
3.77%, 01/24/29 (a)(b)	558,000	617,924
4.43%, 01/23/30 (a)(b)	505,000	583,255
2.70%, 01/22/31 (a)(b)	540,000	558,689
3.62%, 04/01/31 (a)(b)	775,000	855,344
1.79%, 02/13/32 (a)(b)	475,000	452,570
1.93%, 04/28/32 (a)(b)	400,000	384,372
2.24%, 07/21/32 (a)(b)	400,000	393,404
2.48%, 09/16/36 (a)(b)	500,000	489,275
Natwest Group PLC
4.89%, 05/18/29 (a)(b)	225,000	261,959
5.08%, 01/27/30 (a)(b)	375,000	443,216
4.45%, 05/08/30 (a)(b)	200,000	229,142
3.03%, 11/28/35 (a)(b)	200,000	200,520
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	84,269
3.15%, 05/03/29 (a)	150,000	163,881
1.95%, 05/01/30 (a)	175,000	175,658
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	274,120
4.05%, 07/26/28	250,000	285,045
2.70%, 10/22/29	250,000	262,425
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	100,000	109,342
3.45%, 04/23/29 (a)	225,000	249,341
2.55%, 01/22/30 (a)	290,000	301,855
2.31%, 04/23/32 (a)(b)	150,000	152,007
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	160,331
4.40%, 07/13/27 (a)	185,000	208,045
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	200,000	204,176
State Street Corp.
2.40%, 01/24/30	200,000	207,444
2.20%, 03/03/31	150,000	149,837
3.15%, 03/30/31 (a)(b)	100,000	109,316
3.03%, 11/01/34 (a)(b)	100,000	105,692
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	300,000	322,065
3.45%, 01/11/27	300,000	328,035
3.36%, 07/12/27	200,000	218,954
3.35%, 10/18/27	450,000	492,408
3.54%, 01/17/28	75,000	82,399
1.90%, 09/17/28	300,000	296,844
4.31%, 10/16/28	100,000	114,959
3.04%, 07/16/29	250,000	264,872
3.20%, 09/17/29	150,000	158,025
2.75%, 01/15/30	200,000	207,994
2.13%, 07/08/30	300,000	296,442
2.14%, 09/23/30	150,000	145,188
1.71%, 01/12/31	250,000	238,740
2.22%, 09/17/31	200,000	197,054
SVB Financial Group
3.13%, 06/05/30 (a)	125,000	133,833
1.80%, 02/02/31 (a)	100,000	96,187

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	220,776
5.15%, 03/19/29 (a)	110,000	128,971
Toronto-Dominion Bank
2.00%, 09/10/31	300,000	294,981
Truist Bank
2.25%, 03/11/30 (a)	500,000	503,795
Truist Financial Corp.
1.13%, 08/03/27 (a)	350,000	342,338
3.88%, 03/19/29 (a)	50,000	56,497
1.95%, 06/05/30 (a)	25,000	25,056
US Bancorp
3.15%, 04/27/27 (a)	200,000	218,160
3.90%, 04/26/28 (a)	150,000	170,739
3.00%, 07/30/29 (a)	250,000	268,345
1.38%, 07/22/30 (a)	150,000	143,112
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	55,320
Wells Fargo & Co.
3.00%, 10/23/26	550,000	589,429
4.30%, 07/22/27	500,000	567,825
3.58%, 05/22/28 (a)(b)	550,000	603,377
2.39%, 06/02/28 (a)(b)	525,000	541,926
4.15%, 01/24/29 (a)	402,000	456,692
7.95%, 11/15/29	25,000	34,233
2.88%, 10/30/30 (a)(b)	575,000	601,668
2.57%, 02/11/31 (a)(b)	500,000	510,030
4.48%, 04/04/31 (a)(b)	425,000	496,013
Westpac Banking Corp.
3.35%, 03/08/27	175,000	192,371
3.40%, 01/25/28	250,000	276,565
2.65%, 01/16/30	70,000	74,434
2.15%, 06/03/31	175,000	176,615
4.32%, 11/23/31 (a)(b)	250,000	275,925
4.11%, 07/24/34 (a)(b)	200,000	217,440
2.67%, 11/15/35 (a)(b)	250,000	244,913
		73,184,966
Brokerage/Asset Managers/Exchanges 1.8%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	53,429
BlackRock, Inc.
3.20%, 03/15/27	100,000	109,548
3.25%, 04/30/29 (a)	175,000	192,381
2.40%, 04/30/30 (a)	150,000	154,971
1.90%, 01/28/31 (a)	225,000	223,603
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)(d)	150,000	149,704
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	140,000	155,477
4.85%, 03/29/29 (a)	175,000	205,998
4.35%, 04/15/30 (a)	135,000	155,551
2.72%, 04/15/31 (a)	75,000	76,730
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	110,225
1.63%, 12/15/30 (a)	100,000	95,709
CI Financial Corp.
3.20%, 12/17/30 (a)	175,000	182,226
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	113,209
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	175,000	194,614
Eaton Vance Corp.
3.50%, 04/06/27 (a)	125,000	135,941
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	95,205
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	108,359
3.75%, 09/21/28 (a)	116,000	129,472
2.10%, 06/15/30 (a)	225,000	222,799
Jefferies Group LLC
6.45%, 06/08/27	50,000	62,532
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	150,000	174,265
4.15%, 01/23/30	180,000	202,543
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	27,258
4.50%, 09/19/28 (a)	200,000	231,198
4.38%, 03/11/29 (a)	85,000	96,379
Nasdaq, Inc.
1.65%, 01/15/31 (a)	125,000	117,860
Nomura Holdings, Inc.
2.17%, 07/14/28	200,000	198,440
3.10%, 01/16/30	200,000	208,570
2.68%, 07/16/30	200,000	202,124
2.61%, 07/14/31	200,000	199,370
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	150,000	150,714
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	118,732
Stifel Financial Corp.
4.00%, 05/15/30 (a)	75,000	83,483
The Charles Schwab Corp.
3.20%, 03/02/27 (a)(e)	100,000	109,119
3.30%, 04/01/27 (a)(e)	100,000	109,256
3.20%, 01/25/28 (a)(e)	75,000	81,794
2.00%, 03/20/28 (a)(e)	200,000	204,246
4.00%, 02/01/29 (a)(e)	50,000	57,038
3.25%, 05/22/29 (a)(e)	30,000	32,778
2.75%, 10/01/29 (a)(e)	25,000	26,422
4.63%, 03/22/30 (a)(e)	75,000	90,356
1.65%, 03/11/31 (a)(e)	100,000	96,363
2.30%, 05/13/31 (a)(e)	100,000	102,112
		5,848,103
Finance Companies 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	300,000	318,699
4.63%, 10/15/27 (a)	150,000	167,257
Air Lease Corp.
3.63%, 04/01/27 (a)	100,000	107,576
3.63%, 12/01/27 (a)	100,000	107,274
4.63%, 10/01/28 (a)	125,000	140,666
3.25%, 10/01/29 (a)	35,000	36,487
3.00%, 02/01/30 (a)	175,000	177,922
3.13%, 12/01/30 (a)	150,000	153,397
Ares Capital Corp.
2.88%, 06/15/28 (a)	225,000	228,521
GATX Corp.
3.85%, 03/30/27 (a)	50,000	55,030
3.50%, 03/15/28 (a)	25,000	27,284
4.55%, 11/07/28 (a)	50,000	57,617
4.70%, 04/01/29 (a)	125,000	145,090
1.90%, 06/01/31 (a)	100,000	94,791
GE Capital Funding LLC
4.05%, 05/15/27 (a)	250,000	280,950
4.40%, 05/15/30 (a)	450,000	523,044
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	75,000	75,325

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owl Rock Capital Corp.
2.63%, 01/15/27 (a)	100,000	100,156
2.88%, 06/11/28 (a)	75,000	74,839
Prospect Capital Corp.
3.36%, 11/15/26 (a)	50,000	50,807
3.44%, 10/15/28 (a)	100,000	97,285
		3,020,017
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	49,229
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)(d)	125,000	123,652
2.85%, 09/30/28 (a)(d)	100,000	99,799
ORIX Corp.
3.70%, 07/18/27	85,000	94,290
2.25%, 03/09/31	75,000	75,026
		441,996
Insurance 4.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	235,240
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	53,764
3.60%, 04/01/30 (a)	150,000	167,970
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	109,797
Allstate Corp.
3.28%, 12/15/26 (a)	125,000	136,877
1.45%, 12/15/30 (a)	75,000	71,652
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	114,669
American Financial Group, Inc.
5.25%, 04/02/30 (a)	50,000	60,766
American International Group, Inc.
4.20%, 04/01/28 (a)	50,000	57,057
4.25%, 03/15/29 (a)	100,000	114,576
3.40%, 06/30/30 (a)	325,000	355,179
5.75%, 04/01/48 (a)(b)	125,000	143,754
Anthem, Inc.
3.65%, 12/01/27 (a)	231,000	256,553
4.10%, 03/01/28 (a)	200,000	226,382
2.88%, 09/15/29 (a)	110,000	115,915
2.25%, 05/15/30 (a)	250,000	250,800
2.55%, 03/15/31 (a)	150,000	154,233
Aon Corp.
8.21%, 01/01/27	100,000	130,278
4.50%, 12/15/28 (a)	75,000	86,921
3.75%, 05/02/29 (a)	100,000	111,284
2.80%, 05/15/30 (a)	175,000	182,985
2.05%, 08/23/31 (a)	150,000	146,650
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	56,288
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	69,456
3.70%, 02/22/30 (a)	50,000	54,450
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	75,000	78,784
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	166,735
6.15%, 04/03/30 (a)	150,000	189,148
3.50%, 01/15/31 (a)	25,000	26,848
AXA S.A.
8.60%, 12/15/30	200,000	299,120
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	75,000	79,990
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	111,879
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	124,786
1.45%, 10/15/30 (a)	75,000	72,273
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	225,000	246,348
5.63%, 05/15/30 (a)	100,000	120,962
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	85,000	97,392
2.38%, 03/15/31 (a)	100,000	99,679
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	225,000	213,115
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	109,874
3.90%, 05/01/29 (a)	50,000	55,825
2.05%, 08/15/30 (a)	100,000	98,189
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	175,000	205,786
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	113,379
3.10%, 09/01/31 (a)	150,000	147,769
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	341,751
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	57,110
4.63%, 04/29/30 (a)	200,000	225,528
3.38%, 03/03/31 (a)(d)	100,000	103,920
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	125,000	142,410
3.40%, 06/15/30 (a)	100,000	107,506
2.45%, 03/15/31 (a)	125,000	124,614
First American Financial Corp.
4.00%, 05/15/30 (a)	75,000	82,652
2.40%, 08/15/31 (a)	150,000	146,313
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	57,975
2.15%, 08/15/30 (a)	100,000	99,236
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	50,188
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	104,509
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	147,991
3.95%, 03/15/27 (a)	50,000	55,761
3.13%, 08/15/29 (a)	150,000	160,044
4.88%, 04/01/30 (a)	50,000	59,576
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	49,586
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	111,417
3.05%, 01/15/30 (a)	100,000	106,638
3.40%, 01/15/31 (a)	100,000	108,765
Loews Corp.
3.20%, 05/15/30 (a)	50,000	53,700
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	104,786
4.06%, 02/24/32 (a)(b)	100,000	109,731
Markel Corp.
3.50%, 11/01/27 (a)	75,000	82,066
3.35%, 09/17/29 (a)	25,000	27,129

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	150,000	174,271
2.25%, 11/15/30 (a)	235,000	236,767
Mercury General Corp.
4.40%, 03/15/27 (a)	50,000	56,555
MetLife, Inc.
4.55%, 03/23/30 (a)	150,000	178,366
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	49,644
4.50%, 10/01/50 (a)(b)	100,000	105,542
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	107,599
3.70%, 05/15/29 (a)	65,000	72,656
2.13%, 06/15/30 (a)	50,000	49,595
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	49,000	55,496
2.10%, 03/10/30 (a)	75,000	75,910
4.50%, 09/15/47 (a)(b)	100,000	108,391
5.70%, 09/15/48 (a)(b)	200,000	233,836
3.70%, 10/01/50 (a)(b)	150,000	157,488
Prudential PLC
3.13%, 04/14/30	175,000	188,772
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	175,000	195,233
3.15%, 06/15/30 (a)	50,000	53,171
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	75,000	81,678
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	54,795
The Progressive Corp.
2.45%, 01/15/27	100,000	106,324
4.00%, 03/01/29 (a)	100,000	114,264
3.20%, 03/26/30 (a)	125,000	136,456
UnitedHealth Group, Inc.
3.45%, 01/15/27	150,000	165,630
3.38%, 04/15/27	125,000	137,661
2.95%, 10/15/27	175,000	190,244
3.85%, 06/15/28	200,000	226,612
3.88%, 12/15/28	150,000	170,923
2.88%, 08/15/29	175,000	187,616
2.00%, 05/15/30	350,000	351,344
2.30%, 05/15/31 (a)	100,000	102,099
Unum Group
4.00%, 06/15/29 (a)	75,000	83,324
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	25,000	26,342
Willis North America, Inc.
4.50%, 09/15/28 (a)	125,000	142,914
2.95%, 09/15/29 (a)	125,000	130,726
		13,450,523
REITs 5.4%
Agree LP
2.00%, 06/15/28 (a)	100,000	99,302
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	56,134
4.50%, 07/30/29 (a)	75,000	87,362
2.75%, 12/15/29 (a)	100,000	104,206
4.70%, 07/01/30 (a)	100,000	118,673
4.90%, 12/15/30 (a)	100,000	121,034
3.38%, 08/15/31 (a)	125,000	136,265
American Assets Trust LP
3.38%, 02/01/31 (a)	100,000	103,590
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (a)	50,000	54,547
2.85%, 02/01/30 (a)	50,000	51,437
3.88%, 01/30/31 (a)	75,000	83,839
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	56,539
4.90%, 02/15/29 (a)	30,000	35,129
2.38%, 07/15/31 (a)	150,000	148,755
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	75,000	80,551
3.35%, 05/15/27 (a)	30,000	32,988
3.20%, 01/15/28 (a)	150,000	162,334
2.30%, 03/01/30 (a)	50,000	50,824
2.45%, 01/15/31 (a)	150,000	153,810
Boston Properties LP
2.75%, 10/01/26 (a)	150,000	158,331
4.50%, 12/01/28 (a)	150,000	172,792
3.40%, 06/21/29 (a)	100,000	108,134
2.90%, 03/15/30 (a)	385,000	399,218
3.25%, 01/30/31 (a)	100,000	106,051
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	150,000	163,291
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	125,000	136,949
2.25%, 04/01/28 (a)	100,000	100,968
4.13%, 05/15/29 (a)	75,000	84,393
4.05%, 07/01/30 (a)	100,000	111,540
2.50%, 08/16/31 (a)	150,000	148,129
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	100,000	98,879
Camden Property Trust
3.15%, 07/01/29 (a)	125,000	135,225
2.80%, 05/15/30 (a)	175,000	184,844
Corporate Office Properties LP
2.75%, 04/15/31 (a)	125,000	126,496
CubeSmart LP
2.00%, 02/15/31 (a)	150,000	146,010
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	52,129
2.15%, 11/01/30 (a)	125,000	117,745
Digital Realty Trust LP
3.70%, 08/15/27 (a)	225,000	250,045
4.45%, 07/15/28 (a)	100,000	114,703
3.60%, 07/01/29 (a)	125,000	137,151
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	56,707
2.88%, 11/15/29 (a)	75,000	79,033
1.75%, 07/01/30 (a)	110,000	105,619
1.75%, 02/01/31 (a)	100,000	95,489
EPR Properties
4.75%, 12/15/26 (a)	200,000	218,610
3.75%, 08/15/29 (a)	150,000	155,062
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	79,911
3.50%, 03/01/28 (a)	100,000	109,916
4.15%, 12/01/28 (a)	100,000	114,187
3.00%, 07/01/29 (a)	70,000	74,813
2.50%, 02/15/30 (a)	125,000	128,520
1.85%, 08/01/31 (a)	100,000	96,796
Essex Portfolio LP
3.63%, 05/01/27 (a)	100,000	109,734
1.70%, 03/01/28 (a)	100,000	98,340
4.00%, 03/01/29 (a)	125,000	140,202
3.00%, 01/15/30 (a)	50,000	52,631
1.65%, 01/15/31 (a)	75,000	70,208

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Extra Space Storage LP
2.55%, 06/01/31 (a)	75,000	75,152
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	107,984
3.20%, 06/15/29 (a)	50,000	53,414
3.50%, 06/01/30 (a)	75,000	81,427
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	100,000	101,326
2.05%, 03/15/31 (a)	50,000	48,657
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	100,000	110,580
3.10%, 02/15/30 (a)	125,000	131,570
2.00%, 03/15/31 (a)	100,000	96,137
Healthpeak Properties, Inc.
1.35%, 02/01/27 (a)	150,000	148,504
3.50%, 07/15/29 (a)	50,000	54,774
3.00%, 01/15/30 (a)	190,000	200,653
2.88%, 01/15/31 (a)	50,000	52,155
Highwoods Realty LP
3.88%, 03/01/27 (a)	100,000	110,967
4.20%, 04/15/29 (a)	100,000	112,095
2.60%, 02/01/31 (a)	100,000	100,740
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	103,032
3.50%, 09/15/30 (a)	150,000	156,015
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	45,000	49,320
4.65%, 04/01/29 (a)	100,000	114,980
3.25%, 01/15/30 (a)	75,000	78,820
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (a)	100,000	96,158
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	79,214
3.05%, 02/15/30 (a)	150,000	157,491
Kimco Realty Corp.
2.80%, 10/01/26 (a)	100,000	106,197
3.80%, 04/01/27 (a)	50,000	55,611
1.90%, 03/01/28 (a)	50,000	49,994
2.70%, 10/01/30 (a)	100,000	102,961
Lexington Realty Trust
2.70%, 09/15/30 (a)	75,000	75,969
Life Storage LP
3.88%, 12/15/27 (a)	95,000	106,827
4.00%, 06/15/29 (a)	55,000	61,572
2.20%, 10/15/30 (a)	75,000	74,357
Mid-America Apartments LP
3.60%, 06/01/27 (a)	100,000	110,463
4.20%, 06/15/28 (a)	75,000	85,875
3.95%, 03/15/29 (a)	115,000	129,545
1.70%, 02/15/31 (a)	100,000	95,042
National Health Investors, Inc.
3.00%, 02/01/31 (a)	75,000	72,966
National Retail Properties, Inc.
3.50%, 10/15/27 (a)	100,000	108,554
4.30%, 10/15/28 (a)	50,000	56,628
2.50%, 04/15/30 (a)	100,000	101,404
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	100,000	111,426
3.63%, 10/01/29 (a)	200,000	210,800
3.38%, 02/01/31 (a)	100,000	101,893
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	84,818
3.95%, 01/15/28 (a)	50,000	54,926
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	51,538
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prologis LP
3.25%, 10/01/26 (a)	79,000	86,063
2.13%, 04/15/27 (a)	75,000	77,770
2.25%, 04/15/30 (a)	250,000	254,005
1.25%, 10/15/30 (a)	125,000	117,204
1.63%, 03/15/31 (a)	75,000	72,423
Public Storage
3.09%, 09/15/27 (a)	100,000	109,136
1.85%, 05/01/28 (a)	200,000	202,452
3.39%, 05/01/29 (a)	100,000	109,973
Realty Income Corp.
4.13%, 10/15/26 (a)	200,000	224,830
3.65%, 01/15/28 (a)	175,000	194,120
3.25%, 01/15/31 (a)	150,000	163,018
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	82,658
4.13%, 03/15/28 (a)	75,000	84,173
2.95%, 09/15/29 (a)	50,000	52,526
3.70%, 06/15/30 (a)	100,000	110,594
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	75,000	82,913
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	72,812
2.15%, 09/01/31 (a)	100,000	96,499
Sabra Health Care LP
3.90%, 10/15/29 (a)	65,000	68,561
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	75,000	75,240
Simon Property Group LP
3.25%, 11/30/26 (a)	100,000	108,488
3.38%, 06/15/27 (a)	100,000	109,247
3.38%, 12/01/27 (a)	200,000	218,034
1.75%, 02/01/28 (a)	200,000	198,598
2.45%, 09/13/29 (a)	225,000	229,891
2.65%, 07/15/30 (a)	200,000	205,982
2.20%, 02/01/31 (a)	100,000	98,529
SITE Centers Corp.
4.70%, 06/01/27 (a)	76,000	85,630
Spirit Realty LP
3.20%, 01/15/27 (a)	75,000	79,966
2.10%, 03/15/28 (a)	50,000	49,596
4.00%, 07/15/29 (a)	125,000	138,624
3.20%, 02/15/31 (a)	100,000	104,177
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	78,995
2.75%, 11/18/30 (a)	100,000	100,529
Sun Communities Operating LP
2.70%, 07/15/31 (a)	100,000	101,056
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	108,157
2.75%, 09/01/31 (a)	100,000	95,994
UDR, Inc.
3.50%, 01/15/28 (a)	50,000	54,497
4.40%, 01/26/29 (a)	50,000	57,407
3.20%, 01/15/30 (a)	50,000	53,636
3.00%, 08/15/31 (a)	125,000	131,015
Ventas Realty LP
3.25%, 10/15/26 (a)	75,000	80,335
3.85%, 04/01/27 (a)	45,000	49,782
4.00%, 03/01/28 (a)	121,000	134,836
4.40%, 01/15/29 (a)	150,000	171,450
3.00%, 01/15/30 (a)	145,000	151,133
4.75%, 11/15/30 (a)	50,000	58,828
2.50%, 09/01/31 (a)	100,000	98,922

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	125,000	140,090
3.40%, 01/15/28 (a)	100,000	108,149
2.20%, 06/15/28 (a)	100,000	101,288
3.10%, 12/15/29 (a)	120,000	127,817
Vornado Realty LP
3.40%, 06/01/31 (a)	75,000	77,663
Welltower, Inc.
2.70%, 02/15/27 (a)	100,000	105,692
4.25%, 04/15/28 (a)	150,000	170,463
4.13%, 03/15/29 (a)	100,000	112,819
3.10%, 01/15/30 (a)	150,000	158,620
2.75%, 01/15/31 (a)	100,000	103,015
2.80%, 06/01/31 (a)	125,000	128,790
WP Carey, Inc.
3.85%, 07/15/29 (a)	80,000	88,681
2.40%, 02/01/31 (a)	100,000	99,012
		18,019,054
		113,964,659

Industrial 57.6%
Basic Industry 2.7%
Air Products and Chemicals, Inc.
1.85%, 05/15/27 (a)	200,000	205,886
2.05%, 05/15/30 (a)	50,000	50,593
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	205,534
ArcelorMittal S.A.
4.25%, 07/16/29	100,000	110,074
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	54,514
Dow Chemical Co.
4.80%, 11/30/28 (a)	90,000	106,475
7.38%, 11/01/29	50,000	68,261
2.10%, 11/15/30 (a)	300,000	297,444
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	370,000	434,258
Eastman Chemical Co.
4.50%, 12/01/28 (a)	138,000	159,216
Ecolab, Inc.
2.70%, 11/01/26 (a)	225,000	240,136
3.25%, 12/01/27 (a)	25,000	27,376
4.80%, 03/24/30 (a)	125,000	151,622
1.30%, 01/30/31 (a)	50,000	47,122
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	100,000	101,832
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	75,000	85,838
FMC Corp.
3.20%, 10/01/26 (a)	150,000	160,669
3.45%, 10/01/29 (a)	100,000	107,760
Georgia-Pacific LLC
8.88%, 05/15/31	100,000	156,346
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	141,562
2.95%, 06/15/31 (a)	75,000	76,709
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	86,487
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	114,940
Linde, Inc.
1.10%, 08/10/30 (a)	125,000	116,422
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	81,809
LYB International Finance III LLC
3.38%, 05/01/30 (a)	100,000	108,644
2.25%, 10/01/30 (a)	125,000	125,297
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	168,598
NewMarket Corp.
2.70%, 03/18/31 (a)	75,000	75,107
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	130,194
2.25%, 10/01/30 (a)	150,000	149,349
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	112,464
2.70%, 06/01/30 (a)	100,000	104,262
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	83,902
4.20%, 04/01/29 (a)	100,000	114,020
2.95%, 05/13/30 (a)	100,000	105,744
Packaging Corp. of America
3.00%, 12/15/29 (a)	135,000	142,729
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	196,695
2.80%, 08/15/29 (a)	75,000	78,860
Rayonier LP
2.75%, 05/17/31 (a)	125,000	125,062
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	100,000	97,861
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50,000	66,707
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	109,525
4.55%, 03/01/29 (a)	50,000	57,188
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	275,000	301,845
2.95%, 08/15/29 (a)	135,000	143,126
2.30%, 05/15/30 (a)	100,000	100,868
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	70,000	72,404
1.65%, 10/15/27 (a)	50,000	49,484
3.45%, 04/15/30 (a)	100,000	107,919
3.25%, 01/15/31 (a)	100,000	106,754
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	469,904
5.00%, 01/15/30 (a)	200,000	222,156
3.75%, 01/15/31 (a)	200,000	206,026
Teck Resources Ltd.
3.90%, 07/15/30 (a)	150,000	162,957
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	225,000	233,172
WestRock MWV LLC
8.20%, 01/15/30	75,000	105,017
7.95%, 02/15/31	50,000	71,091
Weyerhaeuser Co.
6.95%, 10/01/27	75,000	96,030
4.00%, 11/15/29 (a)	100,000	112,788
4.00%, 04/15/30 (a)	125,000	141,145
WRKCo, Inc.
3.38%, 09/15/27 (a)	175,000	190,444
4.00%, 03/15/28 (a)	75,000	83,847
3.90%, 06/01/28 (a)	100,000	111,441
4.90%, 03/15/29 (a)	125,000	148,171

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	100,000	97,577
		8,875,259
Capital Goods 6.4%
3M Co.
2.88%, 10/15/27 (a)	150,000	162,448
3.63%, 09/14/28 (a)	50,000	56,095
3.38%, 03/01/29 (a)	150,000	165,528
2.38%, 08/26/29 (a)	200,000	207,438
3.05%, 04/15/30 (a)	100,000	108,102
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	73,074
Allegion PLC
3.50%, 10/01/29 (a)	50,000	54,170
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	65,000	75,069
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	255,817
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	115,758
2.80%, 02/15/30 (a)	150,000	157,095
Avery Dennison Corp.
4.88%, 12/06/28 (a)	95,000	112,455
2.65%, 04/30/30 (a)	75,000	76,775
Boeing Co.
2.70%, 02/01/27 (a)	170,000	176,137
2.80%, 03/01/27 (a)	75,000	77,911
5.04%, 05/01/27 (a)	300,000	345,030
3.25%, 02/01/28 (a)	150,000	158,641
3.25%, 03/01/28 (a)	90,000	94,239
3.45%, 11/01/28 (a)	50,000	53,085
3.20%, 03/01/29 (a)	170,000	177,060
2.95%, 02/01/30 (a)	125,000	127,421
5.15%, 05/01/30 (a)	800,000	939,520
3.63%, 02/01/31 (a)	225,000	241,198
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	221,342
2.75%, 03/01/30 (a)	75,000	77,414
Carrier Global Corp.
2.49%, 02/15/27 (a)	75,000	78,339
2.72%, 02/15/30 (a)	375,000	387,937
2.70%, 02/15/31 (a)(d)	150,000	154,375
Caterpillar Financial Services Corp.
1.10%, 09/14/27	100,000	98,970
Caterpillar, Inc.
2.60%, 09/19/29 (a)	105,000	110,757
2.60%, 04/09/30 (a)	150,000	157,983
1.90%, 03/12/31 (a)	100,000	99,577
CNH Industrial NV
3.85%, 11/15/27 (a)	115,000	128,203
Deere & Co.
5.38%, 10/16/29	50,000	63,066
3.10%, 04/15/30 (a)	175,000	190,438
Dover Corp.
2.95%, 11/04/29 (a)	50,000	53,188
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	148,785
Eaton Corp.
3.10%, 09/15/27 (a)	125,000	135,507
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	196,328
1.80%, 10/15/27 (a)	125,000	127,288
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowserve Corp.
3.50%, 10/01/30 (a)	75,000	78,672
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	125,000	134,786
General Dynamics Corp.
3.50%, 04/01/27 (a)	200,000	221,132
3.75%, 05/15/28 (a)	100,000	112,471
3.63%, 04/01/30 (a)	275,000	308,707
2.25%, 06/01/31 (a)	100,000	102,070
General Electric Co.
3.45%, 05/01/27 (a)	175,000	192,204
3.63%, 05/01/30 (a)	275,000	305,849
Honeywell International, Inc.
2.50%, 11/01/26 (a)	285,000	302,576
1.10%, 03/01/27 (a)	200,000	198,404
2.70%, 08/15/29 (a)	75,000	79,751
1.95%, 06/01/30 (a)	225,000	225,835
1.75%, 09/01/31 (a)	200,000	194,874
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	54,417
2.30%, 03/15/31 (a)	75,000	74,825
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	53,946
2.04%, 08/16/28 (a)(d)	150,000	148,120
4.20%, 05/01/30 (a)	100,000	112,855
IDEX Corp.
3.00%, 05/01/30 (a)	125,000	131,582
2.63%, 06/15/31 (a)	125,000	127,108
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	125,000	133,839
John Deere Capital Corp.
1.75%, 03/09/27	100,000	102,382
2.80%, 09/08/27	135,000	145,580
3.05%, 01/06/28	50,000	54,347
1.50%, 03/06/28	150,000	149,217
3.45%, 03/07/29	20,000	22,257
2.80%, 07/18/29	65,000	69,627
2.45%, 01/09/30	240,000	249,965
1.45%, 01/15/31	100,000	95,535
Johnson Controls International plc
1.75%, 09/15/30 (a)	125,000	121,346
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	150,000	146,295
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	56,488
2.80%, 03/01/31 (a)	75,000	75,708
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	110,932
4.40%, 06/15/28 (a)	275,000	314,057
2.90%, 12/15/29 (a)	100,000	104,870
1.80%, 01/15/31 (a)	100,000	96,252
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	54,482
4.40%, 03/15/29 (a)	50,000	57,202
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	49,657
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	50,000	49,702
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	100,000	109,025
3.50%, 12/15/27 (a)	72,000	79,330
2.40%, 07/15/31 (a)	175,000	175,969
Masco Corp.
3.50%, 11/15/27 (a)	200,000	218,280
2.00%, 10/01/30 (a)	175,000	169,335

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	43,627
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	275,000	298,048
3.25%, 01/15/28 (a)	265,000	286,563
4.40%, 05/01/30 (a)	175,000	204,818
nVent Finance Sarl
4.55%, 04/15/28 (a)	65,000	71,472
Oshkosh Corp.
4.60%, 05/15/28 (a)	75,000	85,817
3.10%, 03/01/30 (a)	75,000	78,866
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	207,878
2.57%, 02/15/30 (a)	120,000	123,265
Owens Corning
3.88%, 06/01/30 (a)	150,000	165,406
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	65,104
3.25%, 06/14/29 (a)	225,000	242,118
Pentair Finance Sarl
4.50%, 07/01/29 (a)	125,000	143,409
Raytheon Technologies Corp.
2.65%, 11/01/26 (a)	150,000	159,510
3.50%, 03/15/27 (a)	200,000	219,758
3.13%, 05/04/27 (a)	125,000	135,717
6.70%, 08/01/28	20,000	25,948
4.13%, 11/16/28 (a)	575,000	654,879
7.50%, 09/15/29	100,000	138,524
2.25%, 07/01/30 (a)	175,000	176,794
1.90%, 09/01/31 (a)	300,000	291,396
Republic Services, Inc.
3.38%, 11/15/27 (a)	15,000	16,369
3.95%, 05/15/28 (a)	175,000	196,870
2.30%, 03/01/30 (a)	100,000	101,334
1.45%, 02/15/31 (a)	125,000	117,170
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	55,687
1.75%, 08/15/31 (a)	100,000	97,577
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	100,000	111,063
1.40%, 09/15/27 (a)	100,000	98,637
4.20%, 09/15/28 (a)	150,000	170,917
2.95%, 09/15/29 (a)	125,000	132,642
2.00%, 06/30/30 (a)	50,000	49,075
1.75%, 02/15/31 (a)	200,000	190,574
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	81,869
Sonoco Products Co.
3.13%, 05/01/30 (a)	75,000	79,620
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	50,000	57,951
2.30%, 03/15/30 (a)	200,000	205,606
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	101,743
2.75%, 04/01/31 (a)	200,000	204,894
Textron, Inc.
3.65%, 03/15/27 (a)	50,000	55,027
3.90%, 09/17/29 (a)	75,000	83,640
3.00%, 06/01/30 (a)	100,000	104,999
2.45%, 03/15/31 (a)	100,000	100,198
Timken Co.
4.50%, 12/15/28 (a)	75,000	84,050
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	215,000	240,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	150,000	157,357
Vontier Corp.
2.40%, 04/01/28 (a)(d)	100,000	98,991
2.95%, 04/01/31 (a)(d)	100,000	99,562
Vulcan Materials Co.
3.90%, 04/01/27 (a)	75,000	84,135
3.50%, 06/01/30 (a)	150,000	164,866
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	86,357
3.50%, 05/01/29 (a)	150,000	164,685
2.60%, 02/01/30 (a)	50,000	51,581
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	168,392
1.15%, 03/15/28 (a)	200,000	192,758
1.50%, 03/15/31 (a)	100,000	94,104
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	135,000	144,678
4.95%, 09/15/28 (a)(f)(g)	175,000	201,652
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	54,352
1.95%, 01/30/28 (a)	100,000	100,577
2.25%, 01/30/31 (a)	100,000	100,099
		21,132,371
Communications 8.3%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	150,000	139,308
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	217,810
2.88%, 05/07/30 (a)	200,000	208,200
American Tower Corp.
3.38%, 10/15/26 (a)	125,000	135,399
3.13%, 01/15/27 (a)	75,000	79,943
3.55%, 07/15/27 (a)	175,000	190,771
3.60%, 01/15/28 (a)	100,000	109,005
1.50%, 01/31/28 (a)	125,000	121,280
3.95%, 03/15/29 (a)	125,000	139,278
3.80%, 08/15/29 (a)	275,000	304,810
2.90%, 01/15/30 (a)	135,000	140,636
2.10%, 06/15/30 (a)	150,000	146,862
1.88%, 10/15/30 (a)	150,000	144,195
2.70%, 04/15/31 (a)	125,000	128,055
2.30%, 09/15/31 (a)	100,000	98,772
AT&T, Inc.
3.80%, 02/15/27 (a)	295,000	327,137
4.25%, 03/01/27 (a)	200,000	226,536
2.30%, 06/01/27 (a)	425,000	440,461
1.65%, 02/01/28 (a)	300,000	297,354
4.10%, 02/15/28 (a)	200,000	225,956
4.35%, 03/01/29 (a)	550,000	630,861
4.30%, 02/15/30 (a)	525,000	602,952
2.75%, 06/01/31 (a)	550,000	565,147
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	234,120
9.63%, 12/15/30 (f)(g)	450,000	689,733
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	170,000	186,313
4.20%, 03/15/28 (a)	200,000	223,668
2.25%, 01/15/29 (a)(h)	200,000	199,948
5.05%, 03/30/29 (a)	175,000	204,778
2.80%, 04/01/31 (a)	275,000	276,345
Comcast Corp.
2.35%, 01/15/27 (a)	250,000	262,072
3.30%, 02/01/27 (a)	225,000	245,747

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 04/01/27 (a)	150,000	164,321
3.15%, 02/15/28 (a)	275,000	298,930
3.55%, 05/01/28 (a)	150,000	166,563
4.15%, 10/15/28 (a)	642,000	739,173
2.65%, 02/01/30 (a)	250,000	261,007
3.40%, 04/01/30 (a)	300,000	329,862
4.25%, 10/15/30 (a)	275,000	320,917
1.95%, 01/15/31 (a)	200,000	196,764
1.50%, 02/15/31 (a)	250,000	236,775
Crown Castle International Corp.
3.65%, 09/01/27 (a)	300,000	329,637
3.80%, 02/15/28 (a)	75,000	82,592
4.30%, 02/15/29 (a)	75,000	85,301
3.10%, 11/15/29 (a)	50,000	52,580
3.30%, 07/01/30 (a)	225,000	240,125
2.25%, 01/15/31 (a)	200,000	195,564
2.10%, 04/01/31 (a)	175,000	168,823
2.50%, 07/15/31 (a)	125,000	124,801
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	600,000	891,564
Discovery Communications LLC
3.95%, 03/20/28 (a)	350,000	388,097
4.13%, 05/15/29 (a)	150,000	167,906
3.63%, 05/15/30 (a)	175,000	190,015
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	96,833
Fox Corp.
4.71%, 01/25/29 (a)	350,000	408,128
3.50%, 04/08/30 (a)	100,000	109,046
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	116,453
4.75%, 03/30/30 (a)	100,000	118,225
2.40%, 03/01/31 (a)	100,000	100,484
Koninklijke KPN N.V.
8.38%, 10/01/30	50,000	70,914
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	101,378
4.20%, 06/01/30 (a)	125,000	142,918
2.60%, 08/01/31 (a)	200,000	203,578
Orange S.A.
9.00%, 03/01/31	425,000	661,789
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	50,000	53,205
TCI Communications, Inc.
7.13%, 02/15/28	90,000	118,513
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	281,067
Telefonica Europe BV
8.25%, 09/15/30	200,000	288,180
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	106,143
3.70%, 09/15/27 (a)	75,000	83,702
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	650,000	716,436
2.05%, 02/15/28 (a)	300,000	302,628
3.88%, 04/15/30 (a)(c)	1,200,000	1,326,432
2.55%, 02/15/31 (a)	400,000	401,832
Verizon Communications, Inc.
4.13%, 03/16/27	525,000	596,064
3.00%, 03/22/27 (a)	100,000	107,410
2.10%, 03/22/28 (a)	400,000	406,288
4.33%, 09/21/28	735,000	846,169
3.88%, 02/08/29 (a)	125,000	140,361
4.02%, 12/03/29 (a)	800,000	907,872
3.15%, 03/22/30 (a)	425,000	454,873
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 09/18/30 (a)	50,000	47,241
1.68%, 10/30/30 (a)	200,000	190,066
7.75%, 12/01/30	75,000	107,597
1.75%, 01/20/31 (a)	375,000	356,981
2.55%, 03/21/31 (a)	725,000	735,614
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	150,000	159,273
3.38%, 02/15/28 (a)	100,000	109,094
3.70%, 06/01/28 (a)	50,000	55,399
4.20%, 06/01/29 (a)	50,000	57,094
7.88%, 07/30/30	150,000	212,286
4.95%, 01/15/31 (a)	225,000	269,716
Vodafone Group PLC
4.38%, 05/30/28	465,000	534,601
7.88%, 02/15/30	125,000	177,471
Walt Disney Co.
3.38%, 11/15/26 (a)	150,000	164,555
3.70%, 03/23/27	100,000	111,716
2.20%, 01/13/28	300,000	310,179
2.00%, 09/01/29 (a)	450,000	454,572
3.80%, 03/22/30	300,000	341,397
2.65%, 01/13/31	300,000	313,710
		27,750,252
Consumer Cyclical 7.3%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	49,846
3.90%, 04/15/30 (a)	100,000	110,712
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	429,152
2.13%, 02/09/31 (a)	250,000	240,555
Amazon.com, Inc.
1.20%, 06/03/27 (a)	200,000	199,436
3.15%, 08/22/27 (a)	625,000	687,275
1.65%, 05/12/28 (a)	400,000	403,360
1.50%, 06/03/30 (a)	350,000	340,515
2.10%, 05/12/31 (a)	500,000	506,690
American Honda Finance Corp.
2.35%, 01/08/27	229,000	239,339
3.50%, 02/15/28	41,000	45,365
1.80%, 01/13/31	125,000	122,521
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	57,396
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	54,944
4.75%, 06/01/30 (a)	75,000	87,328
2.40%, 08/01/31 (a)	150,000	146,272
AutoZone, Inc.
3.75%, 06/01/27 (a)	25,000	27,892
3.75%, 04/18/29 (a)	175,000	194,735
4.00%, 04/15/30 (a)	50,000	56,636
1.65%, 01/15/31 (a)	150,000	142,478
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	57,577
1.95%, 10/01/30 (a)	150,000	145,949
Block Financial LLC
3.88%, 08/15/30 (a)	100,000	108,856
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	83,285
4.63%, 04/13/30 (a)	275,000	327,269
BorgWarner, Inc.
2.65%, 07/01/27 (a)	225,000	237,404
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	32,005
3.70%, 01/15/31 (a)	100,000	107,232

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	81,943
1.38%, 06/20/27 (a)	150,000	150,885
1.60%, 04/20/30 (a)	400,000	391,168
Cummins, Inc.
1.50%, 09/01/30 (a)	175,000	167,335
Daimler Finance North America LLC
8.50%, 01/18/31	250,000	378,860
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	110,942
Dollar General Corp.
3.88%, 04/15/27 (a)	150,000	167,400
4.13%, 05/01/28 (a)	50,000	56,848
3.50%, 04/03/30 (a)	175,000	192,584
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	226,282
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	98,179
eBay, Inc.
2.70%, 03/11/30 (a)	325,000	337,964
2.60%, 05/10/31 (a)	100,000	102,117
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	255,247
3.80%, 02/15/28 (a)	175,000	190,020
3.25%, 02/15/30 (a)	200,000	207,038
2.95%, 03/15/31 (a)	100,000	101,332
General Motors Co.
4.20%, 10/01/27 (a)	175,000	194,871
6.80%, 10/01/27 (a)	150,000	187,441
5.00%, 10/01/28 (a)	30,000	34,748
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	250,000	275,342
4.35%, 01/17/27 (a)	250,000	280,460
2.40%, 04/10/28 (a)	200,000	202,246
5.65%, 01/17/29 (a)	100,000	120,330
3.60%, 06/21/30 (a)	200,000	214,526
2.35%, 01/08/31 (a)	225,000	220,621
2.70%, 06/10/31 (a)	175,000	174,601
Genuine Parts Co.
1.88%, 11/01/30 (a)	75,000	71,794
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	80,000	94,546
5.30%, 01/15/29 (a)	125,000	145,136
4.00%, 01/15/30 (a)	175,000	188,512
4.00%, 01/15/31 (a)	50,000	54,004
Home Depot, Inc.
2.50%, 04/15/27 (a)	175,000	185,647
2.80%, 09/14/27 (a)	180,000	194,175
0.90%, 03/15/28 (a)	100,000	96,134
3.90%, 12/06/28 (a)	200,000	229,162
2.95%, 06/15/29 (a)	269,000	290,533
2.70%, 04/15/30 (a)	200,000	211,832
1.38%, 03/15/31 (a)	250,000	236,942
1.88%, 09/15/31 (a)	300,000	294,936
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	60,000	65,650
5.75%, 04/23/30 (a)	100,000	119,898
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	210,288
Kohl's Corp.
3.38%, 05/01/31 (a)	100,000	103,192
Las Vegas Sands Corp.
3.90%, 08/08/29 (a)	125,000	127,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lear Corp.
3.80%, 09/15/27 (a)	60,000	66,410
4.25%, 05/15/29 (a)	25,000	27,960
3.50%, 05/30/30 (a)	50,000	53,575
Lennar Corp.
5.00%, 06/15/27 (a)	150,000	174,265
4.75%, 11/29/27 (a)	150,000	173,890
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	225,000	243,675
1.30%, 04/15/28 (a)	150,000	145,793
1.70%, 09/15/28 (a)	300,000	297,483
6.50%, 03/15/29	97,000	124,831
3.65%, 04/05/29 (a)	300,000	332,169
4.50%, 04/15/30 (a)	175,000	205,336
1.70%, 10/15/30 (a)	225,000	215,413
2.63%, 04/01/31 (a)	250,000	256,817
Magna International, Inc.
2.45%, 06/15/30 (a)	150,000	152,523
Marriott International, Inc.
4.00%, 04/15/28 (a)	125,000	137,460
4.65%, 12/01/28 (a)	75,000	85,298
4.63%, 06/15/30 (a)	225,000	257,596
2.85%, 04/15/31 (a)	50,000	50,583
McDonald's Corp.
3.50%, 03/01/27 (a)	125,000	137,620
3.50%, 07/01/27 (a)	200,000	220,948
3.80%, 04/01/28 (a)	100,000	111,985
2.63%, 09/01/29 (a)	300,000	313,191
2.13%, 03/01/30 (a)	100,000	100,646
3.60%, 07/01/30 (a)	100,000	111,354
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	125,000	122,063
NIKE, Inc.
2.38%, 11/01/26 (a)	225,000	237,985
2.75%, 03/27/27 (a)	100,000	107,338
2.85%, 03/27/30 (a)	250,000	269,020
NVR, Inc.
3.00%, 05/15/30 (a)	150,000	156,928
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	175,000	194,736
4.35%, 06/01/28 (a)	100,000	114,847
3.90%, 06/01/29 (a)	50,000	56,073
4.20%, 04/01/30 (a)	125,000	143,438
PulteGroup, Inc.
5.00%, 01/15/27 (a)	75,000	87,026
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	131,915
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	72,416
Sands China Ltd.
2.30%, 03/08/27 (a)(d)	200,000	193,582
5.40%, 08/08/28 (a)	200,000	221,370
2.85%, 03/08/29 (a)(d)	200,000	192,586
4.38%, 06/18/30 (a)	200,000	209,094
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	102,588
3.50%, 03/01/28 (a)	75,000	82,619
4.00%, 11/15/28 (a)	36,000	40,990
3.55%, 08/15/29 (a)	225,000	249,199
2.25%, 03/12/30 (a)	175,000	176,505
2.55%, 11/15/30 (a)	255,000	262,428
Tapestry, Inc.
4.13%, 07/15/27 (a)	120,000	131,362

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Target Corp.
3.38%, 04/15/29 (a)	200,000	222,216
2.35%, 02/15/30 (a)	175,000	181,324
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	146,965
3.88%, 04/15/30 (a)	100,000	113,959
Toyota Motor Corp.
3.67%, 07/20/28	150,000	168,234
2.76%, 07/02/29	100,000	106,672
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	54,576
1.15%, 08/13/27	200,000	196,868
3.05%, 01/11/28	150,000	162,681
3.65%, 01/08/29	25,000	28,184
2.15%, 02/13/30	175,000	177,740
3.38%, 04/01/30	100,000	110,918
1.90%, 09/12/31	300,000	294,735
Tractor Supply Co.
1.75%, 11/01/30 (a)	150,000	144,176
VF Corp.
2.80%, 04/23/27 (a)	50,000	53,121
2.95%, 04/23/30 (a)	150,000	157,969
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	75,000	80,264
Walmart, Inc.
3.70%, 06/26/28 (a)	450,000	509,404
1.50%, 09/22/28 (a)	100,000	99,617
3.25%, 07/08/29 (a)	225,000	249,851
2.38%, 09/24/29 (a)	100,000	105,176
1.80%, 09/22/31 (a)	200,000	198,262
		24,399,136
Consumer Non-Cyclical 13.9%
Abbott Laboratories
3.75%, 11/30/26 (a)	325,000	364,582
1.15%, 01/30/28 (a)	125,000	122,643
1.40%, 06/30/30 (a)	100,000	96,427
AbbVie, Inc.
2.95%, 11/21/26 (a)	650,000	696,657
4.25%, 11/14/28 (a)	275,000	315,232
3.20%, 11/21/29 (a)	975,000	1,050,943
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	130,000	146,454
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	100,000	104,649
2.10%, 06/04/30 (a)	50,000	49,514
2.30%, 03/12/31 (a)	150,000	150,740
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	99,231
Altria Group, Inc.
4.80%, 02/14/29 (a)	325,000	373,984
3.40%, 05/06/30 (a)	125,000	132,071
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	125,000	136,549
2.80%, 05/15/30 (a)	100,000	103,798
2.70%, 03/15/31 (a)	225,000	230,213
Amgen, Inc.
2.20%, 02/21/27 (a)	300,000	310,377
3.20%, 11/02/27 (a)	250,000	272,155
1.65%, 08/15/28 (a)	200,000	196,544
2.45%, 02/21/30 (a)	200,000	204,526
2.30%, 02/25/31 (a)	225,000	225,682
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	451,576
4.75%, 01/23/29 (a)	745,000	877,766
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/30 (a)	325,000	356,398
4.90%, 01/23/31 (a)	150,000	182,316
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	150,000	164,403
Ascension Health
2.53%, 11/15/29 (a)	100,000	104,952
Astrazeneca Finance LLC
2.25%, 05/28/31 (a)	150,000	152,621
AstraZeneca PLC
3.13%, 06/12/27 (a)	230,000	250,544
4.00%, 01/17/29 (a)	400,000	457,324
1.38%, 08/06/30 (a)	100,000	95,190
Banner Health
2.34%, 01/01/30 (a)	50,000	51,146
1.90%, 01/01/31 (a)	75,000	74,210
BAT Capital Corp.
4.70%, 04/02/27 (a)	250,000	282,397
3.56%, 08/15/27 (a)	600,000	646,680
3.46%, 09/06/29 (a)	150,000	158,006
4.91%, 04/02/30 (a)	50,000	57,343
2.73%, 03/25/31 (a)	225,000	221,908
BAT International Finance PLC
2.26%, 03/25/28 (a)	375,000	372,671
Baxter International, Inc.
3.95%, 04/01/30 (a)	175,000	198,446
1.73%, 04/01/31 (a)	100,000	96,026
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	400,000	442,568
2.82%, 05/20/30 (a)	200,000	209,632
1.96%, 02/11/31 (a)	100,000	97,351
Biogen, Inc.
2.25%, 05/01/30 (a)	250,000	248,672
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	54,740
Boston Scientific Corp.
4.00%, 03/01/28 (a)	75,000	85,120
4.00%, 03/01/29 (a)	150,000	170,169
2.65%, 06/01/30 (a)	175,000	180,890
Bristol-Myers Squibb Co.
3.25%, 02/27/27	125,000	137,595
1.13%, 11/13/27 (a)	285,000	281,016
3.45%, 11/15/27 (a)	150,000	166,628
3.90%, 02/20/28 (a)	250,000	282,780
3.40%, 07/26/29 (a)	675,000	748,386
1.45%, 11/13/30 (a)	200,000	191,758
Brunswick Corp.
2.40%, 08/18/31 (a)	150,000	144,852
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	100,000	110,494
2.75%, 05/14/31 (a)	225,000	228,330
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	197,302
2.38%, 04/24/30 (a)	75,000	75,537
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	250,000	272,517
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	27,119
Cigna Corp.
3.40%, 03/01/27 (a)	100,000	109,244
3.05%, 10/15/27 (a)	100,000	107,917
4.38%, 10/15/28 (a)	575,000	664,775
2.40%, 03/15/30 (a)	300,000	305,253
2.38%, 03/15/31 (a)	350,000	353,633

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	100,000	108,382
3.90%, 05/15/28 (a)	50,000	56,430
1.80%, 05/15/30 (a)	100,000	97,785
Coca-Cola Co.
3.38%, 03/25/27	250,000	276,882
2.90%, 05/25/27	30,000	32,605
1.45%, 06/01/27	50,000	50,483
1.00%, 03/15/28	350,000	338,247
2.13%, 09/06/29	275,000	281,974
3.45%, 03/25/30	250,000	279,965
1.65%, 06/01/30	375,000	366,446
2.00%, 03/05/31	175,000	175,366
1.38%, 03/15/31	100,000	95,053
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	150,000	155,081
CommonSpirit Health
3.35%, 10/01/29 (a)	195,000	209,707
2.78%, 10/01/30 (a)	125,000	128,771
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	243,757
4.85%, 11/01/28 (a)	175,000	205,849
8.25%, 09/15/30	100,000	146,245
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	100,000	110,497
3.50%, 05/09/27 (a)	125,000	137,260
3.60%, 02/15/28 (a)	100,000	110,054
4.65%, 11/15/28 (a)	75,000	87,290
3.15%, 08/01/29 (a)	75,000	80,311
2.88%, 05/01/30 (a)	125,000	130,128
2.25%, 08/01/31 (a)	200,000	197,002
CVS Health Corp.
3.63%, 04/01/27 (a)	100,000	110,402
1.30%, 08/21/27 (a)	300,000	295,371
4.30%, 03/25/28 (a)(c)	982,000	1,120,128
3.25%, 08/15/29 (a)	350,000	376,554
3.75%, 04/01/30 (a)	350,000	389,189
1.75%, 08/21/30 (a)	275,000	263,890
2.13%, 09/15/31 (a)	200,000	196,556
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	175,000	186,629
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	150,000	156,618
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	226,416
2.00%, 04/29/30 (a)	300,000	298,467
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	114,725
Eli Lilly & Co.
3.10%, 05/15/27 (a)	25,000	27,198
3.38%, 03/15/29 (a)	200,000	222,198
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	109,135
2.38%, 12/01/29 (a)	100,000	103,816
2.60%, 04/15/30 (a)	200,000	209,808
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	125,000	124,776
General Mills, Inc.
3.20%, 02/10/27 (a)	100,000	108,455
4.20%, 04/17/28 (a)	275,000	313,021
2.88%, 04/15/30 (a)	125,000	131,644
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	175,000	188,162
1.20%, 10/01/27 (a)	175,000	171,260
1.65%, 10/01/30 (a)	150,000	144,284
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	275,000	302,827
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	169,995
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	163,475
3.50%, 09/15/27 (a)	105,000	114,582
3.90%, 11/19/29 (a)	155,000	171,075
HCA, Inc.
4.50%, 02/15/27 (a)	200,000	225,222
4.13%, 06/15/29 (a)	300,000	335,316
2.38%, 07/15/31 (a)	200,000	196,750
Hershey Co.
2.45%, 11/15/29 (a)	75,000	78,332
1.70%, 06/01/30 (a)	75,000	73,870
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	100,540
1.80%, 06/11/30 (a)	200,000	197,052
Illumina, Inc.
2.55%, 03/23/31 (a)	75,000	75,801
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	130,739
JM Smucker Co.
3.38%, 12/15/27 (a)	75,000	82,028
2.38%, 03/15/30 (a)	100,000	101,718
Johnson & Johnson
2.95%, 03/03/27 (a)	150,000	163,248
0.95%, 09/01/27 (a)	225,000	221,620
2.90%, 01/15/28 (a)	200,000	216,458
6.95%, 09/01/29	87,000	120,695
1.30%, 09/01/30 (a)	300,000	289,461
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	125,000	135,975
Kellogg Co.
3.40%, 11/15/27 (a)	100,000	109,446
4.30%, 05/15/28 (a)	75,000	85,974
2.10%, 06/01/30 (a)	100,000	99,157
7.45%, 04/01/31	100,000	143,356
Keurig Dr Pepper, Inc.
3.43%, 06/15/27 (a)	75,000	82,371
4.60%, 05/25/28 (a)	350,000	406,154
3.20%, 05/01/30 (a)	100,000	107,592
2.25%, 03/15/31 (a)	75,000	75,170
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	100,000	98,623
3.95%, 11/01/28 (a)	50,000	57,364
3.20%, 04/25/29 (a)	35,000	38,415
3.10%, 03/26/30 (a)	200,000	219,188
Kroger Co.
2.65%, 10/15/26 (a)	250,000	264,972
3.70%, 08/01/27 (a)	100,000	111,239
4.50%, 01/15/29 (a)	75,000	87,890
2.20%, 05/01/30 (a)	100,000	100,420
1.70%, 01/15/31 (a)	150,000	143,471
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	250,000	274,830
2.95%, 12/01/29 (a)	200,000	211,230
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	225,000	247,477
2.50%, 04/15/30 (a)	50,000	51,186
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	28,142
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	85,000	92,853

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
3.40%, 03/07/29 (a)	425,000	470,828
1.45%, 06/24/30 (a)	100,000	96,828
Mercy Health
4.30%, 07/01/28 (a)	150,000	171,928
Mondelez International, Inc.
4.13%, 05/07/28 (a)	150,000	173,113
2.75%, 04/13/30 (a)	175,000	183,330
1.50%, 02/04/31 (a)	100,000	94,253
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	114,136
Novartis Capital Corp.
2.00%, 02/14/27 (a)	100,000	103,489
3.10%, 05/17/27 (a)	175,000	190,825
2.20%, 08/14/30 (a)	300,000	308,127
PepsiCo, Inc.
2.38%, 10/06/26 (a)	135,000	143,173
2.63%, 03/19/27 (a)	100,000	106,703
3.00%, 10/15/27 (a)	300,000	328,551
2.63%, 07/29/29 (a)	200,000	212,300
2.75%, 03/19/30 (a)	150,000	160,050
1.63%, 05/01/30 (a)	200,000	196,378
1.40%, 02/25/31 (a)	200,000	192,322
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	225,000	242,521
2.25%, 09/15/31 (a)	200,000	197,610
Pfizer, Inc.
3.00%, 12/15/26	300,000	328,188
3.60%, 09/15/28 (a)	200,000	224,936
3.45%, 03/15/29 (a)	400,000	444,888
2.63%, 04/01/30 (a)	200,000	211,240
1.70%, 05/28/30 (a)	175,000	172,667
1.75%, 08/18/31 (a)	125,000	122,218
Pharmacia LLC
6.60%, 12/01/28	100,000	132,898
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	57,000	61,867
3.13%, 03/02/28 (a)	100,000	107,697
3.38%, 08/15/29 (a)	125,000	137,164
2.10%, 05/01/30 (a)	100,000	99,583
1.75%, 11/01/30 (a)	125,000	120,408
Procter & Gamble Co.
2.45%, 11/03/26	25,000	26,575
2.80%, 03/25/27	150,000	161,649
2.85%, 08/11/27	100,000	108,533
3.00%, 03/25/30	300,000	328,296
1.20%, 10/29/30	225,000	214,033
1.95%, 04/23/31	150,000	152,012
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	125,000	130,195
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	150,000	171,558
2.95%, 06/30/30 (a)	150,000	158,633
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	200,000	190,290
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	174,256
2.20%, 09/02/30 (a)	150,000	147,002
2.15%, 09/02/31 (a)	150,000	144,519
Rush Obligated Group
3.92%, 11/15/29 (a)	50,000	56,635
Sanofi
3.63%, 06/19/28 (a)	175,000	199,330
Smith & Nephew PLC
2.03%, 10/14/30 (a)	200,000	195,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	54,935
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	153,470
Stryker Corp.
3.65%, 03/07/28 (a)	250,000	278,042
1.95%, 06/15/30 (a)	25,000	24,706
Sutter Health
2.29%, 08/15/30 (a)	175,000	176,340
Sysco Corp.
3.25%, 07/15/27 (a)	125,000	135,221
2.40%, 02/15/30 (a)	90,000	91,569
5.95%, 04/01/30 (a)	175,000	222,803
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	200,000	238,918
2.05%, 03/31/30 (a)	400,000	394,204
Thermo Fisher Scientific, Inc.
3.20%, 08/15/27 (a)	200,000	217,840
1.75%, 10/15/28 (a)	200,000	199,598
2.60%, 10/01/29 (a)	50,000	52,342
4.50%, 03/25/30 (a)	175,000	206,985
Toledo Hospital
5.33%, 11/15/28	50,000	56,770
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	400,000	441,680
Unilever Capital Corp.
2.90%, 05/05/27 (a)	200,000	215,490
3.50%, 03/22/28 (a)	200,000	222,094
2.13%, 09/06/29 (a)	100,000	102,225
1.38%, 09/14/30 (a)	100,000	95,626
1.75%, 08/12/31 (a)	150,000	146,420
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(d)	125,000	125,991
Viatris, Inc.
2.30%, 06/22/27 (a)(d)	100,000	102,186
2.70%, 06/22/30 (a)(d)	250,000	252,662
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	105,335
2.40%, 05/15/31 (a)	75,000	75,141
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	150,000	164,124
Zoetis, Inc.
3.00%, 09/12/27 (a)	125,000	134,621
3.90%, 08/20/28 (a)	100,000	112,482
2.00%, 05/15/30 (a)	100,000	98,949
		46,330,467
Energy 6.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	250,000	272,847
3.14%, 11/07/29 (a)	50,000	53,661
4.49%, 05/01/30 (a)	75,000	87,799
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	84,497
4.80%, 05/03/29 (a)	50,000	57,261
3.40%, 02/15/31 (a)	100,000	105,435
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	150,000	161,304
3.54%, 04/06/27 (a)	100,000	110,233
3.59%, 04/14/27 (a)	142,000	156,737
3.94%, 09/21/28 (a)	175,000	197,652
4.23%, 11/06/28 (a)	400,000	459,480
3.63%, 04/06/30 (a)	225,000	250,906
1.75%, 08/10/30 (a)	200,000	194,630

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets PLC
3.28%, 09/19/27 (a)	243,000	266,168
Burlington Resources LLC
7.20%, 08/15/31	100,000	142,119
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	219,088
2.95%, 07/15/30 (a)	75,000	77,635
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	175,000	194,596
4.40%, 04/15/29 (a)	125,000	140,205
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	289,480
3.70%, 11/15/29 (a)	275,000	299,241
Chevron Corp.
2.00%, 05/11/27 (a)	150,000	154,850
2.24%, 05/11/30 (a)	275,000	282,153
Chevron USA, Inc.
1.02%, 08/12/27 (a)	100,000	97,825
3.85%, 01/15/28 (a)	75,000	84,725
3.25%, 10/15/29 (a)	125,000	137,066
Cimarex Energy Co.
3.90%, 05/15/27 (a)	115,000	126,006
4.38%, 03/15/29 (a)	95,000	107,322
ConocoPhillips Co.
3.75%, 10/01/27 (a)	200,000	223,162
4.30%, 08/15/28 (a)(d)	200,000	230,350
6.95%, 04/15/29	200,000	268,096
2.40%, 02/15/31 (a)(d)	100,000	101,702
Devon Energy Corp.
5.25%, 10/15/27 (a)	50,000	53,154
5.88%, 06/15/28 (a)(d)	54,000	59,455
4.50%, 01/15/30 (a)(d)	130,000	141,626
7.88%, 09/30/31	100,000	141,344
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	160,429
3.50%, 12/01/29 (a)	225,000	240,932
3.13%, 03/24/31 (a)	100,000	103,771
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(d)	25,000	26,347
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	175,000	194,029
4.95%, 05/15/28 (a)	100,000	112,551
4.15%, 09/15/29 (a)	60,000	65,110
Enbridge, Inc.
4.25%, 12/01/26 (a)	170,000	191,241
3.70%, 07/15/27 (a)	125,000	137,516
3.13%, 11/15/29 (a)	175,000	187,210
Energy Transfer Operating LP
4.20%, 04/15/27 (a)	115,000	127,184
5.50%, 06/01/27 (a)	150,000	176,116
4.95%, 06/15/28 (a)	175,000	201,192
5.25%, 04/15/29 (a)	225,000	263,725
3.75%, 05/15/30 (a)	300,000	324,018
Eni USA, Inc.
7.30%, 11/15/27	50,000	64,675
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	100,000	111,462
4.15%, 10/16/28 (a)	175,000	199,143
3.13%, 07/31/29 (a)	235,000	252,585
2.80%, 01/31/30 (a)	225,000	235,498
5.25%, 08/16/77 (a)(b)	225,000	235,897
5.38%, 02/15/78 (a)(b)	50,000	52,122
EOG Resources, Inc.
4.38%, 04/15/30 (a)	125,000	146,011
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	150,000	164,770
2.44%, 08/16/29 (a)	275,000	286,652
3.48%, 03/19/30 (a)	300,000	334,176
2.61%, 10/15/30 (a)	325,000	340,561
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	207,012
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	100,000	100,346
Hess Corp.
4.30%, 04/01/27 (a)	150,000	166,524
7.88%, 10/01/29	80,000	108,492
7.30%, 08/15/31	125,000	169,051
HollyFrontier Corp.
4.50%, 10/01/30 (a)	50,000	54,485
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	275,000	311,902
2.00%, 02/15/31 (a)	150,000	145,010
7.80%, 08/01/31	100,000	142,870
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	106,905
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	225,090
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	125,000	145,544
3.80%, 04/01/28 (a)	50,000	54,970
MPLX LP
4.13%, 03/01/27 (a)	200,000	223,244
4.25%, 12/01/27 (a)	225,000	253,489
4.00%, 03/15/28 (a)	200,000	221,354
4.80%, 02/15/29 (a)	125,000	144,856
2.65%, 08/15/30 (a)	250,000	251,262
National Fuel Gas Co.
3.95%, 09/15/27 (a)	50,000	53,786
4.75%, 09/01/28 (a)	75,000	84,103
2.95%, 03/01/31 (a)	50,000	50,713
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	140,000	155,051
NOV, Inc.
3.60%, 12/01/29 (a)	110,000	115,885
ONEOK, Inc.
4.00%, 07/13/27 (a)	75,000	83,123
4.55%, 07/15/28 (a)	125,000	141,778
4.35%, 03/15/29 (a)	125,000	140,950
3.40%, 09/01/29 (a)	150,000	159,491
3.10%, 03/15/30 (a)	150,000	156,414
6.35%, 01/15/31 (a)	105,000	134,694
Phillips 66
3.90%, 03/15/28 (a)	150,000	166,560
2.15%, 12/15/30 (a)	150,000	146,589
Phillips 66 Partners LP
3.55%, 10/01/26 (a)	50,000	53,931
3.75%, 03/01/28 (a)	75,000	81,394
3.15%, 12/15/29 (a)	125,000	130,570
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	150,000	143,643
2.15%, 01/15/31 (a)	225,000	218,812
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	125,000	139,723
3.55%, 12/15/29 (a)	175,000	184,182
3.80%, 09/15/30 (a)	125,000	133,431
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	245,000	282,147
4.20%, 03/15/28 (a)	270,000	301,798
4.50%, 05/15/30 (a)	325,000	375,151

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	200,000	206,500
Shell International Finance BV
3.88%, 11/13/28 (a)	250,000	284,447
2.38%, 11/07/29 (a)	240,000	249,158
2.75%, 04/06/30 (a)	300,000	318,459
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	108,427
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	125,000	137,999
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	55,554
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	63,473
7.00%, 10/15/28	50,000	64,841
Tosco Corp.
8.13%, 02/15/30	50,000	71,620
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	200,000	221,418
2.83%, 01/10/30 (a)	210,000	224,047
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	170,145
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	225,000	256,354
4.10%, 04/15/30 (a)	200,000	227,186
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	111,796
3.25%, 05/15/30 (a)	50,000	53,553
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	151,154
4.35%, 06/01/28 (a)	150,000	168,745
4.00%, 04/01/29 (a)	175,000	192,631
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	169,273
Williams Cos., Inc.
3.75%, 06/15/27 (a)	150,000	165,432
3.50%, 11/15/30 (a)	250,000	271,815
2.60%, 03/15/31 (a)	200,000	202,950
		21,778,035
Industrial Other 0.2%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	167,482
Emory University
2.14%, 09/01/30 (a)	75,000	76,379
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	50,212
Quanta Services, Inc.
2.90%, 10/01/30 (a)	175,000	181,148
Steelcase, Inc.
5.13%, 01/18/29 (a)	75,000	86,713
Yale University
1.48%, 04/15/30 (a)	100,000	98,275
		660,209
Technology 10.3%
Adobe, Inc.
2.15%, 02/01/27 (a)	150,000	157,067
2.30%, 02/01/30 (a)	225,000	232,884
Alphabet, Inc.
0.80%, 08/15/27 (a)	200,000	195,232
1.10%, 08/15/30 (a)	400,000	378,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amdocs Ltd.
2.54%, 06/15/30 (a)	125,000	124,591
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	110,161
1.70%, 10/01/28 (a)(h)	100,000	100,264
Apple Inc.
3.35%, 02/09/27 (a)	450,000	496,102
3.20%, 05/11/27 (a)	200,000	219,394
3.00%, 06/20/27 (a)	200,000	218,782
2.90%, 09/12/27 (a)	350,000	379,585
3.00%, 11/13/27 (a)	225,000	244,897
1.20%, 02/08/28 (a)	400,000	392,072
1.40%, 08/05/28 (a)	400,000	394,100
2.20%, 09/11/29 (a)	325,000	334,877
1.65%, 05/11/30 (a)	425,000	416,963
1.25%, 08/20/30 (a)	275,000	260,826
1.65%, 02/08/31 (a)	200,000	195,156
1.70%, 08/05/31 (a)	250,000	243,820
Applied Materials, Inc.
3.30%, 04/01/27 (a)	325,000	357,623
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	81,113
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	109,751
2.85%, 01/15/30 (a)	60,000	62,782
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	175,000	177,117
1.25%, 09/01/30 (a)	175,000	166,423
Avnet, Inc.
3.00%, 05/15/31 (a)	100,000	100,455
Baidu, Inc.
3.63%, 07/06/27	200,000	218,910
3.43%, 04/07/30 (a)	200,000	212,440
2.38%, 10/09/30 (a)	200,000	196,634
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	600,000	659,898
3.50%, 01/15/28 (a)	200,000	217,494
Broadcom, Inc.
1.95%, 02/15/28 (a)(d)	100,000	98,850
4.11%, 09/15/28 (a)	150,000	167,151
4.75%, 04/15/29 (a)	310,000	356,097
5.00%, 04/15/30 (a)	150,000	175,326
4.15%, 11/15/30 (a)	475,000	526,922
2.45%, 02/15/31 (a)(d)	450,000	436,855
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	104,745
2.60%, 05/01/31 (a)	200,000	203,190
CA, Inc.
4.70%, 03/15/27 (a)	75,000	84,070
CDW LLC
3.25%, 02/15/29 (a)	200,000	205,226
CGI, Inc.
2.30%, 09/14/31 (a)(d)	150,000	146,015
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	110,561
3.30%, 03/01/30 (a)	150,000	153,660
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	325,000	374,579
6.10%, 07/15/27 (a)	50,000	61,837
5.30%, 10/01/29 (a)	330,000	399,373
6.20%, 07/15/30 (a)	100,000	128,078
Equifax, Inc.
3.10%, 05/15/30 (a)	150,000	158,735
2.35%, 09/15/31 (a)	200,000	197,310

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix, Inc.
2.90%, 11/18/26 (a)	25,000	26,532
1.80%, 07/15/27 (a)	150,000	150,935
1.55%, 03/15/28 (a)	200,000	195,666
3.20%, 11/18/29 (a)	150,000	159,258
2.15%, 07/15/30 (a)	250,000	244,892
2.50%, 05/15/31 (a)	200,000	201,536
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	275,000	306,575
2.25%, 03/01/31 (a)	100,000	99,327
Fiserv, Inc.
2.25%, 06/01/27 (a)	175,000	180,542
4.20%, 10/01/28 (a)	175,000	199,337
3.50%, 07/01/29 (a)	475,000	517,626
2.65%, 06/01/30 (a)	175,000	179,364
Flex Ltd.
4.88%, 06/15/29 (a)	75,000	86,348
4.88%, 05/12/30 (a)	150,000	173,509
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	56,949
3.20%, 08/15/29 (a)	255,000	269,818
2.90%, 05/15/30 (a)	150,000	155,138
HP, Inc.
3.00%, 06/17/27 (a)	50,000	53,526
3.40%, 06/17/30 (a)	200,000	212,828
2.65%, 06/17/31 (a)(d)	250,000	247,710
Intel Corp.
3.75%, 03/25/27 (a)	175,000	196,401
3.15%, 05/11/27 (a)	175,000	191,257
2.45%, 11/15/29 (a)	300,000	312,909
3.90%, 03/25/30 (a)	275,000	315,576
2.00%, 08/12/31 (a)	300,000	298,335
International Business Machines Corp.
3.30%, 01/27/27	100,000	109,772
1.70%, 05/15/27 (a)	250,000	253,552
6.22%, 08/01/27	50,000	62,800
6.50%, 01/15/28	95,000	121,735
3.50%, 05/15/29	525,000	580,330
1.95%, 05/15/30 (a)	200,000	197,740
Intuit, Inc.
1.35%, 07/15/27 (a)	200,000	199,156
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	110,343
3.60%, 01/15/30 (a)	60,000	64,685
3.00%, 01/15/31 (a)	125,000	127,994
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	109,577
2.00%, 12/10/30 (a)	100,000	95,863
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	175,000	202,057
3.00%, 10/30/29 (a)	75,000	79,425
KLA Corp.
4.10%, 03/15/29 (a)	175,000	199,451
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	172,036
1.90%, 06/15/30 (a)	175,000	174,655
Leidos, Inc.
4.38%, 05/15/30 (a)	275,000	311,341
Marvell Technology, Inc.
2.45%, 04/15/28 (a)(d)	125,000	127,508
4.88%, 06/22/28 (a)(d)	50,000	57,686
2.95%, 04/15/31 (a)(d)	150,000	153,950
Mastercard, Inc.
2.95%, 11/21/26 (a)	125,000	135,584
3.30%, 03/26/27 (a)	150,000	164,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/26/28 (a)	50,000	55,651
2.95%, 06/01/29 (a)	175,000	189,502
3.35%, 03/26/30 (a)	300,000	333,768
1.90%, 03/15/31 (a)	100,000	100,565
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	43,923
Micron Technology, Inc.
4.19%, 02/15/27 (a)	176,000	197,842
5.33%, 02/06/29 (a)	125,000	148,861
4.66%, 02/15/30 (a)	175,000	202,265
Microsoft Corp.
3.30%, 02/06/27 (a)	700,000	774,858
Moody's Corp.
3.25%, 01/15/28 (a)	175,000	190,435
4.25%, 02/01/29 (a)	50,000	57,415
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	400,000	461,108
4.60%, 05/23/29 (a)	25,000	29,016
2.30%, 11/15/30 (a)	125,000	122,913
2.75%, 05/24/31 (a)	100,000	101,917
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	156,582
2.70%, 06/22/30 (a)	75,000	77,242
NVIDIA Corp.
2.85%, 04/01/30 (a)	300,000	321,798
2.00%, 06/15/31 (a)	200,000	199,422
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)(d)	200,000	243,370
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)(d)	275,000	312,521
3.40%, 05/01/30 (a)(d)	200,000	216,778
Oracle Corp.
2.80%, 04/01/27 (a)	350,000	370,954
3.25%, 11/15/27 (a)	400,000	434,064
2.30%, 03/25/28 (a)	450,000	460,678
2.95%, 04/01/30 (a)	525,000	549,475
3.25%, 05/15/30 (a)	100,000	107,159
2.88%, 03/25/31 (a)	600,000	618,666
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	106,876
2.85%, 10/01/29 (a)	225,000	239,771
2.30%, 06/01/30 (a)	325,000	333,443
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	244,890
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	385,000	422,403
1.30%, 05/20/28 (a)	150,000	146,816
2.15%, 05/20/30 (a)	225,000	228,593
RELX Capital, Inc.
4.00%, 03/18/29 (a)	260,000	292,880
3.00%, 05/22/30 (a)	100,000	106,197
S&P Global, Inc.
2.95%, 01/22/27 (a)	50,000	53,804
1.25%, 08/15/30 (a)	225,000	212,031
salesforce.com, Inc.
3.70%, 04/11/28 (a)	200,000	225,030
1.50%, 07/15/28 (a)	225,000	224,129
1.95%, 07/15/31 (a)	275,000	274,120
ServiceNow, Inc.
1.40%, 09/01/30 (a)	275,000	258,266
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	100,000	102,363
SYNNEX Corp.
2.38%, 08/09/28 (a)(d)	100,000	99,077

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	125,000	126,046
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	150,000	154,868
1.75%, 05/04/30 (a)	200,000	198,072
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	173,724
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	75,000	82,197
VeriSign, Inc.
2.70%, 06/15/31 (a)	150,000	152,708
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	170,207
Visa, Inc.
1.90%, 04/15/27 (a)	250,000	258,305
0.75%, 08/15/27 (a)	50,000	48,773
2.75%, 09/15/27 (a)	125,000	134,754
2.05%, 04/15/30 (a)	250,000	254,422
1.10%, 02/15/31 (a)	200,000	187,366
VMware, Inc.
4.65%, 05/15/27 (a)	100,000	114,828
3.90%, 08/21/27 (a)	175,000	195,041
1.80%, 08/15/28 (a)	150,000	147,804
4.70%, 05/15/30 (a)	125,000	147,430
2.20%, 08/15/31 (a)	300,000	293,811
Western Union Co.
2.75%, 03/15/31 (a)	50,000	50,020
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	102,090
		34,230,129
Transportation 1.9%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	110,922	114,973
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	38,094	39,389
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	78,700	79,788
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	39,832	40,249
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	78,125	81,720
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	83,763	85,630
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	41,000	45,205
Canadian National Railway Co.
6.90%, 07/15/28	60,000	78,988
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	50,000	56,435
2.05%, 03/05/30 (a)	125,000	123,530
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	155,000	175,669
CSX Corp.
2.60%, 11/01/26 (a)	100,000	106,019
3.25%, 06/01/27 (a)	150,000	163,117
3.80%, 03/01/28 (a)	150,000	167,469
4.25%, 03/15/29 (a)	150,000	172,683
2.40%, 02/15/30 (a)	100,000	102,452
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	141,031	141,025
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	82,110
4.20%, 10/17/28 (a)	75,000	85,968
3.10%, 08/05/29 (a)	170,000	181,635
4.25%, 05/15/30 (a)	150,000	171,906
2.40%, 05/15/31 (a)	200,000	201,442
GXO Logistics, Inc.
2.65%, 07/15/31 (a)(d)	150,000	149,316
Kansas City Southern
2.88%, 11/15/29 (a)	75,000	78,879
Kirby Corp.
4.20%, 03/01/28 (a)	80,000	88,007
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	108,552
3.80%, 08/01/28 (a)	125,000	140,037
2.55%, 11/01/29 (a)	125,000	129,934
Ryder System, Inc.
2.90%, 12/01/26 (a)	50,000	53,243
Southwest Airlines Co.
3.00%, 11/15/26 (a)	25,000	26,613
5.13%, 06/15/27 (a)	350,000	409,363
3.45%, 11/16/27 (a)	25,000	26,984
2.63%, 02/10/30 (a)	160,000	162,437
Spirit Airlines Pass Through Trust 2015-1A
4.10%, 04/01/28	34,197	35,886
Union Pacific Corp.
2.15%, 02/05/27 (a)	175,000	181,860
3.95%, 09/10/28 (a)	250,000	283,510
6.63%, 02/01/29	50,000	65,141
3.70%, 03/01/29 (a)	100,000	111,698
2.40%, 02/05/30 (a)	75,000	77,045
2.38%, 05/20/31 (a)	200,000	205,014
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	118,340	124,121
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	81,498	83,648
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	85,868	90,579
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	486,924	543,354
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	225,000	247,441
3.40%, 03/15/29 (a)	125,000	138,780
2.50%, 09/01/29 (a)	75,000	78,701
4.45%, 04/01/30 (a)	150,000	178,678
		6,316,223
		191,472,081

Utility 6.8%
Electric 6.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	111,539
2.10%, 07/01/30 (a)	150,000	147,024
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	37,759
AES Corp.
2.45%, 01/15/31 (a)	150,000	148,621
Alabama Power Co.
1.45%, 09/15/30 (a)	50,000	47,571
Ameren Corp.
1.75%, 03/15/28 (a)	150,000	147,184
3.50%, 01/15/31 (a)	100,000	108,923

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	39,207
1.55%, 11/15/30 (a)	100,000	95,582
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	107,819
4.30%, 12/01/28 (a)	125,000	142,330
2.30%, 03/01/30 (a)	50,000	49,835
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	81,289
2.70%, 04/01/31 (a)	150,000	154,236
Arizona Public Service Co.
2.95%, 09/15/27 (a)	50,000	53,604
2.60%, 08/15/29 (a)	75,000	77,978
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	50,000	50,749
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	55,752
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	150,000	151,021
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	175,000	190,867
3.70%, 07/15/30 (a)	100,000	112,647
1.65%, 05/15/31 (a)	150,000	143,818
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	106,611
3.05%, 10/15/29 (a)	25,000	26,512
2.50%, 06/15/30 (a)	100,000	101,386
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	75,000	76,522
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	105,000	109,919
2.65%, 06/01/31 (a)	100,000	102,268
CMS Energy Corp.
3.45%, 08/15/27 (a)	25,000	27,424
4.75%, 06/01/50 (a)(b)	100,000	112,592
3.75%, 12/01/50 (a)(b)	75,000	75,818
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	107,628
3.70%, 08/15/28 (a)	25,000	28,194
2.20%, 03/01/30 (a)	110,000	111,446
Connecticut Light and Power Co.
3.20%, 03/15/27 (a)	50,000	54,667
2.05%, 07/01/31 (a)	200,000	199,710
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	169,000	181,871
3.80%, 05/15/28 (a)	25,000	27,957
4.00%, 12/01/28 (a)	33,000	37,543
3.35%, 04/01/30 (a)	50,000	54,763
2.40%, 06/15/31 (a)	175,000	177,231
Consumers Energy Co.
3.80%, 11/15/28 (a)	100,000	112,666
Dominion Energy, Inc.
3.60%, 03/15/27 (a)	150,000	165,078
4.25%, 06/01/28 (a)	35,000	39,763
3.38%, 04/01/30 (a)	225,000	243,988
2.25%, 08/15/31 (a)	200,000	199,574
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	151,998
2.25%, 03/01/30 (a)	50,000	50,806
2.63%, 03/01/31 (a)	100,000	104,394
DTE Energy Co.
2.85%, 10/01/26 (a)	125,000	132,497
3.40%, 06/15/29 (a)	125,000	135,477
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	162,081
3.95%, 11/15/28 (a)	50,000	56,842
6.00%, 12/01/28	50,000	62,857
2.45%, 08/15/29 (a)	100,000	103,646
2.45%, 02/01/30 (a)	150,000	154,281
2.55%, 04/15/31 (a)	100,000	103,782
Duke Energy Corp.
3.15%, 08/15/27 (a)	150,000	161,770
3.40%, 06/15/29 (a)	110,000	119,275
2.45%, 06/01/30 (a)	175,000	177,117
2.55%, 06/15/31 (a)	250,000	253,967
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	108,608
3.80%, 07/15/28 (a)	125,000	140,251
2.50%, 12/01/29 (a)	100,000	103,892
1.75%, 06/15/30 (a)	100,000	97,288
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	75,000	74,827
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	83,896
3.45%, 03/15/29 (a)	150,000	165,646
Edison International
5.75%, 06/15/27 (a)	100,000	115,201
4.13%, 03/15/28 (a)	100,000	107,017
Emera US Finance LP
2.64%, 06/15/31 (a)(d)	150,000	150,787
Enel Americas S.A.
4.00%, 10/25/26 (a)	125,000	136,801
Enel Chile S.A.
4.88%, 06/12/28 (a)	145,000	167,184
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	148,473
2.80%, 06/15/30 (a)	150,000	154,993
2.40%, 06/15/31 (a)	125,000	124,070
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	75,000	78,236
3.12%, 09/01/27 (a)	90,000	97,050
3.25%, 04/01/28 (a)	100,000	108,108
1.60%, 12/15/30 (a)	100,000	95,468
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	52,901
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	84,010
1.75%, 03/15/31 (a)	50,000	47,429
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	200,000	201,884
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	78,738
Eversource Energy
1.65%, 08/15/30 (a)	100,000	95,203
2.55%, 03/15/31 (a)	50,000	51,012
Exelon Corp.
4.05%, 04/15/30 (a)	225,000	254,900
Fortis, Inc.
3.06%, 10/04/26 (a)	150,000	161,124
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	80,982
2.65%, 09/15/29 (a)	45,000	46,946
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	54,581
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	55,789

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	56,957
3.60%, 04/01/29 (a)	100,000	110,548
2.30%, 06/01/30 (a)	100,000	100,611
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	112,233
ITC Holdings Corp.
3.35%, 11/15/27 (a)	105,000	114,149
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	108,828
3.65%, 04/15/29 (a)	75,000	83,988
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	56,092
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	100,000	108,183
3.40%, 02/07/28 (a)	50,000	54,757
3.90%, 11/01/28 (a)	130,000	147,090
3.70%, 03/15/29 (a)	50,000	56,065
2.40%, 03/15/30 (a)	75,000	76,760
1.65%, 06/15/31 (a)	175,000	166,392
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	111,925
2.40%, 05/01/30 (a)	25,000	25,487
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	250,000	274,490
1.90%, 06/15/28 (a)	300,000	300,972
3.50%, 04/01/29 (a)	125,000	136,997
2.75%, 11/01/29 (a)	175,000	183,321
2.25%, 06/01/30 (a)	350,000	352,709
4.80%, 12/01/77 (a)(b)	50,000	56,146
5.65%, 05/01/79 (a)(b)	50,000	58,536
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	50,860
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	382,280
3.25%, 05/15/29 (a)	100,000	109,425
3.95%, 04/01/30 (a)	25,000	28,629
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	78,047
1.63%, 01/15/31 (a)	50,000	47,820
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	27,956
3.30%, 03/15/30 (a)	80,000	86,618
3.25%, 04/01/30 (a)	50,000	54,064
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	140,565
2.75%, 05/15/30 (a)	100,000	106,005
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	175,000	170,907
3.30%, 12/01/27 (a)	250,000	257,705
3.00%, 06/15/28 (a)	125,000	126,332
3.75%, 07/01/28	28,000	29,311
4.65%, 08/01/28 (a)	150,000	164,233
4.55%, 07/01/30 (a)	500,000	541,015
2.50%, 02/01/31 (a)	325,000	309,325
3.25%, 06/01/31 (a)	125,000	124,645
PacifiCorp
3.50%, 06/15/29 (a)	150,000	165,726
2.70%, 09/15/30 (a)	100,000	104,354
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	85,981
Progress Energy, Inc.
7.75%, 03/01/31	100,000	140,843
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	27,930
1.90%, 01/15/31 (a)	75,000	73,945
1.88%, 06/15/31 (a)	150,000	147,510
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	50,000	54,230
3.65%, 09/01/28 (a)	50,000	55,917
3.20%, 05/15/29 (a)	100,000	109,235
2.45%, 01/15/30 (a)	120,000	124,555
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	125,000	118,276
Puget Energy, Inc.
2.38%, 06/15/28 (a)(d)	100,000	100,336
4.10%, 06/15/30 (a)	100,000	110,489
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	96,318
Southern California Edison Co.
3.65%, 03/01/28 (a)	75,000	81,518
4.20%, 03/01/29 (a)	100,000	112,542
6.65%, 04/01/29	50,000	62,205
2.85%, 08/01/29 (a)	50,000	51,911
2.25%, 06/01/30 (a)	150,000	148,617
2.50%, 06/01/31 (a)	75,000	75,422
Southern Co.
3.70%, 04/30/30 (a)	200,000	219,958
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	100,000	105,381
4.10%, 09/15/28 (a)	75,000	84,661
Tampa Electric Co.
2.40%, 03/15/31 (a)	75,000	76,343
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	47,415
Union Electric Co.
2.95%, 06/15/27 (a)	100,000	107,175
3.50%, 03/15/29 (a)	75,000	82,820
2.95%, 03/15/30 (a)	25,000	26,657
Virginia Electric and Power Co.
2.95%, 11/15/26 (a)	100,000	107,443
3.50%, 03/15/27 (a)	100,000	110,280
3.80%, 04/01/28 (a)	150,000	167,761
2.88%, 07/15/29 (a)	100,000	106,432
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	98,248
1.80%, 10/15/30 (a)	50,000	48,075
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	50,000	53,684
1.95%, 09/16/31 (a)	100,000	98,565
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	50,000	54,189
4.00%, 06/15/28 (a)	150,000	168,883
2.60%, 12/01/29 (a)	100,000	103,701
3.40%, 06/01/30 (a)	100,000	109,447
		19,904,527
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	80,784
2.63%, 09/15/29 (a)	50,000	51,980
1.50%, 01/15/31 (a)	100,000	94,364
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	55,893
1.75%, 10/01/30 (a)	75,000	71,993
NiSource, Inc.
3.49%, 05/15/27 (a)	125,000	137,001
2.95%, 09/01/29 (a)	150,000	157,363

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 05/01/30 (a)	175,000	192,166
1.70%, 02/15/31 (a)	150,000	141,741
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	49,177
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	110,000	119,717
2.50%, 03/15/31 (a)	50,000	50,392
Sempra Energy
3.25%, 06/15/27 (a)	125,000	134,912
3.40%, 02/01/28 (a)	275,000	297,792
Southern California Gas Co.
2.55%, 02/01/30 (a)	50,000	51,544
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	175,000	166,630
Southwest Gas Corp.
2.20%, 06/15/30 (a)	125,000	123,982
		1,977,431
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	160,000	172,190
3.75%, 09/01/28 (a)	100,000	112,189
3.45%, 06/01/29 (a)	100,000	110,039
2.80%, 05/01/30 (a)	175,000	184,382
2.30%, 06/01/31 (a)	50,000	50,715
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	82,527
2.70%, 04/15/30 (a)	50,000	51,800
2.40%, 05/01/31 (a)	75,000	75,697
		839,539
		22,721,497
Total Corporates (Cost $329,484,739)		328,158,237

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (i)	1,931,009	1,931,009
Total Short-Term Investments (Cost $1,931,009)		1,931,009
Total Investments in Securities (Cost $331,415,748)		330,089,246

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Note (CBOT), expires 12/21/21	4	526,438	(256)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,301,840 or 1.6% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Variable-rate security.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/21	FACE AMOUNT ($) AT 9/30/21	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
TD Ameritrade Holding Corp.
3.30%, 04/01/27	$56,451	$139,574	($191,634)	$1,543	($4,660)	($1,274)	$—	—	$2,684
2.75%, 10/01/29	27,605	—	(26,316)	2,016	(3,361)	56	—	—	502
The Charles Schwab Corp.
0.90%, 03/11/26	—	352,771	(346,137)	(6,526)	—	(108)	—	—	648
3.20%, 03/02/27	56,330	224,912	(164,089)	(2,343)	(4,060)	(1,631)	109,119	100,000	1,702
3.30%, 04/01/27	—	109,286	—	—	1	(31)	109,256	100,000	64
3.20%, 01/25/28	—	81,505	—	—	778	(489)	81,794	75,000	1,247
2.00%, 03/20/28	—	203,669	—	—	736	(159)	204,246	200,000	1,339
4.00%, 02/01/29	—	59,219	—	—	(1,396)	(785)	57,038	50,000	1,400
3.25%, 05/22/29	34,449	—	—	—	(1,483)	(188)	32,778	30,000	731
2.75%, 10/01/29	—	26,291	—	—	134	(3)	26,422	25,000	13
4.63%, 03/22/30	189,661	—	(89,375)	(141)	(8,774)	(1,015)	90,356	75,000	3,649
1.65%, 03/11/31	—	95,147	—	—	1,062	154	96,363	100,000	564
2.30%, 05/13/31	—	103,112	—	—	(937)	(63)	102,112	100,000	479
Total	$364,496	$1,395,486	($817,551)	($5,451)	($21,960)	($5,536)	$909,484		$15,022

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$328,158,237	$—	$328,158,237
Short-Term Investments[1]	1,931,009	—	—	1,931,009
Liabilities
Futures Contracts[2]	(256)	—	—	(256)
Total	$1,930,753	$328,158,237	$—	$330,088,990

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP21